As filed with the Securities and Exchange Commission on April 29, 2003

Registration No. 33-33085

811-06032

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.  34

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No.  50

Separate Account VA B

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code

(319) 297-8121

Frank A. Camp, Esquire

Transamerica Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, Iowa 52499-4520

(Name and Address of Agent for Service)

Copy to:

Frederick R. Bellamy, Esquire

Sutherland Asbill & Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2404

Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2003 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

2

TRANSAMERICA LANDMARK

VARIABLE ANNUITY

Issued Through

SEPARATE ACCOUNT VA B

By

TRANSAMERICA LIFE INSURANCE COMPANY

Prospectus

May 1, 2003

This flexible premium deferred annuity policy has many investment choices. There is a separate account that currently offers various underlying fund portfolios. There is also a fixed account, which offers interest at rates that are guaranteed by Transamerica Life Insurance Company (Transamerica), You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.

This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the Transamerica Landmark Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2003. Please call us at (800) 525-6205 or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, Iowa, 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the policies and the separate account investment choices:

•	are not bank deposits
•	are not federally insured
•	are not endorsed by any bank or government agency
•	are not guaranteed to achieve their goal
•	are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

AEGON/TRANSAMERICA SERIES

FUND, INC.—SERVICE CLASS

Subadvised by AEGON/Transamerica  Fund Advisers, Inc.

Asset Allocation—Conservative Portfolio

Asset Allocation—Growth Portfolio

Asset Allocation—Moderate Portfolio

Asset Allocation—Moderate Growth Portfolio

Subadvised by Fred Alger Management, Inc.

Alger Aggressive Growth

Subadvised by American Century Investment Management, Inc.

American Century Income & Growth

American Century International

Subadvised by BlackRock Advisors, Inc.

BlackRock Global Science & Technology Opportunities

BlackRock Mid Cap Growth

Subadvised by Capital Guardian Trust Company

Capital Guardian Global

Capital Guardian U.S. Equity

Capital Guardian Value

Subadvised by Clarion CRA Securities, L.P.

Clarion Real Estate Securities

Subadvised by Great Companies, L.L.C.

Great Companies—AmericaSM

Great Companies—Global2

Great Companies—TechnologySM

Subadvised by Janus Capital Management LLC

Janus Balanced (A/T)

Janus Growth (A/T)

Subadvised by Jennison Associates LLC

Jennison Growth

Subadvised by J.P. Morgan Investment Management Inc.

J.P. Morgan Enhanced Index

Subadvised by Banc of America Capital Management, LLC

Marsico Growth

Subadvised by MFS® Investment Management

MFS High Yield

Subadvised by Pilgrim Baxter & Associates, Ltd.

PBHG Mid Cap Growth

Subadvised by Pilgrim Baxter & Associates, Ltd. and NWQ Investment Management  Company, LLC

PBHG/NWQ Value Select

Subadvised by Pacific Investment Management Company LLC

PIMCO Total Return

Subadvised by Salomon Brothers Asset Management Inc

Salomon All Cap

Subadvised by Transamerica Investment Management, LLC

Transamerica Convertible Securities

Transamerica Equity

Transamerica Growth Opportunities

Transamerica Money Market

Transamerica U.S. Government Securities

Subadvised by T. Rowe Price Associates, Inc.

T. Rowe Price Equity Income

T. Rowe Price Growth Stock

T. Rowe Price Small Cap

Subadvised by Morgan Stanley Investment Management, Inc.

Van Kampen Active International Allocation

Van Kampen Asset Allocation

Subadvised by Van Kampen Asset  Management Inc.

Van Kampen Emerging Growth

AIM VARIABLE INSURANCE

FUNDS—SERIES II

Managed by A I M Advisors, Inc.

AIM V.I. Basic Value Fund

AIM V.I. Capital Appreciation Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.—CLASS B

Managed by Alliance Capital Management L.P.

AllianceBernstein Growth & Income Portfolio

AllianceBernstein Premier Growth Portfolio

JANUS ASPEN SERIES—SERVICE SHARES

Managed by Janus Capital Management LLC

Janus Aspen—Mid Cap Growth Portfolio

Janus Aspen—Worldwide Growth Portfolio

MFS® VARIABLE INSURANCE  TRUSTSM—SERVICE CLASS

Managed by MFS® Investment Management

MFS New Discovery Series

MFS Total Return Series

VARIABLE INSURANCE PRODUCTS FUND—SERVICE CLASS 2

Managed by Fidelity Management &  Research Company

Fidelity—VIP Contrafund® Portfolio

Fidelity—VIP Equity-Income Portfolio

Fidelity—VIP Growth Portfolio

Fidelity—VIP Mid Cap Portfolio

Fidelity—VIP Value Strategies Portfolio

GLOSSARY OF TERMS

Accumulation Unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value—The policy value increased or decreased by any excess interest adjustment.

Annuitant—The person during whose life any annuity payments involving life contingencies will be based on.

Annuity Commencement Date—The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month starting after the annuitant attains age 95. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.

Cash Value—The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).

Excess Interest Adjustment—A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account—One or more investment choices under the policy that are part of Transamerica’s general assets and are not in the separate account.

Guaranteed Period Options—The various guaranteed interest rate periods of the fixed account which Transamerica may offer and into which premium payments may be paid or amounts transferred.

Owner—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information provided to us to issue a policy.

Policy Value—On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus
•	gross partial surrenders (partial surrenders minus excess interest adjustments plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
•	accumulated losses in the separate account; minus
•	service charges, rider fees, premium taxes, transfer fees, and any other charges, if any.

Policy Year—A policy year begins on the policy date and on each policy anniversary.

Separate Account—Separate Account VA B, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Subaccount—A subdivision within the separate account, the assets of which are invested in specified underlying fund portfolios.

You (Your)—the owner of the contract.

(Note: The SAI contains a more extensive Glossary.)

SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1.    THE ANNUITY POLICY

The flexible premium deferred variable annuity policy offered by Transamerica Life Insurance Company (Transamerica, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the separate account and the fixed account of Transamerica. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy currently offers subaccounts that are listed in Section 3. Each subaccount invests exclusively in shares of one of the underlying funds. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that Transamerica guarantees.

The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular annuity payments from your policy. The money you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.

2.    PURCHASE

You can buy a nonqualified policy with $5,000 or more, and a qualified policy with $1,000 or more, under most circumstances. You can add as little as $50 at any time during the accumulation phase.

3.    INVESTMENT CHOICES

You can allocate your premium payments to one or more of the following underlying fund portfolios described in the underlying fund prospectuses:

Asset	Allocation—Conservative Portfolio— Service Class
Asset	Allocation—Growth Portfolio— Service Class
Asset	Allocation—Moderate Portfolio— Service Class
Asset	Allocation—Moderate Growth Portfolio—Service Class
Alger	Aggressive Growth—Service Class
American	Century Income & Growth— Service Class
American	Century International—Service Class
BlackRock	Global Science & Technology Opportunities—Service Class
BlackRock	Mid Cap Growth—Service Class
Capital	Guardian Global—Service Class
Capital	Guardian U.S. Equity—Service Class
Capital	Guardian Value—Service Class
Clarion	Real Estate Securities—Service Class
Great	Companies—AmericaSM—Service Class
Great	Companies—Global[2]—Service Class
Great	Companies—TechnologySM—Service Class
Janus	Balanced (A/T)—Service Class
Janus	Growth (A/T)—Service Class
Jennison	Growth—Service Class
J.P.	Morgan Enhanced Index—Service Class
Marsico	Growth—Service Class
MFS	High Yield—Service Class
PBHG	Mid Cap Growth—Service Class
PBHG/NWQ	Value Select—Service Class
PIMCO	Total Return—Service Class
Salomon	All Cap—Service Class
Transamerica	Convertible Securities— Service Class
Transamerica	Equity—Service Class
Transamerica	Growth Opportunities—Service Class
Transamerica	Money Market—Service Class
Transamerica	U.S. Government Securities—Service Class
T.	Rowe Price Equity Income—Service Class
T.	Rowe Price Growth Stock—Service Class
T.	Rowe Price Small Cap—Service Class
Van	Kampen Active International Allocation—Service Class
Van	Kampen Asset Allocation—Service Class

Van	Kampen Emerging Growth—Service Class
AIM	V.I. Basic Value Fund—Series II
AIM	V.I. Capital Appreciation Fund—Series II
AllianceBernstein	Growth & Income Portfolio—Class B
AllianceBernstein	Premier Growth Portfolio—Class B
Janus	Aspen—Mid Cap Growth Portfolio—Service Shares
Janus	Aspen—Worldwide Growth Portfolio—Service Shares
MFS	New Discovery Series—Service Class
MFS	Total Return Series—Service Class
Fidelity—VIP	Contrafund® Portfolio—Service Class 2
Fidelity—VIP	Equity-Income Portfolio—Service Class 2
Fidelity—VIP	Growth Portfolio—Service Class 2
Fidelity—VIP	Mid Cap Portfolio—Service Class 2
Fidelity—VIP	Value Strategies Portfolio—Service Class 2

As of May 1, 2003, new policy owners may only invest in the Service Class subaccounts of AEGON/Transamerica Series Fund, Inc. The Initial Class subaccounts of the AEGON/Transamerica Series Fund, Inc. are only available to owners that purchased the policy before May 1, 2003. The Service Class of the AEGON/Transamerica Series Fund, Inc. has a Rule 12b-1 Plan (and higher expenses) and the Initial Class does not.

Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.

4.    PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose. We provide past performance information in Appendix B and in the SAI. This data does not indicate future performance.

5.    EXPENSES

Note:    The following section on expenses and the Annuity Policy Fee Table and expense examples only apply to policies issued after May 1, 2003. See Appendix D for older policies.

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 8% of premium payments surrendered within seven years after the premium is paid. We will calculate surrender charges by taking the earnings, if any, out before premium payments.

Full surrenders, partial surrenders, and transfers from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of the guaranteed period option.

We deduct daily mortality and expense risk fees and administrative charges at an annual rate of 1.30% (if you choose the “Return of Premium Death Benefit”), or 1.50% (if you choose the Annual Step-Up Death Benefit), or 1.80% (if you choose the “Double Enhanced Death Benefit”) from the assets in each subaccount.

During the accumulation phase, we deduct an annual service charge of no more than $35 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.

Upon total surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable, which currently range from 0% to 3.50%.

If you elect the Initial Payment Guarantee when you annuitize, there is a daily fee equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.

If you elect the Additional Death Distribution, there is an annual fee during the accumulation phase of 0.25% of the policy value.

The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.

6.    ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies). After one year you may generally take free of surrender charges each year:

•	10% of your premium payments less prior partial surrenders deemed to be from premium; or
•	any gains in the policy.

Amounts surrendered in the first year, or in excess of this free amount, may be subject to a surrender charge and excess interest adjustment. You may also have to pay income tax and a tax penalty on any money you take out.

The gains in the policy are the amount equal to the policy value, minus the sum of all premium payments, reduced by all prior partial surrenders deemed to be from premium.

If you have policy value in the fixed account, you may take out any cumulative interest credited free of excess interest adjustments.

Access to amounts held in qualified policies may be restricted or prohibited.

Surrenders are not generally permitted during the income phase unless you elect the Life with Emergency CashSM annuity payment option.

7.    ANNUITY PAYMENTS (THE INCOME PHASE)

The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, the dollar amount of your payments may go up or down. However, the Initial Payment Guarantee is available as an optional rider and it guarantees a minimum amount for each payment.

8.    DEATH BENEFIT

If the annuitant dies before the income phase begins, then a death benefit will become payable.

Naming different persons as owner and annuitant can affect to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

When you purchase a policy you generally may choose one of the following guaranteed minimum death benefits:

•	Double Enhanced; or
•	Annual Step-Up; or
•	Return of Premium.

Charges are lower for the Return of Premium Death Benefit.

After the policy is issued, the guaranteed minimum death benefit cannot be changed.

If the owner is not the annuitant, no death benefit is paid if the owner dies.

The death benefit is paid first to a surviving owner, if any; it is only paid to the beneficiary if there is no surviving owner.

9.    TAXES

Your earnings, if any, are generally not taxed until you take them out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the taxable earnings. For nonqualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income.

10.    ADDITIONAL FEATURES

This policy has additional features that might interest you. These include the following:

•	You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” (“SPO”). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.
•	You can elect an optional rider at the time of annuitization that guarantees your variable annuity payments will never be less than a percentage of the initial payment. This feature is called the “Initial Payment Guarantee” (“IPG”). There is an extra charge for this rider.
•	You can elect an optional rider that pays an amount in addition to the policy death benefit in certain circumstances. This feature is called the “Additional Death Distribution” (“ADD”). There is an extra charge for this rider.
•	Under certain medically related circumstances, you may surrender all or part of the policy value without a surrender charge and excess interest adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”
•	Under certain unemployment circumstances, you may surrender all or a portion of the policy value free of surrender charges and excess interest adjustments. This feature is called the “Unemployment Waiver.”
•	You may generally make transfers and/or change the allocation of additional premium payments by telephone. We may restrict or eliminate this feature.
•	You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment options into one or more subaccounts. This feature is known as “Dollar Cost Averaging.”
•	We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing.”

These features may not be available for all policies, may vary for certain policies, and may not be suitable for your particular situation.

11.    OTHER INFORMATION

Right to Cancel Period.  You may return your policy for a refund, but only if you return it within a prescribed period, which is generally at least 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid and accumulated gains or losses in the separate account. Please note, we will not credit interest on amounts allocated to the fixed account if you return your policy for a refund during the right to cancel period. We will pay the refund within 7 days after we receive written notice of cancellation and the returned policy within the applicable period. The policy will then be deemed void.

No Probate.  Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the Policy?  This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing money that you put in.

There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, and additional features, make this policy appropriate for your needs.

Old Policies.  This prospectus generally describes policies issued after May 1, 2003. See Appendix D for information on how older policies have different features and requirements, and sometimes different fees and deductions.

State Variations.  Certain provisions of the policies may be different than the general description in this prospectus, and certain riders and options may not be available, because of the legal restrictions in your state. See your policy for specific variations since any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact us for specific information that may be applicable to your state.

Financial Statements.  Financial Statements for Transamerica and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation before January 1, 2003) is in Appendix A to this prospectus.

12.    INQUIRIES

If you need more information, please contact us at:

Administrative and Service Office

Attention: Customer Care Group

Transamerica Life Insurance Company

4333 Edgewood Road NE

P.O. Box 3183

Cedar Rapids, IA 52406-3183

You may check your policy at www.transamericaservice.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number (“PIN”) to access information about your policy. We cannot guarantee that you will be able to access this site.

You should protect your PIN, because on-line (or telephone) options may be available and could be made by anyone that knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.

ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES(1)

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options. State premium taxes may also be deducted, and excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account.

Policy Owner Transaction Expenses:

Sales Load On Purchase Payments	0%

Maximum Surrender Charge (as a % of premium payments surrendered)(2)	8%

Transfer Fee(3)	$0 - $10

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses.

Annual Service Charge(4)	$0 - $35 Per Policy

Separate Account Annual Expenses (as a percentage of average account value):

Base Separate Account Expenses:

Mortality and Expense Risk Fee(5)	1.15%

Administrative Charge	0.15%

Total Base Separate Account Annual Expenses	1.30%

Optional Separate Account Expenses:

Double Enhanced Death Benefit(6)	0.50%

Annual Step-Up Death Benefit(7)	0.20%

Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses(8)	1.80%

Optional Rider Fees:

Additional Death Distribution(9)	0.25%

The next item shows the minimum and maximum total operating expenses charged by the portfolio companies for the year ended December 31, 2002 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in the future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses(10):	Minimum	Maximum

Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.41%	6.90%

This Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the portfolios, and the highest combination of separate account expenses and optional rider fees. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example	1 Year	3 Years	5 Years	10 Years

If the policy is surrendered at the end of the applicable time period.	$1681	$3169	$4517	$7385

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy.	$881	$2539	$4067	$7385

(1)	During the income phase the fees may be different than those described in the Fee Table. See Section 5, Expenses.

(2)	The surrender charge, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. The surrender charge is decreased based on the number of years since the premium payment was made.

If you select the Life with Emergency CashSM annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See Section 5, Expenses.

(3)	The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. There is no fee for the first 12 transfers per year. For additional transfers, Transamerica may charge a fee of $10 per transfer.

(4)	The service charge applies to the fixed account and the separate account, and is assessed on a pro rata basis relative to each account’s policy value as a percentage of the policy’s total policy value. The service charge is deducted on each policy anniversary and at the time of surrender. We may waive the service charge in certain instances.

(5)	The mortality and expense risk fee shown (1.15%) is for the “Return of Premium Death Benefit.”

(6)	The fee for the “Double Enhanced Death Benefit” (0.50%) is in addition to the mortality and expense risk fee for a total mortality and expense risk fee of 1.65%.

(7)	The fee for the “Annual Step-Up Death Benefit” (0.20%) is in addition to the mortality and expense risk fee for a total mortality and expense risk fee of 1.35%.

(8)	The Double Enhanced Death Benefit fee is included herein.

(9)	The annual Additional Death Distribution fee is 0.25% of the policy value and is deducted only during the accumulation phase.

(10)	The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2002 (unless otherwise noted) and was provided to Transamerica by the underlying fund portfolios, their investment advisers or managers, and Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

1.    THE ANNUITY POLICY

This prospectus describes the Transamerica Landmark Variable Annuity policy offered by Transamerica Life Insurance Company. This prospectus generally describes policies issued on or after May 1, 2003. Policies issued before that date may have different features (such as different death benefits or annuity payment options) and different charges. These differences are noted in Appendix D.

An annuity is a contract between you, the owner, and an insurance company (in this case Transamerica), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.

The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.

The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional investments of $50 or more until the annuity commencement date. You are not required to make any additional investments.

The policy is a “variable” annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase. However, if you annuitize under the Initial Payment Guarantee, then Transamerica will guarantee a minimum amount of your annuity payments. There is an extra charge for this rider.

The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

2.    PURCHASE

Policy Issue Requirements

Transamerica will not issue a policy unless:

•	Transamerica receives all information needed to issue the policy;
•	Transamerica receives a minimum initial premium payment; and
•	The annuitant, owner, and any joint owner are age 90 or younger (may be lower for qualified policies).

We reserve the right to reject any application or premium payment.

Premium Payments

You should make checks for premium payments payable only to Transamerica Life Insurance Company and send them to the administrative and service office. Your check must be honored in order for Transamerica to pay any associated payments and benefits due under the policy.

Initial Premium Requirements

The initial premium payment for nonqualified policies must be at least $5,000, and at least $1,000 for qualified policies. There is generally no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining that the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information. Additional premium payments must be received before the New York Stock Exchange closes to get same-day pricing of the additional premium payment.

Maximum Total Premium Payments

Cumulative premium payments above $1,000,000 require prior approval by Transamerica.

Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate premium payments to the Dollar Cost Averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending us written instructions or by telephone, subject to the limitations described under “Telephone Transactions.” The allocation change will apply to premium payments received on or after the date we receive the change request.

You could lose the amount you allocate to the variable subaccounts.

Transamerica reserves the right to restrict or refuse any premium payment.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. eastern time. Holidays are generally not business days.

3.    INVESTMENT CHOICES

The Separate Account

The following variable subaccounts are available under the policy for new investors. The subaccounts invest in shares of the various underlying fund portfolios. The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed below. The following variable investment choices are currently offered through this policy:

AEGON/TRANSAMERICA SERIES FUND, INC.—SERVICE CLASS(1)

Subadvised by AEGON/Transamerica Fund

Advisers, Inc.

Asset Allocation—Conservative Portfolio(2)

Asset Allocation—Growth Portfolio(3)

Asset Allocation—Moderate Portfolio(4)

Asset Allocation—Moderate Growth Portfolio(5)

Subadvised by Fred Alger Management, Inc.

Alger Aggressive Growth

Subadvised by American Century Investment Management, Inc.

American Century Income & Growth

American Century International(6)

Subadvised by BlackRock Advisors, Inc.

BlackRock Global Science & Technology Opportunities(7)

BlackRock Mid Cap Growth

Subadvised by Capital Guardian Trust Company

Capital Guardian Global

Capital Guardian U.S. Equity

Capital Guardian Value

Subadvised by Clarion CRA Securities, L.P.

Clarion Real Estate Securities

Subadvised by Great Companies, L.L.C.

Great Companies—AmericaSM

Great Companies—Global2

Great Companies—TechnologySM

Subadvised by Janus Capital Management LLC(8)

Janus Balanced (A/T)

Janus Growth (A/T)(9)

Subadvised by Jennison Associates LLC

Jennison Growth

Subadvised by J.P. Morgan Investment

Management Inc.

J.P. Morgan Enhanced Index

Subadvised by Banc of America Capital

Management, LLC(10)

Marsico Growth(11)(12)

Subadvised by MFS® Investment Management

MFS High Yield

Subadvised by Pilgrim Baxter & Associates, Ltd.

PBHG Mid Cap Growth

Subadvised by Pilgrim Baxter & Associates, Ltd. and NWQ Investment Management Company, LLC

PBHG/NWQ Value Select

Subadvised by Pacific Investment Management Company LLC

PIMCO Total Return

Subadvised by Salomon Brothers Asset Management Inc

Salomon All Cap

Subadvised by Transamerica Investment Management, LLC

Transamerica Convertible Securities

Transamerica Equity

Transamerica Growth Opportunities

Transamerica Money Market(13)

Transamerica U.S. Government Securities

Subadvised by T. Rowe Price Associates, Inc.

T. Rowe Price Equity Income

T. Rowe Price Growth Stock

T. Rowe Price Small Cap

Subadvised by Morgan Stanley Investment Management Inc.

Van Kampen Active International Allocation

Van Kampen Asset Allocation

Subadvised by Van Kampen Asset Management Inc.

Van Kampen Emerging Growth

AIM VARIABLE INSURANCE

FUNDS—SERIES II

Managed by A I M Advisors, Inc.

AIM V.I. Basic Value Fund

AIM V.I. Capital Appreciation Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.—CLASS B(14)

Managed by Alliance Capital Management L.P.

AllianceBernstein Growth & Income Portfolio(15)

AllianceBernstein Premier Growth Portfolio(16)

JANUS ASPEN SERIES—SERVICE SHARES

Managed by Janus Capital Management LLC(8)

Janus Aspen—Mid Cap Growth Portfolio(17)

Janus Aspen—Worldwide Growth Portfolio

MFS® VARIABLE INSURANCE  TRUSTSM—SERVICE CLASS

Managed by MFS® Investment Management

MFS New Discovery Series

MFS Total Return Series

VARIABLE INSURANCE PRODUCTS FUND—SERVICE CLASS 2

Managed by Fidelity Management &  Research Company

Fidelity—VIP Contrafund® Portfolio

Fidelity—VIP Equity-Income Portfolio

Fidelity—VIP Growth Portfolio

Fidelity—VIP Mid Cap Portfolio

Fidelity—VIP Value Strategies Portfolio

(1)	As of May 1, 2003, new policyholders may only invest in the Service Class subaccounts. The Initial Class subaccounts are only available to policyholders that purchased the policy before May 1, 2003. The Service Class has a Rule 12b-1 Plan (and higher expenses) and the Initial Class does not.
(2)	Formerly known as Conservative Asset Allocation.

(3)	Formerly known as Aggressive Asset Allocation.
(4)	Formerly known as Moderate Asset Allocation.
(5)	Formerly known as Moderately Aggressive Asset Allocation.
(6)	As of May 1, 2003, Gabelli Global Growth was merged into American Century International.
(7)	Formerly known as BlackRock Global Science & Technology.
(8)	Formerly known as Janus Capital Corporation.
(9)	As of May 1, 2003, Janus Growth II was merged into Janus Growth.
(10)	Formerly subadvised by Goldman Sachs Asset Management.
(11)	Formerly known as Goldman Sachs Growth.
(12)	This subaccount was re-opened May 1, 2003. If you purchased your policy prior to May 1, 2003, you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003, or after, you may only invest in Service Class shares.
(13)	As of May 1, 2003, Van Kampen Money Market was merged into Transamerica Money Market.
(14)	Formerly known as Alliance Variable Products Series Fund, Inc.—Class B.
(15)	Formerly known as Alliance Growth & Income Portfolio.
(16)	Formerly known as Alliance Premier Growth Portfolio.
(17)	Formerly known as Janus Aspen—Aggressive Growth Portfolio.

The following subaccount is only available to owners that held an investment in this subaccount on September 1, 2000. However, if any such owner surrenders all of his or her money from this subaccount after September 1, 2000, that owner may not reinvest in this subaccount.

AEGON/TRANSAMERICA SERIES FUND, INC.  (“A/T”)—INITIAL CLASS

Subadvised by Janus Capital Management LLC(1)

Janus Global

(1)	Formerly known as Janus Capital Corporation.

The following subaccounts are only available to owners that held an investment in those subaccounts on May 1, 2002. However, if any such owner surrenders all of his or her money from these subaccounts after May 1, 2002, that owner may not reinvest in those subaccounts.

AEGON/TRANSAMERICA SERIES FUND, INC.—INITIAL CLASS

Subadvised by T. Rowe Price Associates, Inc.

T. Rowe Price Dividend Growth(1)

JANUS ASPEN SERIES—SERVICE SHARES

Managed by Janus Capital Management LLC(2)

Janus Aspen—Mid Cap Value Portfolio(3)

VARIABLE INSURANCE PRODUCTS FUND— SERVICE CLASS 2

Managed by Fidelity Management & Research Company

Fidelity—VIP Growth Opportunities Portfolio

(1)	As of May 1, 2003, T. Rowe Price Dividend Growth was merged into T. Rowe Price Equity Income.
(2)	Formerly known as Janus Capital Corporation.
(3)	As of May 1, 2003 Janus Aspen—Strategic Value Portfolio merged into Janus Aspen—Mid Cap Value Portfolio.

The following subaccount is only available to owners that held an investment in this subaccount on July 1, 2002. However, if any such owner surrenders all of his or her money from this subaccount after July 1, 2002, that owner may not reinvest in this subaccount.

AEGON/TRANSAMERICA SERIES FUND, INC. (“A/T”)—Initial Class

Subadvised by The Dreyfus Corporation

Dreyfus Small Cap Value

The general public may not purchase shares of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.

More detailed information, including an explanation of the portfolios’ fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.

We may receive expense reimbursements or other revenues from the underlying fund portfolios or their managers. The amount of these reimbursements or revenues, if any, may be substantial and may be different for different portfolios and may be based on the amount of assets that Transamerica or the separate account invests in the underlying fund portfolios.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. See the SAI for more information concerning the possible addition, deletion, or substitution of investments.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of Transamerica’s general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts.

While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders and transfers from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum, however.

We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeitue law at the time the policy is issued.

If you select the fixed account, your money will be placed with Transamerica’s other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of annuity payments you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

We reserve the right to refuse any premium payment to the fixed account.

Transfers

During the accumulation phase, you may make transfers to or from any subaccount or to the fixed account as often as you wish within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited to the following:

•	Transfers at the end of a guaranteed period. No excess interest adjustment will apply.
•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.

•	Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year is 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer.

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfers must be received while the New York Stock Exchange is open to get same-day pricing of the transaction.

We reserve the right to prohibit transfers to the fixed account.

The number of transfers permitted may be limited and a $10 charge per transfer may apply.

During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Transfers made by telephone are subject to the limitations described below under “Telephone Transactions.”

Market Timing.  The policy you are purchasing was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to the underlying fund portfolio and increase transaction costs. We reserve the right to reject any premium payment or transfer request from any person if, in our judgment, the payment or transfer or series of transfers would have a negative impact on an underlying fund portfolio’s operations or if an underlying fund portfolio would reject our purchase order, or because of a history of frequent transfers. We may impose other restrictions on transfers or even prohibit them for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege. We may, at any time, discontinue transfer privileges, modify our procedures, or limit the number of transfers we permit.

We do not permit market timing. Do not purchase this policy if you are a market timer.

4.    PERFORMANCE

Transamerica periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. The deduction of any applicable premium taxes, surrender charges, or rider fees would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges.

Third, in addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

We also may, from time to time, include in our advertising and sales materials, the performance of other funds or accounts managed by the subadviser, the performance of predecessors to the underlying fund portfolios, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

Appendix B to this prospectus contains past performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Past performance is no indication of future performance; future performance will vary and future results will not be the same as the results shown.

5.    EXPENSES

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Surrender Charges

During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for expenses relating to sales, including commissions to registered representatives and other promotional expenses.

After the first year, you can surrender up to the greater of 10% of your premium payments or any gains in the policy once each year free of surrender charges. This amount is referred to as the free percentage and is determined at the time of surrender. (The free percentage is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If the surrender is in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

The following schedule shows the surrender charges that apply during the seven years following payment of each premium payment:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)

0-1	8%
1-2	8%
2-3	7%
3-4	6%
4-5	5%
5-6	4%
6-7	3%
More than 7	0

For example, assume your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your free amount ($10,000), you would pay a surrender charge of $1,600 on the remaining $20,000 (8% of $30,000—$10,000).

Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $7,200 [8% of ($100,000 -($100,000 × 10%))].

You can generally choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge (and any applicable excess interest adjustment) from your remaining policy value. You receive your cash value upon full surrender.

For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next.

Surrender charges are waived if you surrender money under the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver.

Keep in mind that surrenders may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from earnings first.

Life with Emergency CashSM Surrender Charge

If you select the Life with Emergency CashSM annuity payment option, then you can surrender your policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity commencement date. The following schedule shows the current surrender charge:

Number of Years Since Annuity Commencement Date	Surrender Charge (as a percentage of adjusted policy value)

0-1	4%
1-2	3%
2-3	2%
3-4	1%
more than 4	0%

Note carefully the following three things about this surrender charge:

•	this surrender charge is measured from the annuity commencement date and not from the premium payment date;
•	this surrender charge is a percentage of the adjusted policy value applied to the Life with Emergency CashSM annuity payment option, and not a percentage of premium; and
•	under this payment option, there is no surrender charge free amount.

Excess Interest Adjustment

Surrenders and transfers from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option.

Mortality and Expense Risk Fees

We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. We may also pay distribution expenses out of this charge.

During the accumulation phase for the Return of Premium Death Benefit the daily mortality and expense risk fee is at an annual rate of 1.15%; for the Annual Step-Up Death Benefit the daily mortality and expense risk fee is 0.20% higher at an annual rate of 1.35%, and for the Double Enhanced Death Benefit, the mortality and expense risk fee is 0.50% higher at an annual rate of 1.65%. During the income phase, the mortality and expense risk fee is at an annual rate of 1.10%.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Administrative Charges

We deduct a daily administrative charge to cover the costs of administering the policy (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.

In addition, an annual service charge of $35 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.

Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:

•	you begin receiving annuity payments;
•	you surrender the policy; or
•	a death benefit is paid.

Generally, premium taxes range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Transfer Fee

You are allowed to make 12 free transfers per year before the annuity commencement date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing and Dollar Cost Averaging transfers do not count as one of your 12 free transfers per year. All transfer requests made at the same time are treated as a single request.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee at the time of annuitization, there is a rider fee currently at an annual rate of 1.25% of the daily net asset value. This fee may be higher or lower at the time you annuitize and elect the rider.

Additional Death Distribution

If you elect the Additional Death Distribution, there is an annual rider fee during the accumulation phase of 0.25% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider (once we have received all necessary regulatory approvals) during the accumulation phase.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The minimum and maximum fund expenses for the previous calendar year are found in the “Fee Table” section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

6.    ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in the following ways:

•	by making a surrender (either a complete or partial surrender); or

•	by taking systematic payouts.

Surrenders

If you take a complete surrender, you will receive your cash value.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the policy value.

After one year, you may take up to the greater of 10% of your premium payments or any gains in the policy free of surrender charges once each policy year. Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See Section 8, Death Benefit, for more details. A surrender may also reduce other benefits.

Surrenders may be subject to a surrender charge. Surrenders from the fixed account may also be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.

Surrenders from qualified policies may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either complete or partial, unless you elect a Life with Emergency CashSM payment option.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive all required information at our Administrative and Service Office. We may defer such payment from the separate account if:

•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;
•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

•	the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a policy owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium check has cleared your bank.

Excess Interest Adjustment

Money that you transfer out of or surrender from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a transfer or surrender (either full or partial), if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on surrender or transfer. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender or transfer.

Any amount surrendered in excess of the cumulative interest credited is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.

There will be no excess interest adjustment on any of the following:

•	surrenders of cumulative interest credited;
•	Nursing Care and Terminal Condition Withdrawal Option surrenders;
•	Unemployment Waiver surrenders;
•	surrenders to satisfy any minimum distribution requirements; and
•	Systematic Payout Option payments, which do not exceed cumulative interest credited at the time of payment.

Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.

The excess interest adjustment may vary for certain policies and may not be applicable for all policies.

7.    ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us written notice 30 days before the current annuity commencement date. The new annuity commencement date must be at least 30 days after we receive notice of the change. The latest annuity commencement date generally cannot be after the policy month following the month in which the annuitant attains age 95. The earliest annuity commencement date is 30 days after you purchase your policy.

Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse continues the policy).

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant’s death, the beneficiary will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides several annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

Unless you choose to receive variable payments, the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease. Please note that these changes only occur annually under the Initial Payment Guarantee.

A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payment options are explained below. Options 1, 2, and 3 are fixed only. Options 4 and 5 can be fixed or variable.

Payment Option 1—Interest Payments.  We will pay the interest on the amount we use to provide annuity payments in equal payments, or this amount may be left to accumulate for a period of time to which you and Transamerica agree. You and Transamerica will agree on surrender rights when you elect this option.

Payment Option 2—Income for a Specified Period.  We will make level payments only for a fixed period. No funds will remain at the end of the period.

Payment Option 3—Income of a Specified Amount.  Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

Payment Option 4—Life Income.  You may choose between:

•	No Period Certain (fixed or variable)—Payments will be made only during the annuitant’s lifetime.
•	10 Years Certain (fixed or variable)—Payments will be made for the longer of the annuitant’s lifetime or ten years.
•	Guaranteed Return of Policy Proceeds (fixed only)—Payments will be made for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the amount applied to this option.
•	Life with Emergency CashSM (fixed or variable)—Payments will be made during the annuitant’s lifetime. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). The Life with Emergency CashSM benefit will continue through age 100 of the annuitant. The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the annuitant. (For qualified policies the death benefit ceases at the date the annuitant reaches the IRS age limitation.)

Payment Option 5—Joint and Survivor Annuity. You may choose between:

•	No Period Certain (fixed or variable)—Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.
•	Life with Emergency CashSM (fixed or variable)—Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). The Life with Emergency CashSM benefit will continue through age 100 of the surviving joint annuitant. The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the surviving joint annuitant. (For qualified policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.)

Other annuity payment options may be arranged by agreement with Transamerica. Certain annuity payment options may not be available in all states.

NOTE CAREFULLY:

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and
•	the annuitant dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to that person’s beneficiary, or their present value may be paid in a single sum.

However, IF:

•	You choose Life with Emergency CashSM; and
•	The annuitant dies before age 101;

THEN:

•	A Life with Emergency CashSM death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping Transamerica informed of their current address.

8.    DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or may choose to receive a lump sum.

When We Pay A Death Benefit

We will pay a death benefit IF:

•	you are both the annuitant and sole owner of the policy; and
•	you die before the annuity commencement date.

We will pay a death benefit to you (owner) IF:

•	you are not the annuitant; and

•	the annuitant dies before the annuity commencement date.

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit. All current surrender charges will be waived.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you are not the annuitant; and
•	you die prior to the annuity commencement date.

Please note the new owner (unless it is the deceased owner’s spouse) must generally surrender the policy within five years of your death for the adjusted policy value minus any applicable rider fees.

Distribution requirements apply to the policy value upon the death of any owner. These requirements are detailed in the SAI.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:

•	you are not the annuitant; and
•	you die on or after the annuity commencement date; and
•	the entire interest in the policy has not been paid to you;

THEN:

•	the remaining portion of such interest in the policy will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:

•	You are receiving annuity payments under the Life with Emergency CashSM; and
•	The annuitant dies before age 101;

THEN:

•	A Life with Emergency CashSM death benefit will be paid.

Spousal Continuation

IF:

•	the surviving spouse of the deceased owner (as beneficiary or sole-surviving owner) elects to continue the policy instead of receiving the death benefit; and
•	the guaranteed minimum death benefit is greater than the policy value;

THEN:

•	we will increase the policy value to be equal to the guaranteed minimum death benefit. This increase is made only at the time the surviving spouse elects to continue the policy and the guaranteed minimum death benefit will continue as applicable.

Succession of Ownership

If any owner dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:

•	any surviving owner;
•	primary beneficiary;
•	contingent beneficiary; or
•	owner’s estate.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option you chose when you bought the policy. The death benefit will generally be the greatest of:

•	policy value on the date we receive the required information; or
•	cash value on the date we receive the required information (this will be more than the policy value if there is a positive excess interest adjustment that exceeds the surrender charge); or
•	guaranteed minimum death benefit (discussed below), plus premium payments, less adjusted partial surrenders from the date of death to the date the death benefit is paid.

Guaranteed Minimum Death Benefit

NOTE: The following generally applies, depending on the state of issue, to policies issued after May 1, 2003. For other policies, see Appendix D.

On the policy application, you generally may choose one of the guaranteed minimum death benefit options listed below (age limitations may apply).

After the policy is issued, you cannot make an election and the death benefit cannot be changed.

A.    Double Enhanced Death Benefit

The death benefit under this option is the greater of 1 or 2 below:

1.	The 6% Annually Compounding through age 80 Death Benefit is: the total premium payments; less
•	any adjusted partial surrenders; plus
•	interest at an effective annual rate of 6% from the premium payment date or surrender date to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday.
2.	The Monthly Step-Up through age 80 Death Benefit is equal to:
•	the largest policy value on the policy date or on any monthly anniversary prior to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday; plus
•	any premium payments subsequent to the date of any monthly anniversary with the largest policy value; minus
•	any adjusted partial surrenders subsequent to the date of the monthly anniversary with the largest policy value.

This benefit is not available if the owner or annuitant is age 71 or older on the policy date. There is an extra charge for this death benefit of 0.50% annually for a total mortality and expense risk fee of 1.65%.

B.    Annual Step-Up Death Benefit

On each policy anniversary before your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. The death benefit is equal to:

•	the largest policy value on the policy date or on any policy anniversary before the earlier of the date of the annuitant’s death or the annuitant’s 81st birthday; plus
•	any premium payments since that date; minus
•	any adjusted partial surrenders since that date.

The Annual Step-Up Death Benefit is not available if the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit of 0.20% annually for a total mortality and expense risk fee of 1.35%.

C.    Return of Premium Death Benefit

The Return of Premium Death Benefit is:

•	total premium payments; less
•	any adjusted partial surrenders as of the date of death.

The Return of Premium Death Benefit will be in effect if you do not choose the other death benefit option on the policy application. The charges are lower for this option.

The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments. We have included a detailed explanation of this adjustment in the SAI. This is referred to as “adjusted partial surrender” in your policy.

9.    TAXES

NOTE:    Transamerica has prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. Transamerica has included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules generally provide that you will not be taxed on the earnings, if any, on the money held in your annuity policy until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of policy—qualified or nonqualified.

You will generally not be taxed on increases in the value of your policy until a distribution occurs—either as a surrender or as annuity payments and tax deferral will not apply.

When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes and tax deferral will not apply.

Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following plans:

•	Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the policy. A Roth IRA also allows individuals to make contributions to the policy, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.
•	Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the policy on a pre-tax basis.
•	Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the policy on a pre-tax basis.
•	Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the policy.

The policy may contain death benefit features that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because the death benefit may exceed this limitation, anyone using the policy in connection with such plans should consult their tax adviser. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit provision, such as the provision in the contract, comports with IRA qualification requirements.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Surrenders—Qualified Policies

The information herein describing the taxation of nonqualified policies does not apply to qualified policies.

There are special rules that govern with respect to qualified policies. Generally, these rules restrict:

•	the amount that can be contributed to the policy during any year;
•	the time when amounts can be paid from the policy; and
•	the amount of any death benefit that may be allowed.

In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59½, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy.

We have provided more information in the SAI. You should consult your legal counsel or tax adviser if you are considering purchasing a policy for use with any qualified policy or other retirement plan.

Surrenders—403(b) Policies

The Internal Revenue Code limits surrenders from certain 403(b) policies. Surrenders can generally only be made when an owner:

•	reaches age 59½;
•	leaves his/her job;
•	dies;
•	becomes disabled (as that term is defined in the Internal Revenue Code); or
•	declares hardship. However, in the case of hardship, the owner can only surrender the premium payments and not any earnings.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity. These diversification and distribution requirements are discussed in the SAI. Transamerica may modify the policy to attempt to maintain favorable tax treatment.

Surrenders—Nonqualified Policies

If you make a surrender (including Systematic Payouts) from a nonqualified policy before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your premium payments. When you make a surrender you are taxed on the amount of the surrender that is earnings. (The excess interest adjustment resulting from the surrender may affect the amount on which you are taxed, but the tax treatment of excess interest adjustments is uncertain. You should consult a tax advisor if a surrender results in an excess interest adjustment.) If you make a full surrender, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the contract,” which is generally your premiums paid (adjusted for any prior surrenders or portions thereof that were not taxable). Different rules apply for annuity payments. See “Annuity Payments” below.

The Internal Revenue Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty tax. They include any amounts:

•	paid on or after the taxpayer reaches age 59½;
•	paid after an owner dies;
•	paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);
•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
•	paid under an immediate annuity; or
•	which come from premium payments made prior to August 14, 1982.

All nonqualified deferred annuity policies that are issued by Transamerica (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of the annuitant. Generally,

such amounts should be includable in the income of the recipient:

•	if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or
•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

•	Fixed payments—by dividing the “investment in the contract” on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.
•	Variable payments—by dividing the “investment in the contract” on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If you select more than one annuity payment option, special rules govern the allocation of the policy’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the contract” as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction for your last taxable year.

It is unclear whether stabilized annuity payments under the Initial Payment Guarantee should be treated as fixed annuity payments or variable annuity payments for federal income tax purposes. In addition, stabilized annuity payments may not qualify as a series of substantially equal payments that would be exempt from any applicable penalty tax. You should consult a tax advisor on these issues.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. You should consult a tax adviser with respect to legal developments and their effect on the policy.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with the Additional Death Distribution as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59½. Although we do not believe that the fees associated with the Additional Death Distribution or any other optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the policy.

10.     ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular payments from your policy by using the Systematic Payout Option. Under this option, you can receive the greater of (1) and (2), divided by the number of payouts made per year, where:

(1)	up to 10% of your premium payments (less surrenders deemed to be from premium); or

(2) is any gains in the policy.

This amount may be taken free of surrender charges. Any payment in excess of the cumulative interest credited at the time of the payment may be subject to an excess interest adjustment.

Payments can be made monthly, quarterly, semi-annually, or annually and will not begin until one payment period from the date we receive your instructions. Each payment must be at least $50. Monthly and quarterly payments must be made by electronic funds transfer directly to your checking or savings account.

If you request an additional surrender while a Systematic Payout Option is in effect, the Systematic Payout Option will terminate.

There is no charge for this benefit.

Income Benefit Programs

The Family Income Protector and Managed Annuity Programs are no longer available for new sales, but if you have previously elected one of these benefits you can still upgrade. If you upgrade your minimum annuitization value or minimum income base, you will generally receive the Managed Annuity Program II. See Appendix C for more information.

Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee at the time you annuitize your policy. You cannot delete this payment guarantee (or eliminate the charge for it) after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

With the Initial Payment Guarantee, you receive stabilized annuity payments that are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject change from time to time; however once you annuitize and elect the rider, the guaranteed percentage will not change during the life of the rider. Contact us for the current guaranteed percentage.

Rider Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee and administrative charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is reflected in the calculation of the annuity unit values.

The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts. You pay whatever the fee is when you annuitize.

Other. The Initial Payment Guarantee uses a 5% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the assumed investment return, and decrease if actual performance is below the assumed investment return (but not below the guaranteed level).

Termination.  The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary for certain policies and may not be available for all policies.

Additional Death Distribution

The optional “Additional Death Distribution” pays an additional amount (based on earnings since the rider was issued) when a death benefit is payable under your policy, in certain circumstances. The Additional Death Distribution is only available for issue ages through age 80.

Additional Death Distribution Amount.  The Additional Death Distribution is only payable if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Additional Death Distribution is equal to:

•	the Additional Death Distribution factor (see below); multiplied by
•	the rider earnings on the date the death benefit is calculated.

Rider earnings equal:

•	the policy value on the date the death benefit is determined; minus
•	policy value on the rider date; minus
•	premium payments after the rider date; plus
•	surrenders after the rider date that exceed the rider earnings on the date of the surrender.

No benefit is payable under the Additional Death Distribution if there are no rider earnings on the date the death benefit is calculated.

If you purchase your policy as part of a 1035 exchange or add the Additional Death Distribution after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Additional Death Distribution is added to your policy.

The Additional Death Distribution factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80.

No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated.

For purposes of computing taxable gains, both the death benefit payable under the policy and the Additional Death Distribution will be considered. Please see the SAI for an example which illustrates the Additional Death Distribution payable as well as the effect of a partial surrender on the Additional Death Distribution.

Spousal Continuation.  If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving a death benefit and Additional Death Distribution, the spouse will receive a one-time policy value increase equal to the Additional Death Distribution. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long as he or she is under the age of 80.

Rider Fee.  A rider fee, 0.25% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the Additional Death Distribution would not pay any benefit (because there are no rider earnings).

Termination.  The rider will remain in effect until:

•	you cancel it by notifying our service center in writing,
•	the policy is annuitized or surrendered, or

•	the Additional Death Distribution is paid or added to the policy value under a spousal continuation.

Once terminated, the Additional Death Distribution may be re-elected; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and of IRAs. Consult a tax adviser before electing this rider for any qualified plan or IRA.

The Additional Death Distribution may vary for certain policies and may not be available for all policies.

Nursing Care and Terminal Condition Withdrawal Option

No surrender charges or excess interest adjustment will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:

•	confined in a hospital or nursing facility for 30 days in a row; or
•	diagnosed with a terminal condition (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the accumulation phase). There is no charge for this benefit.

This benefit may vary for certain policies and may not be available for all policies.

Unemployment Waiver

No surrender charges or excess interest adjustment will apply to surrenders after you or your spouse become unemployed in certain circumstances, because you were terminated, laid off, or otherwise lost your job involuntarily. In order to qualify, you (or your spouse, whichever is applicable) must have been:

•	employed full time for at least two years prior to becoming unemployed;
•	employed full time on the policy date;
•	unemployed for at least 60 days in a row at the time of surrender;
•	must have a minimum cash value at the time of surrender of $5,000; and
•	you (or your spouse) must be receiving unemployment benefits.

You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.

You may select this benefit at any time (during the accumulation phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

This benefit may vary for certain policies and may not be available for all policies.

Telephone Transactions

You may generally make transfers and change the allocation of additional premium payments by telephone IF:

•	you select the “Telephone Transfer/Reallocation Authorization” box in the policy application or enrollment information; or
•	you later complete an authorization form.

You will be required to provide certain information for identification purposes when requesting a transaction by telephone and we may record your telephone call. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine. We reserve the right to revoke your telephone transaction privileges at any time without revoking all owners’ telephone transfer privileges.

Telephone requests must be received while the New York Stock Exchange is open to get same-day pricing of the transaction. We may discontinue this option at any time.

We may deny the telephone transaction privileges to market timers.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or lines available, to take your call.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically make transfers into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

There are two Dollar Cost Averaging programs available under your policy:

•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started.

•	Special—You may elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment option into a Special Dollar Cost Averaging program.

A minimum of $500 per transfer is required. A minimum of $3,000 is required to start a 6-month program and $6,000 is required to start a 12-month program. The minimum number of transfers is 6 monthly and 4 quarterly, and the maximum is 24 monthly and 8 quarterly.

You can elect to transfer from one of the fixed or variable sources listed on the Dollar Cost Averaging election form (only fixed sources are available for special Dollar Cost Averaging programs).

A Dollar Cost Averaging program will begin once we receive the required instructions and the minimum required premium. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase but the length of the Dollar Cost Averaging program will not. If we receive additional premium payments after a Dollar Cost Averaging program is completed, absent new instructions to the contrary, a new Dollar Cost Averaging program will be started using the previous instructions (assuming it meets the minimum Dollar Cost Averaging requirements).

NOTE CAREFULLY:

IF:

•	We do not receive all necessary information to begin a Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or
•	We do not receive the minimum required amount to begin a Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	Any amount in a fixed source will be transferred to the money market investment option; and
•	Any amount in a variable source will remain in that variable investment option; and
•	New instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	You discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	We will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is no charge for this benefit.

The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies. See your policy for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time free of charge. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

11.    OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing. An ownership change may be a taxable event.

Assignment

You can also assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the policy before we receive notice of the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.

Transamerica Life Insurance Company

Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. Transamerica is a wholly-owned indirect subsidiary of AEGON USA, Inc. which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA, Inc. is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Transamerica is licensed in all states except New York, the District of Columbia and Guam.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of Transamerica.

The Separate Account

Transamerica established a separate account, called Separate Account VA B, under the laws of the State of Iowa on January 19, 1990. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or Transamerica. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to Transamerica’s other income, gains or losses. The assets of the separate account are held in Transamerica’s name on behalf of the separate account and belong to Transamerica. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business Transamerica may conduct. The separate account may include other subaccounts that are not available under these policies.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this separate account and can accept investments from any separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering variable annuity products of Transamerica, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including Transamerica, agree to take any necessary steps to resolve the matter. This may include removing their separate accounts from the underlying fund portfolios. See the underlying fund portfolios’ prospectuses for more details.

Exchanges and Reinstatements

You can generally exchange one annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity and there will be a new surrender charge period and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also ask us to reinstate your policy after such a transfer by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

Transamerica will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Distributor of the Policies

AFSG Securities Corporation is the principal underwriter of the policies. Like Transamerica, it is a wholly-owned indirect subsidiary of AEGON USA, Inc. It is located at 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. AFSG Securities Corporation is registered as a broker/dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. (NASD).

Commissions of up to 7% of premium payments plus an annual continuing fee based on policy values will be paid to broker/dealers who sell the policies under agreements with AFSG Securities Corporation. These commissions are not deducted from premium payments. In addition, certain production, persistency and managerial bonuses may be paid. Transamerica may also pay compensation to financial institutions for their services in connection with the sale and servicing of the policies.

To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker/dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services. Transamerica intends to recoup commissions and other sales expenses primarily, but not exclusively, through:

•	the administrative charge;
•	the surrender charge;
•	the mortality and expense risk fee;
•	revenues, if any, that we receive from the underlying fund portfolios or their managers; and
•	investment earnings on amounts allocated to the fixed account.

Commissions paid on the policies, including other incentives or payments, are not charged to the policy owners or the separate account.

Pending regulatory approvals, we intend to distribute the policies in all states, except New York, and in certain possessions and territories.

IMSA

We are a member of the Insurance Marketplace Standards Association (IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance, and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org. in the “Consumer” section or by contacting IMSA at: 202-624-2121.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the separate account are subject. Transamerica, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Transamerica believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account, AFSG Securities Corporation, or Transamerica.

TABLE OF CONTENTS OF THE STATEMENT  OF ADDITIONAL INFORMATION

Glossary of Terms
The Policy—General Provisions
Certain Federal Income Tax Consequences
Investment Experience
Additional Death Distribution Rider—Additional Information
Historical Performance Data
Published Ratings
State Regulation of Transamerica
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Legal Matters
Independent Auditors
Other Information
Financial Statements

APPENDIX A

CONDENSED FINANCIAL INFORMATION

(For policies purchased on or after May 1, 2003)

The Total Separate Account Annual Expense of 1.80% was not offered as of December 31, 2002, therefore condensed financial data is not available that reflects that Total Separate Account Annual Expense; however previous Total Separate Account Expenses of 1.50% and 1.30% have been offered and are included in this section.

CONDENSED FINANCIAL INFORMATION

(For policies purchased prior to May 1, 2003)

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

Total Separate Account Annual Expenses: 1.55%

Subaccounts	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

Asset Allocation—Conservative Portfolio(15)ab
2002	$1.000000	$0.896108	31,505,052.323

Asset Allocation—Growth Portfolio(15)ab
2002	$1.000000	$0.804600	48,989,835.133

Asset Allocation—Moderate Portfolio(15)ab
2002	$1.000000	$0.867636	104,369,373.313

Asset Allocation—Moderate Growth Portfolio(15)ab
2002	$1.000000	$0.839081	118,865,183.365

Alger Aggressive Growth(12)a
2002	$0.573708	$0.370627	10,356,730.291
2001	$0.697419	$0.573708	4,054,346
2000	$1.000000	$0.697419	2,378,715

American Century Income & Growth(14)a
2002	$0.938285	$0.744847	6,650,327.623
2001	$1.000000	$0.938285	239,028

American Century International(14)ac
2002	$0.832379	$0.639197	13,365,483.007
2001	$1.000000	$0.832379	317,573

BlackRock Global Science & Technology Opportunities(15)ab
2002	$1.000000	$0.715409	1,133,713.200

BlackRock Mid Cap Growth(15)a
2002	$1.000000	$0.757342	2,846,992.610

Total Separate Account Annual Expenses: 1.55%

(continued)

Subaccounts	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

Capital Guardian Global(9)a
2002	$1.125133	$0.891692	21,713,817.379
2001	$1.274775	$1.125133	9,182,799
2000	$1.530432	$1.274775	8,999,130
1999	$1.051197	$1.530432	6,125,057
1998	$1.000000	$1.051197	5,686,375

Capital Guardian U.S. Equity(11)ad
2002	$0.841423	$0.631386	42,547,063.653
2001	$0.884476	$0.841423	12,891,872
2000	$0.962537	$0.884476	11,432,176
1999	$1.121334	$0.962537	6,044,674
1998	$1.000000	$1.121334	4,444,952

Capital Guardian Value(4)a
2002	$2.300746	$1.796659	26,205,443.485
2001	$2.191158	$2.300746	11,920,837
2000	$2.107532	$2.191158	9,270,510
1999	$2.207647	$2.107532	9,518,037
1998	$2.086425	$2.207657	8,178,732
1997	$1.804168	$2.086425	2,607,465

Clarion Real Estate Securities(15)a
2002	$1.000000	$0.929213	8,236,720.810

Dreyfus Small Cap Value(3)a
2001	$3.147350	$1.876147	11,809,553.742
2001	$2.481941	$3.147350	12,087,717
2000	$2.270110	$2.481941	10,522,203
1999	$1.781675	$2.270110	8,787,718
1998	$1.849564	$1.781675	7,236,830
1997	$1.635726	$1.849564	2,651,783

Gabelli Global Growth(13)ac
2002	$0.833048	$0.684125	9,633,052.953
2001	$0.937848	$0.830048	2,044,088
2000	$1.000000	$0.937848	91,011

Great Companies—AmericaSM(14)a
2002	$0.982103	$0.767017	5,007,705.810
2001	$1.000000	$0.982103	143,165

Great Companies—Global[2] (13)a
2002	$0.777811	$0.601160	2,372,384.646
2001	$0.949871	$0.777811	237,392
2000	$1.000000	$0.949871	1,000

Great Companies—TechnologySM(14)[a]
2002	$0.773226	$0.471165	5,763,699.833
2001	$1.000000	$0.773226	404,874

Total Separate Account Annual Expenses: 1.55%

(continued)

Subaccounts	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

Janus Balanced (A/T)(15)a
2002	$1.000000	$0.939281	4,327,618.742

Janus Global (A/T)(12)a
2002	$0.590582	$0.430212	1,545,679.230
2001	$0.777402	$0.590582	2,211,497
2000	$1.000000	$0.777402	2,489,351

Janus Growth (A/T)(2)ae
2002	$24.333494	$16.617109	2,126,561.031
2001	$34.670168	$24.333494	2,533,584
2000	$49.862043	$34.670168	2,797,145
1999	$31.822714	$49.862043	2,138,499
1998	$19.647490	$31.822714	1,055,991
1997	$18.030324	$19.647490	331,277

Jennison Growth(7)a
2002	$0.862821	$0.588432	13,224,888.266
2001	$1.075789	$0.862821	9,452,958
2000	$1.235481	$1.075789	7,955,917
1999	$1.197263	$1.235481	8,078,979
1998	$1.155963	$1.197263	7,330,812
1997	$1.049539	$1.155963	2,879,146

J.P. Morgan Enhanced Index(8)a
2002	$1.392379	$1.033936	31,707,542.254
2001	$1.606561	$1.392379	19,774,366
2000	$1.831468	$1.606561	20,109,311
1999	$1.574026	$1.831468	16,917,672
1998	$1.216554	$1.574026	7,597,253
1997	$1.066111	$1.216554	1,987,857

Marsico Growth(12)af
2002	$0.774069	$0.564189	1,701,805.486
2001	$0.915132	$0.774069	1,862,382
2000	$1.000000	$0.915132	593,129

MFS High Yield(10)a
2002	$0.954934	$0.959844	18,401,319.043
2001	$0.934479	$0.954934	6,006,284
2000	$1.000739	$0.934479	4,372,634
1999	$0.960378	$1.000739	3,346,480
1998	$1.000000	$0.960378	1,139,786

PBHG Mid Cap Growth(12)a
2002	$0.498392	$0.351418	17,682,201.260
2001	$0.789965	$0.498392	6,201,304
2000	$1.000000	$0.789965	3,412,510

Total Separate Account Annual Expenses: 1.55%

(continued)

Subaccounts	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

PBHG/NWQ Value Select(12)a
2002	$1.044981	$0.882787	10,573,632.126
2001	$1.080814	$1.044981	2,807,645
2000	$1.000000	$1.080814	425,529

PIMCO Total Return(15)a
2002	$1.000000	$1.051137	53,034,314.224

Salomon All Cap(12)a
2002	$1.036993	$0.768775	35,683,761.009
2001	$1.031639	$1.036993	9,711,176
2000	$1.000000	$1.031639	2,079,288

Transamerica Convertible Securities(15)a
2002	$1.000000	$0.922464	2,992,675.298

Transamerica Equity(12)a
2002	$0.673200	$0.515473	26,955,004.948
2001	$0.830010	$0.673200	8,295,025
2000	$1.000000	$0.830010	1,848,119

Transamerica Growth Opportunities(14)a
2002	$1.106551	$0.933700	6,063,011.824
2001	$1.000000	$1.106551	189,723

Transamerica Money Market(1)ag
2002	$1.359341	$1.355594	41,664,705.923
2001	$1.331292	$1.359341	17,963,647
2000	$1.275724	$1.331292	9,013,555
1999	$1.236621	$1.275724	11,328,428
1998	$1.185346	$1.236621	4,060,082
1997	$1.170606	$1.185346	1,002,462

Transamerica U.S. Government Securities(5)a
2002	$1.406799	$1.465892	22,641,544.980
2001	$1.359434	$1.406799	8,903,198
2000	$1.253119	$1.359434	6,413,316
1999	$1.283673	$1.253119	6,668,600
1998	$1.213942	$1.283673	5,114,380
1997	$1.136634	$1.213942	858,785

T. Rowe Price Dividend Growth(12)ah
2002	$1.014149	$0.810733	1,380,385.460
2001	$1.074760	$1.014149	1,390,866
2000	$1.000000	$1.074760	117,680

T. Rowe Price Equity Income(6)ah
2002	$2.336285	$2.005805	29,383,209.530
2001	$2.322307	$2.336285	17,270,752
2000	$2.099660	$2.322307	14,753,422
1999	$2.060734	$2.099660	15,216,376
1998	$1.923303	$2.060734	12,371,480
1997	$1.663897	$1.923303	3,943,109

Total Separate Account Annual Expenses: 1.55%

(continued)

Subaccounts	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

T. Rowe Price Growth Stock(6)a
2002	$2.701515	$2.053295	19,614,258.077
2001	$3.049978	$2.701515	12,167,489
2000	$3.112902	$3.049975	12,435,990
1999	$2.586964	$3.112902	10,308,335
1998	$2.041653	$2.586964	7,055,528
1997	$1.774078	$2.041653	1,909,048

T. Rowe Price Small Cap(12)a
2002	$0.759675	$0.543474	28,125,884.638
2001	$0.854538	$0.759675	3,099,578
2000	$1.000000	$0.854538	783,970

Van Kampen Active International Allocation(1)a
2002	$1.217188	$0.995170	13,027,592.129
2001	$1.604565	$1.217188	10,495,290
2000	$1.993345	$1.604565	10,252,707
1999	$1.529380	$1.993345	7,730,719
1998	$1.345339	$1.529380	6,282,060
1997	$1.432514	$1.345339	2,717,945

Van Kampen Asset Allocation(1)a
2002	$2.669327	$2.197980	12,786,604.835
2001	$2.916927	$2.669327	12,953,763
2000	$3.148754	$2.916927	12,619,743
1999	$2.529863	$3.148754	10,427,869
1998	$2.169995	$2.529863	7,169,924
1997	$1.998344	$2.169995	1,857,541

Van Kampen Emerging Growth(14)a
2002	$0.805310	$0.530826	13,553,493.032
2001	$1.000000	$0.805310	778,101

AIM V.I. Basic Value Fund(15)
2002	$1.000000	$0.757548	17,650,404.981

AIM V.I. Capital Appreciation Fund(15)
2002	$1.000000	$0.792764	2,260,735.982

AllianceBernstein Growth & Income Portfolio(14)i
2002	$0.925071	$0.708109	15,483,398.124
2001	$1.000000	$0.925071	2,170,355

AllianceBernstein Premier Growth Portfolio(14)j
2002	$0.854462	$0.581903	9,542,227.169
2001	$1.000000	$0.854462	740,355

Janus Aspen—Mid Cap Growth Portfolio(13)k
2002	$0.439076	$0.310792	6,913,929.008
2001	$0.738193	$0.439076	3,457,752
2000	$1.000000	$0.738193	406,975

Total Separate Account Annual Expenses: 1.55%

(continued)

Subaccounts	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

Janus Aspen—Mid Cap Value Portfolio(13)l
2002	$0.900877	$0.679339	749,116.687
2001	$0.998590	$0.900877	848,028
2000	$1.000000	$0.998590	151,463

Janus Aspen—Worldwide Growth Portfolio(13)
2002	$0.676228	$0.494711	13,613,686.678
2001	$0.887518	$0.676228	5,038,752
2000	$1.000000	$0.887518	900,245

MFS New Discovery Series(15)
2002	$1.000000	$0.746621	8,171,999.981

MFS Total Return Series(15)
2002	$1.000000	$0.917149	13,059,065.165

Fidelity—VIP Contrafund® Portfolio(12)
2002	$0.794319	$0.707070	27,676,731.358
2001	$0.921627	$0.794319	4,263,246
2000	$1.000000	$0.921627	1,396,762

Fidelity—VIP Equity-Income Portfolio(12)
2002	$1.010868	$0.824682	13,330,401.165
2001	$1.083236	$1.010868	3,433,332
2000	$1.000000	$1.083236	444,427

Fidelity—VIP Growth Portfolio(14)
2002	$0.867001	$0.595094	10,196875.743
2001	$1.000000	$0.867001	320,600

Fidelity—VIP Growth Opportunities Portfolio(12)
2002	$0.712295	$0.547049	521,532.481
2001	$0.847487	$0.712295	524,655
2000	$1.000000	$0.847487	118,470.825

Fidelity—VIP Mid Cap Portfolio(12)
2002	$1.057890	$0.937298	36,830,260.856
2001	$1.113532	$1.057890	5,990,258
2000	$1.000000	$1.113532	2,620,285

Fidelity—VIP Value Strategies Portfolio(15)
2002	$1.000000	$0.747954	16,309,228.575

Total Separate Account Annual Expenses: 1.50%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

Asset Allocation—Conservative Portfolio(15)ab
2002	$1.000000	$0.896399	10,107,973.942

Asset Allocation—Growth Portfolio(15)ab
2002	$1.000000	$0.804872	5,448,130.509

Asset Allocation—Moderate Portfolio(15)ab
2002	$1.000000	$0.867926	18,670,905.864

Asset Allocation—Moderate Growth Portfolio(15)ab
2002	$1.000000	$0.839352	20,258,774.879

Alger Aggressive Growth(12)a
2002	$0.899371	$0.581289	5,252,714.654
2001	$1.000000	$0.899371	1,134,480

American Century Income & Growth(14)a
2002	$0.938589	$0.745459	8,626,060.881
2001	$1.000000	$0.938589	1,614,752

American Century International(14)ac
2002	$0.832651	$0.639710	5,365,085.340
2001	$1.000000	$0.832651	515,420

BlackRock Global Science & Technology Opportunities(15)ab
2002	$1.000000	$0.715648	191,578.873

BlackRock Mid Cap Growth(15)a
2002	$1.000000	$0.757595	298,947.468

Capital Guardian Global(9)a
2002	$0.873737	$0.692795	18,240,696.999
2001	$1.000000	$0.873737	2,572,971

Capital Guardian U.S. Equity(11)ad
2002	$0.943517	$0.708345	28,296,0576.831
2001	$1.000000	$0.943517	4,474,512

Capital Guardian Value(4)a
2002	$1.021548	$0.798116	43,997,545.832
2001	$1.000000	$1.021548	7,410,663

Clarion Real Estate Securities(15)a
2002	$1.000000	$0.929516	3,369,677.170

Dreyfus Small Cap Value(3)a
2002	$0.977283	$0.582857	60,192,373.515
2001	$1.000000	$0.977283	11,563,127

Gabelli Global Growth(13)ac
2002	$0.890926	$0.734658	7,893,870.721
2001	$1.000000	$0.890926	2,189,253

Total Separate Account Annual Expenses: 1.50%

(continued)

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

Great Companies—AmericaSM(14)a
2002	$0.982426	$0.767645	6,760,297.485
2001	$1.000000	$0.982426	1,582,955

Great Companies—Global2(13)a
2002	$0.920387	$0.711719	1,265,457.981
2001	$1.000000	$0.920387	333,114

Great Companies—TechnologySM(14)a
2002	$0.773485	$0.471553	6,860,882.263
2001	$1.000000	$0.773485	1,351,941

Janus Balanced (A/T)(15)a
2002	$1.000000	$0.939595	869,259.598

Janus Growth (A/T)(2)ae
2002	$0.783225	$0.535125	6,262,949.146
2001	$1.000000	$0.783225	1,881,104

Jennison Growth(7)a
2002	$0.871639	$0.594744	6,747,095.756
2001	$1.000000	$0.871639	1,763,114

J.P. Morgan Enhanced Index(8)a
2002	$0.897581	$0.666840	34,686,229.805
2001	$1.000000	$0.897581	17,442,707

Marsico Growth(12)af
2002	$0.882806	$0.643764	7,381,423.384
2001	$1.000000	$0.882806	2,238,530

MFS High Yield(10)a
2002	$0.978934	$0.984455	18,043,445.844
2001	$1.000000	$0.978934	2,191,309

PBHG Mid Cap Growth(12)a
2002	$0.822921	$0.580537	9,102,840.860
2001	$1.000000	$0.822921	2,617,576

PBHG/NWQ Value Select(12)a
2002	$0.943312	$0.797294	12,275,126.704
2001	$1.000000	$0.943312	3,501,710

PIMCO Total Return(15)a
2002	$1.000000	$1.051492	19,080,762.822

Salomon All Cap(12)a
2002	$0.944579	$0.700615	55,161,127.503
2001	$1.000000	$0.944579	11,730,139

Transamerica Convertible Securities(15)a
2002	$1.000000	$0.922763	659.732.771

Total Separate Account Annual Expenses: 1.50%

(continued)

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

Transamerica Equity(12)a
2002	$0.871170	$0.667381	46,586,222.044
2001	$1.000000	$0.871170	11,075,671

Transamerica Growth Opportunities(14)a
2002	$1.106909	$0.934457	9,004,244.479
2001	$1.000000	$1.106909	1,746,349

Transamerica Money Market(1)ag
2002	$1.009719	$1.007422	38,423,033.379
2001	$1.000000	$1.009719	13,821,591

Transamerica U.S. Government Securities(5)a
2002	$1.014928	$1.058073	32,959,958.561
2001	$1.000000	$1.014928	5,327,788

T. Rowe Price Dividend Growth(12)ah
2002	$0.962123	$0.769517	6,502,904.397
2001	$1.000000	$0.962123	1,585,147

T. Rowe Price Equity Income(6)ah
2002	$0.987303	$0.848065	48,994,385.595
2001	$1.000000	$0.987303	10,143,810

T. Rowe Price Growth Stock(6)a
2002	$0.933658	$0.709982	28,064,439.549
2001	$1.000000	$0.933658	5,711,161

T. Rowe Price Small Cap(12)a
2002	$0.954401	$0.683124	20,851,241.317
2001	$1.000000	$0.954401	2,941,790

Van Kampen Active International Allocation(1)a
2002	$0.828893	$0.678033	6,281,323.628
2001	$1.000000	$0.828893	900,250

Van Kampen Asset Allocation(1)a
2002	$0.963225	$0.793528	40,793,056.086
2001	$1.000000	$0.963225	11,510,203

Van Kampen Emerging Growth(14)a
2002	$0.805577	$0.531264	21,742,734.531
2001	$1.000000	$0.805577	3,422,809

AIM V.I. Basic Value Fund(15)
2002	$1.000000	$0.757796	5,443,085.772

AIM V.I. Capital Appreciation Fund(15)
2002	$1.000000	$0.793030	515,930.108

Total Separate Account Annual Expenses: 1.50%

(continued)

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

AllianceBernstein Growth & Income Portfolio(14)i
2002	$0.925362	$0.708682	33,301,693.747
2001	$1.000000	$0.925362	8,115,908

AllianceBernstein Premier Growth Portfolio(14)j
2002	$0.854751	$0.582390	13,221,725.747
2001	$1.000000	$0.854751	4,169,129

Janus Aspen—Mid Cap Growth Portfolio(13)k
2002	$0.768907	$0.544519	5,373,366.010
2001	$1.000000	$0.768907	2,035,132

Janus Aspen—Mid Cap Value Portfolio(13)l
2002	$0.905322	$0.683026	1,820,028.606
2001	$1.000000	$0.905322	614,762

Janus Aspen—Worldwide Growth Portfolio(13)
2002	$0.835708	$0.611673	16,227,439.303
2001	$1.000000	$0.835708	3,443,281

Total Separate Account Annual Expenses: 1.50%

(continued)

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

MFS New Discovery Series(15)
2002	$1.000000	$0.746874	2,689,419.864

MFS Total Return Series(15)
2002	$1.000000	$0.917454	2,874,746.063

Fidelity—VIP Contrafund® Portfolio(12)
2002	$0.945641	$0.842179	17,988,364.952
2001	$1.000000	$0.945641	3,842,220

Fidelity—VIP Equity-Income Portfolio(12)
2002	$0.936205	$0.764145	18,718,379.029
2001	$1.000000	$0.936205	2,912,578

Fidelity—VIP Growth Portfolio(14)
2002	$0.867285	$0.595582	10,076,118.099
2001	$1.000000	$0.867285	1,453,053

Fidelity—VIP Growth Opportunities Portfolio(12)
2002	$0.911864	$0.700666	2,953,632.988
2001	$1.000000	$0.911864	1,208,091

Fidelity—VIP Mid Cap Portfolio(12)
2002	$1.027526	$0.910846	43,590,835.534
2001	$1.000000	$1.027526	7,140,844

Fidelity—VIP Value Strategies Portfolio(15)
2002	$1.000000	$0.748203	2,425,397.550

Total Separate Account Annual Expenses: 1.40%

Subaccounts	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

Asset Allocation—Conservative Portfolio(15)ab
2002	$1.000000	$0.896994	746,979.938

Asset Allocation—Growth Portfolio(15)ab
2002	$1.000000	$0.805402	178,360.079

Asset Allocation—Moderate Portfolio(15)ab
2002	$1.000000	$0.868490	1,196,692.473

Asset Allocation—Moderate Growth Portfolio(15)ab
2002	$1.000000	$0.839908	1,743,854.956

Alger Aggressive Growth(12)a
2002	$0.575129	$0.372085	1,362,624.543
2001	$0.698100	$0.575129	1,620,629
2000	$1.000000	$0.698100	1,160,377

American Century Income & Growth(14)a
2002	$0.939214	$0.746690	448,419.255
2001	$1.000000	$0.939214	199,168

American Century International(14)ac
2002	$0.833205	$0.640777	367,641.197
2001	$1.000000	$0.833205	159,981

BlackRock Global Science & Technology Opportunities(15)ab
2002	$1.000000	$0.716123	184,318.309

BlackRock Mid Cap Growth(15)a
2002	$1.000000	$0.758097	43,125.015

Capital Guardian Global(9)a
2002	$1.131675	$0.898194	5,723,654.840
2001	$1.280261	$1.131675	6,769,555
2000	$1.534754	$1.280261	8,964,830
1999	$1.052609	$1.534754	8,189,239
1998	$1.000000	$1.052609	7,340,387

Capital Guardian U.S. Equity(11)ad
2002	$0.845807	$0.635616	6,725,430.376
2001	$0.887757	$0.845807	7,052,320
2000	$0.964682	$0.887757	6,687,565
1999	$1.122170	$0.964682	3,560,121
1998	$1.000000	$1.122170	1,697,953

Total Separate Account Annual Expenses: 1.40%

(continued)

Subaccounts	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

Capital Guardian Value(4)a
2002	$2.316504	$1.811637	36,172,249.327
2001	$2.202884	$2.316504	44,245,720
2000	$2.115695	$2.202884	52,310,186
1999	$2.212928	$2.115695	66,030,029
1998	$2.086130	$2.212928	78,666,774
1997	$1.694854	$2.086130	82,171,834
1996	$1.387903	$1.694854	65,227,195
1995	$1.045610	$1.387903	46,194,664
1994	$1.018576	$1.045610	30,512,231
1993	$1.000000	$1.018576	10,958,837

Dreyfus Small Cap Value(3)a
2002	$3.168906	$1.891803	28,193,802.802
2001	$2.495215	$3.168906	35,776,621
2000	$2.278888	$2.495215	43,456,299
1999	$1.785929	$2.278888	49,653,848
1998	$1.851229	$1.785929	59,347,330
1997	$1.496065	$1.851229	63,123,931
1996	$1.206843	$1.496065	51,124,832
1995	$1.072941	$1.206843	40,635,697
1994	$1.107747	$1.072941	32,607,348
1993	$1.000000	$1.107747	11,449,957

Clarion Real Estate Securities(15)a
2002	$1.000000	$0.930127	1,574,106.747

Gabelli Global Growth(13)ac
2002	$0.831562	$0.686395	549,726.093
2001	$0.938154	$0.831562	537,084
2000	$1.000000	$0.938154	15,082

Great Companies—AmericaSM(14)a
2002	$0.983081	$0.768919	601,157.263
2001	$1.000000	$0.983081	303,607

Great Companies—Global2 (13)a
2002	$0.779219	$0.603147	281,733.960
2001	$0.950187	$0.779219	120,790
2000	$1.000000	$0.950187	56,200

Great Companies—TechnologySM(14)a
2002	$0.773994	$0.472335	207,033.476
2001	$1.000000	$0.773994	51,295

Janus Balanced (A/T)(15)a
2002	$1.000000	$0.940213	308,853.226

Janus Global (A/T)(12)a
2002	$0.592046	$0.431915	308,853.226
2001	$0.778173	$0.592046	1,572,947
2000	$1.000000	$0.778173	1,926,349

Total Separate Account Annual Expenses: 1.40%

(continued)

Subaccounts	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

Janus Growth (A/T)(2)ae
2002	$24.500024	$16.755634	6,592,143.764
2001	$34.855341	$24.500024	8,838,775
2000	$50.054351	$34.855341	11,795,088
1999	$31.898334	$50.054351	13,723,324
1998	$19.665157	$31.898334	15,001,695
1997	$16.964068	$19.665157	16,307,025
1996	$14.583843	$16.964068	15,174,482
1995	$10.051117	$14.583843	13,337,197
1994	$11.114865	$10.051117	12,758,958
1993	$10.839753	$11.114865	9,252,402

Jennison Growth(7)a
2002	$0.868714	$0.593335	8,979,133.102
2001	$1.081530	$0.868714	11,859,669
2000	$1.240246	$1.081530	13,481,390
1999	$1.200101	$1.240246	16,283,827
1998	$1.156993	$1.200101	18,189,950
1997	$1.004355	$1.156993	14,927,829
1996	$1.000000	$1.004355	314,119

J.P. Morgan Enhanced Index(8)a
2002	$1.401905	$1.042538	11,986,885.369
2001	$1.615156	$1.401905	15,803,392
2000	$1.838549	$1.615156	19,789,520
1999	$1.577775	$1.838549	20,376,497
1998	$1.217647	$1.577775	13,701,548
1997	$1.000000	$1.217647	9,296,582

Marsico Growth(12)af
2002	$0.775980	$0.566427	668,734.113
2001	$0.916033	$0.775980	992,435
2000	$1.000000	$0.916033	278,174

MFS High Yield(10)a
2002	$0.960010	$0.966374	8,693,528.576
2001	$0.938048	$0.960010	5,478,152
2000	$1.003083	$0.938048	9,361,452
1999	$0.961203	$1.003083	8,977,277
1998	$1.000000	$0.961203	6,199,318

PBHG Mid Cap Growth(12)a
2002	$0.499618	$0.352803	3,522,543.203
2001	$0.790745	$0.499618	3,372,663
2000	$1.000000	$0.790745	3,606,313

PBHG/NWQ Value Select(12)a
2002	$1.047563	$0.886287	2,977,283.533
2001	$1.081878	$1.047563	2,904,194
2000	$1.000000	$1.081878	526,757

Total Separate Account Annual Expenses: 1.40%

(continued)

Subaccounts	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

PIMCO Total Return
2002	$1.000000	$1.052178	4,322,292.201

Salomon All Cap(12)a
2002	$1.039580	$0.771838	4,621,748.748
2001	$1.032666	$1.039580	5,097,147
2000	$1.000000	$1.032666	1,957,163

Transamerica Convertible Securities(15)a
2002	$1.000000	$0.923378	206,156.677

Transamerica Equity(12)a
2002	$0.674851	$0.517494	2,487,782.396
2001	$0.830824	$0.674851	1,739,044
2000	$1.000000	$0.830824	993,984

Transamerica Growth Opportunities(14)a
2002	$1.107646	$0.936005	315,300.999
2001	$1.000000	$1.107646	78,790

Transamerica Money Market(1)ag
2002	$1.368631	$1.366869	37,095,715.490
2001	$1.338389	$1.368631	47,835,329
2000	$1.280646	$1.338389	42,603,584
1999	$1.239556	$1.280646	57,250,677
1998	$1.196418	$1.239556	51,024,317
1997	$1.15422	$1.196418	28,678,037
1996	$1.11571	$1.15422	26,461,099
1995	$1.07242	$1.11571	21,103,926
1994	$1.05150	$1.07242	17,836,840
1993	$1.04313	$1.05150	12,190,858

Transamerica U.S. Government Securities(5)a
2002	$1.414117	$1.475683	28,356,603.540
2001	$1.364481	$1.414117	28,689,960
2000	$1.255919	$1.364481	29,554,729
1999	$1.286733	$1.255919	38,368,704
1998	$1.215033	$1.286733	41,241,128
1997	$1.128769	$1.215033	30,043,275
1996	$1.124292	$1.128769	17,561,826
1995	$0.985803	$1.124292	8,456,765
1994	$0.998670	$0.985803	3,102,671

T. Rowe Price Dividend Growth(12)ah
2002	$1.016662	$0.813944	996,020.814
2001	$1.075818	$1.016662	811,483
2000	$1.000000	$1.075818	154,735

Total Separate Account Annual Expenses: 1.40%

(continued)

Subaccounts	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

T. Rowe Price Equity Income(6)ah
2002	$2.352249	$2.022500	44,648,715.071
2001	$2.334702	$2.352249	53,131,225
2000	$2.107761	$2.334702	60,459,235
1999	$2.065623	$2.107761	74,445,822
1998	$1.925022	$2.065623	83,821,265
1997	$1.521680	$1.925022	79,662,847
1996	$1.287240	$1.521680	42,673,041
1995	$1.000000	$1.287240	14,943,358

T. Rowe Price Growth Stock(6)a
2002	$2.719986	$2.070419	25,335,193.394
2001	$3.066258	$2.719986	31,999,230
2000	$3.124914	$3.066258	39,142,353
1999	$2.593121	$3.124914	42,063,489
1998	$2.043487	$2.593121	45,596,535
1997	$1.611613	$2.043487	44,624,829
1996	$1.353339	$1.611613	30,237,848
1995	$1.000000	$1.353339	14,196,708

T. Rowe Price Small Cap(12)a
2002	$0.761551	$0.545628	2,895,465.966
2001	$0.855380	$0.761551	1,838,502
2000	$1.000000	$0.855380	497,185

Van Kampen Active International Allocation(1)a
2002	$1.225547	$1.003493	39,574,469.871
2001	$1.613169	$1.225547	50,436,921
2000	$2.001071	$1.613169	67,228,612
1999	$1.533035	$2.001071	77,283,280
1998	$1.346560	$1.533035	90,839,071
1997	$1.330640	$1.346560	101,220,765
1996	$1.171039	$1.330640	91,462,304
1995	$1.073958	$1.171039	75,065,178
1994	$1.156482	$1.073958	76,518,044
1993	$0.989782	$1.156482	45,569,234

Total Separate Account Annual Expenses: 1.40%

(continued)

Subaccounts	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

Van Kampen Asset Allocation(1)a
2002	$2.678589	$2.216306	44,933,517.409
2001	$2.932518	$2.687589	60,117,350
2000	$3.160924	$2.932518	81,940,094
1999	$2.535888	$3.160924	100,119,683
1998	$2.171948	$2.535888	116,236,044
1997	$1.833135	$2.171948	127,262,704
1996	$1.577873	$1.833135	124,998,928
1995	$1.301669	$1.577873	122,974,873
1994	$1.393488	$1.301669	130,909,987
1993	$1.209859	$1.393488	69,252,243

Van Kampen Emerging Growth(14)a
2002	$0.806099	$0.532132	721,754,051
2001	$1.000000	$0.806099	420,709

AIM V.I. Basic Value Fund(15)
2002	$1.000000	$0.758298	296,591.241

AIM V.I. Capital Appreciation Fund(15)
2002	$1.000000	$0.793548	24,623.313

AllianceBernstein Growth & Income Portfolio(14)i
2002	$0.925978	$0.709849	2,716,484.252
2001	$1.000000	$0.925978	2,054,794

AllianceBernstein Premier Growth Portfolio(14)j
2002	$0.855309	$0.583349	410,119.024
2001	$1.000000	$0.855309	384,309

Janus Aspen—Mid Cap Growth Portfolio(13)k
2002	$0.401433	$0.284558	901,501.650
2001	$0.673903	$0.401433	1,732,250
2000	$1.000000	$0.673903	131,879

Janus Aspen—Mid Cap Value Portfolio(13)l
2002	$0.902500	$0.681560	709,442.455
2001	$0.998916	$0.902500	734,646
2000	$1.000000	$0.998916	15,465

Janus Aspen—Worldwide Growth Portfolio(13)
2002	$0.677467	$0.496347	1,453,191.732
2001	$0.887808	$0.677467	1,394,133
2000	$1.000000	$0.887808	332,861

MFS New Discovery Series(15)
2002	$1.000000	$0.747360	92,260.746

MFS Total Return Series(15)
2002	$1.000000	$0.918050	514,613.460

Total Separate Account Annual Expenses: 1.40%

(continued)

Subaccounts	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

Fidelity—VIP Contrafund® Portfolio(12)
2002	$0.796290	$0.709863	3,557,302.852
2001	$0.922538	$0.796290	2,274,397
2000	$1.000000	$0.922538	1,198,357

Fidelity—VIP Equity-Income Portfolio(12)
2002	$1.013361	$0.827945	2,697,459.322
2001	$1.084290	$1.013361	2,028,586
2000	$1.000000	$1.084290	407,152

Fidelity—VIP Growth Portfolio(14)
2002	$0.867866	$0.596567	723,194.111
2001	$1.000000	$0.867866	495,719

Fidelity—VIP Growth Opportunities Portfolio(12)
2002	$0.714054	$0.549208	311,207.504
2001	$0.848316	$0.714054	341,343
2000	$1.000000	$0.848316	147,741

Fidelity—VIP Mid Cap Portfolio(12)
2002	$1.060517	$0.941019	5,814,927.481
2001	$1.114623	$1.060517	3,900,128
2000	$1.000000	$1.114623	3,345,368

Fidelity—VIP Value Strategies Portfolio(15)
2002	$1.000000	$0.748696	125,892.475

Total Separate Account Annual Expenses: 1.30%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

Asset Allocation—Conservative Portfolio(15)ab
2002	$1.000000	$0.897589	11,591,534.581

Asset Allocation—Growth Portfolio(15)ab
2002	$1.000000	$0.805934	16,272,593.291

Asset Allocation—Moderate Portfolio(15)ab
2002	$1.000000	$0.869075	32,222,771.028

Asset Allocation—Moderate Growth Portfolio(15)ab
2002(1)	$1.000000	$0.840459	33,222,409.887

Alger Aggressive Growth(12)a
2002	$1.000000	$0.719046	1,725,780.496

American Century Income & Growth(14)a
2002	$1.000000	$0.823545	3,502,739.824

American Century International(14)ac
2002	$1.000000	$0.791709	4,394,827.717

BlackRock Global Science & Technology Opportunities(15)ab
2002	$1.000000	$0.716588	460,379.047

BlackRock Mid Cap Growth(15)a
2002	$1.000000	$0.758594	1,232,087.869

Capital Guardian Global(9)a
2002	$1.000000	$0.808601	5,399,047.316

Capital Guardian U.S. Equity(11)ad
2002	$1.000000	$0.792055	5,767,436.631

Capital Guardian Value(4)a
2002	$1.000000	$0.779903	10,709,509.211

Clarion Real Estate Securities(15)a
2002	$1.000000	$0.930745	4,809,430.292

Dreyfus Small Cap Value(3)a
2002	$1.000000	$0.624786	1,856,271.192

Gabelli Global Growth(13)ac
2002	$1.000000	$0.853824	2,629,382.140

Great Companies—AmericaSM(12)a
2002	$1.000000	$0.844812	1,180,075.581

Great Companies—Global2(14)a
2002	$1.000000	$0.825826	157,820.345

Great Companies—TechnologySM(13)a
2002	$1.000000	$0.714332	806,633.202

Total Separate Account Annual Expenses: 1.30%

(continued)

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

Janus Balanced (A/T)(15)a
2002	$1.000000	$0.940839	3,101,509.323

Janus Growth (A/T)(12)ae
2002	$1.000000	$0.795832	973,675.883

Jennison Growth(7)a
2002	$1.000000	$0.753450	1,582,638.959

J.P. Morgan Enhanced Index(8)a
2002	$1.000000	$0.802779	4,217,770.414

MFS High Yield(10)a
2002	$1.000000	$0.989712	4,756,359.190

PBHG Mid Cap Growth(12)a
2002	$1.000000	$0.746244	1,949,901.808

PBHG/NWQ Value Select(12)a
2002	$1.000000	$0.809708	6,281,486.623

PIMCO Total Return(15)a
2002	$1.000000	$1.052874	16,193,915.182

Salomon All Cap(12)a
2002	$1.000000	$0.768745	8,348,762.046

Transamerica Convertible Securities(15)a
2002	$1.000000	$0.923984	919,309.231

Transamerica Equity(12)a
2002	$1.000000	$0.842931	5,140,665.249

Transamerica Growth Opportunities(14)a
2002	$1.000000	$0.792775	2,847,006.076

Transamerica Money Market(1)ag
2002	$1.000000	$0.999405	16,901,541.096

Transamerica U.S. Government Securities(5)a
2002	$1.000000	$1.04912	8,143,202.124

T. Rowe Price Equity Income(6)ah
2002	$1.000000	$0.841110	15,052,753.799

T. Rowe Price Growth Stock(6)a
2002	$1.000000	$0.817448	8,100,585.720

T. Rowe Price Small Cap(12)a
2002	$1.000000	$0.744044	7,877,697.272

Van Kampen Active International Allocation(1)a
2002	$1.000000	$0.824046	2,057,276.915

Van Kampen Asset Allocation(1)a
2002	$1.000000	$0.874009	2,183,386.377

Total Separate Account Annual Expenses: 1.30%

(continued)

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

Van Kampen Emerging Growth(14)a
2002	$1.000000	$0.723956	5,192,990.450

AIM V.I. Basic Value Fund(15)
2002	$1.000000	$0.758797	6,110,740.785

AIM V.I. Capital Appreciation Fund(15)
2002	$1.000000	$0.794074	1,752,165.768

AllianceBernstein Growth & Income Portfolio(14)i
2002	$1.000000	$0.788553	5,408,750.825

AllianceBernstein Premier Growth Portfolio(14)j
2002	$1.000000	$0.783412	1,718,231.303

Janus Aspen—Mid Cap Growth Portfolio(13)k
2002	$1.000000	$0.797389	897,151.622

Janus Aspen—Worldwide Growth Portfolio(13)
2002	$1.000000	$0.781122	4,008,647.324

MFS New Discovery Series(15)
2002	$1.000000	$0.747860	2,385,265.732

MFS Total Return Series(15)
2002	$1.000000	$0.918659	7,312,399.793

Fidelity—VIP Contrafund® Portfolio(12)
2002	$1.000000	$0.863856	11,668,555.849

Fidelity—VIP Equity-Income Portfolio(12)
2002	$1.000000	$0.819327	5,651,940.012

Fidelity—VIP Growth Portfolio(14)
2002	$1.000000	$0.744894	4,073,699.598

Fidelity—VIP Mid Cap Portfolio(12)
2002	$1.000000	$0.858157	12,764,575.784

Fidelity—VIP Value Strategies Portfolio(15)
2002	$1.000000	$0.749188	5,912,035.834

Total Separate Account Annual Expenses: 1.25%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

Asset Allocation—Conservative Portfolio(15)ab
2002	$1.000000	$0.897884	3,595,369.606

Asset Allocation—Growth Portfolio(15)ab
2002	$1.000000	$0.806199	2,047,522.990

Asset Allocation—Moderate Portfolio(15)ab
2002	$1.000000	$0.869359	5,390,194.080

Asset Allocation—Moderate Growth Portfolio(15)ab
2002(1)	$1.000000	$0.840747	6,980,994.155

Alger Aggressive Growth(12)a
2002	$0.900861	$0.583701	3,083,224.495
2001	$1.000000	$0.900861	543,692

American Century Income & Growth(14)a
2002	$0.940149	$0.748541	4,169,280.836
2001	$1.000000	$0.940149	599,992

American Century International(14)ac
2002	$0.834029	$0.642367	3,121,699.941
2001	$1.000000	$0.834029	99,773

BlackRock Global Science & Technology Opportunities(15)ab
2002	$1.000000	$0.716831	528,425.027

BlackRock Mid Cap Growth(15)a
2002	$1.000000	$0.758849	156,314.366

Capital Guardian Global(9)a
2002	$0.875178	$0.695651	4,401,119.351
2001	$1.000000	$0.875178	490,629

Capital Guardian U.S. Equity(11)ad
2002	$0.945070	$0.711263	6,239,923.062
2001	$1.000000	$0.945070	1,334,151

Capital Guardian Value(4)a
2002	$1.023245	$0.801427	11,347,938.194
2001	$1.000000	$1.023245	2,196,489

Clarion Real Estate Securities(15)a
2002	$1.000000	$0.931052	792,281.812

Dreyfus Small Cap Value(3)a
2002	$0.978906	$0.585256	18,748,751.363
2001	$1.000000	$0.978906	3,580,567

Gabelli Global Growth(13)ac
2002	$0.892401	$0.737695	2,789,796.672
2001	$1.000000	$0.892401	640,257

Great Companies—AmericaSM(14)a
2002	$0.984049	$0.770822	2,083,388.444
2001	$1.000000	$0.984049	295,044

Great Companies—Global2 (13)a
2002	$0.921911	$0.714658	464,436.993
2001	$1.000000	$0.921911	66,629

Total Separate Account Annual Expenses: 1.25%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

Great Companies—TechnologySM(14)a
2002	$0.774757	$0.473501	1,730,930.201
2001	$1.000000	$0.774757	182,307

Janus Balanced (A/T)(15)a
2002	$1.000000	$0.941146	500,674.668

Janus Growth (A/T)(2)ae
2002	$0.784523	$0.537330	3,218,086.566
2001	$1.000000	$0.784523	683,913

Jennison Growth(7)a
2002	$0.873072	$0.597188	1,555,208.654
2001	$1.000000	$0.873072	71,947

J.P. Morgan Enhanced Index(8)a
2002	$0.899067	$0.669596	8,837,569.202
2001	$1.000000	$0.899067	1,570,997

Marsico Growth(12)af
2002	$0.884268	$0.646422	2,233,806.587
2001	$1.000000	$0.884268	446,850

MFS High Yield(10)a
2002	$0.980546	$0.988505	6,412,066.542
2001	$1.000000	$0.980546	693,088

PBHG Mid Cap Growth(12)a
2002	$0.824923	$0.582935	4,711,090.358
2001	$1.000000	$0.824293	418,187

PBHG/NWQ Value Select(12)a
2002	$0.944875	$0.800587	6,009,670.998
2001	$1.000000	$0.944875	1,148,363

PIMCO Total Return(15)a
2002	$1.000000	$1.053222	4,642,514.217

Salomon All Cap(12)a
2002	$0.946133	$0.703500	14,674,763.084
2001	$1.000000	$0.946133	2,686,656

Transamerica Convertible Securities(15)a
2002	$1.000000	$0.924287	165,972.968

Transamerica Equity(12)a
2002	$0.872609	$0.670137	10,730,370.217
2001	$1.000000	$0.872609	1,706,383

Transamerica Growth Opportunities(14)a
2002	$1.108736	$0.938318	2,610,644.110
2001	$1.000000	$1.108736	235,465

Transamerica Money Market(1)ag
2002	$1.011385	$1.011588	13,933,850.525
2001	$1.000000	$1.011385	4,074,448

Total Separate Account Annual Expenses: 1.25%

(continued)

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

Transamerica U.S. Government Securities(5)a
2002	$1.016603	$1.062441	15,577,968.614
2001	$1.000000	$1.016603	1,597,578

T. Rowe Price Dividend Growth(12)ah
2002	$0.963704	$0.772679	2,815,008.332
2001	$1.000000	$0.963704	694,267

T. Rowe Price Equity Income(6)ah
2002	$0.988919	$0.851550	16,419,150.168
2001	$1.000000	$0.988919	2,560,451

T. Rowe Price Growth Stock(6)a
2002	$0.935195	$0.712910	6,936,915.525
2001	$1.000000	$0.935195	1,845,115

T. Rowe Price Small Cap(12)a
2002	$0.955974	$0.685942	8,366,242.633
2001	$1.000000	$0.955974	819,954

Van Kampen Active International Allocation(1)a
2002	$0.830259	$0.680836	2,803,079.765
2001	$1.000000	$0.830259	361,293

Van Kampen Asset Allocation(1)a
2002	$0.964813	$0.796805	6,862,818.260
2001	$1.000000	$0.964813	628,831

Van Kampen Emerging Growth(14)a
2002	$0.806903	$0.533456	7,038,252.813
2001	$1.000000	$0.806903	605,063

AIM V.I. Basic Value Fund(15)
2002	$1.000000	$0.759054	2,012,385.757

AIM V.I. Capital Appreciation Fund(15)
2002	$1.000000	$0.794340	144,395.038

AllianceBernstein Growth & Income Portfolio(14)i
2002	$0.926892	$0.711608	12,175,694.503
2001	$1.000000	$0.926892	2,043,757

AllianceBernstein Premier Growth Portfolio(14)j
2002	$0.856157	$0.584791	4,924,351.377
2001	$1.000000	$0.856157	1,312,866

Janus Aspen—Mid Cap Growth Portfolio(13)k
2002	$0.770183	$0.546769	2,759,066.341
2001	$1.000000	$0.770183	525,705

Janus Aspen—Mid Cap Value Portfolio(13)l
2002	$0.906817	$0.685852	1,016,549.931
2001	$1.000000	$0.906817	317,538

Janus Aspen—Worldwide Growth Portfolio(13)
2002	$0.837086	$0.614202	7,852,955.796
2001	$1.000000	$0.837086	1,472,854

Total Separate Account Annual Expenses: 1.25%

(continued)

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

MFS New Discovery Series(15)
2002	$1.000000	$0.748106	320,316.512

MFS Total Return Series(15)
2002	$1.000000	$0.918965	1,530,545.764

Fidelity—VIP Contrafund® Portfolio(12)
2002	$0.947203	$0.845652	7,592,743.208
2001	$1.000000	$0.947203	1,117,221

Fidelity—VIP Equity-Income Portfolio(12)
2002	$0.937746	$0.767303	6,893,554.421
2001	$1.000000	$0.937746	950,745

Fidelity—VIP Growth Portfolio(14)
2002	$0.868717	$0.598043	4,515,281.040
2001	$1.000000	$0.868717	477,321

Fidelity—VIP Growth Opportunities Portfolio(12)
2002	$0.913372	$0.703559	1,226,462.867
2001	$1.000000	$0.913372	223,500

Fidelity—VIP Mid Cap Portfolio(12)
2002	$1.029218	$0.914603	11,051,230.545
2001	$1.000000	$1.029218	1,235,966

Fidelity—VIP Value Strategies Portfolio(15)
2002	$1.000000	$0.749434	717,256.891
(1)	Subaccount Inception Date April 8, 1991.
(2)	Subaccount Inception Date July 1, 1992.
(3)	Subaccount Inception Date May 4, 1993.
(4)	Subaccount Inception Date May 27, 1993.
(5)	Subaccount Inception Date May 9, 1994.
(6)	Subaccount Inception Date January 3, 1995.
(7)	Subaccount Inception Date November 18, 1996.
(8)	Subaccount Inception Date May 1, 1997.
(9)	Subaccount Inception Date February 2, 1998.
(10)	Subaccount Inception Date June 2, 1998.
(11)	Subaccount Inception Date July 1, 1998.
(12)	Subaccount Inception Date May 1, 2000.
[a]	The figures reflect information for the Initial Class Shares.
[b]	Effective May 1, 2003, Conservative Asset Allocation changed its name to Asset Allocation—Conservative Portfolio; Aggressive Asset Allocation changed its name to Asset Allocation—Growth Portfolio; Moderate Asset Allocation changed its name to Asset Allocation—Moderate Portfolio; Moderately Aggressive Asset Allocation changed its name to Asset Allocation—Moderate Growth Portfolio, and BlackRock Global Science & Technology changed its name to BlackRock Global Science & Technology Opportunities.
[c]	As of May 1, 2003, Gabelli Global Growth was merged into American Century International.

[d]	For periods prior to October 9, 2000, the unit values shown reflect performance for the target account.
[e]	As of May 1, 2003, Janus Growth II was merged into Janus Growth.
[f]	Formerly known as Goldman Sachs Growth.
[g]	As of May 1, 2003, Van Kampen Money Market was merged into Transamerica Money Market.
[h]	As of May 1, 2003, T. Rowe Price Dividend Growth was merged into T. Rowe Price Equity Income.
[i]	Formerly known as Alliance Growth & Income Portfolio.
[j]	Formerly known as Alliance Premier Growth Portfolio.
[k]	Formerly known as Janus Aspen—Aggressive Growth Portfolio.
[l]	As of May 1, 2003, Janus Aspen—Strategic Value Portfolio merged into Janus Aspen—Mid Cap Value Portfolio.

APPENDIX B

HISTORICAL PERFORMANCE DATA

Standard Performance Data

Transamerica may advertise historical yields and total returns for the subaccounts of the separate account. In addition, Transamerica may advertise the effective yield of the subaccount investing in the Transamerica Money Market Portfolio, formerly Van Kampen Money Market Portfolio, (the “Transamerica Money Market Subaccount”). These figures are calculated according to standardized methods prescribed by the SEC. They are based on historical earnings and are not intended to indicate future performance.

Transamerica Money Market Subaccount.    The yield of the Transamerica Money Market Subaccount for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment under a policy in the subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Other Subaccounts.    The yield of a subaccount (other than the Transamerica Money Market Subaccount) for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a 12-month period and is shown as a percentage of the investment.

The total return of a subaccount refers to return quotations assuming an investment under a policy has been held in the subaccount for various periods of time including a period measured from the date the subaccount commenced operations. When a subaccount has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided. The total return quotations for a subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the subaccount to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided.

The yield and total return calculations for a subaccount do not reflect the effect of any premium taxes that may be applicable to a particular policy and they may not reflect the charges for any optional features. To the extent that any or all of a premium tax is applicable to a particular policy, or one or more features are elected, the yield and/or total return of that policy will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the SAI, a copy of which may be obtained from the administrative and service office upon request.

Based on the method of calculation described in the SAI, the average annual total returns for periods from inception of the subaccounts to December 31, 2002, and for the one and five year periods ended December 31, 2002 are shown in Tables 1-A and 1-B below. Total returns shown reflect deductions for the mortality and expense risk fee and the administrative charges. Standard total return calculations will reflect the effect of surrender charges that may be applicable to a particular period.

TABLE 1—A

Standard Average Annual Total Returns

(Assuming A Surrender Charge and Additional Death Distribution Rider)

Double Enhanced Death Benefit

(Total Separate Account Annual Expenses: 2.05%)

Subaccount	1 Year Ended 12/31/02		5 Year Ended 12/31/02		10 Year or Inception		Subaccount Inception Date

Asset Allocation—Conservative Portfolio—Service Class(1)	N/A		N/A		(18.83%	)	May 1, 2002
Asset Allocation—Growth Portfolio—Service Class(1)	N/A		N/A		(27.93%	)	May 1, 2002
Asset Allocation—Moderate Portfolio—Service Class(1)	N/A		N/A		(21.66%	)	May 1, 2002
Asset Allocation—Moderate Growth Portfolio—Service Class(1)	N/A		N/A		(24.50%	)	May 1, 2002
Alger Aggressive Growth—Service Class	(43.10%	)	N/A		(36.31%	)	May 1, 2000
American Century Income & Growth—Service Class	(28.43%	)	N/A		(21.82%	)	May 1, 2001
American Century International—Service Class(2)	(31.01%	)	N/A		(29.44%	)	May 1, 2001
BlackRock Global Science & Technology Opportunities—Service Class(1)	N/A		N/A		(36.80%	)	May 1, 2002
BlackRock Mid Cap Growth—Service Class	N/A		N/A		(32.63%	)	May 1, 2002
Capital Guardian Global—Service Class	(28.57%	)	N/A		(4.13%	)	February 2, 1998
Capital Guardian U.S. Equity—Service Class(3)	(32.75%	)	N/A		(17.98%	)	October 9, 2000
Capital Guardian Value—Service Class	(29.72%	)	(4.54%	)	5.39%		May 27, 1993
Clarion Real Estate Securities—Service Class	N/A		N/A		(15.54%	)	May 1, 2002
Great Companies—AmericaSM—Service Class	(29.71%	)	N/A		(20.28%	)	May 1, 2001
Great Companies—Global[2]—Service Class	(30.51%	)	N/A		(24.94%	)	October 9, 2000
Great Companies—TechnologySM—Service Class	(46.74%	)	N/A		(42.86%	)	May 1, 2001
Janus Balanced (A/T)—Service Class	N/A		N/A		(14.54%	)	May 1, 2002
Janus Growth (A/T)—Service Class(4)	(39.44%	)	(4.92%	)	3.47%	†	July 1, 1992
Jennison Growth—Service Class	(39.53%	)	(14.63%	)	(9.76%	)	November 18, 1996
J.P. Morgan Enhanced Index—Service Class	(33.52%	)	(4.82%	)	(0.85%	)	May 1, 1997
Marsico Growth—Service Class(5)(6)	(34.88%	)	N/A		(22.59%	)	May 1, 2000
MFS High Yield—Service Class	(7.48%	)	N/A		(2.73%	)	June 1, 1998
PBHG Mid Cap Growth—Service Class	(37.24%	)	N/A		(37.84%	)	May 1, 2000
PBHG/NWQ Value Select—Service Class	(23.38%	)	N/A		(7.96%	)	May 1, 2000
PIMCO Total Return—Service Class	N/A		N/A		(3.42%	)	May 1, 2002
Salomon All Cap—Service Class	(33.64%	)	N/A		(12.99%	)	May 1, 2000
Transamerica Convertible Securities—Service Class	N/A		N/A		(16.21%	)	May 1, 2002
Transamerica Equity—Service Class	(31.23%	)	N/A		(26.37%	)	May 1, 2000
Transamerica Growth Opportunities—Service Class	(23.48%	)	N/A		(9.31%	)	May 1, 2001
Transamerica U.S. Government Securities—Service Class	(3.82%	)	2.39%		3.64%		May 13, 1994
T. Rowe Price Equity Income—Service Class	(22.02%	)	(0.68%	)	8.18%		January 3, 1995
T. Rowe Price Growth Stock—Service Class	(31.79%	)	(1.42%	)	8.50%		January 3, 1995
T. Rowe Price Small Cap—Service Class	(36.22%	)	N/A		(24.69%	)	May 1, 2000
Van Kampen Active International Allocation—Service Class	(26.08%	)	(7.55%	)	(0.80%	)†	April 8, 1991
Van Kampen Asset Allocation—Service Class	(25.50%	)	(1.28%	)	5.25%	†	April 8, 1991
Van Kampen Emerging Growth—Service Class	(41.80%	)	N/A		(37.87%	)	May 1, 2001
AIM V.I. Basic Value Fund—Series II	N/A		N/A		(32.49%	)	May 1, 2002
AIM V.I. Capital Appreciation Fund—Series II	N/A		N/A		(28.98%	)	May 1, 2002

†	Ten Year Date

TABLE 1—A (continued)

Standard Average Annual Total Returns

(Assuming A Surrender Charge and Additional Death Distribution Rider)

Double Enhanced Death Benefit

(Total Separate Account Annual Expenses: 2.05%)

Subaccount	1 Year Ended 12/31/02		5 Year Ended 12/31/02	10 Year or Inception		Subaccount Inception Date

AllianceBernstein Growth & Income Portfolio— Class B(7)	(31.06%	)	N/A	(24.20%	)	May 1, 2001
AllianceBernstein Premier Growth Portfolio—Class B(7)	(39.46%	)	N/A	(33.62%	)	May 1, 2001
Janus Aspen—Mid Cap Growth Portfolio— Service Shares(8)	(36.80%	)	N/A	(46.90%	)	October 9, 2000
Janus Aspen—Worldwide Growth Portfolio— Service Shares	(34.43%	)	N/A	(31.83%	)	October 9, 2000
MFS New Discovery Series—Service Class	N/A		N/A	(33.58%	)	May 1, 2002
MFS Total Return Series—Service Class	N/A		N/A	(16.59%	)	May 1, 2002
Fidelity—VIP Contrafund® Portfolio—Service Class 2	(18.66%	)	N/A	(15.70%	)	May 1, 2000
Fidelity—VIP Equity-Income Portfolio—Service Class 2	(26.05%	)	N/A	(10.22%	)	May 1, 2000
Fidelity—VIP Growth Portfolio—Service Class 2	(38.93%	)	N/A	(32.59%	)	May 1, 2001
Fidelity—VIP Mid Cap Portfolio—Service Class 2	(19.07%	)	N/A	(5.46%	)	May 1, 2000
Fidelity—VIP Value Strategies Portfolio— Service Class 2	N/A		N/A	(33.44%	)	May 1, 2002

†	Ten Year Date

TABLE 1—B

Standard Average Annual Total Returns

(Assuming A Surrender Charge and No Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Subaccount	1 Year Ended 12/31/02		5 Year Ended 12/31/02		10 Year or Inception		Subaccount Inception Date

Asset Allocation—Conservative Portfolio— Service Class(1)	N/A		N/A		(18.39%	)	May 1, 2002
Asset Allocation—Growth Portfolio—Service Class(1)	N/A		N/A		(27.54%	)	May 1, 2002
Asset Allocation—Moderate Portfolio—Service Class(1)	N/A		N/A		(21.24%	)	May 1, 2002
Asset Allocation—Moderate Growth Portfolio— Service Class(1)	N/A		N/A		(24.09%	)	May 1, 2002
Alger Aggressive Growth—Service Class	(42.63%	)	N/A		(35.75%	)	May 1, 2000
American Century Income & Growth—Service Class	(27.85%	)	N/A		(21.18%	)	May 1, 2001
American Century International—Service Class(2)	(30.44%	)	N/A		(28.85%	)	May 1, 2001
BlackRock Global Science & Technology Opportunities —Service Class(1)	N/A		N/A		(36.46%	)	May 1, 2002
BlackRock Mid Cap Growth—Service Class	N/A		N/A		(32.26%	)	May 1, 2002
Capital Guardian Global—Service Class	(27.98%	)	N/A		(3.37%	)	February 2, 1998
Capital Guardian U.S. Equity—Service Class(3)	(32.20%	)	N/A		(17.31%	)	October 9, 2000
Capital Guardian Value—Service Class	(29.15%	)	(3.79%	)	6.19%		May 27, 1993
Clarion Real Estate Securities—Service Class	N/A		N/A		(15.08%	)	May 1, 2002
Great Companies—AmericaSM—Service Class	(29.14%	)	N/A		(19.63%	)	May 1, 2001
Great Companies—Global[2]—Service Class	(29.95%	)	N/A		(24.32%	)	October 9, 2000
Great Companies—TechnologySM—Service Class	(46.30%	)	N/A		(42.36%	)	May 1, 2001
Janus Balanced (A/T)—Service Class	N/A		N/A		(14.07%	)	May 1, 2002
Janus Growth (A/T)—Service Class(4)	(38.95%	)	(4.17%	)	4.26%	†	July 1, 1992
Jennison Growth—Service Class	(39.04%	)	(13.94%	)	(9.05%	)	November 18, 1996
J.P. Morgan Enhanced Index—Service Class	(32.98%	)	(4.07%	)	(0.08%	)	May 1, 1997
Marsico Growth—Service Class(5)(6)	(34.35%	)	N/A		(21.96%	)	May 1, 2000
MFS High Yield—Service Class	(6.72%	)	N/A		(1.96%	)	June 1, 1998
PBHG Mid Cap Growth—Service Class	(36.73%	)	N/A		(37.28%	)	May 1, 2000
PBHG/NWQ Value Select—Service Class	(22.76%	)	N/A		(7.21%	)	May 1, 2000
PIMCO Total Return—Service Class	N/A		N/A		(2.89%	)	May 1, 2002
Salomon All Cap—Service Class	(33.10%	)	N/A		(12.28%	)	May 1, 2000
Transamerica Convertible Securities—Service Class	N/A		N/A		(15.75%	)	May 1, 2002
Transamerica Equity—Service Class	(30.67%	)	N/A		(25.75%	)	May 1, 2000
Transamerica Growth Opportunities—Service Class	(22.86%	)	N/A		(8.57%	)	May 1, 2001
Transamerica U.S. Government Securities— Service Class	(3.04%	)	3.22%		4.43%		May 13, 1994
T. Rowe Price Equity Income—Service Class	(21.38%	)	0.10%		9.01%		January 3, 1995
T. Rowe Price Growth Stock—Service Class	(31.23%	)	(0.65%	)	9.32%		January 3, 1995
T. Rowe Price Small Cap—Service Class	(35.69%	)	N/A		(24.05%	)	May 1, 2000
Van Kampen Active International Allocation—Service Class	(25.48%	)	(6.82%	)	(0.05%	)†	April 8, 1991
Van Kampen Asset Allocation—Service Class	(24.89%	)	(0.51%	)	6.04%	†	April 8, 1991
Van Kampen Emerging Growth—Service Class	(41.32%	)	N/A		(37.34%	)	May 1, 2001
AIM V.I. Basic Value Fund—Series II	N/A		N/A		(32.12%	)	May 1, 2002
AIM V.I. Capital Appreciation Fund—Series II	N/A		N/A		(28.59%	)	May 1, 2002

†	Ten Year Date

\

TABLE 1—B (continued)

Standard Average Annual Total Returns

(Assuming A Surrender Charge and No Optional Feature)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Subaccount	1 Year Ended 12/31/02		5 Year Ended 12/31/02	10 Year or Inception		Subaccount Inception Date

AllianceBernstein Growth & Income Portfolio—Class B(7)	(30.50%	)	N/A	(23.58%	)	May 1, 2001
AllianceBernstein Premier Growth Portfolio—Class B(7)	(38.97%	)	N/A	(33.06%	)	May 1, 2001
Janus Aspen—Mid Cap Growth Portfolio— Service Shares(8)	(36.28%	)	N/A	(46.42%	)	October 9, 2000
Janus Aspen—Worldwide Growth Portfolio— Service Shares	(33.90%	)	N/A	(31.26%	)	October 9, 2000
MFS New Discovery Series—Service Class	N/A		N/A	(33.21%	)	May 1, 2002
MFS Total Return Series—Service Class	N/A		N/A	(16.13%	)	May 1, 2002
Fidelity—VIP Contrafund® Portfolio—Service Class 2	(18.00%	)	N/A	(15.01%	)	May 1, 2000
Fidelity—VIP Equity-Income Portfolio—Service Class 2	(25.45%	)	N/A	(9.49%	)	May 1, 2000
Fidelity—VIP Growth Portfolio—Service Class 2	(38.43%	)	N/A	(32.03%	)	May 1, 2001
Fidelity—VIP Mid Cap Portfolio—Service Class 2	(18.42%	)	N/A	(4.69%	)	May 1, 2000
Fidelity—VIP Value Strategies Portfolio—Service Class 2	N/A		N/A	(33.08%	)	May 1, 2002

†	Ten Year Date

(1)	Effective May 1, 2003, Conservative Asset Allocation changed its name to Asset Allocation—Conservative Portfolio; Aggressive Asset Allocation changed its name to Asset Allocation—Growth Portfolio; Moderate Asset Allocation changed its name to Asset Allocation—Moderate Portfolio; Moderately Aggressive Asset Allocation changed its name to Asset Allocation—Moderate Growth Portfolio, and BlackRock Global Science & Technology changed its name to BlackRock Global Science & Technology Opportunities.
(2)	As of May 1, 2003, Gabelli Global Growth was merged into American Century International.
(3)	Effective October 9, 2000, shares of each series of the target account were liquidated and the proceeds were used to purchase shares of the Capital Guardian U.S. Equity Portfolio. This was a fundamental change in the structure of the target account from an actively managed account to a passive unit investment trust. In addition, Capital Guardian U.S. Equity has a different subadviser and fundamentally different investment policies. Therefore, no performance history is given for periods prior to October 9, 2000 because such history is not relevant or applicable to the Capital Guardian U.S. Equity Subaccount.
(4)	As of May 1, 2003, Janus Growth II was merged into Janus Growth.
(5)	Formerly known as Goldman Sachs Growth.
(6)	This subaccount has been re-opened for investments by any owner as of May 1, 2003. Any new investments in the re-opened subaccount will receive Service Class interests, however. Previously, this subaccount was only available to owners that held an investment in this subaccount on or before May 1, 2002. In addition, if any such owner surrendered all of his or her money in this subaccount on or before May 1, 2002, that owner could not reinvest in this subaccount.
(7)	Effective May 1, 2003, Alliance Growth & Income Portfolio changed its name to AllianceBernstein Growth & Income Portfolio and Alliance Premier Growth Portfolio changed its name to AllianceBernstein Premier Growth Portfolio.
(8)	Formerly known as Janus Aspen—Aggressive Growth Portfolio.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios.)

Non-Standard Performance Data

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

Transamerica may also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standard performance data may assume that no surrender charge is applicable, and may also make other assumptions such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders or annuity payments.

All non-standard performance data will be advertised only if the standard performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the SAI.

The non-standard average annual total return figures shown in Table 2 are based on the assumption that the policy is not surrendered, and therefore the surrender charge is not imposed. Also, Table 2, does not reflect the charge for any optional feature.

TABLE 2

Non-Standardized Average Annual Total Returns

(Assuming No Surrender Charge or Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Subaccount	1 Year Ended 12/31/02		5 Year Ended 12/31/02		10 Year or Inception		Subaccount Inception Date

Asset Allocation—Conservative Portfolio— Service Class(1)	N/A		N/A		(10.39%	)	May 1, 2002
Asset Allocation—Growth Portfolio—Service Class(1)	N/A		N/A		(19.54%	)	May 1, 2002
Asset Allocation—Moderate Portfolio—Service Class(1)	N/A		N/A		(13.24%	)	May 1, 2002
Asset Allocation—Moderate Growth Portfolio— Service Class(1)	N/A		N/A		(16.09%	)	May 1, 2002
Alger Aggressive Growth—Service Class	(35.40%	)	N/A		(31.06%	)	May 1, 2000
American Century Income & Growth— Service Class	(20.62%	)	N/A		(16.18%	)	May 1, 2001
American Century International—Service Class(2)	(23.21%	)	N/A		(23.53%	)	May 1, 2001
BlackRock Global Science & Technology Opportunities—Service Class(1)	N/A		N/A		(28.46%	)	May 1, 2002
BlackRock Mid Cap Growth—Service Class	N/A		N/A		(24.26%	)	May 1, 2002
Capital Guardian Global—Service Class	(20.75%	)	N/A		(2.31%	)	February 2, 1998
Capital Guardian U.S. Equity—Service Class(3)	(24.96%	)	N/A		(13.79%	)	October 9, 2000
Capital Guardian Value—Service Class	(21.91%	)	(2.93%	)	6.22%		May 27, 1993
Clarion Real Estate Securities—Service Class	N/A		N/A		(7.08%	)	May 1, 2002
Great Companies—AmericaSM—Service Class	(21.90%	)	N/A		(14.70%	)	May 1, 2001
Great Companies—Global[2]—Service Class	(22.71%	)	N/A		(20.42%	)	October 9, 2000
Great Companies—TechnologySM—Service Class	(39.06%	)	N/A		(36.30%	)	May 1, 2001
Janus Balanced (A/T)—Service Class	N/A		N/A		(6.07%	)	May 1, 2002
Janus Growth (A/T)—Service Class(4)	(31.71%	)	(3.30%	)	4.29%	†	July 1, 1992
Jennison Growth—Service Class	(31.80%	)	(12.63%	)	(8.31%	)	November 18, 1996
J.P. Morgan Enhanced Index—Service Class	(25.74%	)	(3.20%	)	0.59%		May 1, 1997
Marsico Growth—Service Class(5)(6)	(27.11%	)	N/A		(18.48%	)	May 1, 2000
MFS High Yield—Service Class	0.51%		N/A		(0.89%	)	June 1, 1998
PBHG Mid Cap Growth—Service Class	(29.49%	)	N/A		(32.42%	)	May 1, 2000
PBHG/NWQ Value Select—Service Class	(15.52%	)	N/A		(4.57%	)	May 1, 2000
PIMCO Total Return—Service Class	N/A		N/A		5.11%		May 1, 2002
Salomon All Cap—Service Class	(25.86%	)	N/A		(9.38%	)	May 1, 2000
Transamerica Convertible Securities—Service Class	N/A		N/A		(7.75%	)	May 1, 2002
Transamerica Equity—Service Class	(23.43%	)	N/A		(21.99%	)	May 1, 2000
Transamerica Growth Opportunities—Service Class	(15.62%	)	N/A		(4.03%	)	May 1, 2001
Transamerica U.S. Government Securities— Service Class	4.20%		3.81%		4.46%		May 13, 1994
T. Rowe Price Equity Income—Service Class	(14.15%	)	0.84%		9.04%		January 3, 1995
T. Rowe Price Growth Stock—Service Class	(23.99%	)	0.11%		9.36%		January 3, 1995
T. Rowe Price Small Cap—Service Class	(28.46%	)	N/A		(20.43%	)	May 1, 2000
Van Kampen Active International Allocation— Service Class	(18.24%	)	(5.85%	)	(0.01%	)†	April 8, 1991
Van Kampen Asset Allocation—Service Class	(17.66%	)	0.25%		6.08%	†	April 8, 1991
Van Kampen Emerging Growth—Service Class	(34.08%	)	N/A		(31.58%	)	May 1, 2001
AIM V.I. Basic Value Fund—Series II	N/A		N/A		(24.12%	)	May 1, 2002
AIM V.I. Capital Appreciation Fund—Series II	N/A		N/A		(20.59%	)	May 1, 2002
AllianceBernstein Growth & Income Portfolio— Class B(6)	(23.26%	)	N/A		(18.49%	)	May 1, 2001

†	Ten Year Date

TABLE 2 (continued)

Non-Standardized Average Annual Total Returns

(Assuming No Surrender Charge or Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Subaccount	1 Year Ended 12/31/02		5 Year Ended 12/31/02	10 Year or Inception		Subaccount Inception Date

AllianceBernstein Premier Growth Portfolio—Class B(7)	(31.73%	)	N/A	(27.53%	)	May 1, 2001
Janus Aspen—Mid Cap Growth Portfolio— Service Shares(8)	(29.04%	)	N/A	(40.68%	)	October 9, 2000
Janus Aspen—Worldwide Growth Portfolio— Service Shares	(26.66%	)	N/A	(26.91%	)	October 9, 2000
MFS New Discovery Series—Service Class	N/A		N/A	(25.21%	)	May 1, 2002
MFS Total Return Series—Service Class	N/A		N/A	(8.13%	)	May 1, 2002
Fidelity—VIP Contrafund® Portfolio—Service Class 2	(10.76%	)	N/A	(11.96%	)	May 1, 2000
Fidelity—VIP Equity-Income Portfolio—Service Class 2	(18.22%	)	N/A	(6.74%	)	May 1, 2000
Fidelity—VIP Growth Portfolio—Service Class 2	(31.19%	)	N/A	(26.55%	)	May 1, 2001
Fidelity—VIP Mid Cap Portfolio—Service Class 2	(11.18%	)	N/A	(2.15%	)	May 1, 2000
Fidelity—VIP Value Strategies Portfolio—Service Class 2	N/A		N/A	(25.08%	)	May 1, 2002

† Ten Year Date

(1)	Effective May 1, 2003, Conservative Asset Allocation changed its name to Asset Allocation—Conservative Portfolio; Aggressive Asset Allocation changed its name to Asset Allocation—Growth Portfolio; Moderate Asset Allocation changed its name to Asset Allocation—Moderate Portfolio; Moderately Aggressive Asset Allocation changed its name to Asset Allocation—Moderate Growth Portfolio, and BlackRock Global Science & Technology changed its name to BlackRock Global Science & Technology Opportunities.
(2)	As of May 1, 2003, Gabelli Global Growth was merged into American Century International.
(3)	Effective October 9, 2000, shares of each series of the target account were liquidated and the proceeds were used to purchase shares of the Capital Guardian U.S. Equity Portfolio. This was a fundamental change in the structure of the target account from an actively managed account to a passive unit investment trust. In addition, Capital Guardian U.S. Equity has a different subadviser and fundamentally different investment policies. Therefore, no performance history is given for periods prior to October 9, 2000 because such history is not relevant or applicable to the Capital Guardian U.S. Equity Subaccount.
(4)	As of May 1, 2003, Janus Growth II was merged into Janus Growth.
(5)	Formerly known as Goldman Sachs Growth.
(6)	This subaccount has been re-opened for investments by any owner as of May 1, 2003. Any new investments in the re-opened subaccount will receive Service Class interests, however. Previously, this subaccount was only available to owners that held an investment in this subaccount on or before May 1, 2002. In addition, if any such owner surrendered all of his or her money in this subaccount on or before May 1, 2002, that owner could not reinvest in this subaccount.
(7)	Effective May 1, 2003, Alliance Growth & Income Portfolio changed its name to AllianceBernstein Growth & Income Portfolio and Alliance Premier Growth Portfolio changed its name to AllianceBernstein Premier Growth Portfolio.
(8)	Formerly known as Janus Aspen—Aggressive Growth Portfolio.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios.)

Adjusted Historical Performance Data of the Portfolios.  The following performance data for the periods prior to the date the subaccount commenced operations is based on the performance of the corresponding portfolio and the assumption that the applicable subaccount was in existence for the same period as the corresponding portfolio with a level of charges equal to those currently assessed against the subaccount or against owner’s policy values.

In addition, Transamerica may present historic performance data for the portfolios since their inception reduced by some or all the fees and charges under the policy. Such adjusted historic performance includes data that precedes the inception dates on the subaccounts. This data is designed to show the performance that would have resulted if the policy had been in existence during that time.

For instance, as shown in Tables 3 and 4 below, Transamerica may disclose average annual total returns for the portfolios reduced by some or all fees and charges under the policy, as if the policy had been in existence since the inception of the portfolio. Such fees and charges include the mortality and expense risk fee, administrative charge and surrender charges. Table 3 assumes a complete surrender of the policy at the end of the period, and therefore the surrender charge is deducted. Table 4 assumes that the policy is not surrendered, and therefore the surrender charge is not deducted. Also, Tables 3 and Table 4 do not reflect the charge of any optional rider.

The following information is also based on the method of calculation described in the SAI. The adjusted historical average annual total returns for periods ended December 31, 2002, were as follows:

TABLE 3

Hypothetical (Adjusted Historical) Average Annual Total Returns(1)

(Assuming A Surrender Charge and No Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Portfolio	1 Year		5 Year		10 Year or Inception		Corresponding Portfolio Inception Date

Asset Allocation—Conservative Portfolio—Service Class(2)	N/A		N/A		(18.39%	)	May 1, 2002
Asset Allocation—Growth Portfolio—Service Class(2)	N/A		N/A		(27.54%	)	May 1, 2002
Asset Allocation—Moderate Portfolio—Service Class(2)	N/A		N/A		(21.24%	)	May 1, 2002
Asset Allocation—Moderate Growth Portfolio— Service Class(2)	N/A		N/A		(24.09%	)	May 1, 2002
Alger Aggressive Growth—Service Class	(42.63%	)	(3.46%	)	5.00%		March 1, 1994
American Century Income & Growth—Service Class	(27.85%	)	N/A		(21.18%	)	May 1, 2001
American Century International—Service Class(3)	(30.44%	)	N/A		(28.85%	)	May 1, 2001
BlackRock Global Science & Technology Opportunities— Service Class(2)	(44.58%	)	N/A		(32.83%	)	August 16, 2001
BlackRock Mid Cap Growth—Service Class	(36.07%	)	N/A		(26.49%	)	August 16, 2001
Capital Guardian Global—Service Class	(27.98%	)	N/A		(3.37%	)	February 3, 1998
Capital Guardian U.S. Equity—Service Class	(32.20%	)	N/A		(17.31%	)	October 9, 2000
Capital Guardian Value—Service Class	(29.15%	)	(3.79%	)	6.19%		May 27, 1993
Clarion Real Estate Securities—Service Class	(5.22%	)	N/A		1.88%		May 1, 1998
Great Companies—AmericaSM—Service Class	(29.14%	)	N/A		(12.67%	)	May 1, 2000
Great Companies—Global[2]—Service Class	(29.95%	)	N/A		(27.39%	)	September 1, 2000
Great Companies—TechnologySM—Service Class	(46.30%	)	N/A		(46.46%	)	May 1, 2000
Janus Balanced (A/T)—Service Class	N/A		N/A		(14.07%	)	May 1, 2002
Janus Growth (A/T)—Service Class(4)	(38.95%	)	(4.17%	)	4.26%	†	October 2, 1986
Jennison Growth—Service Class	(39.04%	)	(13.94%	)	(9.05%	)	November 18, 1996
J.P. Morgan Enhanced Index—Service Class	(32.98%	)	(4.07%	)	(0.08%	)	May 1, 1997
Marsico Growth—Service Class(5)	(34.35%	)	N/A		(13.22%	)	May 3, 1999
MFS High Yield—Service Class	(6.72%	)	N/A		(1.96%	)	June 1, 1998
PBHG Mid Cap Growth—Service Class	(36.73%	)	N/A		(12.77%	)	May 3, 1999
PBHG/NWQ Value Select—Service Class	(22.76%	)	(2.42%	)	3.37%		May 1, 1996
PIMCO Total Return—Service Class	N/A		N/A		(2.89%	)	May 1, 2002
Salomon All Cap—Service Class	(33.10%	)	N/A		(1.73%	)	May 3, 1999
Transamerica Convertible Securities—Service Class	N/A		N/A		(15.75%	)	May 1, 2002
Transamerica Equity—Service Class	(30.67%	)	0.39%		14.00%	†	February 26, 1969
Transamerica Growth Opportunities—Service Class	(22.86%	)	N/A		(8.57%	)	May 1, 2001
Transamerica U.S. Government Securities—Service Class	(3.04%	)	3.22%		4.43%		May 13, 1994
T. Rowe Price Equity Income—Service Class	(21.38%	)	0.10%		9.01%		January 3, 1995
T. Rowe Price Growth Stock—Service Class	(31.23%	)	(0.65%	)	9.32%		January 3, 1995
T. Rowe Price Small Cap—Service Class	(35.69%	)	N/A		(8.19%	)	May 3, 1999
Van Kampen Active International Allocation—Service Class	(25.48%	)	(6.82%	)	(0.05%	)†	April 8, 1991
Van Kampen Asset Allocation—Service Class	(24.89%	)	(0.51%	)	6.04%	†	April 8, 1991
Van Kampen Emerging Growth—Service Class	(41.32%	)	(0.66%	)	8.72%		March 1, 1993
AIM V.I. Basic Value Fund—Series II	(30.60%	)	N/A		(22.99%	)	September 10, 2001
AIM V.I. Capital Appreciation Fund—Series II(6)	(32.72%	)	(4.47%	)	5.87%		May 5, 1993

†	Ten Year Date

TABLE 3 (continued)

Hypothetical (Adjusted Historical) Average Annual Total Returns(1)

(Assuming A Surrender Charge, and No Optional Features)

Return of Premium Death Benefit (Total Separate Account Annual Expenses: 1.30%)
Portfolio	1 Year		5 Year		10 Year or Inception		Corresponding Portfolio Inception Date

AllianceBernstein Growth & Income Portfolio—Class B(7)	(30.50%	)	N/A		(5.88%	)	June 1, 1999
AllianceBernstein Premier Growth Portfolio—Class B(7)	(38.97%	)	N/A		(20.10%	)	July 14, 1999
Janus Aspen—Mid Cap Growth Portfolio—Service Shares(8)(9)	(36.28%	)	(3.57%	)	6.09%		September 13, 1993
Janus Aspen—Worldwide Growth Portfolio Service Shares(9)	(33.90%	)	(1.70%	)	8.78%		September 13, 1993
MFS New Discovery Series—Service Class(10)	(39.92%	)	N/A		(21.72%	)	May 1, 2000
MFS Total Return Series—Service Class(10)	(16.46%	)	N/A		(1.97%	)	May 1, 2000
Fidelity—VIP Contrafund® Portfolio—Service Class 2(11)	(18.00%	)	1.51%		10.67%		January 3, 1995
Fidelity—VIP Equity-Income Portfolio—Service Class 2(11)	(25.45%	)	(1.96%	)	8.24%	†	October 9, 1986
Fidelity—VIP Growth Portfolio—Service Class 2(11)	(38.43%	)	(2.65%	)	6.91%	†	October 9, 1986
Fidelity—VIP Mid Cap Portfolio—Service Class 2(11)	(18.42%	)	N/A		13.66%		December 28, 1998
Fidelity—VIP Value Strategies Portfolio—Service Class 2	N/A		N/A		(29.37%	)	February 25, 2002

†	Ten Year Date

(1)	The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the subaccounts had actually been in existence since the inception of the portfolio.
(2)	Effective May 1, 2003, Conservative Asset Allocation changed its name to Asset Allocation—Conservative Portfolio; Aggressive Asset Allocation changed its name to Asset Allocation—Growth Portfolio; Moderate Asset Allocation changed its name to Asset Allocation—Moderate Portfolio; Moderately Aggressive Asset Allocation changed its name to Asset Allocation—Moderate Growth Portfolio, and BlackRock Global Science & Technology changed its name to BlackRock Global Science & Technology Opportunities.
(3)	As of May 1, 2003, Gabelli Global Growth was merged into American Century International.
(4)	As of May 1, 2003, Janus Growth II was merged into Janus Growth.
(5)	Formerly known as Goldman Sachs Growth.
(6)	Returns prior to July 16, 2001 for the portfolios are based on historical returns for the Series I shares.
(7)	Effective May 1, 2003, Alliance Growth & Income Portfolio changed its name to AllianceBernstein Growth & Income Portfolio and Alliance Premier Growth Portfolio changed its name to AllianceBernstein Premier Growth Portfolio.
(8)	Formerly known as Janus Aspen—Aggressive Growth Portfolio.
(9)	Returns prior to January 1, 2000 for the portfolios are based on historical returns for the Institutional Shares, adjusted for the estimated expenses of the Service Shares.
(10)	Returns prior to May 1, 2000, for the portfolios are based on historical returns for Initial Class Shares.
(11)	Returns prior to January 12, 2000 for the portfolios are based on historical returns for Initial Class Shares.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios.)

TABLE—4 Hypothetical (Adjusted Historical) Average Annual Total Returns(1) (Assuming No Surrender Charge or Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Portfolio	1 Year		5 Year		10 Year or Inception		Corresponding Portfolio Inception Date

Asset Allocation—Conservative Portfolio—Service Class(2)	N/A		N/A		(10.39%	)	May 1, 2002
Asset Allocation—Growth Portfolio—Service Class(2)	N/A		N/A		(19.54%	)	May 1, 2002
Asset Allocation—Moderate Portfolio—Service Class(2)	N/A		N/A		(13.24%	)	May 1, 2002
Asset Allocation—Moderate Growth Portfolio— Service Class(2)	N/A		N/A		(16.09%	)	May 1, 2002
Alger Aggressive Growth—Service Class	(35.40%	)	(2.61%	)	5.04%		March 1, 1994
American Century Income & Growth—Service Class	(20.62%	)	N/A		(16.18%	)	May 1, 2001
American Century International—Service Class(3)	(23.21%	)	N/A		(23.53%	)	May 1, 2001
BlackRock Global Science & Technology Opportunities—Service Class(2)	(37.35%	)	N/A		(26.82%	)	August 16, 2001
BlackRock Mid Cap Growth—Service Class	(28.83%	)	N/A		(20.66%	)	August 16, 2001
Capital Guardian Global—Service Class	(20.75%	)	N/A		(2.31%	)	February 3, 1998
Capital Guardian U.S. Equity—Service Class	(24.96%	)	N/A		(13.79%	)	October 9, 2000
Capital Guardian Value—Service Class	(21.91%	)	(2.93%	)	6.22%		May 27, 1993
Clarion Real Estate Securities—Service Class	2.02%		N/A		2.76%		May 1, 1998
Great Companies—AmericaSM—Service Class	(21.90%	)	N/A		(9.75%	)	May 1, 2000
Great Companies—Global2—Service Class	(22.71%	)	N/A		(23.36%	)	September 1, 2000
Great Companies—TechnologySM—Service Class	(39.06%	)	N/A		(40.33%	)	May 1, 2000
Janus Balanced (A/T)—Service Class	N/A		N/A		(6.07%	)	May 1, 2002
Janus Growth (A/T)—Service Class(4)	(31.71%	)	(3.30%	)	4.29%	†	October 2,1986
Jennison Growth—Service Class	(31.80%	)	(12.63%	)	(8.31%	)	November 18, 1996
J.P. Morgan Enhanced Index—Service Class	(25.74%	)	(3.20%	)	0.59%		May 1, 1997
Marsico Growth—Service Class(5)	(27.11%	)	N/A		(11.11%	)	May 3, 1999
MFS High Yield—Service Class	0.51%		N/A		(0.89%	)	June 1, 1998
PBHG Mid Cap Growth—Service Class	(29.49%	)	N/A		(10.68%	)	May 3, 1999
PBHG/NWQ Value Select—Service Class	(15.52%	)	(1.60%	)	3.68%		May 1, 1996
PIMCO Total Return—Service Class	N/A		N/A		5.11%		May 1, 2002
Salomon All Cap—Service Class	(25.86%	)	N/A		(0.18%	)	May 3, 1999
Transamerica Convertible Securities—Service Class	N/A		N/A		(7.75%	)	May 1, 2002
Transamerica Equity—Service Class	(23.43%	)	1.13%		14.04%	†	February 26, 1969
Transamerica Growth Opportunities—Service Class	(15.62%	)	N/A		(4.03%	)	May 1, 2001
Transamerica U.S. Government Securities—Service Class	4.20%		3.81%		4.46%		May 13, 1994
T. Rowe Price Equity Income—Service Class	(14.15%	)	0.84%		9.04%		January 3, 1995
T. Rowe Price Growth Stock—Service Class	(23.99%	)	0.11%		9.36%		January 3, 1995
T. Rowe Price Small Cap—Service Class	(28.46%	)	N/A		(6.35%	)	May 3, 1999
Van Kampen Active International Allocation—Service Class	(18.24%	)	(5.85%	)	(0.01%	)†	April 8, 1991
Van Kampen Asset Allocation—Service Class	(17.66%	)	0.25%		6.08%	†	April 8, 1991
Van Kampen Emerging Growth—Service Class	(34.08%	)	0.10%		8.76%		March 1, 1993
AIM V.I. Basic Value Fund—Series II	(23.36%	)	N/A		(17.05%	)	September 10, 2001
AIM V.I. Capital Appreciation Fund—Series II(6)	(25.49%	)	(3.58%	)	5.91%		May 5, 1993

†	Ten Year Date

TABLE 4 (continued)

Hypothetical (Adjusted Historical) Average Annual Total Returns(1)

(Assuming No Surrender Charge or Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Portfolio	1 Year		5 Year		10 Year or Inception		Corresponding Portfolio Inception Date

AllianceBernstein Growth & Income Portfolio—Class B(7)	(23.26%	)	N/A		(4.13%	)	June 1, 1999
AllianceBernstein Premier Growth Portfolio—Class B(7)	(31.73%	)	N/A		(17.46%	)	July 14, 1999
Janus Aspen—Mid Cap Growth Portfolio— Service Shares(8)(9)	(29.04%	)	(2.71%	)	6.13%		September 13, 1993
Janus Aspen—Worldwide Growth Portfolio— Service Shares(9)	(26.66%	)	(0.91%	)	8.82%		September 13, 1993
MFS New Discovery Series—Service Class(10)	(32.69%	)	N/A		(18.26%	)	May 1, 2000
MFS Total Return Series—Service Class(10)	(9.22%	)	N/A		0.46%		May 1, 2000
Fidelity—VIP Contrafund® Portfolio—Service Class 2(11)	(10.76%	)	2.20%		10.71%		January 3, 1995
Fidelity—VIP Equity-Income Portfolio—Service Class 2(11)	(18.22%	)	(1.16%	)	8.28%	†	October 9, 1986
Fidelity—VIP Growth Portfolio—Service Class 2(11)	(31.19%	)	(1.83%	)	6.95%	†	October 9, 1986
Fidelity—VIP Mid Cap Portfolio—Service Class 2(11)	(11.18%	)	N/A		13.95%		December 28, 1998
Fidelity—VIP Value Strategies Portfolio—Service Class 2	N/A		N/A		(21.37%	)	February 25, 2002

†	Ten Year Date

(1)	The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the subaccounts had actually been in existence since the inception of the portfolio.
(2)	Effective May 1, 2003, Conservative Asset Allocation changed its name to Asset Allocation—Conservative Portfolio; Aggressive Asset Allocation changed its name to Asset Allocation—Growth Portfolio; Moderate Asset Allocation changed its name to Asset Allocation—Moderate Portfolio; Moderately Aggressive Asset Allocation changed its name to Asset Allocation—Moderate Growth Portfolio, and BlackRock Global Science & Technology changed its name to BlackRock Global Science & Technology Opportunities.
(3)	As of May 1, 2003, Gabelli Global Growth was merged into American Century International.
(4)	As of May 1, 2003, Janus Growth II was merged into Janus Growth.
(5)	Formerly known as Goldman Sachs Growth.
(6)	Returns prior to July 16, 2001 for the portfolios are based on historical returns for the Series I shares.
(7)	Effective May 1, 2003, Alliance Growth & Income Portfolio changed its name to AllianceBernstein Growth & Income Portfolio and Alliance Premier Growth Portfolio changed its name to AllianceBernstein Premier Growth Portfolio.
(8)	Formerly known as Janus Aspen—Aggressive Growth Portfolio.
(9)	Returns prior to January 1, 2000 for the portfolios are based on historical returns for the Institutional Shares, adjusted for the estimated expenses of the Service Shares.
(10)	Returns prior to May 1, 2000, for the portfolios are based on historical returns for Initial Class Shares.
(11)	Returns prior to January 12, 2000 for the portfolios are based on historical returns for Initial Class Shares.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios.)

APPENDIX C

INCOME BENEFIT PROGRAMS

The following hereby amends, and to the extent inconsistent replaces, the FEE TABLE in the prospectus:

Annual Optional Rider Fees:

Income Benefit Programs(1)	0.45%

(1)	The fee is a percentage of the minimum income base or minimum annuitization value and is deducted only during the accumulation phase. If you annuitize under one of these riders, a guaranteed payment fee is deducted at an annual rate of 1.25%.

1)    MANAGED ANNUITY PROGRAM.

The optional Managed Annuity Program II (“MAP II”) assures you of a minimum level of income in the future by guaranteeing a minimum income base (discussed below) that you will have to apply to a MAP II payment option. The MAP II also guarantees a minimum amount for those payments once you begin to receive them.

Minimum Income Base.    The minimum income base on the rider date (i.e., the date the rider is added to the policy) is the policy value. After the rider date, the minimum income base is equal to:

•	the minimum income base on the rider date; plus
•	any subsequent premium payments; less
•	any subsequent adjusted partial surrenders;
•	all of which are accumulated at the annual growth rate from the date of each transaction; minus
•	any premium taxes.

The annual growth rate is 5%. The benefits and fees under the rider (including the annual growth rate, rider fee, the guaranteed payment fee, and the vesting schedule) are guaranteed not to change after the rider is added. However, all the specifications may change if you elect to upgrade the minimum income base.

Minimum Income Base Upgrade.    You can upgrade your minimum income base to the policy value anytime after the first rider anniversary and before your 85th birthday (earlier if required by state law). For your convenience, we will put the last date to upgrade on page one of the rider. The policy value you upgrade to will be the policy value next calculated after we receive all necessary information to complete the upgrade. It generally will not be to your advantage to upgrade unless your policy value exceeds your minimum income base at the time you elect the upgrade.

If you upgrade:

•	the current rider will terminate and a new rider will be issued with its own terms and fees, which may mean, for example, you have to pay a higher rider fee, begin a new annuity income vesting period, etc.

Surrenders.    Surrenders will reduce the minimum income base. Each rider year, surrenders up to the limit of the total free amount (the minimum income base on the last rider anniversary multiplied by the annual growth rate) reduce the minimum income base on a dollar-for-dollar basis. Surrenders over this free amount will reduce the minimum income base on a pro rata basis by an amount equal to the minimum income base immediately prior to the excess surrender multiplied by the percentage reduction in the policy value resulting from the excess surrender. The free amount will always be a relatively small fraction of the minimum income base.

Sustained partial surrenders alone, or in conjunction with poor investment performance, may reduce your policy value to below the minimum policy amount (or even to zero). In either event, your policy will be fully surrendered and you will lose all rights and benefits under your policy, including your right to annuitize your minimum income base under the MAP II.

Conditions of Exercise of the MAP II.    You can only annuitize using the MAP II within the 30 days after a rider anniversary. You cannot, however, annuitize using the MAP II before your first rider anniversary or after the rider anniversary after your 94th birthday (earlier if required by state law). For your convenience, we will put the last date to annuitize using the MAP II on page one of the rider.

If you annuitize at any time other than indicated above, you cannot use the MAP II.

MAP II Payment Options.    You can annuitize under the MAP II (subject to the conditions described above) at the greater of the minimum income base or adjusted policy value. The minimum income base may only be used to annuitize using the MAP II payment options and may not be used with any other annuity payment options. The MAP II payment options are:

•	Life Income—An election may be made for “No Period Certain,” “10 Years Certain” or “20 Years Certain.” In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.
•	Joint and Full Survivor—An election may be made for “No Period Certain,” “10 Years Certain” or “20 Years Certain.” Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

NOTE CAREFULLY:

IF:

•	You choose Life Income with No Period Certain or Joint and Full Survivor with No Period Certain; and
•	The annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	We will make only one (two, three, etc.) annuity payments.

Annuity Income Vesting.    If you annuitize using the MAP II before the 10th rider anniversary, the MAP II annuity income will not be fully vested and the first payment will be calculated with an annuity income vesting percentage of less than 100%, which reduces the amount of your first payment by up to 50%. The annuity income vesting schedule is as follows:

Number of completed Years since the Rider Date	Annuity Income Vesting Percentage (percent vested)

1	50%
2	55%
3	60%
4	65%
5	70%
6	75%
7	80%
8	85%
9	90%
More than 10	100%

For example, assume a 65 year old male annuitized with a life with 10-year certain payment option at the end of year two with a minimum income base of $110,250.00. The monthly annuity factor from Schedule 1 of the rider for a male age 65, life with 10-years certain is $4.59 per thousand of annuitization value. The annuity income vesting percentage is 55% since annuitization is occurring after only two full years have passed since the rider date. The monthly payment amount would be equal to a * b * c where:

a)	is the minimum income base divided by $1,000,
b)	is the annuity factor from Schedule 1, and
c)	is the annuity income vesting percentage.

In this case, the monthly payment amount would be $110,250/$1,000 * $4.59 * 55% = $278.33.

NOTE CAREFULLY: If you annuitize before the 10th rider anniversary, the MAP II annuity income will not be fully vested which results in all payments being lower than if the MAP II annuity income was fully vested, and the difference can be substantial.

MAP II Annuity Payments.    The minimum income base is used solely to calculate the MAP II annuity payments under one of the MAP II payment options and does not establish or guarantee a policy value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial criteria (such as using a 2% assumed investment return to calculate the first annuity payment, using a 5% assumed investment return to calculate subsequent payments, and using age 85 annuity factors for all annuitants age 85 or older), the level of lifetime income that it guarantees may be less than the level that would be provided by application of the adjusted policy value at otherwise applicable annuity factors. Therefore, the MAP II should be regarded as a safety net. The costs of annuitizing under the MAP II include the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts and an annuity income vesting percentage of less than 100%. These costs should be balanced against the benefits of a minimum payout level.

Moreover, the Initial Payment Guarantee, if applicable, also provides for a minimum payout level, and it uses actuarial criteria (such as a 5% assumed investment return) that provide for higher payment levels for a given adjusted policy value than the MAP II. You should carefully consider these factors, since electing annuity payments under the MAP II will generally be advantageous only when the minimum income base is sufficiently in excess of the adjusted policy value to overcome these disadvantages.

Guaranteed Minimum Stabilized Payments.    Annuity payments under the MAP II are guaranteed to never be less than the initial payment. The amount of the first payment provided by the MAP II will be determined by multiplying each $1,000 of minimum income base by the applicable annuity factor shown on Schedule I of the rider. The applicable annuity factor depends upon the annuitant’s (and joint annuitant’s, if any) sex (or without regard to gender if required by law), age, any annuity factor age adjustment, and the MAP II payment option selected. The applicable annuity factor is also based on an assumed investment return of 2% and the “2000 Table”, using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). Subsequent payments will be calculated using a 5% assumed investment return. Subsequent payments may fluctuate annually in accordance with the investment performance of the annuity subaccounts. However, subsequent payments are guaranteed to never be less than the initial payment.

Annuity payments under MAP II will also be “stabilized” or held constant during each year. During the first year after annuitizing using the MAP II, each stabilized payment will equal the initial payment. On each annuitization anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that year. The stabilized payment on each annuitization anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. If the supportable payment at any payment date during a year is greater than the stabilized payment for that year, the excess will be used to purchase additional annuity units. Conversely, if the supportable payment at any payment date during a year is less than the stabilized payment for that year, there will be a reduction in the number of annuity units credited to the policy to fund the deficiency. In the case of a reduction, you will not participate as fully in the future investment performance of the subaccounts you selected since fewer annuity units are credited to your policy. Purchases and reductions will be allocated to each subaccount on a proportionate basis.

MAP II Fee.    A rider fee, 0.45% of the minimum income base on the rider anniversary, is charged annually prior to annuitization. We will also charge this fee if you take a complete surrender. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment option. This fee is deducted even if the adjusted policy value exceeds the minimum income base.

Guaranteed Payment Fee.    A guaranteed payment fee, equal to an effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the MAP II, in addition to the policy mortality and expense risk fee and administrative charge. The guaranteed payment fee is included on page one of the rider.

Termination.    The MAP II will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the MAP II (you may not terminate the rider before the first rider anniversary);
•	annuitization (you will still receive guaranteed minimum stabilized payments if you annuitize under the MAP II);
•	termination of your policy; or
•	30 days after the rider anniversary after your 94th birthday (earlier if required by state law).

If you terminate the MAP II (except pursuant to an upgrade) you cannot re-elect the rider.

The Managed Annuity Program II may vary for certain policies and may not be available for all policies. For policies sold in Minnesota and New Jersey, please see the separate discussion describing this feature for their state.

2)    FOR MINNESOTA ONLY.

For Minnesota policies, the optional Family Income Protector is as described herein.

Family Income Protector

The optional “Family Income Protector” rider assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value (discussed below) after ten years. You may elect to purchase this benefit, which provides a minimum amount you will have to apply to a Family Income Protector payment option and which guarantees a minimum amount for those payments once you begin to receive them. By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options.

You can annuitize under the rider (subject to the conditions described below) at the greater of the adjusted policy value or the minimum annuitization value.

Minimum Annuitization Value.    The minimum annuitization value is:

•	the policy value on the date the rider is issued; plus

•	any additional premium payments; minus
•	an adjustment for any surrenders made after the date the rider is issued;
•	the result of which is accumulated at the annual growth rate written on page one of the rider; minus
•	any premium taxes.

The annual growth rate is 5% per year. Once the rider is added to your policy, the annual growth rate will not vary during the life of that rider. Surrenders may reduce the minimum annuitization value on a basis greater than dollar-for-dollar.

The minimum annuitization value may only be used to annuitize using the Family Income Protector payment options and may not be used with any of the annuity payment options listed in Section 7 of this prospectus. The Family Income Protector payment options are:

•	Life Income—An election may be made for “No Period Certain” or “10 Years Certain”. In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.
•	Joint and Full Survivor—An election may be made for “No Period Certain” or “10 Years Certain”. Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

NOTE CAREFULLY:

IF:

•	You choose Life Income with No Period Certain or Joint and Full Survivor with No Period Certain; and
•	The annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	We will make only one (two, three, etc.) annuity payments.

The minimum annuitization value is used solely to calculate the Family Income Protector annuity payments and does not establish or guarantee a policy value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors (such as the use of a 3% assumed investment return, or “AIR,” to calculate the first annuity payment, which results in a lower dollar amount for that payment than would result from using the 5% AIR that is used with the regular annuity payments described in the prospectus), the level of lifetime income that it guarantees may be less than the level that would be provided by application of the adjusted policy value at otherwise applicable annuity factors. Therefore, the Family Income Protector should be regarded as a safety net. The costs of annuitizing under the Family Income Protector include the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts (which may include an annuity age factor adjustment). These costs should be balanced against the benefits of a minimum payout level.

In addition to the annual growth rate, other benefits and fees under the rider (the rider fee, the fee waiver threshold, the guaranteed payment fee, and the waiting period before the rider can be exercised) are also guaranteed not to change after the rider is added. However, all of these benefit specifications may change if you elect to upgrade the minimum annuitization value.

Minimum Annuitization Value Upgrade. You can upgrade your minimum annuitization value to the policy value on a policy anniversary. This may be done within thirty days after any policy anniversary before your 85th birthday (earlier if required by state law). For your convenience, we will put the last date to upgrade on page one of the rider.

If you upgrade:

•	the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees;

•	the new fees, thresholds and factors may be higher (or lower) than before;
•	the new annual growth rate may be lower (or higher) than before; and
•	you will have a new ten year waiting period before you can annuitize under the rider.

It generally will not be to your advantage to upgrade unless your policy value exceeds your minimum annuitization value on the applicable policy anniversary.

Surrenders.    Surrenders will reduce the minimum annuitization value. Each rider year, surrenders up to the limit of the total free amount (the minimum annuitization value on the last rider anniversary multiplied by the annual growth rate) reduce the minimum annuitization value on a dollar-for-dollar basis. Surrenders over this free amount will reduce the minimum annuitization value on a pro rata basis by an amount equal to the minimum annuitization value immediately prior to the excess surrender multiplied by the percentage reduction in the policy value resulting from the excess surrender. The free amount will always be a relatively small fraction of the minimum annuitization value.

Sustained partial surrenders alone, or in conjunction with poor investment performance, may reduce your policy value to below the minimum policy amount (or even to zero). In either event, your policy will be fully surrendered and you will lose all rights and benefits under your policy, including your right to annuitize your minimum annuitization value under the Family Income Protector.

Conditions of Exercise of the Family Income Protector.    You can only annuitize using the Family Income Protector within the 30 days after the tenth or later policy anniversary after the Family Income Protector is elected or, in the case of an upgrade of the minimum annuitization value, the tenth or later policy anniversary following the upgrade. You cannot, however, annuitize using the Family Income Protector after the policy anniversary after your 94th birthday. For your convenience, we will put the first and last date to annuitize using the Family Income Protector on page one of the rider.

NOTE CAREFULLY: If you annuitize at any time other than indicated above, you cannot use the Family Income Protector.

Guaranteed Minimum Stabilized Payments.    Annuity payments under the rider are guaranteed to never be less than the initial payment. The amount of the first payment provided by the Family Income Protector will be determined by multiplying each $1,000 of minimum income base by the applicable annuity factor shown on Schedule I of the rider. The applicable annuity factor depends upon the annuitant’s (and joint annuitant’s, if any) sex (or without regard to gender if required by law), age, and the Family Income Protector payment option selected. The applicable annuity factor is also based on a assumed investment return of 2% and the “1983 a Table”, using an assumed annuity commencement date of 2000 (static projection to this point) with dynamic projection using scale G from that point. Subsequent payments will be calculated using a 5% assumed investment return. Subsequent payments may fluctuate annually in accordance with the investment performance of the annuity subaccounts. However, subsequent payments are guaranteed to never be less than the initial payment.

Annuity payments under Family Income Protector will also be “stabilized” or held constant during each year. During the first year after annuitizing using the Family Income Protector, each stabilized payment will equal the initial payment. On each annuitization anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that year. The stabilized payment on each annuitization anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. If the supportable payment at any payment date during a year is greater than the stabilized payment for that year, the excess will be used to purchase additional annuity units. Conversely, if the supportable payment at any payment date during a year is less than the stabilized payment for that year, there will be a reduction in the number of annuity units credited to the policy to fund the deficiency. In the case of a reduction, you will not participate as fully in the future investment performance of the subaccounts you selected since fewer annuity units are credited to your policy. Purchases and reductions will be allocated to each subaccount on a proportionate basis.

Rider Fee.    A rider fee, 0.45% of the minimum annuitization value on the policy anniversary, is charged annually prior to annuitization. We will also charge this fee if you take a complete surrender. The rider fee is deducted from each variable investment choice in proportion to the amount of policy value in each subaccount. This fee is deducted even if the adjusted policy value exceeds the minimum annuitization value.

The rider fee on any given policy anniversary will be waived if the policy value exceeds the fee waiver threshold. The fee waiver threshold is two times the minimum annuitization value. Transamerica may, at its discretion, change the fee waiver threshold in the future, but it will never be greater than two and one-half times the minimum annuitization value.

Guaranteed Payment Fee.    A guaranteed payment fee, equal to an effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the Family Income Protector rider, in addition to the base product mortality and expense risk fee and administrative charge. The guaranteed payment fee is included on page one of the rider.

Termination.    The rider is irrevocable. You have the option not to use the benefit but you will not receive a refund of any fees you have paid. The rider will terminate upon the earliest of the following:

•	annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum annuitization value under the Family Income Protector);
•	upgrade of the minimum annuitization value (although a new rider will be issued);
•	termination of your policy; or
•	30 days after the policy anniversary after your 94th birthday.

If you terminate the Family Income Protector (except pursuant to an upgrade) you cannot re-elect the rider.

3)    FOR NEW JERSEY ONLY.

For New Jersey policies, the optional Managed Annuity Program is as described herein.

Managed Annuity Program

The optional Managed Annuity Program can be used to provide you a certain level of income in the future by guaranteeing a minimum annuitization value (discussed below). You may elect to purchase this benefit, which provides a minimum amount you will have to apply to a Managed Annuity Program payment option and which guarantees a minimum level of those payments once you begin to receive them. By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options.

You can annuitize under the Managed Annuity Program (subject to the conditions described below) at the greater of the policy value or the minimum annuitization value (subject to any applicable adjustment).

Minimum Annuitization Value.    If the Managed Annuity Program is added when you purchase the policy or in the first policy year, the minimum annuitization value on the rider date (i.e., the date the rider is added to the policy) is the total premium payments. If the Managed Annuity Program is added after the first policy year, the minimum annuitization value on the rider date is the policy value.

After the rider date, the minimum annuitization value is:

•	the minimum annuitization value on the rider date; plus
•	any additional premium payments; minus
•	an adjustment for any withdrawals made after the rider date;
•	the result of which is accumulated at the annual growth rate; minus
•	any premium taxes.

Please note that if you annuitize using the Managed Annuity Program on any date other than a rider anniversary, there may be a downward adjustment to your minimum annuitization value. See “Minimum Annuitization Value Adjustment” below.

The annual growth rate is 5% per year. Withdrawals may reduce the minimum annuitization value on a basis greater than dollar-for-dollar. In addition to the immediate reduction in the minimum annuitization value due to the withdrawal, the same withdrawal, if taken in the rider year that you annuitize using the Managed Annuity Program, may also result in a negative minimum annuitization value adjustment. See “Minimum Annuitization Value Adjustment” below.

The minimum annuitization value may only be used to annuitize using the Managed Annuity Program payment options and may not be used with any of the other annuity payment options listed in the prospectus. The Managed Annuity Program payment options are:

•	Life Income—An election may be made for “No Period Certain” or “10 Years Certain”. In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.
•	Joint and Full Survivor—An election may be made for “No Period Certain” or “10 Years Certain”. Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

NOTE CAREFULLY:

IF:

•	You choose Life Income with No Period Certain or Joint and Full Survivor with No Period Certain; and
•	The annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	We will make only one (two, three, etc.) annuity payments.

Please note that if you annuitize using the Managed Annuity Program before the 10th rider anniversary, the payments will be calculated with an annuity factor age adjustment. See “Annuity Factor Age Adjustment” below.

Minimum Annuitization Value Adjustment.    If you annuitize under the Managed Annuity Program on any date other than a rider anniversary, the minimum annuitization value will be adjusted downward if your policy value has decreased since the last rider anniversary (or the rider date for annuitizations within the first rider year). The adjusted minimum annuitization value will equal:

•	the policy value on the date you annuitize; plus

•	the minimum annuitization value on the most recent rider anniversary (or the rider date for annuitizations within the first rider year); minus
•	the policy value on the most recent rider anniversary (or the rider date for annuitizations within the first rider year).

The minimum annuitization value will not be adjusted if:

•	you annuitize on a rider anniversary; or
•	your policy value has increased since the last rider anniversary (or the rider date for annuitizations within the first rider year).

Annuity Factor Age Adjustment.    If you annuitize using the Managed Annuity Program before the 10th rider anniversary, the first payment will be calculated with an annuity factor age adjustment which subtracts up to 10 years from your age resulting in all payments being lower than if an annuity factor age adjustment was not used. The age adjustment is as follows:

Number of Years Since the Rider Date	Age Adjustment: Number of Years Subtracted from Your Age

0-1	10
1-2	9
2-3	8
3-4	7
4-5	6
5-6	5
6-7	4
7-8	3
8-9	2
9-10	1
more than 10	0

The minimum annuitization value is used solely to calculate the Managed Annuity Program annuity payments and does not establish or guarantee a policy value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors (such as the use of a 3% assumed investment return, or “AIR,” to calculate the first annuity payment, which results in a lower dollar amount for that payment than would result from using the 5% AIR that is used with the regular annuity payments described in the prospectus), the level of lifetime income that it guarantees may be less than the level that would be provided by application of the adjusted policy value at otherwise applicable annuity factors. Therefore, the Managed Annuity Program should be regarded as a safety net. The costs of annuitizing under the Managed Annuity Program include the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts (which may include an annuity age factor adjustment). These costs should be balanced against the benefits of a minimum payout level.

In addition to the annual growth rate, other benefits and fees under the rider (the rider fee, the fee waiver threshold, guaranteed payment fee, and the annuity factor age adjustment) are also guaranteed not to change after the rider is added. However, all of these specifications may change if you elect to upgrade the minimum annuitization value.

Minimum Annuitization Value Upgrade.    You can upgrade your minimum annuitization value to the policy value at any time before your 95th birthday.

If you upgrade:

•	the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees; and
•	the new rider’s specified benefits and fees may not be as advantageous as before.

It generally will not be to your advantage to upgrade unless your policy value exceeds your minimum annuitization value at that time.

Surrenders.    Surrenders will reduce the minimum annuitization value. Each rider year, surrenders up to the limit of the total free amount (the minimum annuitization value on the last rider anniversary multiplied by the annual growth rate) reduce the minimum annuitization value on a dollar-for-dollar basis. Surrenders over this free amount will reduce the minimum annuitization value on a pro rata basis by an amount equal to the minimum annuitization value immediately prior to the excess surrender multiplied by the percentage reduction in the policy value resulting from the excess surrender. The free amount will always be a relatively small fraction of the minimum annuitization value.

Sustained partial surrenders alone, or in conjunction with negative investment performance, may reduce your policy value to below the minimum policy amount (or even to zero). In either event, your policy will be fully surrendered and you will lose all rights and benefits under your policy, including your right to annuitize your minimum annuitization value under the Managed Annuity Program.

Conditions of Exercise of the Managed Annuity Program.    You can annuitize using the Managed Annuity Program at any time before your 95th birthday. For your convenience, we will put the last date to annuitize using the Managed Annuity Program on page one of the rider.

NOTE CAREFULLY:

•	If you annuitize at any time other than a rider anniversary, there may be a negative adjustment to your minimum annuitization value. See “Minimum Annuitization Value Adjustment.”
•	If you annuitize before the 10th rider anniversary there will be an annuity factor age adjustment. See “Annuity Factor Age Adjustment.”
•	If you take a withdrawal during the rider year that you annuitize, your minimum annuitization value will be reduced to reflect the withdrawal and will likely be subject to a negative minimum annuitization value adjustment.

Guaranteed Minimum Stabilized Payments.    Annuity payments under the Managed Annuity Program are guaranteed to never be less than the initial payment. The amount of the first payment provided by the Managed Annuity Program will be determined by multiplying each $1,000 of minimum income base by the applicable annuity factor shown on Schedule I of the rider. The applicable annuity factor depends upon the annuitant’s (and joint annuitant’s, if any) sex (or without regard to gender if required by law), age, any annuity factor age adjustment, and the Managed Annuity Program payment option selected. The applicable annuity factor is also based on a guaranteed interest rate of 3% and the “1983 a Table”, using an assumed annuity commencement date of 2000 (static projection to this point) with dynamic projection using scale G from that point. Subsequent payments will be calculated using a 5% assumed investment return. Subsequent payments may fluctuate annually in accordance with the investment performance of the annuity subaccounts. However, subsequent payments are guaranteed to never be less than the initial payment.

Annuity payments under Managed Annuity Program will also be “stabilized” or held constant during each year. During the first year after annuitizing using the Managed Annuity Program, each stabilized payment will equal the initial payment. On each annuitization anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that year. The stabilized payment on each annuitization anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. If the supportable payment at any payment date during a year is greater than the stabilized payment for that year, the excess will be used to purchase additional annuity units. Conversely, if the supportable payment at any payment date during a year is less than the stabilized payment for that year, there will be a reduction in the number of annuity units credited to the policy to fund the deficiency. In the case of a reduction, you will not participate as fully in the future investment performance of the subaccounts you selected since fewer annuity units are credited to your policy. Purchases and reductions will be allocated to each subaccount on a proportionate basis.

Managed Annuity Program Fee.    A rider fee, currently 0.45% of the minimum annuitization value on the rider anniversary, is charged annually prior to annuitization. We will also charge this fee upon termination. The rider fee is deducted from each variable investment option in proportion to the amount of policy value in each subaccount.

The rider fee on any given rider anniversary will be waived if the policy value exceeds the fee waiver threshold. The fee waiver threshold currently is two times the minimum annuitization value. Transamerica may, at its discretion, change the fee waiver threshold in the future, but it will never be greater than two and one-half times the minimum annuitization value.

Guaranteed Payment Fee.    A guaranteed payment fee, currently equal to an effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the Managed Annuity Program.

Termination.    The Managed Annuity Program will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the Managed Annuity Program;
•	annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum annuitization value under the Managed Annuity Program);
•	upgrade of the minimum annuitization value (although a new rider will be issued);
•	termination of your policy; or
•	30 days after the last date to elect the benefit as shown on page 1 of the rider.

If you terminate the Managed Annuity Program (except pursuant to an upgrade) you cannot re-elect the rider.

APPENDIX D

POLICY VARIATIONS

The dates shown below are the approximate first issue dates of the various versions of the policy. These dates will vary by state in many cases. This Appendix describes certain of the more significant differences in features of the various versions of the policy. There may be additional variations. Please see your actual policy and any attachments for determining your specific coverage.

Policy Form/Endorsement	Approximate First Issue Date
AV201 101 65 189 (Policy Form)	January 1991
AE830 292 (endorsement)	May 1992
AE847 394 (endorsement)	June 1994
AE871 295 (endorsement)	May 1995
AV254 101 87 196 (Policy Form)	June 1996
AE909 496 (endorsement)	June 1996
AE890 196 (endorsement)	June 1996
AV320 101 99 197 (Policy Form)	May 1997
AE945 197 (endorsement)	May 1997
AV376 101 106 1197 (Policy Form)	May 1998
RGMI 1 798 (endorsement – family income protector)	December 1998
AV432 101 114 199 (Group Policy Form)	May 2000
AV494 101 124 100 (Individual Policy Form)	May 2000
AV620 101 137 101 (Individual Policy Form)	May 2001
RTP 1 201 (Additional Death Distribution Rider)	May 2001
VIAR IP 0100 (Initial Payment Guarantee Rider)	May 2001
RGMI 15 0301 (Managed Annuity Program)	January 2002
AV720 101 148 102	May 2002

Product Feature	AV201 101 65 189	AV201 101 65 189, AE830 292, and AE847 394	AV201 101 65 189, AE847 394, and AE871 295	AV254 101 87 196, AE909 496, and AE890 196

Excess Interest Adjustment	N/A	N/A	N/A	Yes

Guaranteed Minimum Death Benefit Option(s)

Total premiums paid, less

any partial surrenders and any surrender charges made before death, accumulated at 4% to the date we receive due proof of death or the policy value on the date we receive due proof of death, which ever is greater.

		5% Annually Compounding (Option A).	5% Annually Compounding (Option A) or Annual Step-Up (Option B). Option A is only available if owner and annuitant are both under age 75.	5% Annually Compounding (Option A) or Annual Step-Up (Option B). Option A is only available if owner and annuitant are both under age 75.

Guaranteed Period Options (available in the fixed account)	1 and 3 year guaranteed periods available.	1 and 3 year guaranteed periods available.	1 and 3 year guaranteed periods available.	1, 3, 5, and 7 year guaranteed periods available.

Minimum effective annual interest rate applicable to the fixed account	4%	4%	4%	3%

Asset Rebalancing	N/A	N/A	N/A	Yes

Death Proceeds

Greater of 1) the policy value on the date we receive due proof of death, or 2) the total premiums paid for this policy, less any partial surrenders and any surrender charges made before death, accumulated at 4% interest per annum to the date we receive due proof of death

		Greater of (a) policy value and (b) 5% Annually Compounding Death Benefit	Greatest of (a) policy value and (b) guaranteed minimum death benefit	Greatest of (a) annuity purchase value, (b) cash value, and (c) guaranteed minimum death benefit.

Distribution Financing Charge	N/A	N/A	N/A	N/A

Is Mortality & Expense Risk Fee different after the annuity commencement date?	No	No	No	No

Dollar Cost Averaging Fixed Account Option	N/A	N/A	N/A	Yes

Service Charge	$35 assessed on each policy anniversary. Not deducted from the fixed account.	$35 assessed on each policy anniversary. Not deducted from the fixed account.	Assessed only on a policy anniversary; Waived if sum of premium payments less partial surrenders is at least $50,000 on the policy anniversary. Not deducted from the fixed account.	Assessed only on a policy anniversary; Waived if sum of premium payments less partial surrenders is at least $50,000 on the policy anniversary. Not deducted from the fixed account.

Nursing Care and Terminal Condition Withdrawal Option	N/A	Yes	Yes	Yes

Unemployment Waiver	N/A	N/A	N/A	N/A

Family Income Protector	N/A	N/A	N/A	N/A

Additional Death Distribution	N/A	N/A	N/A	N/A

Initial Payment Guarantee	N/A	N/A	N/A	N/A

Managed Annuity Program	N/A	N/A	N/A	N/A

Product Feature	AV320 101 99 197 and AE945 197	AV376 101 106 1197 and AE 945 197	AV432 101 114 199, AV494 101 124 100 and RGMI 1 798	AV620 101 137 101, RTP 1 201, VIAR IP 0100, RGMI 15 0301 and RGMI 1 798

Excess Interest Adjustment	Yes	Yes	Yes	Yes

Guaranteed Minimum Death Benefit Option(s)

5% Annually Compounding (Option A), Annual Step-Up (Option B), or Return of Premium (Option C). Option A is only available if owner and annuitant are both under age 75. Option B is only available if owner and annuitant are under age 81.

5% Annually Compounding (Option A), Double Enhanced (Option B), or Return of Premium (Option C). Option A is only available if owner and annuitant are both under Age 75. Option B is only available if owner and annuitant are both under age 81.

5% Annually Compounding (Option A), Greater of 5% Annually Compounding through age 80 or Annual Step-Up through age 80 (Option B), Return of Premium (Option C), and Monthly Step-Up through age 80 (Option D). Option A is only available if owner and annuitant are both under age 75. Option B and D are only available if owner and annuitant are both under age 81.

Greater of 6% Annually Compounding through age 80 Death Benefit or Monthly Step-Up through age 80 Death Benefit (available if owner and annuitant are age 80 or younger) and the Return of Premium Death Benefit (available if owner and annuitant are age 90 or younger).

Guaranteed Period Options (available in the fixed account)	1, 3, 5 and 7 year guaranteed periods available.	1, 3, 5, and 7 year guaranteed periods available.	1, 3, 5, and 7 year guaranteed periods available.	1, 3, 5, and 7 year guaranteed periods available.

Minimum effective annual interest rate applicable to the fixed account	3%	3%	3%	3%

Asset Rebalancing	Yes	Yes	Yes	Yes

Death Proceeds	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.

Distribution Financing Charge	Applicable	Applicable	N/A	N/A

Is Mortality & Expense Risk Fee different after the annuity commencement date?	No	Yes (1.10%, plus administrative charge, regardless of death benefit chosen prior to the annuity commencement date)	Yes (1.25%, plus administrative charge, regardless of death benefit chosen prior to the annuity commencement date.)	Yes (1.10%, plus administrative charge, regardless of the death benefit chosen prior to the annuity commencement date.)

Dollar Cost Averaging Fixed Account Option	Yes	Yes	Yes	Yes

Service Charge

Assessed either on a policy anniversary or on surrender; Waived if sum of premium payments less partial surrenders or the policy value is at least $50,000 on the policy anniversary or at the time of surrender. The service charge is deducted pro-rata from the investment options.

Assessed either on a policy anniversary or on surrender; Waived if sum of premium payments less partial surrenders or the policy value is at least $50,000 on the policy anniversary or at the time of surrender. The service charge is deducted pro-rata from the investment options.

Assessed either on a policy anniversary or on surrender; Waived if sum of premium payments less partial surrenders or the policy value is at least $50,000 on The policy anniversary or at the time of surrender. The service charge is deducted pro-rata from the investment options.

Assessed either on a policy anniversary or on surrender; Waived if sum of premium payments less partial surrenders or the policy value is at least $50,000 on The policy anniversary or at the time of surrender. The service charge is deducted pro-rata from the investment options.

Nursing Care and Terminal Condition Withdrawal Option	Yes	Yes	Yes	Yes

Unemployment Waiver	N/A	N/A	Yes	Yes

Family Income Protector	N/A	N/A	Yes	Yes

Additional Death Distribution	N/A	N/A	N/A	Yes

Initial Payment Guarantee	N/A	N/A	N/A	Yes

Managed Annuity Program	N/A	N/A	N/A	N/A

Product Feature	AV720 101 148 102, RTP 1 201, VIAR IP 0100, RGMI 15 0301 and RGMI 1 798

Excess Interest Adjustment	Yes

Guaranteed Minimum Death Benefit Option(s)

Double Enhanced Death Benefit—greater of (1) 6% Annually Compounding through age 80 or (2) monthly step-up through age 80 (available if owner and annuitant are age 80 or younger); and the Return of Premium Death Benefit (available if owner and annuitant are age 90 or younger).

Guaranteed Period Options (available in the fixed account)	1, 3, 5, and 7 year guaranteed periods available.

Minimum effective annual interest rate applicable to the fixed account	2%

Asset Rebalancing	Yes

Death Proceeds	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.

Distribution Financing Charge	N/A

Is Mortality & Expense Risk Fee different after the annuity commencement date?	Yes (1.10%, plus administrative charge, regardless of the death benefit chosen prior to the annuity commencement date.)

Dollar Cost Averaging Fixed Account Option	Yes

Service Charge

Annual service charge of $35 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.

Nursing Care and Terminal Condition Withdrawal Option	Yes

Unemployment Waiver	Yes

Family Income Protector	Yes

Additional Death Distribution	Yes

Initial Payment Guarantee	Yes

Managed Annuity Program	Yes

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2003

to the

Prospectus dated May 1, 2003

For certain policies, the information provided in this supplement hereby amends and/or replaces the corresponding information contained in the prospectus. Please contact your financial representative to determine if this supplement applies to your policy.

The following hereby amends, and to the extent inconsistent replaces, the corresponding SUMMARY sections of the prospectus:

5.    EXPENSES

We deduct daily mortality and expense risk fees and administrative charges of 1.30% per year from the assets in each subaccount for the Return of Premium Death Benefit. An 0.25% fee will be charged if you elect the Double Enhanced Death Benefit.

8.    DEATH BENEFIT

When you purchase the policy, you generally may choose one of the following guaranteed minimum death benefits:

•	Return of Premium; or
•	Double Enhanced.

The following hereby amends, and to the extent inconsistent replaces, the FEE TABLE in the prospectus:

Separate Account Annual Expenses (as a percentage of average account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee	1.15%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.30%
Optional Separate Account Expenses:
Double Enhanced Death Benefit(1)	0.25%

(1)	The fee for the Double Enhanced Death Benefit is in addition to the mortality and expense risk fee (1.15%).

This Prospectus Supplement must be accompanied

by the Prospectus for the

Transamerica Landmark Variable Annuity dated May 1, 2003

The following hereby amends, and to the extent inconsistent replaces, the corresponding sections of the prospectus:

5.    EXPENSES

Mortality and Expense Risk Fee

During the accumulation phase for the Return of Premium Death Benefit the daily mortality and expense risk fee is at an annual rate of 1.15%; for the Double Enhanced Death Benefit, the mortality and expense risk fee is 0.25% higher at an annual rate of 1.40%. During the income phase, the mortality and expense risk fee is at an annual rate of 1.10%.

8.    DEATH BENEFIT

Guaranteed Minimum Death Benefit

On the policy application, you generally may choose one of the guaranteed minimum death benefit options listed below (age limitations may apply).

After the policy is issued, you cannot make an election and the death benefit cannot be changed.

A.    Double Enhanced Death Benefit

The death benefit under this option is the greater of 1 or 2 below:

1.	The 6% Annually Compounding through age 80 Death Benefit is:
•	the total premium payments; less
•	any adjusted partial surrenders; plus
•	interest at an effective annual rate of 6% from the premium payment date or surrender date to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday.

2.	The Monthly Step-Up through age 80 Death Benefit is equal to:
•	the largest policy value on the policy date or on any monthly anniversary prior to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday; plus
•	any premium payments subsequent to the date of any monthly anniversary with the largest policy value; minus
•	any adjusted partial surrenders subsequent to the date of the monthly anniversary with the largest policy value.

This benefit is not available if the owner or annuitant is age 81 or older on the policy date. There is an extra charge for this death benefit (an extra 0.25% annually).

B.    Return of Premium Death Benefit

The Return of Premium Death Benefit is:

•	total premium payments; less
•	any adjusted partial surrenders as of the date of death.

The Return of Premium Death Benefit will be in effect if you do not choose the other death benefit option on the policy application. The charges are lower for this option than for the other.

2

10.    ADDITIONAL FEATURES

Additional Death Distribution

Additional Death Distribution Amount.

Rider earnings equal:

•	the policy death benefit; minus
•	policy value on the rider date; minus
•	premium payments after the rider date; plus
•	surrenders after the rider date that exceed the rider earnings on the date of the surrender.

The Additional Death Distribution may vary for certain policies and may not be available for all policies.

3

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2003

To The

Prospectus Dated May 1, 2003

An optional “Liquidity Rider” is available for the Transamerica Landmark Variable Annuity. You can elect this rider which reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase your policy. There is an extra charge for this rider. The rights and benefits under the Liquidity Rider are summarized below. A copy of the rider is available upon request from Transamerica Life Insurance Company.

All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.

The Liquidity Rider may not be available in all states at the date of this supplement. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the Liquidity Rider in your state.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Fee Table and Examples in the prospectus.

Optional Separate Account Expenses:

Liquidity Riders(1)	0.50%

Example	1 Year	3 Years	5 Years	10 Years

If the policy is surrendered at the end of the applicable time period	$1727	$3289	$4201	$7451

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy	$927	$2659	$4201	$7451

(1)	The fee for the Liquidity Rider is in addition to the mortality and expense risk fee (1.15%). This fee is only charged for the first four policy years.

Liquidity Rider

The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.

1

Surrender Schedule.    The following schedule shows the surrender charges that apply if the Liquidity Rider is elected:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)

0-1 1-2 2-3 3-4 more than 5	8% 8% 7% 6% 0%

Rider Fee.    A rider fee equal to an effective annual rate of 0.50% of the daily net asset value in the separate account is deducted in calculating the accumulation unit values. The rider fee is only charged for the first four policy years. Please note we may credit interest in the fixed account at a lower rate if you select this rider.

Accumulation Unit Values.    After the end of the fourth policy year, the 0.50% rider fee will no longer be assessed. We intend to administer the removal of the 0.50% charge by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested at the end of the fourth policy year. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.

Termination.    The rider is irrevocable.

The Liquidity Rider may vary for certain policies and may not be available for all policies.

2

The following information hereby amends, and to the extent inconsistent replaces, the Appendix B contained in the prospectus.

APPENDIX B

HISTORICAL PERFORMANCE DATA

Standardized Performance Data

TABLE 1—A

Standard Average Annual Total Returns

(Assuming A Surrender Charge, Additional Death Distribution Rider and Liquidity Rider)

Double Enhanced Death Benefit

(Total Separate Account Annual Expenses: 2.55%)

Subaccount	1 Year Ended 12/31/02	5 Year Ended 12/31/02	10 Year or Inception	Subaccount Inception Date

Asset Allocation—Conservative Portfolio— Service Class(1)				May 1, 2002
Asset Allocation—Growth Portfolio—Service Class(1)				May 1, 2002
Asset Allocation—Moderate Portfolio—Service Class(1)				May 1, 2002
Asset Allocation—Moderate Growth Portfolio— Service Class(1)				May 1, 2002
Alger Aggressive Growth—Service Class				May 1, 2000
American Century Income & Growth—Service Class				May 1, 2001
American Century International—Service Class(2)				May 1, 2001
BlackRock Global Science & Technology Opportunities—Service Class(1)				May 1, 2002
BlackRock Mid Cap Growth—Service Class				May 1, 2002
Capital Guardian Global—Service Class				February 2, 1998
Capital Guardian U.S. Equity—Service Class(3)				October 9, 2000
Capital Guardian Value—Service Class				May 27, 1993
Clarion Real Estate Securities—Service Class				May 1, 2002
Great Companies—AmericaSM—Service Class				May 1, 2001
Great Companies—Global[2]—Service Class				October 9, 2000
Great Companies—TechnologySM—Service Class				May 1, 2001
Janus Balanced (A/T)—Service Class				May 1, 2002
Janus Growth (A/T)—Service Class(4)				July 1, 1992
Jennison Growth—Service Class				November 18, 1996
J.P. Morgan Enhanced Index—Service Class				May 1, 1997
MFS High Yield—Service Class				June 1, 1998
PBHG Mid Cap Growth—Service Class				May 1, 2000
PBHG/NWQ Value Select—Service Class				May 1, 2000
PIMCO Total Return—Service Class				May 1, 2002
Salomon All Cap—Service Class				May 1, 2000
Transamerica Convertible Securities—Service Class				May 1, 2002
Transamerica Equity—Service Class				May 1, 2000
Transamerica Growth Opportunities—Service Class				May 1, 2001
Transamerica U.S. Government Securities— Service Class				May 13, 1994
T. Rowe Price Equity Income—Service Class				January 3, 1995
T. Rowe Price Growth Stock—Service Class				January 3, 1995

3

TABLE 1—A (continued)

Standard Average Annual Total Returns

(Assuming A Surrender Charge, Additional Death Distribution Rider and Liquidity Rider)

Double Enhanced Death Benefit

(Total Separate Account Annual Expenses: 2.55%)

Subaccount	1 Year Ended 12/31/02	5 Year Ended 12/31/02	10 Year or Inception	Subaccount Inception Date

T. Rowe Price Small Cap—Service Class				May 1, 2000
Van Kampen Active International Allocation— Service Class				April 8, 1991
Van Kampen Asset Allocation—Service Class				April 8, 1991
Van Kampen Emerging Growth—Service Class				May 1, 2001
AIM V.I. Basic Value Fund—Series II				May 1, 2002
AIM V.I. Capital Appreciation Fund—Series II				May 1, 2002
Alliance Growth & Income Portfolio—Class B				May 1, 2001
Alliance Premier Growth Portfolio—Class B				May 1, 2001
Janus Aspen—Mid Cap Growth Portfolio— Service Shares(5)				October 9, 2000
Janus Aspen—Worldwide Growth Portfolio— Service Shares				October 9, 2000
MFS New Discovery Series—Service Class				May 1, 2002
MFS Total Return Series—Service Class				May 1, 2002
Fidelity—VIP Contrafund® Portfolio—Service Class 2				May 1, 2000
Fidelity—VIP Equity-Income Portfolio—Service Class 2				May 1, 2000
Fidelity—VIP Growth Portfolio—Service Class 2				May 1, 2001
Fidelity—VIP Mid Cap Portfolio—Service Class 2				May 1, 2000
Fidelity—VIP Value Strategies Portfolio—Service Class 2				May 1, 2002

(1)	Effective May 1, 2003, Conservative Asset Allocation changed its name to Asset Allocation—Conservative Portfolio; Aggressive Asset Allocation changed its name to Asset Allocation—Growth Portfolio; Moderate Asset Allocation changed its name to Asset Allocation—Moderate Portfolio; Moderately Aggressive Asset Allocation changed its name to Asset Allocation—Moderate Growth Portfolio, and BlackRock Global Science & Technology changed its name to BlackRock Global Science & Technology Opportunities.
(2)	As of May 1, 2003, Gabelli Global Growth was merged into American Century International.
(3)	Effective October 9, 2000, shares of each series of the target account were liquidated and the proceeds were used to purchase shares of the Capital Guardian U.S. Equity Portfolio. This was a fundamental change in the structure of the target account from an actively managed account to a passive unit investment trust. In addition, Capital Guardian U.S. Equity has a different subadviser and fundamentally different investment policies. Therefore, no performance history is given for periods prior to October 9, 2000 because such history is not relevant or applicable to the Capital Guardian U.S. Equity Subaccount.
(4)	As of May 1, 2003, Janus Growth II was merged into Janus Growth.
(5)	Formerly known as Janus Aspen—Aggressive Growth Portfolio.

4

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2003

To The

Prospectus Dated May 1, 2003

An optional “Liquidity Rider” is available for the Transamerica Landmark Variable Annuity. You can elect this rider which reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase your policy. There is an extra charge for this rider. The rights and benefits under the Liquidity Rider are summarized below. A copy of the rider is available upon request from Transamerica Life Insurance Company.

The following investment choices are hereby added to your policy:

MERRILL LYNCH VARIABLE SERIES FUNDS, INC.

Managed by Merrill Lynch Investment Managers, L.P.

Merrill Lynch Basic Value V.I. Fund

Merrill Lynch High Current Income V.I. Fund

Merrill Lynch Developing Capital Markets V.I. Fund

All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.

The Liquidity Rider may not be available in all states at the date of this supplement. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the Liquidity Rider in your state.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Fee Table and Expense Examples in the prospectus.

Optional Separate Account Expenses:

Liquidity Rider(1)	0.50%

Example	1 Year	3 Years	5 Years	10 Years

If the policy is surrendered at the end of the applicable time period.	$1727	$3289	$4201	$7451

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy.	$927	$2659	$4201	$7451

(1)	The fee for the Liquidity Rider (0.50%) is in addition to the mortality and expense risk fee (1.15%). This fee is only charged for the first four policy years.

Liquidity Rider

The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.

Surrender Schedule.    The following schedule shows the surrender charges that apply if the Liquidity Rider is elected:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)

0–1 1–2 2–3 3–4 more than 5	8% 8% 7% 6% 0%

Rider Fee.    A rider fee equal to an effective annual rate of 0.50% of the daily net asset value in the account is deducted in calculating the accumulation unit values. The rider fee is only charged for the first four policy years. Please note we may credit interest in the fixed account at a lower rate if you select this rider.

Accumulation Unit Values.    After the end of the fourth policy year, the 0.50% rider fee will no longer be assessed. We intend to administer the removal of the 0.50% charge by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested at the end of the fourth policy year. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.

Termination.    The rider is irrevocable.

The Liquidity Rider may vary for certain policies and may not be available for all policies.

2

The following hereby amends, and to the extent inconsistent replaces, the corresponding Appendix A contained in the prospectus.

APPENDIX A

CONDENSED FINANCIAL INFORMATION

(For policies purchased on or after May 1, 2003)

The Total Separate Account Annual Expense of 1.80% was not offered as of December 31, 2002, therefore condensed financial data is not available that reflects that Total Separate Account Annual Expense; however previous Total Separate Account Expense of 1.50% and 1.30% have been offered and are included in this section.

CONDENSED FINANCIAL INFORMATION

(For policies purchased prior to May 1, 2003)

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

Total Separate Account Annual Expenses: 1.55%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

Merrill Lynch Basic Value V.I. Fund ML(1)
2002	$1.529922	$1.238870	24,693,218.727
2001	$1.490353	$1.529922	21,731,118
2000	$1.343442	$1.490353	16,662,325
1999	$1.128892	$1.343442	10,438,672
1998	$1.045149	$1.128892	1,297,001
1997	$1.000000	$1.045149	1,158,912

Merrill Lynch High Current Income V.I. Fund ML(1)
2002	$0.967404	$0.938684	7,447,044.594
2001	$0.944562	$0.967404	7,172,876
2000	$1.032293	$0.944562	6,658,698
1999	$0.991602	$1.032293	6,868,041
1998	$1.036753	$0.991602	1,798,461
1997	$1.000000	$1.036753	1,515,275

Merrill Lynch Developing Capital Markets V.I. Fund ML(1)
2002	$0.617096	$0.545416	2,748,523.391
2001	$0.617641	$0.617096	3,033,872
2000	$0.879578	$0.617641	3,224,333
1999	$0.540808	$0.879578	1,905,289
1998	$0.776036	$0.540808	265,187
1997	$1.000000	$0.776036	731,215

Asset Allocation—Conservative Portfolio ML(8)ab
2002	$1.000000	$0.896108	6,071,546.046

Asset Allocation—Growth Portfolio ML(8)ab
2002	$1.000000	$0.804600	5,752,867.365

3

Total Separate Account Annual Expenses: 1.55%

(continued)

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

Asset Allocation—Moderate Portfolio ML(8)ab
2002	$1.000000	$0.867636	21,499,993.690

Asset Allocation—Moderate Growth Portfolio ML(8)ab
2002	$1.000000	$0.839081	15,466,859.953

Alger Aggressive Growth ML(5)a
2002	$0.573708	$0.370627	8,507,691.027
2001	$0.697419	$0.573708	6,849,909
2000	$1.000000	$0.697419	3,674,710

American Century Income & Growth ML(7)a
2002	$0.938285	$0.744847	1,482,431.733
2001	$1.000000	$0.938285	208,994

American Century International ML(7)ac
2002	$0.832379	$0.639197	2,029,067.432
2001	$1.000000	$0.832379	247,487

BlackRock Global Science & Technology Opportunities ML(8)ab
2002	$1.000000	$0.715409	120,412.425

BlackRock Mid Cap Growth ML(8)a
2002	$1.000000	$0.757342	586,044.195

Capital Guardian Global ML(2)a
2002	$1.125133	$0.891692	7,287,565.611
2001	$1.274775	$1.125133	5,780,013
2000	$1.530432	$1.274775	7,037,105
1999	$1.052609	$1.530432	3,024,269
1998	$1.000000	$1.052609	282,425

Capital Guardian U.S. Equity ML(4)ad
2002	$0.841423	$0.631386	13,153,319.397
2001	$0.884476	$0.841423	9,543,491
2000	$0.962537	$0.884476	8,162,728
1999	$1.121334	$0.962537	1,693,186
1998	$1.000000	$1.121334	662,269

Capital Guardian Value ML(1)a
2002	$2.301129	$1.796955	7,770,625.647
2001	$2.191524	$2.301129	6,117,280
2000	$2.107887	$2.191524	4,297,703
1999	$2.212928	$2.107887	4,454,289
1998	$2.084599	$2.212928	504,438
1997	$1.951455	$2.084599	695,792

Clarion Real Estate Securities ML(8)a
2002	$1.000000	$0.929213	1,347,082.981

4

Total Separate Account Annual Expenses: 1.55%

(continued)

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

Dreyfus Small Cap Value ML(1)a
2002	$3,147,887	$1.876467	11,774,585.782
2001	$2.482358	$3,147,887	12,668,500
2000	$2.270485	$2.482358	11,114,250
1999	$1.785929	$2.270485	6,466,465
1998	$1.849865	$1.785929	767,225
1997	$1.763002	$1.849865	1,303,711

Gabelli Global Growth ML(6)ac
2002	$0.830048	$0.684125	2,656,338.290
2001	$0.937848	$0.830048	1,835,932
2000	$1.000000	$0.937848	594,250

Great Companies—AmericaSM ML(7)a
2002	$0.982103	$0.767017	1,109,732.781
2001	$1.000000	$0.982103	43,719

Great Companies—Global[2] ML(6)a
2002	$0.777811	$0.601160	601,213.507
2001	$0.949871	$0.777811	362,837
2000	$1.000000	$0.949871	41,449

Great Companies—TechnologySM ML(7)a
2002	$0.773226	$0.471165	560,109.738
2001	$1.000000	$0.773226	119,793

Janus Balanced ML (A/T)(8)a
2002	$1.000000	$0.939281	363,313.420

Janus Global ML (A/T)(7)a
2002	$0.590582	$0.430212	3,607,099.499
2001	$0.777402	$0.590582	4,858,754
2000	$1.000000	$0.777402	5,232,909

Janus Growth ML (A/T)(1)ae
2002	$24.337456	$16.619804	1,733,685.918
2001	$34.675805	$24.337456	2,077,975
2000	$49.870147	$34.675805	2,262,590
1999	$31.898334	$49.870147	1,363,437
1998	$19.650673	$31.898334	90,918
1997	$19.367467	$19.650673	134,839

Jennison Growth ML(1)a
2002	$0.862941	$0.588518	4,580,619.831
2001	$1.075994	$0.862941	4,714,116
2000	$1.235669	$1.075944	4,751,270
1999	$1.200101	$1.235669	4,272,750
1998	$1.156145	$1.200101	602,380
1997	$1.103566	$1.156145	823,036

5

Total Separate Account Annual Expenses: 1.55%

(continued)

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

J.P. Morgan Enhanced Index ML(1)a
2002	$1.392606	$1.034093	20,700,578.595
2001	$1.606831	$1.392606	21,332,083
2000	$1.831774	$1.606831	20,897,589
1999	$1.577775	$1.831774	15,093,778
1998	$1.216754	$1.577775	972,108.717
1997	$1.140312	$1.216754	842,854.350

Marsico Growth ML(5)af
2002	$0.774069	$0.564189	2,631,351.198
2001	$0.915132	$0.774069	3,296,247
2000	$1.000000	$0.915132	765,188

MFS High Yield ML(3)a
2002	$0.954934	$0.959844	6,993,926.637
2001	$0.934479	$0.954934	5,519,310
2000	$1.000739	$0.934479	3,696,972
1999	$0.961203	$1.000739	2,298,662
1998	$1.000000	$0.961203	121,412

PBHG Mid Cap Growth ML(5)a
2002	$0.498392	$0.351418	9,340,024.607
2001	$0.789965	$0.498392	8,365,657
2000	$1.000000	$0.789965	4,370,208

PBHG/NWQ Value Select ML(5)a
2002	$1.044981	$0.882787	3,739,322.471
2001	$1.080814	$1.044981	1,908,615
2000	$1.000000	$1.080814	287,585

PIMCO Total Return ML(8)a
2002	$1.000000	$1.051137	10,488,619.479

Salomon All Cap ML(5)a
2002	$1.036993	$0.768775	11,401,615.203
2001	$1.031639	$1.036993	7,918,126
2000	$1.000000	$1.031639	2,112,476

Transamerica Convertible Securities ML(8)a
2002	$1.000000	$0.922464	629,946.763

Transamerica Equity ML(5)a
2002	$0.673200	$0.515473	11,778,526.276
2001	$0.830010	$0.673200	9,126,000
2000	$1.000000	$0.830010	2,474,715

Transamerica Growth Opportunities ML(7)a
2002	$1.106551	$0.933700	1,189,109.883
2001	$1.000000	$1.106551	38,588

6

Total Separate Account Annual Expenses: 1.55%

(continued)

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

Transamerica Money Market ML(1)ag
2002	$1.359563	$1.355816	13,073,005.646
2001	$1.331509	$1.359563	9,864,220
2000	$1.275932	$1.331509	5,009,561
1999	$1.239556	$1.275932	4,284,434
1998	$1.195541	$1.239556	358,757
1997	$1.174747	$1.195541	237,144

Transamerica U.S. Government Securities ML(1)a
2002	$1.407016	$1.466107	13,824,113.473
2001	$1.359649	$1.407016	9,517,845
2000	$1.253314	$1.359649	5,730,704
1999	$1.286733	$1.253314	4,528,567
1998	$1.214143	$1.286733	1,216,510
1997	$1.156486	$1.214143	250,859

T. Rowe Price Dividend Growth ML(5)ah
2002	$1.014149	$0.810733	1,135,259.871
2001	$1.074760	$1.014149	1,309,921
2000	$1.000000	$1.074760	413,526

T. Rowe Price Equity Income ML(1)ah
2002	$2.336621	$2.006092	13,413,992.016
2001	$2.322653	$2.336621	12,346,949
2000	$2.099984	$2.322653	10,421,648
1999	$2.065623	$2.099984	8,897,631
1998	$1.923605	$2.065623	1,136,105
1997	$1.757991	$1.923605	1,205,031

T. Rowe Price Growth Stock ML(1)a
2002	$2.701963	$2.053645	11,073,906.472
2001	$3.050487	$2.701963	11,054,137
2000	$3.113428	$3.050487	10,933,823
1999	$2.593121	$3.113428	7,893,482
1998	$2.041994	$2.593121	648,310
1997	$1.905196	$2.041994	863,752

T. Rowe Price Small Cap ML(5)a
2002	$0.759675	$0.543474	10,240,466.899
2001	$0.854538	$0.759675	5,493,365
2000	$1.000000	$0.854538	2,894,614

7

Total Separate Account Annual Expenses: 1.55%

(continued)

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

Van Kampen Active International Allocation ML(1)a
2002	$1.217389	$0.995330	10,413,010.893
2001	$1.604835	$1.217389	11,336,048
2000	$1.993671	$1.604835	10,843,974
1999	$1.533035	$1.993671	5,444,717
1998	$1.345562	$1.533035	716,582
1997	$1.490376	$1.345562	1,418,82

Van Kampen Asset Allocation ML(1)a
2002	$2.669772	$2.198351	8,308,427.688
2001	$2.917408	$2.669772	9,181,060
2000	$3.149277	$2.917408	7,634,722
1999	$2.535888	$3.149277	5,298,099
1998	$2.170350	$2.535888	581,571
1997	$2.073492	$2.170350	560,006

Van Kampen Emerging Growth ML(7)a
2002	$0.805310	$0.530826	4,463,905.921
2001	$1.000000	$0.805310	687,954

AIM V.I. Basic Value Fund ML(8)
2002	$1.000000	$0.757548	1,870,371.583

AIM V.I. Capital Appreciation Fund ML(8)
2002	$1.000000	$0.792764	416,751.682

AllianceBernstein Growth & Income Portfolio ML(7)i
2002	$0.925071	$0.708109	4,511,558.686
2001	$1.000000	$0.925071	1,547,290

AllianceBernstein Premier Growth Portfolio ML(7)j
2002	$0.854462	$0.581903	3,041,287.375
2001	$1.000000	$0.854462	788,107

Janus Aspen—Mid Cap Growth Portfolio ML(6)k
2002	$0.439076	$0.310792	3,784,887.866
2001	$0.738193	$0.439076	2,674,931
2000	$1.000000	$0.738193	104,844

Janus Aspen—Mid Cap Value Portfolio ML(6)l
2002	$0.900877	$0.679339	1,262,051.972
2001	$0.998590	$0.900877	1,850,064
2000	$1.000000	$0.998590	213,764

8

Total Separate Account Annual Expenses: 1.55%

(continued)

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

Janus Aspen—Worldwide Growth Portfolio ML(6)
2002	$0.676228	$0.494711	6,124,643.231
2001	$0.887518	$0.676228	3,551,635
2000	$1.000000	$0.887518	828,954

MFS New Discovery Series ML(8)
2002	$1.000000	$0.746621	835,941.655

MFS Total Return Series ML(8)
2002	$1.000000	$0.917149	1,921,221.751

Fidelity—VIP Contrafund® Portfolio ML(5)
2002	$0.794319	$0.707070	11,183,883.877
2001	$0.921627	$0.794319	6,637,033
2000	$1.000000	$0.921627	4,510,157

Fidelity—VIP Equity-Income Portfolio ML(5)
2002	$1.010868	$0.824682	6,616,423.073
2001	$1.083236	$1.010868	5,081,018
2000	$1.000000	$1.083236	909,008

Fidelity—VIP Growth Portfolio ML(7)
2002	$0.867001	$0.595094	2,431,170.446
2001	$1.000000	$0.867001	98,546

Fidelity—VIP Growth Opportunities Portfolio ML(5)
2002	$0.712295	$0.547049	1,087,809.380
2001	$0.847487	$0.712295	1,210,081
2000	$1.000000	$0.847487	622,698

Fidelity—VIP Mid Cap Portfolio ML(5)
2002	$1.057890	$0.937298	12,269,340.975
2001	$1.113532	$1.057890	8,545,970
2000	$1.000000	$1.113532	5,747,229

Fidelity—VIP Value Strategies Portfolio ML(8)
2002	$1.000000	$0.747954	3,869,610.611

9

Total Separate Account Annual Expenses: 1.50%

(continued)

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

Merrill Lynch Basic Value V.I. Fund ML(1)
2002	$0.974232	$0.789289	21,290,852.488
2001	$1.000000	$0.974232	5,660,560

Merrill Lynch High Current Income V.I. Fund ML(1)
2002	$0.976210	$0.947694	4,966,444.282
2001	$1.000000	$0.976210	1,264,608

Merrill Lynch Developing Capital Markets V.I. Fund ML(1)
2002	$0.979662	$0.866302	274,539.448
2001	$1.000000	$0.979662	12,317

Asset Allocation—Conservative Portfolio ML(8)ab
2002	$1.000000	$0.896399	2,439,102.376

Asset Allocation—Growth Portfolio ML(8)ab
2002	$1.000000	$0.804872	917,911.627

Asset Allocation—Moderate Portfolio ML(8)ab
2002	$1.000000	$0.867926	4,162,768.106

Asset Allocation – Moderate Growth Portfolio ML(8)ab
2002	$1.000000	$0.839352	5,121,527.221

Alger Aggressive Growth ML(5)a
2002	$0.899371	$0.581289	3,012,599.383
2001	$1.000000	$0.899371	377,468

American Century Income & Growth ML(7)a
2002	$0.938589	$0.745459	3,455,257.516
2001	$1.000000	$0.938589	762,020

American Century International ML(7)ac
2002	$0.832651	$0.639710	1,640,627.045
2001	$1.000000	$0.832651	447,656

BlackRock Global Science & Technology Opportunities ML(8)ab
2002	$1.000000	$0.715648	43,991.271

BlackRock Mid Cap Growth ML(8)a
2002	$1.000000	$0.757595	67,069.390

Capital Guardian Global ML(2)a
2002	$0.873737	$0.692795	2,721,197.863
2001	$1.000000	$0.873737	671,710

Capital Guardian U.S. Equity ML(4)ad
2002	$0.943517	$0.708345	8,023,043.680
2001	$1.000000	$0.943517	1,437,265

10

Total Separate Account Annual Expenses: 1.50%

(continued)

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

Capital Guardian Value ML(1)a
2002	$1.021548	$0.798116	11,125,076.103
2001	$1.000000	$1.021548	2,162,902

Clarion Real Estate Securities ML(8)a
2002	$1.000000	$0.929516	163,850.140

Dreyfus Small Value ML(1)a
2002	$0.977283	$0.582857	20,103,499.262
2001	$1.000000	$0.977283	4,696,652

Gabelli Global Growth ML(6)ac
2002	$0.890926	$0.734658	1,513,334.750
2001	$1.000000	$0.890926	436,823

Great Companies—AmericaSM ML(7)a
2002	$0.982426	$0.767645	1,472,638.333
2001	$1.000000	$0.982426	212,243

Great Companies—Global[2] ML(6)a
2002	$0.920387	$0.711719	409,997.822
2001	$1.000000	$0.920387	128,657

Great Companies—TechnologySM ML(7)a
2002	$0.773485	$0.471553	1,045,932.260
2001	$1.000000	$0.773485	755,978

Janus Balanced ML (A/T)(8)a
2002	$1.000000	$0.939595	45,146.636

Janus Growth ML (A/T)(1)ae
2002	$0.783225	$0.535125	2,908,448.523
2001	$1.000000	$0.783225	1,204,143

Jennison Growth ML(1)a
2002	$0.871639	$0.594744	585,718.458
2001	$1.000000	$0.871639	219,450

J.P. Morgan Enhanced Index ML(1)a
2002	$0.897581	$0.666840	5,570,474.418
2001	$1.000000	$0.897581	1,417,532

Marsico Growth ML(5)af
2002	$0.882806	$0.643764	2,077,966.045
2001	$1.000000	$0.882806	622,346

MFS High Yield ML(3)a
2002	$0.978934	$0.984455	3,021,461.988
2001	$1.000000	$0.978934	831,748

PBHG Mid Cap Growth ML(5)a
2002	$0.822921	$0.580537	2,807,063.455
2001	$1.000000	$0.822921	1,191,049

11

Total Separate Account Annual Expenses: 1.50%

(continued)

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

PBHG/NWQ Value Select ML(5)a
2002	$0.943312	$0.797294	2,414,680.024
2001	$1.000000	$0.943312	610,003

PIMCO Total Return ML(8)a
2002	$1.000000	$1.051492	2,927,728.232

Salomon All Cap ML(5)a
2002	$0.944579	$0.700615	10,991,747.438
2001	$1.000000	$0.944579	2,311,489

Transamerica Convertible Securities ML(8)a
2002	$1.000000	$0.922763	91,033.327

Transamerica Equity ML(5)a
2002	$0.871170	$0.667381	6,361,338.633
2001	$1.000000	$0.871170	2,201,579

Transamerica Growth Opportunities ML(7)a
2002	$1.106909	$0.934457	1,556,375.333
2001	$1.000000	$1.106909	215,821

Transamerica Money Market ML(1)ag
2002	$1.009719	$1.007422	4,466,038.988
2001	$1.000000	$1.009719	1,567,458

Transamerica U.S. Government Securities ML(1)a
2002	$1.014928	$1.058073	13,381,067.339
2001	$1.000000	$1.014928	2,413,653

T. Rowe Price Dividend Growth ML(5)ah
2002	$0.962123	$0.769517	3,092,214.897
2001	$1.000000	$0.962123	1,071,355

T. Rowe Price Equity Income ML(1)ah
2002	$0.987303	$0.848065	13,870,322.882
2001	$1.000000	$0.987303	2,580,001

T. Rowe Price Growth Stock ML(1)a
2002	$0.933658	$0.709982	13,849,263.551
2001	$1.000000	$0.933658	2,974,809

T. Rowe Price Small Cap ML(5)a
2002	$0.954401	$0.683124	6,150,306.399
2001	$1.000000	$0.954401	1,295,567

Van Kampen Active International Allocation ML(1)a
2002	$0.828893	$0.678033	2,699,956.636
2001	$1.000000	$0.828893	1,111,468

12

Total Separate Account Annual Expenses: 1.50%

(continued)

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

Van Kampen Asset Allocation ML(1)a
2002	$0.963225	$0.793528	7,362,720.633
2001	$1.000000	$0.963225	1,555,475

Van Kampen Emerging Growth ML(7)a
2002	$0.805577	$0.531264	6,606,539.917
2001	$1.000000	$0.805577	2,315,998

AIM V.I. Basic Value Fund ML(8)
2002	$1.000000	$0.757796	336,195.755

AIM V.I. Capital Appreciation Fund ML(8)
2002	$1.000000	$0.793030	2,219.977

AllianceBernstein Growth & Income Portfolio ML(7)i
2002	$0.925362	$0.708682	12,688,258.682
2001	$1.000000	$0.925362	3,906,861

AllianceBernstein Premier Growth Portfolio ML(7)j
2002	$0.854751	$0.582390	9,625,844.710
2001	$1.000000	$0.854751	3,679,437

Janus Aspen—Mid Cap Growth Portfolio ML(6)k
2002	$0.768907	$0.544519	1,137,253.648
2001	$1.000000	$0.768907	442,221

Janus Aspen—Mid Cap Value ML(6)l
2002	$0.905322	$0.683026	687,578.182
2001	$1.000000	$0.905322	311,593

Janus Aspen—Worldwide Growth ML(6)
2002	$0.835708	$0.611673	4,900,485.942
2001	$1.000000	$0.835708	905,717

MFS New Discovery Series ML(8)
2002	$1.000000	$0.746874	212,762.865

MFS Total Return Series ML(8)
2002	$1.000000	$0.917454	127,863.986

Fidelity—VIP Contrafund® Portfolio ML(5)
2002	$0.945641	$0.842179	4,844,258.462
2001	$1.000000	$0.945641	822,650

Fidelity—VIP Equity-Income Portfolio ML(5)
2002	$0.936205	$0.764145	4,902,332.257
2001	$1.000000	$0.936205	772,920

Fidelity—VIP Growth Portfolio ML(7)
2002	$0.867285	$0.595582	2,096,198.447
2001	$1.000000	$0.867285	129,497

13

Total Separate Account Annual Expenses: 1.50%

(continued)

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

Fidelity—VIP Growth Opportunities Portfolio ML(5)
2002	$0.911864	$0.700666	687,318.356
2001	$1.000000	$0.911864	140,247

Fidelity—VIP Mid Cap Portfolio ML(5)
2002	$1.027526	$0.910846	9,218,552.466
2001	$1.000000	$1.027526	1,382,069

Fidelity—VIP Value Strategies Portfolio ML(8)
2002	$1.000000	$0.748203	671,592.326

14

Total Separate Account Annual Expenses: 1.40%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

Merrill Lynch Basic Value V.I. Fund ML(1)
2002	$1.540152	$1.249001	2,685,485.993
2001	$1.498085	$1.540152	3,145,446
2000	$1.348411	$1.498085	2,770,488
1999	$1.126397	$1.348411	2,454,557
1998	$1.045922	$1.126397	5,316,790
1997	$1.000000	$1.045922	279,869

Merrill Lynch High Current Income V.I. Fund ML(1)
2002	$0.973849	$0.946337	1,372,628.954
2001	$0.949440	$0.973849	1,592,384
2000	$1.036111	$0.949440	1,566,347
1999	$0.989413	$1.036111	1,743,155
1998	$1.037515	$0.989413	5,690,547
1997	$1.000000	$1.037515	296,792

Merrill Lynch Developing Capital Markets V.I. Fund ML(1)
2002	$0.621212	$0.549876	439,753.542
2001	$0.620833	$0.621212	425,556
2000	$0.882824	$0.620833	721,091
1999	$0.539622	$0.882824	423,799
1998	$0.776606	$0.539622	1,369,352
1997	$1.000000	$0.776606	190,773

Asset Allocation—Conservative Portfolio ML(8)ab
2002	$1.000000	$0.896994	9,634.988

Asset Allocation—Growth Portfolio ML(8)ab
2002	$1.000000	$.0805402	296,108.083

Asset Allocation—Moderate Portfolio ML(8)ab
2002	$1.000000	$0.868490	49,393.190

Asset Allocation—Moderate Growth Portfolio ML(8)ab
2002	$1.000000	$0.839908	393,043.048

Alger Aggressive Growth ML(5)a
2002	$0.575129	$0.372085	1,149,928.894
2001	$0.698100	$0.575129	1,341,404
2000	$1.000000	$0.698100	904,247

American Century Income & Growth ML(7)a
2002	$0.939214	$0.746690	49,098.075
2001	$1.000000	$0.939214	19,688

American Century International ML(7)ac
2002	$0.833205	$0.640777	105,277.157
2001	$1.000000	$0.833205	15,089

15

Total Separate Account Annual Expenses: 1.40%

(continued)

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

BlackRock Global Science & Technology Opportunities ML(8)ab
2002	$1.000000	$0.716123	99.850

BlackRock Mid Cap Growth ML(8)a
2002	$1.000000	$0.758097	99.850

Capital Guardian Global ML(2)a
2002	$1.131675	$0.898194	958,489.108
2001	$1.280261	$1.131675	964,878
2000	$1.534754	$1.280261	930,391
1999	$1.051197	$1.534754	447,744
1998	$1.000000	$1.051197	2,154,770

Capital Guardian U.S. Equity ML(4)ad
2002	$0.845807	$0.635616	1,382.071.791
2001	$0.887757	$0.845807	1,542,639
2000	$0.964682	$0.887757	1,588,618
1999	$1.122170	$0.964682	316,391
1998	$1.000000	$1.122170	175,738

Capital Guardian Value ML(1)a
2002	$2.316504	$1.811637	1,284,593.254
2001	$2.202884	$2.316504	1,318,423
2000	$2.115695	$2.202884	1,205,797
1999	$2.208027	$2.115695	961,278
1998	$2.086130	$2.208027	3,058,827
1997	$1.951455	$2.086130	185,607

Clarion Real Estate Securities ML(8)a
2002	$1.000000	$0.930127	290,951.386

Dreyfus Small Cap Value ML(1)a
2002	$3.168906	$1.891803	1,831,806.132
2001	$2.495215	$3.168906	2,320,400
2000	$2.278888	$2.495215	2,058,766
1999	$1.781970	$2.278888	1,327,061
1998	$1.851229	$1.781970	4,007,193
1997	$1.763002	$1.851229	427,723

Gabelli Global Growth ML(6)ac
2002	$0.831562	$0.686395	72,159.260
2001	$0.938154	$0.831562	269,870
2000	$1.000000	$0.938154	203,314

Great Companies—AmericanSM ML(7)a
2002	$0.983081	$0.768919	57,827.506
2001	$1.000000	$0.983081	40,576

16

Total Separate Account Annual Expenses: 1.40%

(continued)

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

Great Companies—Global[2] ML(6)a
2002	$0.779219	$0.603147	9,359.356
2001	$0.950187	$0.779219	9,361
2000	$1.000000	$0.950187	1,000

Great Companies—TechnologySM ML(7)a
2002	$0.773994	$0.472335	3,982.531
2001	$1.000000	$0.773994	12,144

Janus Balanced ML (A/T)(8)a
2002	$1.000000	$0.940213	17,569.282

Janus Global ML (A/T)(7)a
2002	$0.592046	$0.431915	566,619.864
2001	$0.778173	$0.592046	612,184
2000	$1.000000	$0.778173	616,807

Janus Growth ML (A/T)(1)ae
2002	$24.500024	$16.755634	275,507.139
2001	$34.855341	$24.500024	359,763
2000	$50.054351	$34.855341	422,048
1999	$31.827882	$50.054351	292,621
1998	$19.665157	$31.827882	468,648
1997	$19.367467	$19.665157	22,707

Jennison Growth ML(1)a
2002	$0.868714	$0.593335	872,194.727
2001	$1.081530	$0.868714	1,144,267
2000	$1.240246	$1.081530	1,128,456
1999	$1.197456	$1.240246	941,151
1998	$1.156993	$1.197456	4,355,755
1997	$1.103566	$1.156993	278,939

J.P. Morgan Enhanced Index ML(1)a
2002	$1.401905	$1.042538	2,763,540.698
2001	$1.615156	$1.401905	3,498,073
2000	$1.838549	$1.615156	3,848,389
1999	$1.574288	$1.838549	3,001,172
1998	$1.217647	$1.574288	4,212,857
1997	$1.140312	$1.217647	517,261

Marsico Growth ML(5)af
2002	$0.775980	$0.566427	173,391.851
2001	$0.916033	$0.775980	219,401
2000	$1.000000	$0.916033	227,698

MFS High Yield ML(3)a
2002	$0.960010	$0.966374	892,285.770
2001	$0.938048	$0.960010	777,202
2000	$1.003083	$0.938048	708,577
1999	$0.960378	$1.003083	625,740
1998	$1.000000	$0.960378	277,923

17

Total Separate Account Annual Expenses: 1.40%

(continued)

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

PBHG Mid Cap Growth ML(5)a
2002	$0.499618	$0.352803	691,235.140
2001	$0.790745	$0.499618	686,092
2000	$1.000000	$0.790745	716,416

PBHG/NWQ Value Select ML(5)a
2002	$1.047563	$0.886287	448,557.324
2001	$1.081878	$1.047563	321,552
2000	$1.000000	$1.081878	49,102

PIMCO Total Return ML(8)a
2002	$1.000000	$1.052178	383,157.619

Salomon All Cap ML(5)a
2002	$1.039580	$0.771838	512,988.743
2001	$1.032666	$1.039580	480,533
2000	$1.000000	$1.032666	345,974

Transamerica Convertible Securities ML(8)a
2002	$1.000000	$0.923378	7,072.662

Transamerica Equity ML(5)a
2002	$0.674851	$0.517494	527,306.871
2001	$0.830824	$0.674851	472,555
2000	$1.000000	$0.830824	271,624

Transamerica Growth Opportunities ML(7)a
2002	$1.107646	$0.936005	59,324.891
2001	$1.000000	$1.107646	22,959

Transamerica Money Market ML(1)ag
2002	$1.368631	$1.366869	1,855,417.883
2001	$1.338389	$1.368631	2,127,741
2000	$1.280646	$1.338389	1,343,317
1999	$1.236824	$1.280646	547,318
1998	$1.196418	$1.236824	1,488,032
1997	$1.174747	$1.196418	186,770

Transamerica U.S. Government Securities ML(1)a
2002	$1.414117	$1.475683	1,808,847.947
2001	$1.364481	$1.414117	1,777,913
2000	$1.255919	$1.364481	1,209,211
1999	$1.283878	$1.255919	1,667,132
1998	$1.215033	$1.283878	2,530,595
1997	$1.156486	$1.215033	142,705

T. Rowe Price Dividend Growth ML(5)ah
2002	$1.016662	$0.813944	125,852.762
2001	$1.075818	$1.016662	150,218
2000	$1.000000	$1.075818	73,189

18

Total Separate Account Annual Expenses: 1.40%

(continued)

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

T. Rowe Price Equity Income ML(1)ah
2002	$2.352249	$2.022500	2,305,320.429
2001	$2.334702	$2.352249	2,657,580
2000	$2.107761	$2.334702	2,368,905
1999	$2.061049	$2.107761	1,874,944
1998	$1.925022	$2.061049	5,183,439
1997	$1.757991	$1.925022	399,677

T. Rowe Price Growth Stock ML(1a)
2002	$2.719986	$2.070419	1,650,907.529
2001	$3.066258	$2.719986	2,082,841
2000	$3.124914	$3.066258	2,178,410
1999	$2.587405	$3.124914	1,602,289
1998	$2.043487	$2.587405	3,959,439
1997	$1.905196	$2.043487	275,874

T. Rowe Price Small Cap ML(5)a
2002	$0.761551	$0.545628	782,115.606
2001	$0.855380	$0.761551	1,016.760
2000	$1.000000	$0.855380	350,710

Van Kampen Active International Allocation ML(1)a
2002	$1.225547	$1.003493	1,518,405.885
2001	$1.613169	$1.225547	2,033,075
2000	$2.001071	$1.613169	1,859,245
1999	$1.529630	$2.001071	1,186,858
1998	$1.346560	$1.529630	3,171,012
1997	$1.490376	$1.346560	396,884

Van Kampen Asset Allocation ML(1)a
2002	$2.687589	$2.216306	1,383,970.858
2001	$2.932518	$2.687589	1,580,916
2000	$3.160924	$2.932518	1,519,535
1999	$2.530280	$3.160924	1,189,043
1998	$2.171948	$2.530280	2,567,842
1997	$2.073492	$2.171948	146,972

Van Kampen Emerging Growth ML(7)a
2002	$0.806099	$0.532132	138,342,162
2001	$1.000000	$0.806099	44,660

AIM V.I. Basic Value Fund ML(8)
2002	$1.000000	$0.758298	3,421.359

AIM V.I. Capital Appreciation Fund ML(8)
2002	$1.000000	$0.793548	99.850

AllianceBernstein Growth & Income Portfolio ML(7)i
2002	$0.925978	$0.709849	323,504.578
2001	$1.000000	$0.925978	154,396

19

Total Separate Account Annual Expenses: 1.40%

(continued)

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

AllianceBernstein Premier Growth Portfolio ML(7)j
2002	$0.855309	$0.583349	219,070.717
2001	$1.000000	$0.855309	93,895

Janus Aspen—Mid Cap Growth ML(6)k
2002	$0.401433	$0.284558	68,017.175
2001	$0.673903	$0.401433	144,765
2000	$1.000000	$0.673903	32,897

Janus Aspen—Mid Cap Value ML(6)l
2002	$0.902500	$0.681560	94,228.378
2001	$0.998916	$0.902500	386,453
2000	$1.000000	$0.998916	30,695

Janus Aspen—Worldwide Growth ML(6)
2002	$0.610114	$0.446997	261,813.956
2001	$0.799555	$0.610114	252,062
2000	$1.000000	$0.799555	102,305

MFS New Discovery Series ML(8)
2002	$1.000000	$0.747360	23,176.865

MFS Total Return Series ML(8)
2002	$1.000000	$0.918050	54,764.193

Fidelity—VIP Contrafund® Portfolio ML(5)
2002	$0.796290	$0.709863	598,150.543
2001	$0.922538	$0.796290	451,182
2000	$1.000000	$0.922538	249,903

Fidelity—VIP Equity-Income Portfolio ML(5)
2002	$1.013361	$0.827945	596,091.862
2001	$1.084290	$1.013361	391,666
2000	$1.000000	$1.084290	48,227

Fidelity—VIP Growth Portfolio ML(7)
2002	$0.867866	$0.596567	52,906.325
2001	$1.000000	$0.867866	52,299

Fidelity—VIP Growth Opportunities Portfolio ML(5)
2002	$0.714054	$0.549208	91,723.824
2001	$0.848316	$0.714054	89,854
2000	$1.000000	$0.848316	108,777

Fidelity—VIP Mid Cap Portfolio ML(5)
2002	$1.060517	$0.941019	1,322,364.598
2001	$1.114623	$1.060517	1,133,980
2000	$1.000000	$1.114623	661,304

Fidelity—VIP Value Strategies Portfolio ML(8)
2002	$1.000000	$0.748696	3,244.389

20

Total Separate Account Annual Expenses: 1.30%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

Merrill Lynch Basic Value V.I. Fund ML(1)
2002	$1.000000	$0.805505	2,171,702.064

Merrill Lynch High Current Income V.I. Fund ML(1)
2002	$1.000000	$0.951877	338,904.899

Merrill Lynch Developing Capital Markets V.I. Fund ML(1)
2002	$1.000000	$0.804321	47,143.396

Asset Allocation—Conservative Portfolio ML(8)ab
2002	$1.000000	$0.897589	876,495.345

Asset Allocation—Growth Portfolio ML(8)ab
2002	$1.000000	$0.805934	854,486.148

Asset Allocation—Moderate Portfolio ML(8)ab
2002	$1.000000	$0.869075	2,846,225.738

Asset Allocation—Moderate Growth Portfolio ML(8)ab
2002	$1.000000	$0.840459	3,357,597.700

Alger Aggressive Growth ML(5)a
2002	$1.000000	$0.719046	109,245.327

American Century Income & Growth ML(7)a
2002	$1.000000	$0.823545	137,071.187

American Century International ML(7)ac
2002	$1.000000	$0.791709	201,773.940

BlackRock Global Science & Technology Opportunities ML(8)ab
2002	$1.000000	$0.716588	22,102.833

BlackRock Mid Cap Growth ML(8)a
2002	$1.000000	$0.758594	120,019.128

Capital Guardian Global ML(2)a
2002	$1.000000	$0.808601	625,870.167

Capital Guardian U.S. Equity ML(4)ad
2002	$1.000000	$0.792055	1,226,256.128

Capital Guardian Value ML(1)a
2002	$1.000000	$0.779903	965,971.937

Clarion Real Estate Securities ML(8)a
2002	$1.000000	$0.930745	292,267.526

Dreyfus Small Cap Value ML(1)a
2002	$1.000000	$0.624786	270,032.372

21

Total Separate Account Annual Expenses: 1.30%

(continued)

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

Gabelli Global Growth ML(6)ac
2002	$1.000000	$0.853824	149,926.998

Great Companies—AmericaSM ML(7)a
2002	$1.000000	$0.844812	80,436.988

Great Companies—Global[2] ML(6)a
2002	$1.000000	$0.825826	25,480.593

Great Companies—TechnologySM ML(7)a
2002	$1.000000	$0.714332	18,332.298

Janus Balanced ML (A/T)(8)a
2002	$1.000000	$0.940839	63,625.690

Janus Growth ML (A/T)(1)ae
2002	$1.000000	$0.795832	59,105.896

Jennison Growth ML(1)a
2002	$1.000000	$0.753450	76,322.248

J.P. Morgan Enhanced Index ML(1)a
2002	$1.000000	$0.802779	248,378.848

MFS High Yield ML(3)a
2002	$0.954934	$0.989712	426,277.791

PBHG Mid Cap Growth ML(5)a
2002	$1.000000	$0.746244	124,853.563

PBHG/NWQ Value Select ML(5)
2002	$1.000000	$0.809708	236,553.168

PIMCO Total Return ML(8)a
2002	$1.000000	$1.052874	2,318,021.651

Salomon All Cap ML(5)a
2002	$1.000000	$0.768745	422,351.461

Transamerica Convertible Securities ML(8)a
2002	$1.000000	$0.923984	214,322.097

Transamerica Equity ML(5)a
2002	$1.000000	$0.842931	154,745.090

Transamerica Growth Opportunities ML(7)a
2002	$1.000000	$0.792775	162,427.490

Transamerica Money Market ML(1)ag
2000	$1.000000	$0.999405	805,365.019

Transamerica U.S. Government Securities ML(1)a
2002	$1.000000	$1.042912	1,389,505.540

T. Rowe Price Equity Income ML(1)a
2002	$1.000000	$0.841110	1,068,795.427

22

Total Separate Account Annual Expenses: 1.30%

(continued)

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

T. Rowe Price Growth Stock ML(1)a
2002	$1.000000	$0.817448	853,039.860

T. Rowe Price Small Cap ML(5)a
2002	$1.000000	$0.744004	539,694.275

Van Kampen Active International Allocation ML(1)a
2002	$1.000000	$0.824046	99,636.670

Van Kampen Asset Allocation ML(1)a
2002	$1.000000	$0.874009	214,769.043

Van Kampen Emerging Growth ML(7)a
2002	$1.000000	$0.723956	415,655.829

AIM V.I. Basic Value Fund ML(8)
2002	$1.000000	$0.758797	369,892.836

AIM V.I. Capital Appreciation Fund ML(8)
2002	$1.000000	$0.794074	74,397.449

AllianceBernstein Growth & Income ML(7)i
2002	$1.000000	$0.788553	386,716.768

AllianceBernstein Premier Growth ML(7)j
2002	$1.000000	$0.783412	337,594.326

Janus Aspen—Mid Cap Growth Portfolio ML(6)k
2002	$1.000000	$0.797389	57,340.565

Janus Aspen—Worldwide Growth Portfolio ML(6)
2002	$1.000000	$0.781122	293,214.223

MFS New Discovery Series ML(8)
2002	$1.000000	$0.747860	160,754.242

MFS Total Return Series ML(8)
2002	$1.000000	$0.918659	255,922.368

Fidelity—VIP Contrafund® Portfolio ML(5)
2002	$1.000000	$0.863856	678,634.412

Fidelity—VIP Equity-Income Portfolio ML(5)
2002	$1.000000	$0.819327	234,242.883

Fidelity—VIP Growth Portfolio ML(7)
2002	$1.000000	$0.744894	188,359.748

Fidelity—VIP Mid Cap Portfolio ML(5)
2002	$1.000000	$0.858157	1,070,873.550

Fidelity—VIP Value Strategies Portfolio ML(8)
2002	$1.000000	$0.749188	659,038.652

23

Total Separate Account Annual Expenses: 1.25%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

Merrill Lynch Basic Value V.I. Fund ML(1)
2002	$0.975841	$0.792544	4,170,511.783
2001	$1.000000	$0.975841	891,090

Merrill Lynch High Current Income V.I. Fund ML(1)
2002	$0.977820	$0.951595	1,369,869.111
2001	$1.000000	$0.977820	274,630

Merrill Lynch Developing Capital Markets V.I. Fund ML(1)
2002	$0.981284	$0.869886	39,818.213
2001	$1.000000	$0.981284	1,000

Asset Allocation—Conservative Portfolio ML(8)ab
2002	$1.000000	$0.897884	99.910

Asset Allocation—Growth Portfolio ML(8)ab
2002	$1.000000	$0.806199	230,786.046

Asset Allocation—Moderate Portfolio ML(8)ab
2002	$1.000000	$0.869359	394,905.744

Asset Allocation—Moderate Growth Portfolio ML(8)ab
2002	$1.000000	$0.840747	243,545.678

Alger Aggressive Growth ML(5)a
2002	$0.900861	$0.583701	491,674.073
2001	$1.000000	$0.900861	77,550

American Century Income & Growth ML(7)a
2002	$0.940149	$0.748541	580,090.907
2001	$1.000000	$0.940149	92,008

American Century International ML(7)ac
2002	$0.834029	$0.642367	564,907.520
2001	$1.000000	$0.834029	245,426

BlackRock Global Science & Technology Opportunities ML(8)ab
2002	$1.000000	$0.716831	99.910

BlackRock Mid Cap Growth ML(8)a
2002	$1.000000	$0.758849	3,562.983

Capital Guardian Global ML(2)a
2002	$0.875178	$0.695651	326,603.536
2001	$1.000000	$0.875178	13,935

Capital Guardian U.S. Equity ML(4)ad
2002	$0.945070	$0.711263	1,041,318.861
2001	$1.000000	$0.945070	93,088

24

Total Separate Account Annual Expenses: 1.25%

(continued)

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

Capital Guardian Value ML(1)a
2002	$1.023245	$0.801427	1,660,061.823
2001	$1.000000	$1.023245	311,539

Clarion Real Estate Securities ML(8)a
2002	$1.000000	$0.931052	16,861.570

Dreyfus Small Cap Value ML(1)a
2002	$0.978906	$0.585256	3,293,032.918
2001	$1.000000	$0.978906	680,486

Gabelli Global Growth ML(6)ac
2002	$0.892401	$0.737695	249,343.212
2001	$1.000000	$0.892401	48,971

Great Companies—AmericaSM ML(7)a
2002	$0.984049	$0.770822	153,596.315
2001	$1.000000	$0.984049	4,650

Great Companies—Global[2] ML(6)a
2002	$0.921911	$0.714658	105,241.149
2001	$1.000000	$0.921911	34,780

Great Companies—TechnologySM ML(7)a
2002	$0.774757	$0.473501	102,242.399
2001	$1.000000	$0.774757	118,826

Janus Balanced ML (A/T)(8)a
2002	$1.000000	$0.941146	99.910

Janus Growth ML (A/T)(1)ae
2002	$0.784523	$0.537330	302,564.155
2001	$1.000000	$0.784523	165,159

Jennison Growth ML(1)a
2002	$0.873072	$0.597188	26,824.008
2001	$1.000000	$0.873072	10,086

J.P. Morgan Enhanced Index ML(1)a
2002	$0.899067	$0.669596	744,144.999
2001	$1.000000	$0.899067	170,071

Marsico Growth ML(5)af
2002	$0.884268	$0.646422	502,530.925
2001	$1.000000	$0.884268	263,027

MFS High Yield ML(3)a
2002	$0.980546	$0.988505	668,239.890
2001	$1.000000	$0.980546	128,926

PBHG Mid Cap Growth ML(5)a
2002	$0.824293	$0.582935	909,997.993
2001	$1.000000	$0.824293	199,637

25

Total Separate Account Annual Expenses: 1.25%

(continued)

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

PBHG/NWQ Value Select ML(5)a
2002	$0.944875	$0.800587	345,911.748
2001	$1.000000	$0.944875	78,055

PIMCO Total Return ML(8)a
2002	$1.000000	$1.053222	730,334.216

Salomon All Cap ML(5)a
2002	$0.946133	$0.703500	1,326,410.487
2001	$1.000000	$0.946133	277,733

Transamerica Convertabile Securities (5)
2002	$1.000000	$0.924287	99.910

Transamerica Equity ML(5)
2002	$0.872609	$0.670137	994,698.989
2001	$1.000000	$0.872609	245,830

Transamerica Growth Opportunities ML(7)a
2002	$1.108736	$0.938318	298,152.367
2001	$1.000000	$1.108736	103,014

Transamerica Money Market ML(1)ag
2002	$1.011385	$1.011588	930,625.962
2001	$1.000000	$1.011385	626,391

Transamerica U.S. Government Securities ML(1)a
2002	$1.016603	$1.062441	3,474,144.524
2001	$1.000000	$1.016603	549,854

T. Rowe Price Dividend Growth ML(5)ah
2002	$0.963704	$0.772679	602,705.314
2001	$1.000000	$0.963704	127,015

T. Rowe Price Equity Income ML(1)ah
2002	$0.988919	$0.851550	2,757,519.217
2001	$1.000000	$0.988919	641,370

T. Rowe Price Growth Stock ML(1)a
2002	$0.935195	$0.712910	2,332,528.627
2001	$1.000000	$0.935195	562,032

T. Rowe Price Small Cap ML(5)a
2002	$0.955974	$0.685942	1,121,595.884
2001	$1.000000	$0.955974	126,060

Van Kampen Active International Allocation ML(1)a
2002	$0.830259	$0.680836	598,957.784
2001	$1.000000	$0.830259	86,172

26

Total Separate Account Annual Expenses: 1.25%

(continued)

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

Van Kampen Asset Allocation ML(1)a
2002	$0.964813	$0.796805	1,681,401.994
2001	$1.000000	$0.964813	606,384

Van Kampen Emerging Growth ML(7)a
2002	$0.806903	$0.533456	2,204,412.828
2001	$1.000000	$0.806903	377,353

AIM V.I. Basic Value Fund ML(8)
2002	$1.000000	$0.759054	42,461.523

AIM V.I. Capital Appreciation Fund ML(8)
2002	$1.000000	$0.794340	99.910

AllianceBernstein Growth & Income Portfolio ML(7)i
2002	$0.926892	$0.711608	2,850,562.724
2001	$1.000000	$0.926892	518,898

AllianceBernstein Premier Growth Portfolio ML(7)j
2002	$0.770183	$0.584791	1,546,736.466
2001	$1.000000	$0.856157	509,161

Janus Aspen—Mid Cap Growth Portfolio ML(6)k
2002		$0.546769	167,137.379
2001	$1.000000	$0.770183	32,357

Janus Aspen—Mid Cap Value Portfolio ML(6)l
2002	$0.906817	$0.685852	115,229.879
2001	$1.000000	$0.906817	59,102

Janus Aspen—Worldwide Growth Portfolio ML(6)
2002	$0.837086	$0.614202	1,330,626.326
2001	$1.000000	$0.837086	198,635

MFS New Discovery Series ML(8)
2002	$1.000000	$0.748106	13,073.612

MFS Total Return Series ML(8)
2002	$1.000000	$0.918965	73,983.989

Fidelity—VIP Contrafund® Portfolio ML(5)
2002	$0.947203	$0.845652	892,593.822
2001	$1.000000	$0.947203	165,537

Fidelity—VIP Equity-Income Portfolio ML(5)
2002	$0.937746	$0.767303	550,045.604
2001	$1.000000	$0.937746	76,893

Fidelity—VIP Growth Portfolio ML(7)
2002	$0.868717	$0.598043	343,592.321
2001	$1.000000	$0.868717	90,444

27

Total Separate Account Annual Expenses: 1.25%

(continued)

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

Fidelity—VIP Growth Opportunities Portfolio ML(5)
2002	$0.913372	$0.703559	209,107.008
2001	$1.000000	$0.913372	32,325

Fidelity—VIP Mid Cap Portfolio ML(5)
2002	$1.029218	$0.914603	1,664,798.002
2001	$1.000000	$1.029218	222,446

Fidelity—Value Strategies Portfolio(8)
2002	$1.000000	$0.749434	104,084.605
(1)	Subaccount Inception Date July 3, 1997.
(2)	Subaccount Inception Date February 2, 1998.
(3)	Subaccount Inception Date June 2, 1998.
(4)	Subaccount Inception Date July 1, 1998.
(5)	Subaccount Inception Date May 1, 2000.
(6)	Subaccount Inception Date October 9, 2000.
(7)	Subaccount Inception Date May 1, 2001.
(8)	Subaccount Inception Date May 1, 2002.
[a]	The figures reflect information for the Initial Class Shares.
[b]	Effective May 1, 2003, Conservative Asset Allocation changed its name to Asset Allocation—Conservative Portfolio; Aggressive Asset Allocation changed its name to Asset Allocation—Growth Portfolio; Moderate Asset Allocation changed its name to Asset Allocation—Moderate Portfolio; Moderately Aggressive Asset Allocation changed its name to Asset Allocation—Moderate Growth Portfolio, and BlackRock Global Science & Technology changed its name to BlackRock Global Science & Technology Opportunities.
[c]	As of May 1, 2003, Gabelli Global Growth was merged into American Century International.
[d]	For periods prior to October 9, 2000, the unit values shown reflect performance for the target account.
[e]	As of May 1, 2003, Janus Growth II was merged into Janus Growth.
[f]	Formerly known as Goldman Sachs Growth.
[g]	As of May 1, 2003, Van Kampen Money Market was merged into Transamerica Money Market.
[h]	As of May 1, 2003, T. Rowe Price Dividend Growth was merged into T. Rowe Price Equity Income.
[i]	Formerly known as Alliance Growth & Income Portfolio.
[j]	Formerly known as Alliance Premier Growth Portfolio.
[k]	Formerly known as Janus Aspen—Aggressive Growth Portfolio.
[l]	As of May 1, 2003, Janus Aspen—Strategic Value Portfolio merged into Janus Aspen—Mid Cap Value Portfolio.

28

The following information hereby amends, and to the extent inconsistent replaces, the Appendix B contained in the prospectus.

APPENDIX B

HISTORICAL PERFORMANCE DATA

Standardized Performance Data

TABLE 1—A

Standard Average Annual Total Returns

(Assuming A Surrender Charge, Additional Death Distribution Rider and Liquidity Rider)

Double Enhanced Death Benefit (Total Separate Account Annual Expenses: 2.55%)

Subaccount	1 Year Ended 12/31/02		5 Year Ended 12/31/02		10 Year or Inception		Subaccount Inception Date

Merrill Lynch Basic Value V.I. Fund(1)	(27.05%	)	1.74%		2.36%		July 3, 1997(2)
Merrill Lynch High Current Income V.I. Fund(1)	(11.17%	)	(3.81%	)	(2.90%	)	July 3, 1997(2)
Merrill Lynch Developing Capital Markets V.I. Fund(1)	(19.72%	)	(8.79%	)	(12.52%	)	July 3, 1997(2)
Asset Allocation—Conservative Portfolio—Service Class(3)	N/A		N/A		(19.12%	)	May 1, 2002
Asset Allocation—Growth Portfolio—Service Class(3)	N/A		N/A		(28.19%	)	May 1, 2002
Asset Allocation—Moderate Portfolio—Service Class(3)	N/A		N/A		(21.95%	)	May 1, 2002
Asset Allocation—Moderate Growth Portfolio—Service Class(3)	N/A		N/A		(24.78%	)	May 1, 2002
Alger Aggressive Growth—Service Class	(43.41%	)	N/A		(36.68%	)	May 1, 2000
American Century Income & Growth—Service Class	(28.82%	)	N/A		(22.24%	)	May 1, 2001
American Century International— Service Class(4)	(31.38%	)	N/A		(29.82%	)	May 1, 2001
BlackRock Global Science & Technology Opportunities—Service Class(3)	N/A		N/A		(37.03%	)	May 1, 2002
BlackRock Mid Cap Growth—Service Class	N/A		N/A		(32.87%	)	May 1, 2002
Capital Guardian Global—Service Class	(28.95%	)	N/A		(4.64%	)	February 3, 1998
Capital Guardian U.S. Equity—Service Class(5)	(33.11%	)	N/A		(18.42%	)	October 9, 2000
Capital Guardian Value—Service Class	(30.10%	)	(5.04%	)	4.86%		May 27, 1993
Clarion Real Estate Securities—Service Class	N/A		N/A		(15.85%	)	May 1, 2002
Great Companies—AmericaSM—Service Class	(30.09%	)	N/A		(20.72%	)	May 1, 2001
Great Companies—Global(2)—Service Class	(30.89%	)	N/A		(25.35%	)	October 9, 2000
Great Companies—TechnologySM— Service Class	(47.03%	)	N/A		(43.19%	)	May 1, 2001
Janus Balanced (A/T)—Service Class	N/A		N/A		(14.85%	)	May 1, 2002
Janus Growth (A/T)—Service Class(6)	(39.77%	)	(5.42%	)	3.53%	†	July 1, 1992
Jennison Growth—Service Class	(39.86%	)	(15.08%	)	(10.23%	)	November 18, 1996
J.P. Morgan Enhanced Index—Service Class	(33.88%	)	(5.32%	)	(1.37%	)	May 1, 1997
Marsico Growth—Service Class(7)(8)	(35.23%	)	N/A		(23.91%	)	May 1, 2000
MFS High Yield—Service Class	(7.97%	)	N/A		(3.24%	)	June 1, 1998
PBHG Mid Cap Growth—Service Class	(37.58%	)	N/A		(38.21%	)	May 1, 2000
PBHG/NWQ Value Select—Service Class	(23.79%	)	N/A		(8.45%	)	May 1, 2000

29

TABLE 1—A (continued)

Standard Average Annual Total Returns

(Assuming A Surrender Charge, Additional Death Distribution Rider and Liquidity Rider)

Double Enhanced Death Benefit (Total Separate Account Annual Expenses: 2.55%)

Subaccount	1 Year Ended 12/31/02		5 Year Ended 12/31/02		10 Year or Inception		Subaccount Inception Date

PIMCO Total Return—Service Class	N/A		N/A		(3.77%	)	May 1, 2002
Salomon All Cap—Service Class	(34.00%	)	N/A		(13.46%	)	May 1, 2000
Transamerica Convertible Securities— Service Class	N/A		N/A		(16.51%	)	May 1, 2002
Transamerica Equity—Service Class	(31.60%	)	N/A		(26.78%	)	May 1, 2000
Transamerica Growth Opportunities— Service Class	(23.89%	)	N/A		(9.80%	)	May 1, 2001
Transamerica U.S. Government Securities—Service Class	(4.34%	)	1.84%		3.13%		May 13, 1994
T. Rowe Price Equity Income—Service Class	(22.44%	)	(1.19%	)	7.64%		January 3, 1995
T. Rowe Price Growth Stock—Service Class	(32.15%	)	(1.94%	)	7.96%		January 3, 1995
T. Rowe Price Small Cap—Service Class	(36.56%	)	N/A		(25.11%	)	May 1, 2000
Van Kampen Active International Allocation— Service Class	(26.48%	)	(8.04%	)	(1.40%	†)	April 8, 1991
Van Kampen Asset Allocation—Service Class	(25.90%	)	(1.79%	)	5.48%	†	April 8, 1991
Van Kampen Emerging Growth—Service Class	(42.11%	)	N/A		(38.22%	)	May 1,2001
AIM V.I. Basic Value Fund—Series II	N/A		N/A		(32.73%	)	May 1, 2002
AIM V.I. Capital Appreciation Fund—Series II	N/A		N/A		(29.24%	)	May 1, 2002
AllianceBernstein Growth & Income Portfolio—Class B(9)	(31.44%	)	N/A		(24.62%	)	May 1, 2001
AllianceBernstein Premier Growth Portfolio—Class B(9)	(39.79%	)	N/A		(33.99%	)	May 1, 2001
Janus Aspen—Mid Cap Growth Portfolio— Service Shares(10)	(37.14%	)	N/A		(47.23%	)	October 9, 2000
Janus Aspen—Worldwide Growth Portfolio—Service Shares	(34.79%	)	N/A		(32.22%	)	October 9, 2000
MFS New Discovery Series—Service Class	N/A		N/A		(33.82%	)	May 1, 2002
MFS Total Return Series—Service Class	N/A		N/A		(16.89%	)	May 1, 2002
Fidelity—VIP Contrafund® Portfolio—Service Class 2	(19.10%	)	N/A		(16.15%	)	May 1, 2000
Fidelity—VIP Equity-Income Portfolio— Service Class 2	(26.45%	)	N/A		(10.70%	)	May 1, 2000
Fidelity—VIP Growth Portfolio—Service Class 2	(39.26%	)	N/A		(32.97%	)	May 1, 2001
Fidelity—VIP Mid Cap Portfolio—Service Class 2	(19.51%	)	N/A		(5.96%	)	May 1, 2000
Fidelity—VIP Value Strategies Portfolio—Service Class 2	N/A		N/A		(33.69%	)	May 1, 2002

† Ten Year Date
(1)	The Subaccounts invest in Class A shares of Merrill Lynch Variable Series Funds, Inc. portfolios. There are no 12b-1 fees deducted from Class A shares.
(2)	Performance prior to July 3, 1997, reflects performance of Transamerica Landmark Variable Annuity subaccounts prior to the offering of the policies through Merrill Lynch.
(3)

Effective May 1, 2003, Conservative Asset Allocation changed its name to Asset Allocation—Conservative Portfolio; Aggressive Asset Allocation changed its name to Asset Allocation—Growth Portfolio; Moderate Asset Allocation changed its name to Asset Allocation—Moderate Portfolio;

30

Moderately Aggressive Asset Allocation changed its name to Asset Allocation—Moderate Growth Portfolio, and BlackRock Global Science & Technology changed its name to BlackRock Global Science & Technology Opportunities.

(4)	As of May 1, 2003, Gabelli Global Growth was merged into American Century International.
(5)	Effective October 9, 2000, shares of each series of the target account were liquidated and the proceeds were used to purchase shares of the Capital Guardian U.S. Equity Portfolio. This was a fundamental change in the structure of the target account from an actively managed account to a passive unit investment trust. In addition, Capital Guardian U.S. Equity has a different subadviser and fundamentally different investment policies. Therefore, no performance history is given for periods prior to October 9, 2000 because such history is not relevant or applicable to the Capital Guardian U.S. Equity Subaccount.
(6)	As of May 1, 2003, Janus Growth II was merged into Janus Growth.
(7)	Formerly known as Goldman Sachs Growth.
(8)	This subaccount has been re-opened for investments by any owner as of May 1, 2003. Any new investments in the re-opened subaccount will receive Service Class interests, however. Previously, this subaccount was only available to owners that held an investment in this subaccount on or before May 1, 2002. In addition, if any such owner surrendered all of his or her money in this subaccount on or before May 1, 2002, that owner could not reinvest in this subaccount.
(9)	Effective May 1, 2003, Alliance Growth & Income Portfolio changed its name to AllianceBernstein Growth & Income Portfolio and Alliance Premier Growth Portfolio changed its name to AllianceBernstein Premier Growth Portfolio.
(10)	Formerly known as Janus Aspen—Aggressive Growth Portfolio.

TABLE 1—B Standard Average Annual Total Returns

Return of Premium Death Benefit (Assuming A Surrender Charge and No Riders or Optional Features) (Total Separate Account Annual Expenses: 1.30%)

Subaccount	1 Year Ended 12/31/02	5 Year Ended 12/31/02	Inception of the Subaccount to 12/31/02	Subaccount Inception Dates(1)

Merrill Lynch Basic Value V.I. Fund(2)	(26.06%)	3.12%	3.74%	July 3, 1997
Merrill Lynch High Current Income V.I. Fund(2)	(9.96%)	(2.55%)	(1.63%)	July 3, 1997
Merrill Lynch Developing Capital Markets V.I.(2)	(18.63%)	(7.58%)	(11.35%)	July 3, 1997

(1)	Performance prior to July 3, 1997, reflects performance of Transamerica Landmark Variable Annuity subaccounts prior to the offering of the policies through Merrill Lynch.
(2)	The Subaccounts invest in Class A shares of Merrill Lynch Variable Series Funds, Inc. portfolios. There are no 12b-1 fees deducted from Class A shares.

31

Non-Standardized Performance Data

TABLE 2 Non-Standardized Average Annual Total Returns

Return of Premium Death Benefit (Assuming No Surrender Charge, Riders or Optional Features) (Total Separate Account Annual Expenses: 1.30%)

Subaccount	1 Year Ended 12/31/02	5 Year Ended 12/31/02	Inception of the Subaccount to 12/31/02	Subaccount Inception Date(1)

Merrill Lynch Basic Value V.I. Fund(2)	(18.82%)	3.72%	4.23%	July 3, 1997
Merrill Lynch High Current Income V.I. Fund(2)	(2.73%)	(1.72%)	(0.90%)	July 3, 1997
Merrill Lynch Developing Capital Markets V.I. Fund(2)	(11.39%)	(6.58%)	(10.22%)	July 3, 1997

(1)	Performance prior to July 3, 1997, reflects performance of Transamerica Landmark Variable Annuity subaccounts prior to the offering of the policies through Merrill Lynch.
(2)	The Subaccounts invest in Class A shares of Merrill Lynch Variable Series Funds, Inc. portfolios. There are no 12b-1 fees deducted from Class A shares.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios.)

Adjusted Historical Performance Data of the Portfolios

Merrill Lynch Variable Series Funds, Inc.—Adjusted Historical Data. Prior to July 3, 1997, the Merrill Lynch Basic Value V.I. Fund Subaccount, the Merrill Lynch Developing Capital Markets V.I. Fund Subaccount and the Merrill Lynch High Current Income V.I. Fund Subaccount (the “Merrill Lynch Subaccounts”) had not yet commenced operations. However, Tables 3 and 4 show average annual total return information based on the hypothetical assumption that those subaccounts have been available to the Separate Account VA B since inception of the underlying portfolios.

TABLE 3 Hypothetical (Adjusted Historical) Average Annual Total Returns

Return of Premium Death Benefit (Assuming A Surrender Charge, No Riders and Optional Features) (Total Separate Account Annual Expenses: 1.30%)

Portfolio	1 Year	5 Year	10 Year or Inception	Corresponding Portfolio Inception Date(1)

Merrill Lynch Basic Value V.I. Fund	(26.06%)	3.12%	9.29%	July 1, 1993
Merrill Lynch High Current Income V.I. Fund	(9.96%)	(2.55%)	3.42%	April 20, 1982
Merrill Lynch Developing Capital Markets V.I. Fund	(18.63%)	(7.58%)	(4.72%)	May 2, 1994

† Ten Year Date

32

TABLE 4 Hypothetical (Adjusted Historical) Average Annual Total Returns

Return of Premium Death Benefit (Assuming No Surrender Charge, Riders and Optional Features) (Total Separate Account Annual Expenses: 1.30%)

Portfolio	1 Year		5 Year		10 Year or Inception		Corresponding Portfolio Inception Date(1)

Merrill Lynch Basic Value V.I. Fund	(18.82%	)	3.72%		9.32%		July 1, 1993
Merrill Lynch High Current Income V.I. Fund	(2.73%	)	(1.72%	)	3.46%		April 20, 1982
Merrill Lynch Developing Capital Markets V.I. Fund	(11.39%	)	(6.58%	)	(4.68%	)	May 2, 1994

† Ten Year Date

(1)	The Subaccounts invest in Class A shares of the Merrill Lynch Variable Series Funds, Inc. portfolios. The performance data for periods prior to the date the Merrill Lynch Subaccounts commenced operations is based on the performance of the underlying portfolios and the assumption that the Merrill Lynch Subaccounts were in existence for the same period as the corresponding portfolios, with a level of charges equal to those currently assessed against the Subaccount or against owners’ policy values under the Policies. The Merrill Lynch Basic Value V.I. Fund commenced operations on July 1, 1993; the Merrill Lynch Developing Capital Markets V.I. Fund commenced operations on May 2, 1994; and the Merrill Lynch High Current Income V.I. Fund commenced operations on April 20, 1982. For purposes of the calculation of the performance data prior to dates of inception of the subaccounts, the deductions for the mortality and expense risk fee, and administrative charge are made on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and in Transamerica’s opinion generally approximates the performance that would have resulted if the Merrill Lynch Subaccounts had actually been in existence since the inception of the underlying portfolios. Performance data for periods of less than seven years reflect deduction of the surrender charge.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios.)

33

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2003

To The

Prospectus Dated May 1, 2003

An optional “Liquidity Rider” is available for the Transamerica Landmark Variable Annuity. You can elect this rider which reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase your policy. There is an extra charge for this rider. The rights and benefits under the Liquidity Rider are summarized below. A copy of the rider is available upon request from Transamerica Life Insurance Company.

The following investment choices are hereby added to your policy:

STI CLASSIC VARIABLE TRUST

Managed by STI Capital Management, N.A.

STI Capital Appreciation Fund

STI Growth & Income Fund

STI International Equity Fund

STI Investment Grade Bond Fund

STI Mid-Cap Equity Fund

STI Small Cap Value Equity Fund

STI Value Income Stock Fund

All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.

The Liquidity Rider may not be available in all states at the date of this supplement. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the Liquidity Rider in your state.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Fee Table and Expense Examples in the prospectus.

Optional Separate Account Expenses:

Liquidity Rider(1)	0.50%

Example	1 Year	3 Years	5 Years	10 Years

If the policy is surrendered at the end of the applicable time period	$1727	$3289	$4201	$7451

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy	$927	$2659	$4201	$7451

(1)	The fee for the Liquidity Rider (0.50%) is in addition to the mortality and expense risk fee (1.15%). This fee is only charged for the first four policy years.

Liquidity Rider

The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.

Surrender Schedule.    The following schedule shows the surrender charges that apply if the Liquidity Rider is elected:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)

0-1 1-2 2-3 3-4 more than 5	8% 8% 7% 6% 0%

Rider Fee.    A rider fee equal to an effective annual rate of 0.50% of the daily net asset value in the account is deducted in calculating the accumulation unit values. The rider fee is only charged for the first four policy years. Please note we may credit interest in the fixed account at a lower rate if you select this rider.

Accumulation Unit Values.    After the end of the fourth policy year, the 0.50% rider fee will no longer be assessed. We intend to administer the removal of the 0.50% charge by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested at the end of the fourth policy year. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.

Termination.    The rider is irrevocable.

The Liquidity Rider may vary for certain policies and may not be available for all policies.

Financial Information.    The STI Capital Appreciation Fund, STI Growth & Income Fund, STI International Equity Fund, STI Investment Grade Bond Fund, STI Mid-Cap Equity Fund, STI Small Cap Value Equity Fund, STI Value Income Stock Fund had not commenced operations as of December 31, 2002, therefore, comparable data is not available.

2

APPENDIX B

The following information hereby supplements the APPENDIX B contained in the prospectus.

Standardized Performance Data

The STI Capital Appreciation Fund, STI Growth & Income Fund, STI International Equity Fund, STI Investment Grade Bond Fund, STI Mid-Cap Equity Fund, STI Small Cap Value Equity Fund, STI Value Income Stock Fund had not commenced operations as of December 31, 2002, therefore, comparable data is not available.

Non-Standardized Performance Data

The STI Capital Appreciation Fund, STI Growth & Income Fund, STI International Equity Fund, STI Investment Grade Bond Fund, STI Mid-Cap Equity Fund, STI Small Cap Value Equity Fund, STI Value Income Stock Fund had not commenced operations as of December 31, 2002, therefore, comparable data is not available.

Adjusted Historical Performance Data

TABLE 3 Hypothetical (Adjusted Historical) Average Annual Total Returns(1) (Assuming a Surrender Charge and No Riders or Optional Features)

Return of Premium Death Benefit (Total Separate Account Annual Expenses: 1.30%)

Portfolio	1 Year		5 Year		10 Year or Inception		Corresponding Portfolio Inception Date

STI Capital Appreciation Fund	(30.15%	)	(0.75%	)	8.06%		October 2, 1995
STI Growth & Income Fund	(28.87%	)	N/A		(9.82%	)	December 31, 1999
STI International Equity Fund	(26.89%	)	(6.99%	)	(2.99%	)	November 7, 1996
STI Investment Grade Bond Fund	(1.22%	)	3.98%		4.70%		October 2, 1995
STI Mid-Cap Equity Fund	(36.64%	)	(4.88%	)	2.04%		October 2, 1995
STI Small Cap Value Equity Fund	(9.71%	)	1.04%		0.53%		October 22, 1997
STI Value Income Stock Fund	(25.31%	)	(2.96%	)	4.80%		October 2, 1995

3

TABLE 4 Hypothetical (Adjusted Historical) Average Annual Total Returns(1) (Assuming No Surrender Charge, Riders or Optional Features)

Return of Premium Death Benefit (Total Separate Account Annual Expenses: 1.30%)

Portfolio	1 Year		5 Year		10 Year or Inception		Corresponding Portfolio Inception Date

STI Capital Appreciation Fund	(22.92%	)	0.02%		8.10%		October 2, 1995
STI Growth & Income Fund	(21.64%	)	N/A		(7.62%	)	December 31, 1999
STI International Equity Fund	(19.66%	)	(6.01%	)	(2.45%	)	November 7, 1996
STI Investment Grade Bond Fund	6.02%		4.53%		4.74%		October 2, 1995
STI Mid-Cap Equity Fund	(29.40%	)	(3.98%	)	2.08%		October 2, 1995
STI Small Cap Value Equity Fund	(2.47%	)	1.75%		1.24%		October 22, 1997
STI Value Income Stock Fund	(18.08%	)	(2.13%	)	4.84%		October 2, 1995

(1)	The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance which would have resulted if the subaccount had been in existence since the inception of the portfolio.

The figures in the above table may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios.)

4

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2003

to the

Statement of Additional Information dated May 1, 2003

The following hereby amends, and to the extent inconsistent replaces, the corresponding sections in the SAI.

INDEPENDENT AUDITORS

The statutory-basis financial statements and schedules of Transamerica Life Insurance Company as of December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002, and the financial statements of the ML subaccounts of Separate Account VA B, which are available for investment by Transamerica Landmark Variable Annuity policyowners as of December 31, 2002, and for the periods indicated thereon, included in this SAI have been audited by Ernst & Young LLP, Independent Auditors, 801 Grand Avenue, Suite 3400, Des Moines, Iowa 50309.

FINANCIAL STATEMENTS

The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of the ML subaccounts of Separate Account VA B, which are available for investment by Transamerica Landmark Variable Annuity contract owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of Transamerica to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

This Statement of Additional Information Supplement must be accompanied by the Statement of Additional Information for the

Transamerica Landmark Variable Annuity dated May 1, 2003

STATEMENT OF ADDITIONAL INFORMATION

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued through

SEPARATE ACCOUNT VA B

Offered by

TRANSAMERICA LIFE INSURANCE COMPANY

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Transamerica Landmark Variable Annuity offered by Transamerica Life Insurance Company (“Transamerica”). You may obtain a copy of the prospectus dated May 1, 2003 by calling 1-800-525-6205, or by writing to the Administrative and Service Office, 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.

Dated: May 1, 2003

GLOSSARY OF TERMS	3
THE POLICY—GENERAL PROVISIONS	6
Owner	6
Entire Policy	6
Misstatement of Age or Sex	6
Addition, Deletion, or Substitution of Investments	7
Excess Interest Adjustment	8
Reallocation of Annuity Units After the Annuity Commencement Date	12
Annuity Payment Options	12
Death Benefit	14
Death of Owner	16
Assignment	16
Evidence of Survival	17
Non-Participating	17
Amendments	17
Employee and Agent Purchases	17
Present Value of Future Variable Payments	17
Stabilized Payments	17
CERTAIN FEDERAL INCOME TAX CONSEQUENCES	18
Tax Status of the Policy	19
Taxation of Transamerica	23
INVESTMENT EXPERIENCE	23
Accumulation Units	23
Annuity Unit Value and Annuity Payment Rates	25
ADDITIONAL DEATH DISTRIBUTION RIDER—ADDITIONAL INFORMATION	27
HISTORICAL PERFORMANCE DATA	28
Money Market Yields	28
Other Subaccount Yields	29
Total Returns	30
Other Performance Data	30
Adjusted Historical Performance Data	31
PUBLISHED RATINGS	31
STATE REGULATION OF TRANSAMERICA	31
ADMINISTRATION	32
RECORDS AND REPORTS	32
DISTRIBUTION OF THE POLICIES	32
VOTING RIGHTS	32
OTHER PRODUCTS	33
CUSTODY OF ASSETS	33
LEGAL MATTERS	33
INDEPENDENT AUDITORS	33
OTHER INFORMATION	34
FINANCIAL STATEMENTS	34

2

GLOSSARY OF TERMS

Accumulation Unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value—The policy value increased or decreased by any excess interest adjustments.

Administrative and Service Office—Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499-0001.

Annuitant—The person whose life any annuity payments involving life contingencies will be based on.

Annuity Commencement Date—The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month starting after the annuitant attains age 95. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Beneficiary—The person who has the right to the death benefit as set forth in the policy.

Business Day—A day when the New York Stock Exchange is open for business.

Cash Value—The adjusted policy value less any applicable surrender charge and less any rider fees (imposed upon surrender).

Code—The Internal Revenue Code of 1986, as amended.

Enrollment form—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment—A positive or negative adjustment to amounts surrendered (both partial and full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Excess Partial Surrender—The portion of a partial surrender (surrender) that exceeds the penalty free amount.

Fixed Account—One or more investment choices under the policy that are part of Transamerica’s general assets and which are not in the separate account.

3

Guaranteed Period Options—The various guaranteed interest rate periods of the fixed account, which Transamerica may offer and into which premiums may be paid or amounts may be transferred.

Nonqualified Policy—A policy other than a qualified policy.

Owner—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.

Policy Value—On or before the annuity commencement date, the policy value is equal to the owner’s:

premium payments; minus

partial surrenders (including the net effect of any applicable excess interest adjustment and/or surrender charges on such surrenders); plus

interest credited in the fixed account; plus

accumulated gains in the separate account; minus

losses in the separate account; minus

service charges, rider fees, premium taxes, and transfer fees and any other charges, if any.

Policy Year—A policy year begins on the date in which the policy becomes effective and on each anniversary thereof.

Premium Payment—An amount paid to Transamerica by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account—Separate Account VA B, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Service Charge—An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $35, but will not exceed 2% of the policy value.

Subaccount—A subdivision within the separate account, the assets of which are invested in a specified portfolio of the underlying fund portfolios.

Surrender Charge—A percentage of each premium payment in an amount from 8% to 0% depending upon the length of time from the date of each premium payment. The surrender charge is assessed on full or partial surrenders from the policy. A surrender charge may also be referred to as a “contingent deferred sales charge.”

Valuation Period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

4

Variable Annuity Payments—Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice—Written notice, signed by the owner, that gives Transamerica the information it requires and is received at the administrative and service office. For some transactions, Transamerica may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements Transamerica establishes for such notices.

5

In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the policy, which may be of interest to a prospective purchaser.

THE POLICY—GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with Transamerica’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.

Unless Transamerica has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment Transamerica has made or action Transamerica has taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.

If ownership is transferred to a new owner (except to the owner’s spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the new owner within five years of the owner’s death, or payments must be made for a period certain or for the new owner’s lifetime so long as any period certain does not exceed that new owner’s life expectancy, if the first payment begins within one year of your death.

Entire Policy

The policy, any endorsements thereon, the enrollment form, or information provided in lieu thereof, constitute the entire contract between Transamerica and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof.

Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, Transamerica will change the annuity benefit

6

payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by Transamerica shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by Transamerica due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to Transamerica.

Addition, Deletion, or Substitution of Investments

Transamerica cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. Transamerica retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Transamerica reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in Transamerica’s judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Transamerica, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Transamerica. Each additional subaccount will purchase shares in a mutual fund portfolio, or other investment vehicle. Transamerica may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Transamerica will notify you and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, Transamerica will reinvest the amounts in the subaccount that invests in the Transamerica Money Market Portfolio (or in a similar portfolio of money market instruments), in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, Transamerica may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts. To the extent permitted by applicable law, Transamerica also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or substitute a new fund for an existing fund.

7

Excess Interest Adjustment

Money that you surrender from, transfer out of, or apply to an annuity payment option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a surrender, if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment is:

S* (G – C)* (M/12)

S =	Gross amount being surrendered that is subject to the excess interest adjustment
G =	Guaranteed interest rate in effect for the policy
C =	Current guaranteed interest rate then being offered on new premiums for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%.
M =	Number of months remaining in the current option period, rounded up to the next higher whole number of months.
* =	Multiplication
^ =	Exponentiation

8

Example 1 (Full Surrender, rates increase by 3%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
10% of Premium	= 50,000.00 * .10 = 5,000.00
Penalty free amount at middle of policy year 2	= 5,000.00
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.02) ^ 1.5 = 51,507.48
Excess interest adjustment G = .055 C = .085 M = 42
Excess interest adjustment

= S* (G – C)* (M/12)

= 50,000.00 * (.055 – .085) * (42/12)

=-5,250.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to
51,507.48 – 54,181.21 = –2,673.73

Adjusted policy value	= policy value + excess interest adjustment = 54,181.21 + ( –2,673.73) = 51,507.48
Portion of penalty-free amount which is deducted from cumulative earnings	= cumulative earnings = 4,181.21
Portion of penalty-free amount which is deducted from premium	= 5,000 – 4,181.21 = 818.79
Surrender charges	= (50,000.00 – 818.79)* .08 = 3,934.50
Net surrender value at middle of policy year 2	= 51,507.48 – 3,934.50 = 47,572.98
Net surrender value minimum	= 90% * 50,000.00 * 1.03 ^ (1.5) = 47,040.11
The net surrender value of 47,572.28 is greater than the minimum of 47,040.11

9

Example 2 (Full Surrender, rates decrease by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
10% of Premium	= 50,000.00 * .10 = 5,000.00
Penalty free amount at middle of policy year 2	= 5,000.00
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.02) ^ 1.5 = 51,507.48
Excess interest adjustment G = .055 C = .045 M = 42
Excess interest adjustment	= S* (G – C)* (M/12) = 50,000.00 * (.055 – .045) * (42/12) = 1,750.00
Adjusted policy value	= 54,181.21 + 1,750.00 = 55,931.21
Portion of penalty-free amount which is deducted from cumulative earnings	= cumulative earnings = 4,181.21
Portion of penalty-free amount which is deducted from premium	= 5,000.00 – 4,181.21 = 818.79
Surrender charges	= (50,000.00 – 818.79) * .08 = 3,934.50
Net surrender value at middle of policy year 2	= 55,931.21 – 3,934.50 = 51,996.71
Net surrender value minimum	= 90% * 50,000.00 * 1.03 ^ (1.5) = 47,040.11
The net surrender value of 51,996.71 is greater than the minimum of 47,040.11

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On a partial surrender, Transamerica will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:

R – E + SC

R	= the requested partial surrender;
E	= the excess interest adjustment; and
SC	= the surrender charges on (EPW – E); where
EPW	= the excess partial withdrawal amount.

Example 3 (Partial Surrender, rates increase by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000 (requested withdrawal amount after penalties); middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
10% of Premium	= 50,000.00 * .10 = 5,000.00
Penalty free amount at middle of policy year 2	= 5,000.00
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment/surrender charge
S = 20,000 – 4,181.21 = 15,818.79 G = .055 C = .065 M = 42 E = 15,818.79 * (.055 – .065) * (42/12) = – 553.66 EPW = 20,000.00 – 5,000.00 = 15,000.00

To receive the full $20,000 partial surrender amount, we must “gross-up” the EPW amount to account for the surrender charges to be deducted. This is done by dividing the EPW by (1 – surrender charge).

New EPW = 15,000/(1 – .08) = 16,304.35

SC = .08 * (16,304.35 – ( – 553.66)) = 1,348.64
Remaining policy value at middle of policy year 2	= 54,181.21 – (R – E + surrender charge) = 54,181.21 – (20,000.00 – ( – 553.66) + 1,348.64) = 32,278.91

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Example 4 (Partial Surrender, rates decrease by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000; middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
10% of Premium	= 50,000.00 * .10 = 5,000.00
Penalty free amount at middle of policy year 2	= 5,000.00
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment/surrender charge
S = 20,000 – 4,181.21 = 15,818.79 G = .055 C = .045 M = 42 E = 15,818.79 * (.055 – .045)* (42/12) = 553.66 EPW = 20,000.00 – 5,000.00 = 15,000.00

To receive the full $20,000 partial surrender amount, we must “gross-up” the EPW amount to account for the surrender charges to be deducted. This is done by dividing the EPW by (1 – surrender charge).

New EPW = 15,000/(1 – .08) = 16,304.35

SC = .08 * (16,304.35 – 553.66) = 1,260.06

Remaining policy value at middle of policy year 2	= 54,181.21 – (R – E + surrender charge) = 54,181.21 – (20,000.00 – 553.66 + 1,260.06) = 33,474.81

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, Transamerica reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to Transamerica’s administrative and service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

Note: Portions of the following discussion do not apply to annuity payments under the Initial Payment Guarantee. See the “Stabilized Payments” section of this SAI.

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During the lifetime of the annuitant and prior to the annuity commencement date, the owner may choose an annuity payment option or change the election, but written notice of any election or change of election must be received by Transamerica at its administrative and service office at least thirty (30) days prior to the annuity commencement date. If no election is made prior to the annuity commencement date, annuity payments will be made under (i) Payment Option 3, life income with level payments for 10 years certain, using the existing adjusted policy value of the fixed account, or (ii) under Payment Option 3, life income with variable payments for 10 years certain using the existing policy value of the separate account, or (iii) in a combination of (i) and (ii).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount Transamerica has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells Transamerica in writing and Transamerica agrees.

Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “2000 Table”, using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant’s actual age nearest birthday, on the annuity commencement date, adjusted as follows:

Annuity Commencement Date	Adjusted Age
Before 2010	Actual Age
2010 – 2019	Actual Age minus 1
2020 – 2026	Actual Age minus 2
2027 – 2033	Actual Age minus 3
2034 – 2040	Actual Age minus 4
After 2040	As determined by Transamerica

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen

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subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Adjusted Partial Surrender. The amount of your guaranteed minimum death benefit is reduced due to a partial surrender called the adjusted partial surrender. The reduction amount depends on the relationship between your death benefit and policy value. The adjusted partial surrender is equal to (1) plus (2) multiplied by (3), where:

(1)	is the amount of the gross partial surrender that is less than the remaining annual adjustment-free amount for the policy year. For the Return of Premium death benefit this amount is equal to zero;

(2)	is the gross partial surrender amount that exceeds the annual adjustment-free amount (excess gross partial surrender);

(3)	is the adjustment factor = current death proceeds after the annual free surrender amount but prior to the excess gross partial surrender divided by the policy value after the free amount but prior to the gross partial surrender.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

Example 1 (Assumed Facts for Example)
$75,000	current guaranteed minimum death benefit before surrender
$50,000	current policy value before surrender
$75,000	current death proceeds
6%	current surrender charge percentage
$15,000	Requested surrender (requested amount including penalties)
$3,000	Remaining guaranteed minimum death benefit adjustment free amount
$5,000	Surrender charge-free amount (assumes penalty free surrender is available)
$10,000	excess partial surrender (amount subject to surrender charge)
$100	excess interest adjustment (assumes interest rates have decreased since initial guarantee)
$594	Surrender charge on (excess partial surrender less excess interest adjustment) = 0.06* (10,000 – 100)
$10,494	Reduction in policy value due to excess partial surrender = 10,000 – 100 + 594
$15,494	Total Gross Partial Surrender
$22,140	adjusted partial surrender = 3,000 + (15,494 – 3,000) * (75,000 – 3,000) / (50,000 – 3,000)
$52,860	New guaranteed minimum death benefit (after surrender) = 75,000 – 22,140
$34,506	New policy value (after surrender) = 50,000 – 15,494

Summary:

Reduction in guaranteed minimum death benefit	= $22,140
Reduction in policy value	= $15,494

Note, guaranteed minimum death benefit is reduced more than the policy value since the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

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Example 2 (Assumed Facts for Example)
	$50,000	current guaranteed minimum death benefit before surrender
	$75,000	current policy value before surrender
	$75,000	current death proceeds
	6%	current surrender charge percentage
	$15,000	requested surrender (requested amount including penalties)
	$1,000	Remaining guaranteed minimum death benefit adjustment free surrender amount
	$7,500	surrender charge-free amount (assumes penalty free surrender is available)
	$7,500	excess partial surrender (amount subject to surrender charge)
$	– 100	excess interest adjustment (assumes interest rates have increased since initial guarantee)
	$456	surrender charge on (excess partial surrender less excess interest adjustment) = 0.06*[(7500 – ( –100)]
	$8,056	reduction in policy value due to excess partial surrender = 7500 – ( –100) + 456 = 7500 + 100 + 456
	$15,556	Total Gross Partial Surrender = 7,500 + 8,056
	$15,556	adjusted partial surrender = 1,000 + (7,500 + 8056 – 1,000) * (75,000 – 1,000) / (75,000 – 1,000)
	$34,444	New guaranteed minimum death benefit (after surrender) = 50,000 – 15,556
	$59,444	New policy value (after surrender) = 75,000 – 15,556

Summary:

Reduction in guaranteed minimum death benefit	= $15,556
Reduction in policy value	= $15,556

Note, the guaranteed minimum death benefit and policy value are reduced by the same amount since the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.

Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to Transamerica will constitute due proof of death.

Upon receipt of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as Transamerica has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

Distribution Requirements. If the annuitant dies prior to the annuity commencement date, (1) the death benefit must be distributed within five years of the date of the deceased’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the beneficiary’s lifetime or for a period certain (so long as any period certain does not exceed the beneficiary’s life expectancy). Death proceeds, which are not paid to or for the benefit of a natural person, must be distributed within five years of the date of the deceased’s death. If the sole beneficiary is the deceased’s surviving spouse, however, such spouse may elect to continue the policy as the new annuitant and owner instead of receiving the death benefit.

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If an owner is not an annuitant, and dies prior to the annuity commencement date, new owner may surrender the policy at any time for the amount of the adjusted policy value. If the new owner is not the deceased owner’s spouse, however, (1) the adjusted policy value must be distributed within five years after the date of the deceased owner’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the new owner’s lifetime or for a period certain (so long as any period certain does not exceed the new owner’s life expectancy). If the sole new owner is the deceased owner’s surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.

Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to Transamerica. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by Transamerica. Transamerica will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.

Death of Owner

Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See “Certain Federal Income Tax Consequences” for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on Transamerica until a copy has been filed at its administrative and service office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. Transamerica assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with Transamerica, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary’s creditors.

Ownership under qualified policies is restricted to comply with the Code.

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Evidence of Survival

Transamerica reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until Transamerica receives such evidence.

Non-Participating

The policy will not share in Transamerica’s surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by Transamerica and approved by one of Transamerica’s officers. No registered representative has authority to change or waive any provision of the policy.

Transamerica reserves the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of Transamerica or its affiliated companies or their immediate family. In such a case, Transamerica may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs Transamerica experiences on those purchases. The credit will be reported to the Internal Revenue Service as taxable income to the employee or registered representative. Transamerica may offer certain employer sponsored savings plans, in its discretion reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which Transamerica is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments

The present value of future variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request, times (b) the number of payments remaining, discounted using a rate equal to the AIR.

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments, please note that the stabilized payments remain constant throughout each year and are adjusted on your policy anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The units are adjusted when we calculate the supportable payment.

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Supportable payments are used in the calculation of surrender values, death benefits and transfers. On your policy anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance will be increased since more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance will be decreased since fewer variable annuity units are credited to you.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

Hypothetical Changes in Annuity Units with Stabilized Payments*
AIR			5.0%
Life & 10 Year Certain
Male aged 65
First Variable Payment			$500
		Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments In Annuity Units	Cumulative Adjusted Annuity Units
At Issue:	January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
	February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
	March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
	April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
	May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
	June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
	July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
	August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
	September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
	October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
	November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012
	December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
	January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052

*	Expenses included in the calculations are 1.10% mortality and expense risk fee, 0.15% administrative expenses, 0.00% rider charge, and 1.00% portfolio expenses (1.00% is a hypothetical figure). If higher expenses were charged, the numbers would be lower.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, as amended, proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences

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to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Diversification Requirements. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. §1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Treasury. Transamerica has entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Treasury regulations.

Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner’s gross income. Several years ago, the IRS stated in published rulings that a variable annuity contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced in connection with the issuance of regulations concerning investment diversification, that those regulations “do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., you), rather than the insurance company, to be treated as the owner of the assets in the account.” This announcement also stated that guidance would be issued by way of regulations or rulings on the “extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets.”

The ownership rights under the contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, you have the choice of more subaccounts in which to allocate premiums and policy values, and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in you being treated as the owner of the assets of the separate account. In addition, Transamerica does not know what standards will be set forth, if any, in the regulations or rulings that the Treasury Department has stated it expects to issue. Transamerica therefore reserves the right to modify the policies as necessary to attempt to prevent you from being considered the owner of a pro rata share of the assets of the separate account.

Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed

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within 5 years after such owner’s date of death or be used to purchase an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the “designated beneficiary” as defined in section 72(s) of the Code. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner under the policy, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the designated beneficiary of an owner/annuitant and the surviving joint owner is the designated beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

Withholding. The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, other than specified distributions such as distributions required by the Code, distributions of certain after-tax contributions, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

Qualified Policies. The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

Transamerica makes no attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their

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legal counsel and tax adviser regarding the suitability of the policy.

Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the deductible amount specified in the Code ($3,000 for 2002), except in the case of a rollover amount or contribution under Section 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; and (vii) the entire interest of the owner is non-forfeitable. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

No part of the funds for an individual retirement account (including a Roth IRA) or annuity should be invested in a life insurance contract, but the regulations thereunder allow such funds to be invested in an annuity policy that provides a death benefit that equals the greater of the premiums paid or the cash value for the policy. The policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the policy as an IRA. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the policy, comports with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code ($3,000 for 2002). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature surrender penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security)

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taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Non-natural Persons. Pursuant to Section 72(u) of the Code, an annuity contract held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the policy value as of the close of the taxable year and all previous distributions under the policy over (ii) the sum of the premium payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the policy. For these purposes, the policy value at year-end may have to be increased by any positive excess interest adjustment, which could result from a full surrender at such time. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and the owner should contact a competent tax adviser with respect to the potential tax consequences of an excess interest adjustment. Notwithstanding the preceding sentences in this paragraph, Section 72(u) of the Code does not apply to (i) a policy where the nominal owner is not a natural person but the beneficial owner of which is a natural person, (ii) a policy acquired by the estate of a decedent by reason of such decedent’s death, (iii) a qualified policy (other than one qualified under Section 457) or (iv) a single-payment annuity where the annuity commencement date is no later than one year from the date of the single premium payment.

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Taxation of Transamerica

Transamerica at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of Transamerica and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. Transamerica does not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by Transamerica with respect to the separate account, Transamerica may make a charge to that account.

INVESTMENT EXPERIENCE

A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

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(a)	is the net result of:

(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

(3)	a per share credit or charge for any taxes determined by Transamerica to have resulted during the valuation period from the investment operations of the subaccount;

(b)	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is an amount representing the separate account charge and any optional benefit fees, if applicable.

Illustration of Separate Account Accumulation Unit Value Calculations

(Assumes Double Enhanced Death Benefit)

Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor = (A + B – C) – E

D

Where: A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.
Assume A = $11.57

B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
Assume B = 0

C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
Assume C = 0

D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.
Assume D = $11.40

E =

The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees.

Assume E totals 1.80% on an annual basis; On a daily basis, this equals .000048878.

Then, the net investment factor	= (11.57 + 0 –0)	– .000048878 = Z = 1.014863403
(11.40)

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Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

Where: A =	The accumulation unit value for the immediately preceding valuation period.
Assume = $X

B =	The net investment factor for the current valuation period.
Assume = Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the annual assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a)	is the variable annuity unit value for the subaccount on the immediately preceding business day;

(b)	is the net investment factor for that subaccount for the valuation period; and

(c)	is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:

(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3)	a per share charge or credit for any taxes reserved for, which Transamerica determines to have resulted from the investment operations of the subaccount.

(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of a fund share held in that subaccount. (For calculating or Initial Payment Guarantee annuity payments, the factor is 1.25% higher).

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

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The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The policy also contains a table for determining the adjusted age of the annuitant .

Illustration of Calculations for Annuity Unit Value

and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = A * B * C

Where: A =	annuity unit value for the immediately preceding valuation period.
Assume = $X

B =	Net investment factor for the valuation period for which the annuity unit value is being calculated.
Assume = Y

C =	A factor to neutralize the annual assumed investment return of 5% built into the Annuity Tables used.
Assume = Z

Then, the annuity unit value is:

$X * Y * Z = $Q

Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First monthly variable annuity payment	= A * B
$1,000

Where: A =	The adjusted policy value as of the annuity commencement date.
Assume = $X

B =	The Annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
Assume = $Y

Then, the first monthly variable annuity payment	= $X * $Y	= $Z
1,000

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Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units	= A
B

Where: A =	The dollar amount of the first monthly variable annuity payment.
Assume = $X

B =	The annuity unit value for the valuation date on which the first monthly payment is due.
Assume = $Y

Then, the number of annuity units	= $X	= Z
$Y

ADDITIONAL DEATH DISTRIBUTION RIDER—ADDITIONAL INFORMATION

The following example illustrates the Additional Death Distribution additional death benefit payable by this rider as well as the effect of a partial surrender on the Additional Death Distribution benefit amount. The client is less than age 71 on the Rider Date.

Example 1

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$25,000
Gross Partial Surrenders after the Rider Date:	$30,000
Policy Value on date of Surrender	$150,000
Rider Earnings on Date of Surrender (Policy Value on date of surrender – Policy Value on Rider Date – Premiums paid after Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $150,000 – $100,000 – $25,000 + 0):	$25,000
Amount of Surrender that exceeds Rider Earnings ($30,000 – $25,000):	$5,000
Base Policy Death Benefit on the date of Death Benefit Calculation:	$200,000
Policy Value on the date of Death Benefit Calculations	$175,000
Rider Earnings (= Policy Value on date of Death Benefit Calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings at time of Surrender = $175,000 – $100,000 – $25,000 + $5,000):	$55,000
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $55,000):	$22,000
Total Death Benefit paid (= Base policy death benefit plus Additional Death Benefit Amount):	$222,000

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Example 2

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$0
Gross Partial Surrenders after the Rider Date:	$0
Base Policy Death Benefit on the date of Death Benefit Calculation:	$100,000
Policy Value on the date of Death Benefit Calculations	$75,000
Rider Earnings (= Policy Value on date of death benefit calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings on date of death benefit calculations = $75,000 – $100,000 – $0 + $0):	$0
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $0):	$0
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$100,000

HISTORICAL PERFORMANCE DATA

Money Market Yields

Transamerica may from time to time disclose the current annualized yield of the Transamerica Money Market Subaccount, which invests in the Transamerica Money Market Portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Transamerica Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the Transamerica Money Market Subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula:

Current Yield = ((NCS * ES)/UV) * (365/7)

Where:

NCS

= The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	= Per unit expenses of the subaccount for the 7-day period.

UV	= The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the Transamerica Money Market Subaccount will be lower than the yield for the Transamerica Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 8% to 0% of the amount of premium payments surrendered based on the number

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of years since the premium payment was made. However, surrender charges will not be assessed after the seventh policy year.

Transamerica may also disclose the effective yield of the Transamerica Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS – ES)/UV))365/7 – 1

Where:

NCS

= The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	= Per unit expenses of the subaccount for the 7-day period.
UV	= The unit value on the first day of the 7-day period.

The yield on amounts held in the Transamerica Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Transamerica Money Market Subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Transamerica Money Market Portfolio, the types and quality of portfolio securities held by the Transamerica Money Market Portfolio and its operating expenses. For the seven days ended December 31, 2002, the yield of the Transamerica Money Market Subaccount was (0.687%), and the effective yield was (0.685%) for the Double Enhanced Death Benefit with a total mortality and expense fee and administrative charge of 1.55%. For the seven days ended December 31, 2002, the yield of the Transamerica Money Market Subaccount was (0.438%), and the effective yield was (0.438%) for the Return of Premium Death Benefit with a total mortality and expense fee and administrative charge of 1.30%. There is no yield or effective yield for the Double Enhanced Death Benefit with a total mortality and expense fee and administrative charge of 1.80%; or the Annual Step-Up Death Benefit with a total mortality and expense fee and administrative charge of 1.50% for the seven days ended December 31, 2002, because those death benefits were not available during that period.

Other Subaccount Yields

Transamerica may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts (except the Transamerica Money Market Subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, (iii) compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the subaccount include (i) the administrative charges and (ii) the mortality and expense risk fee. The 30-day yield is calculated according to the following formula:

Yield = 2 * ((((NI – ES)/(U – UV)) + 1)6 –1)

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Where:

NI	= Net investment income of the subaccount for the 30-day period attributable to the subaccount’s unit.
ES	= Expenses of the subaccount for the 30-day period.
U	= The average number of units outstanding.
UV	= The unit value at the close (highest) of the last day in the 30-day period.

Because of the charges and deductions imposed by the separate account, the yield for a subaccount will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 8% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made.

The yield on amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The types and quality of its investments and its operating expenses affect a subaccount’s actual yield.

Total Returns

Transamerica may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which Transamerica calculates on each business day based on the performance of the separate account’s underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

P (1 + T)N = ERV

Where:

T	= The average annual total return net of subaccount recurring charges.
ERV	= The ending redeemable value of the hypothetical account at the end of the period.
P	= A hypothetical initial payment of $1,000.
N	= The number of years in the period.

Other Performance Data

Transamerica may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard

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format except that the surrender charge percentage will be assumed to be 0%.

Transamerica may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the surrender charge percentage will be 0%.

CTR = (ERV / P) – 1

Where:

CTR	= The cumulative total return net of subaccount recurring charges for the period.

ERV	= The ending redeemable value of the hypothetical investment at the end of the period.

P	= A hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

PUBLISHED RATINGS

Transamerica may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of Transamerica. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance policies in accordance with their terms.

STATE REGULATION OF TRANSAMERICA

Transamerica is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of Transamerica for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine Transamerica’s contract liabilities and reserves so that the Division may determine the items are correct. Transamerica’s books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition,

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Transamerica is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

ADMINISTRATION

Transamerica performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by Transamerica. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, Transamerica will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments Transamerica sends to you) you may only receive quarterly confirmations.

DISTRIBUTION OF THE POLICIES

The policies are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the policies is continuous and Transamerica does not anticipate discontinuing the offering of the policies, however, Transamerica reserves the right to do so.

AFSG Securities Corporation, an affiliate of Transamerica, is the principal underwriter of the policies and may enter into agreements with broker-dealers for the distribution of the policies. During 2002, 2001, and 2000 the amount paid to AFSG Securities Corporation and/or the broker-dealers for their services regarding the policies was $175,893,055.30, $41,169,013.97, and $19,066,773.00, respectively.

VOTING RIGHTS

To the extent required by law, Transamerica will vote the underlying fund portfolios’ shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Transamerica determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person’s

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number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. Transamerica will solicit voting instructions by sending you, or other persons entitled to vote, written requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received and shares held by Transamerica in which you, or other persons entitled to vote, have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

OTHER PRODUCTS

Transamerica makes other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment options or charges.

CUSTODY OF ASSETS

Transamerica holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from Transamerica’s general account assets. Transamerica maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by Transamerica’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of Transamerica.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice to Transamerica relating to certain matters under the federal securities laws applicable to the issue and sale of the policies.

INDEPENDENT AUDITORS

The statutory-basis financial statements and schedules of Transamerica Life Insurance Company as of December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002, and the financial statements of certain subaccounts of Separate Account VA B, which are available for investment by Transamerica Landmark Variable Annuity policyowners as of December 31, 2002, and for the periods indicated thereon, included in this SAI have been audited by Ernst & Young LLP, Independent Auditors, 801 Grand Avenue, Suite 3400, Des Moines, Iowa 50309.

33

OTHER INFORMATION

A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA B, which are available for investment by Transamerica Landmark Variable Annuity contract owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of Transamerica to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

34

Financial Statements and Schedules—Statutory Basis

Transamerica Life Insurance Company

Years Ended December 31, 2002, 2001, and 2000

Transamerica Life Insurance Company

Financial Statements and Schedules—Statutory Basis

Years Ended December 31, 2002, 2001, and 2000

Contents

Report of Independent Auditors	1

Audited Financial Statements

Balance Sheets—Statutory Basis	3
Statements of Operations—Statutory Basis	5
Statements of Changes in Capital and Surplus—Statutory Basis	6
Statements of Cash Flow—Statutory Basis	7
Notes to Financial Statements—Statutory Basis	9

Statutory-Basis Financial Statement Schedules

Summary of Investments—Other Than Investments in Related Parties	45
Supplementary Insurance Information	46
Reinsurance	47

Report of Independent Auditors

The Board of Directors

Transamerica Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Life Insurance Company, an indirect, wholly-owned subsidiary of AEGON N.V., as of December 31, 2002 and 2001, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2002. Our audits also included the accompanying statutory-basis financial statement schedules required by Article 7 of Regulation S-X. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Transamerica Life Insurance Company at December 31, 2002 and 2001, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2002.

1

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Life Insurance Company at December 31, 2002 and 2001, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2002, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2002 Transamerica Life Insurance Company changed various accounting policies to be in accordance with Actuarial Guideline 39.

As discussed in Note 2 to the financial statements, in 2001 Transamerica Life Insurance Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Insurance Division, Department of Commerce, of the State of Iowa.

/s/    ERNST & YOUNG LLP

Des Moines, Iowa

February 14, 2003

2

Transamerica Life Insurance Company

Balance Sheets—Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2002	2001
Admitted assets
Cash and invested assets:
Cash and short-term investments	$614,687	$193,296
Bonds	18,782,977	12,891,333
Preferred stocks:
Affiliated entities	991	761
Other	94,353	51,786
Common stocks:
Affiliated entities (cost: 2002 – $18,313; 2001 – $10,015)	250	257
Other (cost: 2002 – $104,470; 2001 – $91,042)	103,197	93,367
Mutual funds sponsored by affiliated entities (cost: 2002 – $4,689; 2001 – $4,403)	3,882	3,947
Mortgage loans on real estate	2,661,200	2,063,388
Real estate:
Home office properties	7,295	7,374
Properties acquired in satisfaction of debt	26,406	15,082
Investment properties	12,852	30,034
Policy loans	59,664	59,034
Net short-term notes receivable from affiliates	183,000	140,000
Other invested assets	517,285	413,500

Total cash and invested assets	23,068,039	15,963,159

Premiums deferred and uncollected	14,620	13,860
Accrued investment income	315,741	165,836
Reinsurance receivable	1,883	20,792
Federal and foreign income tax recoverable	13,782	—
Net deferred income tax asset	111,460	33,961
Accrued capital contribution	200,000	—
Other admitted assets	15,460	13,469
Separate account assets	7,784,759	5,304,781

Total admitted assets	$31,525,744	$21,515,858

3

	December 31
	2002	2001
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$2,438,160	$2,251,299
Annuity	11,786,082	7,402,612
Accident and health	466,263	384,234
Policy and contract claim reserves:
Life	17,458	13,561
Accident and health	29,712	28,202
Liabilities for deposit-type contracts	7,060,714	4,773,460
Other policyholders’ funds	2,460	2,147
Remittances and items not allocated	351,031	412,696
Asset valuation reserve	60,506	58,872
Interest maintenance reserve	—	26,415
Other liabilities	288,602	131,216
Reinsurance in unauthorized companies	3,453	1,605
Federal and foreign income taxes payable	—	32,064
Funds held under coinsurance and other reinsurance treaties	62,575	13,403
Transfers from separate accounts due or accrued	(328,108)	(150,654)
Payable for securities	36,001	119,715
Payable to affiliates	878	6,694
Separate account liabilities	7,740,502	5,259,079

Total liabilities	30,016,289	20,766,620

Capital and surplus:
Common stock, $10 per share par value, 500,000 shares authorized, 223,500 issued and outstanding shares	2,235	2,235
Preferred stock, $10 per share par value, 42,500 shares authorized, issued and outstanding	425	425
Surplus notes	575,000	—
Paid-in surplus	934,282	534,282
Unassigned surplus (deficit)	(2,487)	212,296

Total capital and surplus	1,509,455	749,238

Total liabilities and capital and surplus	$31,525,744	$21,515,858

See accompanying notes.

4

Transamerica Life Insurance Company

Statements of Operations—Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2002	2001	2000
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$517,384	$554,684	$882,537
Annuity	8,304,910	4,118,905	3,223,121
Accident and health	145,949	150,586	152,293
Net investment income	1,091,577	825,953	527,313
Amortization of interest maintenance reserve	1,447	3,503	3,867
Commissions and expense allowances on reinsurance ceded	29,704	(6,941)	19,668
Income from fees associated with investment management, administration and contract guarantees for separate accounts	81,946	60,188	62,982
Other income	182,409	167,901	7,274

	10,355,326	5,874,779	4,879,055
Benefits and expenses:
Benefits paid or provided for:
Life and accident and health	142,567	127,370	111,054
Surrender benefits	963,589	1,194,122	1,315,484
Other benefits	477,982	356,649	205,110
Increase in aggregate reserves for policies and contracts:
Life	186,782	141,397	556,724
Annuity	4,298,123	2,730,317	541,540
Accident and health	82,029	78,869	50,794
Other	—	—	5,986
Increase in liability for premium and other deposit funds	—	—	1,183,833

	6,151,072	4,628,724	3,970,525
Insurance expenses:
Commissions	521,704	290,622	196,101
General insurance expenses	101,855	81,737	58,019
Taxes, licenses and fees	15,630	15,934	26,740
Net transfers to separate accounts	3,540,518	823,622	515,325
Other expenses	23,294	14,980	240

	4,203,001	1,226,895	796,425

Total benefits and expenses	10,354,073	5,855,619	4,766,950
Gain from operations before dividends to policyholders, federal income tax expenses (benefit) and net realized capital losses on investments	1,253	19,160	112,105
Dividends to policyholders	497	545	536

Gain from operations before federal income tax expense and net realized capital losses	756	18,615	111,569
Federal income tax expense	19,389	28,149	51,251

Gain (loss) from operations before net realized capital losses on investments	(18,633)	(9,534)	60,318
Net realized capital losses on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve	(102,519)	(107,276)	(9,474)

Net income (loss)	$(121,152)	$(116,810)	$50,844

See accompanying notes.

5

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus—Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Surplus Notes	Paid-in Surplus	Unassigned Surplus (Deficit)	Total Capital and Surplus
Balance at January 1, 2000	$2,660	$—	$—	$154,282	$197,713	$354,655
Net income	—	—	—	—	50,844	50,844
Change in net unrealized capital gains/losses	—	—	—	—	(19,784)	(19,784)
Change in non-admitted assets	—	—	—	—	(1,210)	(1,210)
Change in asset valuation reserve	—	—	—	—	(2,999)	(2,999)
Tax benefit on stock options exercised	—	—	—	—	1,438	1,438
Change in surplus in separate accounts	—	—	—	—	(224)	(224)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	(495)	(495)
Capital contribution	—	—	—	100,000	—	100,000

Balance at December 31, 2000	2,660	—	—	254,282	225,283	482,225
Net loss	—	—	—	—	(116,810)	(116,810)
Change in net unrealized capital gains/losses	—	—	—	—	(10,700)	(10,700)
Change in non-admitted assets	—	—	—	—	(51,381)	(51,381)
Change in asset valuation reserve	—	—	—	—	47,320	47,320
Tax benefit on stock options exercised	—	—	—	—	897	897
Change in surplus in separate accounts	—	—	—	—	(3,378)	(3,378)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	(1,110)	(1,110)
Change in net deferred income tax	—	—	—	—	64,840	64,840
Cumulative effect of changes in accounting principles	—	—	—	—	23,045	23,045
Dividends to stockholder	—	—	—	—	(3,000)	(3,000)
Exchange of common stock for preferred stock	(425)	425	—	—	—	—
Reinsurance transactions	—	—	—	—	37,290	37,290
Capital contribution	—	—	—	280,000	—	280,000

Balance at December 31, 2001	2,235	425	—	534,282	212,296	749,238
Net loss	—	—	—	—	(121,152)	(121,152)
Change in net unrealized capital gains/losses	—	—	—	—	(68,482)	(68,482)
Change in non-admitted assets	—	—	—	—	(40,354)	(40,354)
Change in asset valuation reserve	—	—	—	—	(1,634)	(1,634)
Change in surplus in separate accounts	—	—	—	—	(2,521)	(2,521)
Change in provision for reinsurance in unauthorized companies	—	—	—	—	(1,848)	(1,848)
Change in net deferred income tax	—	—	—	—	109,575	109,575
Cumulative effect of changes in accounting principles	—	—	—	—	(65,363)	(65,363)
Change in reserve on account of change in valuation basis	—	—	—	—	(18,990)	(18,990)
Issuance of surplus notes	—	—	575,000	—	—	575,000
Reinsurance transactions	—	—	—	—	(4,120)	(4,120)
Capital contribution	—	—	—	400,000	—	400,000
Tax benefit on stock options exercised	—	—	—	—	106	106

Balance at December 31, 2002	$2,235	$425	$575,000	$934,282	$(2,487)	$1,509,455

See accompanying notes.

6

Transamerica Life Insurance Company

Statements of Cash Flow—Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2002	2001	2000
Operating activities
Premiums and other considerations received, net of reinsurance	$8,933,379	$4,802,420	$4,208,600
Allowances and reserve adjustments received on reinsurance ceded	25,667	30,459	19,764
Investment income received	1,043,968	763,113	508,646
Other income received	182,511	168,351	44,960
Life and accident and health claims	(136,633)	(125,561)	(114,001)
Surrender benefits and other fund withdrawals	(1,346,732)	(1,330,575)	(1,315,484)
Annuity and other benefits to policyholders	(237,595)	(169,748)	(164,778)
Commissions, other expenses and taxes paid	(638,931)	(394,194)	(267,005)
Dividends paid to policyholders	(566)	(566)	(603)
Federal income taxes received (paid)	(65,130)	1,524	(45,190)
Net transfers to separate accounts	(3,635,930)	(797,040)	(477,575)
Other	11,416	17,495	(28,172)

Net cash provided by operating activities	4,135,424	2,965,678	2,369,162
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	20,458,498	7,553,214	4,817,369
Stocks	63,253	80,053	51,093
Mortgage loans on real estate	142,834	178,704	129,336
Real estate	3,696	587	2,042
Other invested assets	70,148	37,923	14,237
Miscellaneous proceeds	—	661	129

Total investment proceeds	20,738,429	7,851,142	5,014,206
Income taxes received (paid) on net realized capital gains(losses)	8,725	(8,658)	5,199

Net proceeds from sales, maturities, or repayments of investments	20,747,154	7,842,484	5,019,405
Cost of investments acquired:
Bonds	(26,453,740)	(13,464,536)	(6,985,975)
Stocks	(118,500)	(134,774)	(58,001)
Mortgage loans on real estate	(739,171)	(659,618)	(372,757)
Real estate	(2,261)	1,592	(149)
Other invested assets	(199,836)	(241,521)	(121,685)
Miscellaneous applications	(176,501)	(38,461)	—

Total cost of investments acquired	(27,690,009)	(14,537,318)	(7,538,567)
Net decrease (increase) in policy loans	(630)	(1,463)	2,300

Net cost of investments acquired	(27,690,639)	(14,538,781)	(7,536,267)

Net cash used in investing activities	(6,943,485)	(6,696,297)	(2,516,862)

7

Transamerica Life Insurance Company

Statements of Cash Flow—Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2002	2001	2000
Financing and miscellaneous activities
Other cash provided:
Capital and surplus paid in	$775,000	$280,000	$100,000
Borrowed money	—	(6,200)	(138,300)
Deposits on deposit-type contract funds and other liabilities without life or disability contingencies	2,333,331	4,406,794	—
Other sources	317,218	354,709	338,402

Total cash provided	3,425,549	5,035,303	300,102
Other cash applied:
Dividends paid to stockholder	—	(3,000)	—
Withdrawals on deposit-type contract funds and other liabilities without life or disability contingencies	(74,026)	(944,380)	—
Other applications, net	(122,071)	(262,232)	(107,873)

Total other cash applied	(196,097)	(1,209,612)	(107,873)

Net cash provided by financing and miscellaneous activities	3,229,452	3,825,691	192,229

Net increase in cash and short-term investments	421,391	95,072	44,529
Cash and short-term investments at beginning of year	193,296	98,224	53,695

Cash and short-term investments at end of year	$614,687	$193,296	$98,224

See accompanying notes.

8

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Life Insurance Company (the Company) is a stock life insurance company and is a wholly-owned subsidiary of Transamerica Holding Company, LLC (Transamerica Holding) which, in turn, is a wholly-owned subsidiary of AEGON USA, Inc. (AEGON). AEGON is an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, as well as a broad line of single fixed and flexible premium annuity products and guaranteed interest contracts and funding agreements. In addition, the Company offers group life, universal life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia and Guam. Sales of the Company’s products are primarily through the Company’s agents and financial institutions.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

9

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or market value based on their rating by the National Association of Insurance Commissioners (NAIC) for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of capital and surplus for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Prior to April 1, 2001 under GAAP, changes in prepayment assumptions were accounted for in the same manner. Effective April 1, 2001 for GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the fair value. If high credit quality securities are adjusted, the retrospective method is used.

10

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of capital and surplus rather than to income as required for fair value hedges.

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value with changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus (deficit) rather than to income as would be required under GAAP.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

11

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Nonadmitted Assets: Certain assets designated as “nonadmitted” are excluded from the accompanying balance sheets and are charged directly to unassigned surplus (deficit). Under GAAP, such assets are included in the balance sheet.

12

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Universal Life and Annuity Policies: Subsequent to January 1, 2001, revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits expense. Interest on these policies are reflected in other benefits. Prior to January 1, 2001, all revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Under GAAP, for all annuity policies, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: A liability for reinsurance balances would be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes: Effective January 1, 2001, deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the

13

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are nonadmitted. Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

The effects of these variances have not been determined by the Company, but are presumed to be material.

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accretion of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of unaffiliated companies and affiliated mutual funds are carried at market value and the related unrealized capital gains or losses are reported in unassigned surplus. Stocks of affiliated companies are carried at equity in the underlying

14

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

net assets. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and limited partnerships and are recorded at equity in underlying net assets. Other “admitted assets” are valued principally at cost.

Net realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The AVR is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in market value that is other than temporary, the carrying value of the investment is reduced to its estimated realizable value, or fair value, and a specific writedown is taken. Such reductions in carrying value are recognized as realized losses on investments.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2002 and 2001, the Company excluded investment income due and accrued of $34,280 and $16,146, respectively, with respect to such practices.

15

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Generally, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. These swaps meet hedge accounting rules and are not marked to their current market value in the financial statements. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in the IMR or AVR if the underlying instrument receives that treatment.

The Company issues a product that provides the customer a return based on the Standard & Poors (S&P) 500 Index. The Company uses swaps that allow for an exchange of the increase in the S&P 500 Index over the life of the contract for payments based upon LIBOR rates. The Company has designated this swap as a hedge and, as such, the change in the value of the contract is recorded consistent with the related liability. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses are included in income in the period they are incurred.

The Company also utilizes credit default swaps in replication transactions. A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. The Company replicates investment grade corporate bonds by combining a AAA rated security as a cash component with a credit default swap. A premium is received by the Company on a periodic basis and recognized in investment income. In the event that the representative issuer defaults on its obligation referenced in the credit default swap contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss.

The Company has entered into interest rate cap agreements to hedge the exposure of changing interest rates. The cash flows from the interest rate caps will help offset losses that might occur from changes in interest rates. The cost of such agreement is included in interest expense ratably during the life of the agreement. Income received as a result of the cap agreement will be recognized in investment income as earned. The unamortized cost of the agreement is included in other invested assets.

16

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, and 1980 Commissioners’ Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.50 to 8.75 percent and mortality rates, where appropriate, from a variety of tables.

17

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in Statement of Statutory Accounting Principles (SSAP) No. 50, Classifications and Definitions of Insurance or Managed Care Contracts in Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus (deficit) and will be amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements, and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reflected as premiums, benefits, or changes in reserve in the statement of operations.

18

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Separate Accounts

Assets held in trust for purchases of variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

Premiums and Annuity Considerations

Subsequent to January 1, 2001, revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. These revenues are recognized when due. Premiums received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Prior to January 1, 2001, all life, annuity, accident and health premiums are recognized as revenue when due.

Stock Option Plan

AEGON N.V. sponsors a stock option plan that includes eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus (deficit).

Reclassifications

Certain reclassifications have been made to the 2001 and 2000 financial statements to conform to the 2002 presentation.

19

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

2. Accounting Changes

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Iowa. Effective January 1, 2001, the State of Iowa required that insurance companies domiciled in the State of Iowa prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of Iowa insurance commissioner.

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus (deficit) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principle, as an adjustment that increased capital and surplus, of $23,045 as of January 1, 2001. This amount included the establishment of deferred income tax assets of $19,124 and the release of mortgage loan prepayment fees from the IMR of $11,151, offset by the release of mortgage loan origination fees of $3,100, bond writedowns of $3,490, and the establishment of a vacation accrual of $640.

On December 31, 2002, the Company adopted the provisions of Actuarial Guideline 39 (“Guideline 39”). The purpose of Guideline 39 is to interpret the standards for the valuation of reserves for guaranteed living benefits included in variable deferred and immediate annuity contracts. The Company had previously provided reserves for such guarantees based on the accumulation of the amount charged to policyholders for these benefits. The cumulative effect of adopting Guideline 39 on December 31, 2002, was to increase reserves by $65,363, which was charged directly to unassigned surplus (deficit) as a change in accounting principle.

20

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

2. Accounting Changes (continued)

Effective January 1, 2003, the Company will adopt the provisions of Statutory Statement of Accounting Principles (SSAP) No. 86, Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions. SSAP No. 86 supercedes SSAP No. 31, Derivative Instruments, and is effective for derivative transactions entered into or modified on or after January 1, 2003. SSAP No. 31 continues to apply to derivative transactions in place prior to January 1, 2003, however the Company can elect to apply SSAP No. 86 to these transactions as well. The Company has elected to adopt SSAP No. 86 for all existing and future derivative transactions. SSAP No. 86 adopts the general framework of Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivatives and Hedging Activities, which addresses the accounting for derivatives in accordance with accounting principles generally accepted in the United States. SSAP No. 86 differs from SFAS No. 133 in that it allows the derivative instrument be carried consistent with the hedged item rather than at fair value. SSAP No. 86 also does not require the separate accounting for embedded derivatives as required by SFAS No. 133. The Company believes that the adoption of this statement will not have a material impact on the Company’s financial condition or results of operations in future periods.

3. Capital Structure

During 2001, the Company exchanged 42,500 shares of its common stock with 42,500 shares of preferred stock. The par value of the preferred stock is $10 per share and the liquidation value is equal to $1,364.70 per share. This per share liquidation value shall be adjusted proportionally to reflect any resulting increase or decrease in the number of outstanding shares of preferred stock. Holders of the preferred shares shall be entitled to receive dividends equal to the amount of income generated from a segregated pool of assets, including cash, cash equivalents, mortgages and debt securities and these dividends are cumulative in nature. Holders of the shares of preferred stock have no right to cause mandatory or optional redemption of the shares. At December 31, 2002, cumulative unpaid dividends relating to the preferred shares were $5,942.

At December 31, 2002, the Company accrued $200,000 for a capital contribution receivable from its parent. This capital contribution has been carried as an admitted asset based on approval from the Insurance Division, Department of Commerce, of the State of Iowa and receipt of the capital contribution prior to the filing of the annual statement, in accordance with SSAP No. 72.

21

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

3. Capital Structure (continued)

During 2002, the Company received $575,000 from Transamerica Holding in exchange for surplus notes. These notes are due 20 years from the date of issuance and are subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, the holders of the issued and outstanding preferred stock shall be entitled to priority only with respect to accumulated but unpaid dividends before the holder of the surplus notes and full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company. Additional information related to the surplus notes at December 31, 2002 is as follows:

Date Issued	Interest Rate	Original Amount of Notes	Balance Out-standing at End of Year	Interest Paid Current Year	Total Interest Paid	Accrued Interest
September 30, 2002	6.0%	$275,000	$275,000	$—	$—	$4,125
December 30, 2002	6.0	300,000	300,000	—	—	50

Total		$575,000	$575,000	$—	$—	$4,175

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate their fair values.

22

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

4. Fair Values of Financial Instruments (continued)

Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities, including affiliated mutual funds, are based on quoted market prices.

Mortgage loans on real estate and policy loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

Interest rate caps and swaps: Estimated fair value of interest rate caps are based upon the latest quoted market price. Estimated fair value of swaps, including interest rate and currency swaps, are based upon the pricing differential for similar swap agreements. The related carrying value of these items is included with other invested assets.

Separate Account Assets: The fair value of separate account assets are based on quoted market prices.

Investment contracts: Fair values for the Company’s liabilities under investment-type insurance contracts, which include guaranteed interest contracts and funding agreements, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Net short-term receivable from affiliates: The fair values for short-term notes receivable from affiliates are assumed to equal their carrying amount.

Separate account annuity liabilities: Separate account annuity liabilities approximate the market value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

23

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

4. Fair Values of Financial Instruments (continued)

Fair values for the Company’s insurance contracts other than investment contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2002		2001
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash and short-term investments	$614,687	$614,687	$193,296	$193,296
Bonds	18,782,977	19,176,826	12,891,333	12,936,983
Preferred stocks, other than affiliates	94,353	92,279	51,786	49,549
Common stocks, other than affiliates	103,197	103,197	93,367	93,367
Mutual funds sponsored by affiliated entities	3,882	3,882	3,947	3,947
Mortgage loans on real estate	2,661,200	2,895,363	2,063,388	2,117,378
Policy loans	59,664	59,664	59,034	59,034
Net short-term notes receivable from affiliates	183,000	183,000	140,000	140,000
Interest rate caps	72	9	1,406	3
Swaps	(89,890)	(126,004)	(29,268)	(140,307)
Separate account assets	7,784,759	7,784,759	5,304,781	5,304,781

Liabilities
Investment contract liabilities	18,846,796	18,894,175	12,176,072	12,109,052
Separate account annuity liabilities	6,253,739	6,248,530	4,172,376	4,102,548

24

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments

The carrying amounts and estimated fair values of investments in bonds and preferred stocks were as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2002
Bonds:
United States Government and agencies	$943,736	$11,094	$3,766	$951,064
State, municipal, and other government	472,741	42,834	18,952	496,623
Public utilities	1,005,793	56,296	50,462	1,011,627
Industrial and miscellaneous	8,534,474	472,777	114,699	8,892,552
Mortgage and other asset-backed securities	7,826,233	157,025	158,298	7,824,960

	18,782,977	740,026	346,177	19,176,826
Preferred stocks	94,353	249	2,323	92,279
Affiliated preferred stocks	991	—	—	991

	$18,878,321	$740,275	$348,500	$19,270,096

December 31, 2001
Bonds:
United States Government and agencies	$116,098	$1,806	$889	$117,015
State, municipal, and other government	245,626	13,251	16,610	242,267
Public utilities	922,762	20,165	12,901	930,026
Industrial and miscellaneous	5,598,744	123,985	94,570	5,628,159
Mortgage and other asset-backed securities	6,008,103	61,403	49,990	6,019,516

	12,891,333	220,610	174,960	12,936,983
Preferred stocks	51,786	254	2,491	49,549
Affiliated preferred stocks	761	—	—	761

	$12,943,880	$220,864	$177,451	$12,987,293

25

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

The carrying amounts and estimated fair values of bonds at December 31, 2002, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$201,013	$203,750
Due after one year through five years	3,745,339	3,857,772
Due after five years through ten years	4,613,891	4,857,979
Due after ten years	2,396,501	2,432,365

	10,956,744	11,351,866
Mortgage and other asset-backed securities	7,826,233	7,824,960

	$18,782,977	$19,176,826

A detail of net investment income is presented below:

	Year Ended December 31
	2002	2001	2000
Interest on bonds and preferred stock	$956,905	$684,756	$421,931
Dividends on equity investments	2,065	1,362	644
Interest on mortgage loans	161,211	147,811	111,356
Rental income on real estate	8,253	8,289	8,070
Interest on policy loans	3,945	4,269	4,248
Other investment income	12,230	16,058	4,549

Gross investment income	1,144,609	862,545	550,798

Less investment expenses	53,032	36,592	23,485

Net investment income	$1,091,577	$825,953	$527,313

26

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

Proceeds from sales and maturities of bonds and preferred stocks and related gross realized gains and losses were as follows:

	Year Ended December 31
	2002	2001	2000
Proceeds	20,462,679	$7,556,980	$4,817,508

Gross realized gains	$152,259	$82,314	$24,440
Gross realized losses	(250,673)	(123,094)	(55,422)

Net realized losses	$(98,414)	$(40,780)	$(30,982)

Gross realized losses for the years ended December 31, 2002 and 2001 include $103,424 and $86,275, respectively, which relates to losses recognized on other than temporary declines in market value of debt securities.

At December 31, 2002, investments with an aggregate carrying value of $57,201 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Realized investment gains (losses) and changes in unrealized gains/losses on investments are summarized below:

	Realized
	Year Ended December 31
	2002	2001	2000
Bonds and preferred stocks	$(98,414)	$(40,780)	$(30,982)
Equity securities	3,695	6,266	5,551
Mortgage loans on real estate	374	—	2,659
Real estate	(3,193)	399	220
Short-term investments	—	661	9
Other invested assets	(47,253)	(40,788)	(7,690)

	(144,791)	(74,242)	(30,233)

Tax effect	8,725	(8,658)	5,199
Transfer from (to) interest maintenance reserve	33,547	(24,376)	15,560

Net realized losses	$(102,519)	$(107,276)	$(9,474)

27

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

	Change in Unrealized
	Year Ended December 31
	2002	2001	2000
Bonds	$27,211	$15,112	$(20,789)
Preferred stocks	(3,606)	3,437	4,462
Common stocks	(3,598)	(7,270)	(249)
Affiliated entities	(129)	(15,246)	(3,506)
Mortgage loans on real estate	452	(834)	296
Other invested assets	(28,463)	712	183
Real estate	298	—	(181)
Derivative instruments	(60,647)	(6,611)	—

Change in unrealized gains/losses	$(68,482)	$(10,700)	$(19,784)

Gross unrealized gains and gross unrealized losses on unaffiliated common stocks are as follows:

	December 31
	2002	2001
Unrealized gains	$1,703	$4,025
Unrealized losses	(2,976)	(1,700)

Net unrealized gains (losses)	$(1,273)	$2,325

During 2002, the Company issued mortgage loans with interest rates ranging from 3.65% to 7.77%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 84%. Mortgage loans with a carrying value of $31,999 were non-income producing for the previous 180 days. Accrued interest of $2,531 related to these mortgage loans was excluded from investment income at December 31, 2002. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

28

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

At December 31, 2002 and 2001, the Company held a mortgage loan loss reserve in the asset valuation reserve of $18,989 and $18,991, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution				Property-Type Distribution
	December 31			December 31
	2002	2001		2002	2001
South Atlantic	27%	30%	Office	42%	42%
Pacific	24	28	Industrial	19	18
E. North Central	14	14	Apartment	18	16
Mountain	11	8	Retail	16	19
Middle Atlantic	10	9	Other	5	5
W. North Central	6	3
W. South Central	4	4
New England	3	3
E. South Central	1	1

The Company utilizes a variety of off-balance sheet financial instruments as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. These instruments include interest rate swaps and caps. All involve elements of credit and market risks in excess of the amounts recognized in the accompanying financial statements at a given point in time. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

The Company enters into various interest-rate swap agreements in the normal course of business primarily as a means of managing its interest rate exposure. Interest rate swap agreements generally involve the periodic exchange of fixed rate interest and floating rate interest payments by applying a specified market index to the underlying contract or notional amount, without exchanging the underlying notional amounts. Interest rate swap agreements are intended primarily for asset and liability management. The differential to be paid or received on those interest rate swap agreements that are designated as hedges of financial assets is recorded on an accrual basis as a component of net investment income. The differential to be paid or received on those interest rate swap agreements that are designated as hedges of financial liabilities is recorded as interest income. While

29

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

the Company is not exposed to credit risk with respect to the notional amounts of the interest rate swap agreements, the Company is subject to credit risk from potential nonperformance of counterparties throughout the contract periods. The amounts potentially subject to such credit risk are much smaller than the notional amounts. The Company controls this credit risk by entering into transactions with only a selected number of high quality institutions, establishing credit limits and maintaining collateral when appropriate. Generally, the Company is subject to basis risk when an interest rate swap agreement is funded.

Interest rate basis swaps are used in the overall asset/liability management process to modify the interest rate characteristics of the underlying liability to mitigate the basis risk of assets and liabilities resetting on different indices. These interest rate swaps generally provide for the exchange of the difference between a floating rate on one index to a floating rate of another, based upon an underlying notional amount. Generally, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. These swaps meet hedge accounting rules and are not marked to their current market value in the financial statements. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in the IMR or AVR if the underlying instrument receives that treatment.

The Company may invest in capped floating rate commercial mortgage loans and use interest rate caps to convert the commercial mortgage loan into a pure floating rate asset in order to meet its overall asset/liability strategy. Each mortgage loan is hedged individually and the relevant terms of the asset and derivative must be the same. These caps require a premium to be paid at the onset of the contract and the Company benefits from the receipt of payments should rates rise above the strike rate. These derivatives meet hedge accounting rules and are carried at amortized cost in the financial statements. A gain or loss upon early termination would be reflected in the IMR similar to the underlying instrument.

The Company may issue foreign denominated assets or liabilities. Cross currency swaps are utilized to convert the asset or liability to a U.S. dollar denominated security. A cash payment is often exchanged at the outset of the swap contract that represents the present value of cash flows of the instrument. This may result because the derivative is being purchased between coupon periods or the rates in the swap are not at market. A single net payment is exchanged each due date as well as at the end of the contract. Each asset or liability is hedged individually and terms of the swap must substantially meet the terms of the underlying instrument. These swaps meet hedge accounting rules and are carried at

30

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

book value. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in the IMR or AVR if the underlying instrument receives that treatment.

The Company also utilizes credit default swaps in replication transactions. At December 31, 2002, the Company had replicated assets with a fair value of $221,709 and credit default swaps with a fair value of $(4,161). At December 31, 2001, the Company did not have any outstanding replication transactions. During the year ended December 31, 2002, 2001, and 2000, the Company recognized capital losses in the amount of $ -0-, $20,125 and $ -0- related to replication transactions.

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. The Company’s exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. This exposure includes settlement risk (risk that the counterparty defaults after the Company has delivered funds or securities under the terms of the contract) which results in an accounting loss and replacement cost risk (cost to replace the contract at current market rates should the counterparty default prior to the settlement date). There is no off-balance sheet exposure to credit risk that would result in an immediate accounting loss (settlement risk) associated with counterparty nonperformance on interest rate swap agreements. Interest rate swap agreements are subject to replacement cost risk, which equals the cost to replace those contracts in a net gain position should a counterparty default. These instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. At December 31, 2002, the aggregate credit exposure for these instruments was $170,472.

At December 31, 2002 and 2001, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2002	2001
Derivative securities:
Interest rate and currency swaps:
Receive fixed – pay floating	$3,907,327	$2,235,687
Receive floating – pay fixed	3,770,710	2,283,912
Receive floating (uncapped) – pay floating (capped)	3,262,219	1,808,116
Receive floating (LIBOR) – pay floating (S&P)	45,000	45,000
Interest rate cap agreements	33,904	541,172

31

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Reinsurance assumption and cession treaties are transacted primarily with affiliates. Premiums earned reflect the following reinsurance assumed and ceded amounts:

	Year Ended December 31
	2002	2001	2000
Direct premiums	$9,070,709	$4,855,609	$3,205,023
Reinsurance assumed	249,010	261,194	1,177,833
Reinsurance ceded	(351,476)	(292,628)	(124,905)

Net premiums earned	$8,968,243	$4,824,175	$4,257,951

The Company received reinsurance recoveries in the amount of $122,531, $135,889, and $123,039 during 2002, 2001, and 2000, respectively. At December 31, 2002 and 2001, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $4,238 and $5,419, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2002 and 2001 of $1,468,069 and $1,447,904, respectively.

At December 31, 2002, amounts recoverable from unauthorized reinsurers of $4,315 (2001 – $5,747) and reserve credits for reinsurance ceded of $142,819 (2001 – $115,987) were associated with a single reinsurer and its affiliates. The Company holds collateral under these reinsurance agreements in the form of trust agreements totaling $51,333 at December 31, 2002, that can be drawn on for amounts that remain unpaid for more than 120 days.

32

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

6. Reinsurance (continued)

During 2001, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd., an affiliate of the Company. Under the terms of this transaction, the Company ceded the obligation of future guaranteed minimum death benefits included in certain of its variable annuity contracts. The difference between the initial premiums ceded of $13,402 and the reserve credit taken of $64,235 was credited directly to unassigned surplus on a net of tax basis. During 2002, $3,304 of the initial gain was amortized into earnings, with a corresponding charge to unassigned surplus. The Company holds collateral in the form of letters of credit of $80,000.

Additionally, in 2001, the Company entered into a reinsurance transaction with an unaffiliated company to cede certain annuity benefits on an inforce group of contracts. The gain from this transaction of $4,249 was credited directly to unassigned surplus. During 2002, $816 of the initial gain was amortized into earnings, with a corresponding charge to unassigned surplus.

7. Income Taxes

The main components of net deferred income taxes:

	December 31
	2002	2001
Deferred income tax assets:
Guaranty funds	$5,445	$6,362
Non-admitted assets	6,401	1,711
Loss carryforwards	23,244	—
Deferred acquisition costs	136,324	105,210
Reserves	69,185	32,767
Unrealized capital losses	78,471	61,483
Other	7,196	7,609

Total deferred income tax assets	326,266	215,142

Deferred income tax assets – nonadmitted	181,489	149,413

Deferred income tax liabilities:
Partnerships	721	1,335
Real estate	1,217	1,222
Unrealized capital gains	29,544	29,184
Other	1,835	27

Total deferred income tax liabilities	$33,317	$31,768

33

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

7. Income Taxes (continued)

The change in net deferred income tax assets and deferred income tax assets – nonadmitted are as follows:

	Year Ended December 31
	2002	2001
Change in net deferred income tax asset	$109,574	$64,840

Change in deferred income tax assets - nonadmitted	32,076	50,003

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains/losses on investments for the following reasons:

	Year ended December 31
	2002	2001	2000
Income tax computed at federal statutory rate (35%)	$265	$6,515	$39,049
Deferred acquisition costs – tax basis	30,953	22,560	24,629
Depreciation	(148)	104	(207)
Dividends received deduction	(2,413)	(2,228)	(1,802)
IMR amortization	(506)	(1,226)	(1,353)
Investment income items	(4,934)	(4,937)	(3,866)
Low income housing credits	(6,051)	(5,725)	(4,328)
Prior year under (over) accrual	740	(918)	(3,947)
Reinsurance transactions	(1,442)	13,051	—
Tax reserve adjustment	4,675	2,705	2,569
Other	(1,750)	(1,752)	507

Federal income tax expense	$19,389	$28,149	$51,251

34

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

7. Income Taxes (continued)

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its parent and other affiliated companies. Under the terms of a tax sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined in the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 1995. The examination fieldwork for 1996 through 1997 has been completed and a protest of findings has been filed with the Appeals Office of the Internal Revenue Service. An examination is underway for 1998 through 2000.

Capital loss carryforwards of $64,412 originated during 2002 and will expire in 2007 if unused.

Prior to 1984, as provided for under the Life insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the “policyholders’ surplus account” (PSA). No federal income taxes have been provided for in the financial statements for income deferred in the PSA ($20,387 at December 31, 2002). To the extent that dividends are paid from the amount accumulated in the PSA, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the PSA account become taxable, the tax thereon computed at the current rates would amount to approximately $7,135.

35

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relate to liabilities established on a variety of the Company’s annuity and deposit-type products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

	December 31
	2002		2001
	Amount	Percent of Total	Amount	Percent of Total
Subject to discretionary withdrawal with market value adjustment	$1,684,200	6%	$567,505	3%
Subject to discretionary withdrawal at book value less surrender charge	7,425,333	28	4,359,812	25
Subject to discretionary withdrawal at market value	5,926,569	22	3,869,101	22
Subject to discretionary withdrawal at book value (minimal or no charges or adjustments)	4,281,342	16	3,845,030	22
Not subject to discretionary withdrawal provision	7,278,306	28	5,061,818	28

	26,595,750	100%	17,703,266	100%

Less reinsurance ceded	1,378,208		1,411,628

Total policy reserves on annuities and deposit-type liabilities	$25,217,542		$16,291,638

Included in the liability for deposit-type contracts at December 31, 2002 and 2001 are approximately $5,141,000 and $3,405,000, respectively, of funding agreements issued to special purpose entities in conjunction with non-recourse medium-term note programs. Under these programs, the proceeds from each note series issuance is used to purchase a funding agreement from an affiliated Company which secures that particular series of notes. The funding agreement is reinsured to the Company. In general, the payment terms of the note series match the payment terms of the funding agreement that secures that series. Claims for principal and interest for these funding agreements are afforded equal priority as other policyholders. At December 31, 2002, the contractual maturities were 2003 - $770,000; 2004 - $150,000; 2005 - $780,000; 2006 $1,140,000; 2007 - $1,370,000 and thereafter - $931,000.

36

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2002, 2001, and 2000 is as follows:

	Guaranteed Separate Account	Nonguaranteed Separate Account	Total
Premiums, deposits, and other considerations for the year ended December 31, 2002	$175,000	$2,958,899	$3,133,899

Reserves for separate accounts with assets at:
Fair value	$—	$6,953,417	$6,953,417
Amortized cost	369,996	—	369,996

Total	$369,996	$6,953,417	$7,323,413

Premiums, deposits, and other considerations for the year ended December 31, 2001	$59,498	$1,221,739	$1,281,237

Reserves for separate accounts with assets at:
Fair value	$—	$4,574,436	$4,574,436
Amortized cost	175,950	—	175,950

Total	$175,950	$4,574,436	$4,750,386

Premiums, deposits, and other considerations for the year ended December 31, 2000	$100,000	$743,550	$843,550

Reserves for separate accounts with assets at:
Fair value	$—	$4,273,977	$4,273,977
Amortized cost	106,754	—	106,754

Total	$106,754	$4,273,977	$4,380,731

37

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2002	2001	2000
Transfers as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$3,133,334	$1,281,237	$843,530
Transfers from separate accounts	402,618	(456,777)	(325,645)

Net transfers to separate accounts	3,535,952	824,460	517,885
Miscellaneous reconciling adjustments	4,566	(838)	(2,560)

Transfers as reported in the summary of operations of the life, accident and health annual statement	$3,540,518	$823,622	$515,325

At December 31, 2002, the Company had separate account annuities with guaranteed living benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
Guaranteed minimum income benefit	$4,684,220	$79,728	$—
Guaranteed premium accumulation fund	21,052	2,892	—

Reserves on the Company’s traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2002 and 2001, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

38

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

	Gross	Loading	Net
December 31, 2002
Life and annuity:
Ordinary direct first year business	$3,909	$2,741	$1,168
Ordinary direct renewal business	18,510	5,270	13,240
Group life direct business	216	105	111

Total life and annuity	22,635	8,116	14,519
Accident and health:
Direct	101	—	101

Total accident and health	101	—	101

	$22,736	$8,116	$14,620

December 31, 2001
Life and annuity:
Ordinary direct first year business	$2,646	$1,788	$858
Ordinary direct renewal business	18,679	5,914	12,765
Group life direct business	245	116	129

Total life and annuity	21,570	7,818	13,752
Accident and health:
Direct	108	—	108

Total accident and health	108	—	108

	$21,678	$7,818	$13,860

At December 31, 2002 and 2001, the Company had insurance in force aggregating $121,707 and $65,715, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $3,813 and $2,139 to cover these deficiencies at December 31, 2002 and 2001, respectively.

During 2002, the Company converted to a new reserve valuation system for fixed deferred annuities and variable annuities. The new valuation system, which provides for more precise calculations, caused general account reserves to increase by $18,990 and separate account reserves to increase by $914. The amounts relating to the general account were credited directly to unassigned surplus. The amounts related to the separate accounts are included in the change in surplus in separate accounts in the 2002 Statement of Changes in Capital and Surplus.

39

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

9. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its parent company. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory capital and surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2003, without the prior approval of insurance regulatory authorities, is $150,679.

The Company paid dividends to its parent of $3,000 in 2001.

Life/health insurance companies are subject to certain Risk-Based Capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2002, the Company meets the RBC requirements.

10. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on expense in accordance with Statement of Financial Accounting Standards No. 87 as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. Pension expense aggregated $784, $665, and $457 for the years ended December 31, 2002, 2001, and 2000, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company’s employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the

40

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

10. Retirement and Compensation Plans (continued)

plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $353, $314, and $310 for the years ended December 31, 2002, 2001, and 2000, respectively.

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2002, 2001, and 2000 was negligible. AEGON also sponsors an employee stock option plan for individuals employed at least three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $95, $94, and $41 for the years ended December 31, 2002, 2001, and 2000, respectively.

11. Related Party Transactions

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2002, 2001, and 2000, the Company paid $57,691, $33,505, and $21,115, respectively, for these services, which approximates their costs to the affiliates.

41

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

11. Related Party Transactions (continued)

Payables to affiliates bear interest at the thirty-day commercial paper rate. During 2002, 2001, and 2000, the Company paid net interest of $2,292, $1,966, and $1,234, respectively, to affiliates.

During 2002 and 2001, the Company received capital contributions of $200,000 and $280,000, respectively, in cash from its parent. Also during 2002, the Company has accrued capital contributions of $200,000. In addition, in 2002, the Company received a surplus note of $575,000.

At December 31, 2002, the Company has net short-term notes receivable from an affiliate of $183,000. At December 31, 2001, the Company had net short-term notes receivable of $140,000. Interest on these notes accrues based on the 30-day commercial paper rate at the time of issuance.

During 1998, the Company issued life insurance policies to certain affiliated companies, covering the lives of certain employees of those affiliates. Aggregate reserves for policies and contracts related to these policies are $218,024 and $209,491 at December 31, 2002 and 2001, respectively.

12. Commitments and Contingencies

The Company has issued Trust (synthetic) GIC contracts to defined benefit plan sponsors totaling $1,180,932 and $607,317 at December 31, 2002 and 2001, respectively, pursuant to terms under which the plan sponsor retains ownership of the assets related to these contracts. The Company guarantees to provide benefit responsiveness in the event that plan benefit requests and other contractual commitments exceed plan cash flows. The plan sponsor agrees to reimburse the Company for such benefit payments with interest, either at a fixed or floating rate, from future plan and asset cash flows. In return for this guarantee, the Company receives a premium which varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow matching. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material effect on reported financial results. The assets relating to such contracts are not recognized in the Company’s statutory-basis financial statements. A contract reserve has been established for the possibility of unexpected benefit payments at below market interest rates.

42

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

12. Commitments and Contingencies (continued)

The Company may pledge assets as collateral for transactions involving funding agreements and reverse repurchase agreements. At December 31, 2002, the Company has pledged invested assets with a carrying value and market value of $1,251,633 and $1,249,984, respectively, in conjunction with these transactions.

The Company may lend securities to approved broker and other parties to earn additional income. The Company receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of loaned securities is determined at the close of business and any additional required collateral is delivered to the Company on the next business day. Although risk is mitigated by collateral, the account could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. At December 31, 2002 and 2001, the value of securities loaned amounted to $1,319,849 and $496,277, respectively.

The Company has contingent commitments for $151,470 at December 31, 2002 for joint ventures, partnerships, and limited liability companies.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $15,557 and $18,200 and an offsetting premium tax benefit of $7,236 and $7,316 at December 31, 2002 and 2001, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (benefit) was $(2,425), $(1,943), and $1,134 for the years ended December 31, 2002, 2001, and 2000, respectively.

43

Statutory-Basis Financial

Statement Schedules

Transamerica Life Insurance Company

(Formerly PFL Life Insurance Company)

Summary of Investments—Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2002

SCHEDULE I

Type of Investment	Cost(1)	Market Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States Government and government agencies and authorities	$964,033	$972,180	$964,033
States, municipalities and political subdivisions	1,263,086	1,282,169	1,263,086
Foreign governments	434,322	463,003	434,322
Public utilities	1,005,793	1,011,627	1,005,793
All other corporate bonds	15,111,509	15,443,155	15,111,509
Redeemable preferred stocks	94,353	92,279	94,353

Total fixed maturities	18,873,096	19,264,413	18,873,096

Equity securities
Common stocks:
Banks, trust and insurance	45,000	45,000	45,000
Industrial, miscellaneous and all other	59,470	58,197	58,197

Total equity securities	104,470	103,197	103,197

Mortgage loans on real estate	2,661,200		2,661,200
Real estate	46,553		46,553
Policy loans	59,664		59,664
Other long-term investments	517,285		517,285
Cash and short-term investments	614,687		614,687

Total investments	$22,876,955		$22,875,682

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

45

Transamerica Life Insurance Company

(Formerly PFL Life Insurance Company)

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written
Year ended December 31, 2002
Individual life	$2,436,834	$—	$17,216	$516,751	$150,633	$309,835	$359,370
Individual health	310,926	10,881	12,570	98,628	17,831	103,672	30,235	$98,530
Group life and health	139,299	6,481	17,384	47,955	9,497	58,103	19,544	73,575
Annuity	11,786,084	—	—	8,304,909	913,616	5,679,462	3,793,852

	$14,673,143	$17,362	$47,170	$8,968,243	$1,091,577	$6,151,072	$4,203,001

Year ended December 31, 2001
Individual life	$2,249,755	$—	$13,452	$553,951	$146,877	$211,100	$658,786
Individual health	241,856	10,971	11,019	97,541	21,406	90,991	40,757	$97,144
Group life and health	125,564	7,387	17,292	53,778	12,054	61,171	24,416	52,600
Annuity	7,402,612	—	—	4,118,905	645,616	4,265,462	502,936

	$10,019,787	$18,358	$41,763	$4,824,175	$825,953	$4,628,724	$1,226,895

Year ended December 31, 2000
Individual life	$2,107,973	$—	$9,993	$881,370	$132,477	$649,924	$476,394
Individual health	179,488	10,825	11,585	88,222	14,132	71,399	39,427	$88,000
Group life and health	109,570	7,014	20,816	64,955	11,008	45,383	33,422	63,474
Annuity	4,577,664	—	—	3,223,404	369,696	3,203,819	247,182

	$6,974,695	$17,839	$42,394	$4,257,951	$527,313	$3,970,525	$796,425

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

46

Transamerica Life Insurance Company

(Formerly PFL Life Insurance Company)

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2002
Life insurance in force	$13,710,176	$2,010,948	$99,989	$11,799,217	1%

Premiums:
Individual life	$567,557	$54,771	$3,965	$516,751	1%
Individual health	98,530	1,054	1,152	98,628	1%
Group life and health	73,575	50,977	25,357	47,955	53%
Annuity	8,331,047	244,674	218,536	8,304,909	3%

	$9,070,709	$351,476	$249,010	$8,968,243	3%

Year ended December 31, 2001
Life insurance in force	$12,213,483	$1,679,015	$100,311	$10,634,779	1%

Premiums:
Individual life	$547,754	$(2,497)	$3,700	$553,951	1%
Individual health	98,925	2,167	783	97,541	1
Group life and health	127,085	85,018	11,711	53,778	22
Annuity	4,081,845	207,940	245,000	4,118,905	6

	$4,855,609	$292,628	$261,194	$4,824,175	5%

Year ended December 31, 2000
Life insurance in force	$9,477,758	$1,088,937	$70,808	$8,459,629	1%

Premiums:
Individual life	$882,584	$4,575	$3,361	$881,370	1%
Individual health	92,426	4,204	—	88,222	—
Group life and health	173,505	108,550	—	64,955	—
Annuity	2,056,508	7,576	1,174,472	3,223,404	36

	$3,205,023	$124,905	$1,177,833	$4,257,951	28%

47

FINANCIAL STATEMENTS

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Year Ended December 31, 2002

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Financial Statements

Year Ended December 31, 2002

Report of Independent Auditors

The Board of Directors and Contract Owners

of Transamerica Landmark Variable Annuity,

Transamerica Life Insurance Company

We have audited the accompanying statements of assets and liabilities of certain subaccounts of Transamerica Life Insurance Company Separate Account VA B (comprised of the Aggressive Asset Allocation, Conservative Asset Allocation, Moderate Asset Allocation, Moderately Aggressive Asset Allocation, Alger Aggressive Growth, American Century Income & Growth, American Century International, BlackRock Global Science & Technology, BlackRock Mid Cap Growth, Capital Guardian Global, Capital Guardian U.S. Equity, Capital Guardian Value, Clarion Real Estate Securities, Dreyfus Small Cap Value, Gabelli Global Growth, Great Companies—AmericaSM, Great Companies—Global2, Great Companies—TechnologySM, Janus Balanced (A/T), Janus Global (A/T), Janus Growth II (A/T), Jennison Growth, J.P. Morgan Enhanced Index, Marsico Growth, MFS High Yield, PBHG Mid Cap Growth, PBHG/NWQ Value Select, PIMCO Total Return, Salomon All Cap, Transamerica Convertible Securities, Transamerica Equity, Transamerica Growth Opportunities, Transamerica U. S. Government Securities, T. Rowe Price Dividend Growth, T. Rowe Price Equity Income, T. Rowe Price Growth Stock, T. Rowe Price Small Cap, Van Kampen Active International Allocation, Van Kampen Asset Allocation, Van Kampen Money Market, Van Kampen Emerging Growth, AIM V.I. Basic Value, AIM V.I. Capital Appreciation, Alliance Growth & Income, Alliance Premier Growth, Janus Aspen—Aggressive Growth, Janus Aspen—Strategic Value, Janus Aspen—Worldwide Growth, MFS New Discovery, MFS Total Return, Fidelity—VIP Contrafund®, Fidelity—VIP Equity-Income, Fidelity—VIP Growth, Fidelity—VIP Growth Opportunities, Fidelity—VIP Mid Cap, and Fidelity—VIP Value Strategies subaccounts), which are available for investment by contract owners of the Transamerica Landmark Variable Annuity, as of December 31, 2002, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

1

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2002, by correspondence with the mutual funds’ transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Transamerica Life Insurance Company Separate Account VA B, which are available for investment by contract owners of Transamerica Landmark Variable Annuity, at December 31, 2002, and the results of their operations and changes in their net assets for the periods indicated thereon in conformity with accounting principles generally accepted in the United States.

/s/    ERNST & YOUNG LLP

Des Moines, Iowa

January 31, 2003

2

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Aggressive Asset Allocation Subaccount	Conservative Asset Allocation Subaccount	Moderate Asset Allocation Subaccount	Moderately Aggressive Asset Allocation Subaccount
Assets
Investment in securities:
Number of shares	7,604,401.308	6,079,071.637	17,047,265.458	18,813,710.462

Cost	$62,430,723	$54,675,341	$150,344,959	$160,605,643

Investments in mutual funds, at net asset value	$62,127,959	$55,258,761	$150,186,409	$160,292,813
Receivable for units sold	—	2	2,211	56

Total assets	62,127,959	55,258,763	150,188,620	160,292,869

Liabilities
Payable for units redeemed	23	—	—	—

	$62,127,936	$55,258,763	$150,188,620	$160,292,869

Net Assets:
Deferred annuity contracts terminable by owners	$62,127,936	$55,258,763	$150,188,620	$160,292,869

Total net assets	$62,127,936	$55,258,763	$150,188,620	$160,292,869

Accumulation units outstanding:
M&E—1.25%	2,047,523	3,595,370	5,390,194	6,980,994

M&E—1.30%	16,272,593	11,591,535	32,222,771	33,222,410

M&E—1.40%	178,360	746,980	1,196,692	1,743,855

M&E—1.50%	5,448,131	10,107,974	18,670,906	20,258,775

M&E—1.55%	48,989,835	31,505,052	104,369,373	118,865,183

M&E—1.80%	810,014	748,363	2,178,355	609,931

M&E—2.05%	3,449,066	3,351,966	9,034,340	9,307,646

Accumulation unit value:
M&E—1.25%	$0.806199	$0.897884	$0.869359	$0.840747

M&E—1.30%	$0.805934	$0.897589	$0.869075	$0.840459

M&E—1.40%	$0.805402	$0.896994	$0.868490	$0.839908

M&E—1.50%	$0.804872	$0.896399	$0.867926	$0.839352

M&E—1.55%	$0.804600	$0.896108	$0.867636	$0.839081

M&E—1.80%	$0.803272	$0.894630	$0.866203	$0.837699

M&E—2.05%	$0.801958	$0.893163	$0.864789	$0.836320

See accompanying notes.

3

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Alger Aggressive Growth Subaccount	American Century Income & Growth Subaccount	American Century International Subaccount	BlackRock Global Science & Technology Subaccount
Assets
Investment in securities:
Number of shares	1,009,118.755	2,378,685.315	3,006,507.010	292,785.815

Cost	$13,947,599	$19,763,170	$18,391,351	$2,053,262

Investments in mutual funds, at net asset value	$10,817,753	$18,173,156	$18,069,107	$1,947,026
Receivable for units sold	—	8	53,374	—

Total assets	10,817,753	18,173,164	18,122,481	1,947,026

Liabilities
Payable for units redeemed	—	—	—	1

	$10,817,753	$18,173,164	$18,122,481	$1,947,025

Net Assets:
Deferred annuity contracts terminable by owners	$10,817,753	$18,173,164	$18,122,481	$1,947,025

Total net assets	$10,817,753	$18,173,164	$18,122,481	$1,947,025

Accumulation units outstanding:
M&E—1.25%	3,083,224	4,169,281	3,121,700	528,425

M&E—1.30%	1,725,780	3,502,740	4,394,828	460,379

M&E—1.40%	1,362,625	448,419	367,641	184,318

M&E—1.50%	5,252,715	8,626,061	5,365,085	191,579

M&E—1.55%	10,356,730	6,650,328	13,365,483	1,133,713

M&E—1.80%	165,731	85,386	37,845	98,911

M&E—2.05%	362,736	462,303	504,009	122,739

Accumulation unit value:
M&E—1.25%	$0.583701	$0.748541	$0.642367	$0.716831

M&E—1.30%	$0.719046	$0.823545	$0.791709	$0.716588

M&E—1.40%	$0.372085	$0.746690	$0.640777	$0.716123

M&E—1.50%	$0.581289	$0.745459	$0.639710	$0.715648

M&E—1.55%	$0.370627	$0.744847	$0.639197	$0.715409

M&E—1.80%	$0.716679	$0.820840	$0.789104	$0.714234

M&E—2.05%	$0.715503	$0.819488	$0.787811	$0.713056

See accompanying notes.

4

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	BlackRock Mid Cap Growth Subaccount	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount
Assets
Investment in securities:
Number of shares	499,465.098	5,436,743.962	8,391,871.232	12,775,213.952

Cost	$3,808,116	$56,834,610	$70,133,845	$217,104,456

Investments in mutual funds, at net asset value	$3,711,026	$46,157,956	$62,015,928	$167,994,063
Receivable for units sold	—	39	34	10

Total assets	3,711,026	46,157,995	62,015,962	167,994,073

Liabilities
Payable for units redeemed	—	—	—	—

	$3,711,026	$46,157,995	$62,015,962	$167,994,073

Net Assets:
Deferred annuity contracts terminable by owners	$3,711,026	$46,157,995	$62,015,962	$167,994,073

Total net assets	$3,711,026	$46,157,995	$62,015,962	$167,994,073

Accumulation units outstanding:
M&E—1.25%	156,314	4,401,119	6,239,923	11,347,938

M&E—1.30%	1,232,088	5,399,047	5,767,437	10,709,509

M&E—1.40%	43,125	5,723,655	6,725,430	36,172,249

M&E—1.50%	298,947	18,240,697	28,296,057	43,997,546

M&E—1.55%	2,846,993	21,713,817	42,547,064	26,205,443

M&E—1.80%	68,423	147,751	421,226	467,803

M&E—2.05%	252,629	1,828,885	1,897,206	3,163,627

Accumulation unit value:
M&E—1.25%	$0.758849	$0.695651	$0.711263	$0.801427

M&E—1.30%	$0.758594	$0.808601	$0.792055	$0.779903

M&E—1.40%	$0.758097	$0.898194	$0.635616	$1.811637

M&E—1.50%	$0.757595	$0.692795	$0.708345	$0.798116

M&E—1.55%	$0.757342	$0.891692	$0.631386	$1.796659

M&E—1.80%	$0.756091	$0.805929	$0.789456	$0.777326

M&E—2.05%	$0.754855	$0.804614	$0.788153	$0.776052

See accompanying notes.

5

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Clarion Real Estate Securities Subaccount	Dreyfus Small Cap Value Subaccount	Gabelli Global Growth Subaccount	Great Companies— AmericaSM Subaccount
Assets
Investment in securities:
Number of shares	1,613,166.390	16,095,599.414	2,580,702.862	1,571,659.523

Cost	$18,323,702	$215,461,213	$18,609,054	$13,280,614

Investments in mutual funds, at net asset value	$18,406,229	$122,809,424	$17,574,586	$12,384,677
Receivable for units sold	8,063	—	12	7

Total assets	18,414,292	122,809,424	17,574,598	12,384,684

Liabilities
Payable for units redeemed	—	1,191	—	—

	$18,414,292	$122,808,233	$17,574,598	$12,384,684

Net Assets:
Deferred annuity contracts terminable by owners	$18,414,292	$122,808,233	$17,574,598	$12,384,684

Total net assets	$18,414,292	$122,808,233	$17,574,598	$12,384,684

Accumulation units outstanding:
M&E—1.25%	792,282	18,748,751	2,789,797	2,083,388

M&E—1.30%	4,809,430	1,856,271	2,629,382	1,180,076

M&E—1.40%	1,574,107	28,193,803	549,726	601,157

M&E—1.50%	3,369,677	60,192,374	7,893,871	6,760,297

M&E—1.55%	8,236,721	11,809,554	9,633,053	5,007,706

M&E—1.80%	176,979	92,717	125,297	25,051

M&E—2.05%	848,817	65,591	468,547	318,778

Accumulation unit value:
M&E—1.25%	$0.931052	$0.585256	$0.737695	$0.770822

M&E—1.30%	$0.930745	$0.624786	$0.853824	$0.844812

M&E—1.40%	$0.930127	$1.891803	$0.686395	$0.768919

M&E—1.50%	$0.929516	$0.582857	$0.734658	$0.767645

M&E—1.55%	$0.929213	$1.876147	$0.684125	$0.767017

M&E—1.80%	$0.927684	$0.622732	$0.851017	$0.842029

M&E—2.05%	$0.926167	$0.621703	$0.849612	$0.840650

See accompanying notes.

6

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Great Companies— Global[2] Subaccount	Great Companies— TechnologySM Subaccount	Janus Balanced (A/T) Subaccount	Janus Global (A/T) Subaccount
Assets
Investment in securities:
Number of shares	576,932.722	2,853,580.247	952,842.613	84,537.126

Cost	$3,263,602	$9,397,098	$9,016,528	$2,164,109

Investments in mutual funds, at net asset value	$3,213,515	$7,504,916	$9,042,476	$1,112,509
Receivable for units sold	—	11	—	—

Total assets	3,213,515	7,504,927	9,042,476	1,112,509

Liabilities
Payable for units redeemed	—	—	1	1

	$3,213,515	$7,504,927	$9,042,475	$1,112,508

Net Assets:
Deferred annuity contracts terminable by owners	$3,213,515	$7,504,927	$9,042,475	$1,112,508

Total net assets	$3,213,515	$7,504,927	$9,042,475	$1,112,508

Accumulation units outstanding:
M&E—1.25%	464,437	1,730,930	500,675	—

M&E—1.30%	157,820	806,633	3,101,509	—

M&E—1.40%	281,734	207,033	308,853	1,036,171

M&E—1.50%	1,265,458	6,860,882	869,260	—

M&E—1.55%	2,372,385	5,763,700	4,327,619	1,545,679

M&E—1.80%	21,098	17,752	218,782	—

M&E—2.05%	288,580	67,211	294,907	—

Accumulation unit value:
M&E—1.25%	$0.714658	$0.473501	$0.941146	—

M&E—1.30%	$0.825826	$0.714332	$0.940839	—

M&E—1.40%	$0.603147	$0.472335	$0.940213	$0.431915

M&E—1.50%	$0.711719	$0.471553	$0.939595	—

M&E—1.55%	$0.601160	$0.471165	$0.939281	$0.430212

M&E—1.80%	$0.823112	$0.711979	$0.937747	—

M&E—2.05%	$0.821759	$0.710805	$0.936208	—

See accompanying notes.

7

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Janus Growth II (A/T) Subaccount	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount
Assets
Investment in securities:
Number of shares	4,661,724.702	3,444,658.842	7,923,705.399	1,121,249.962

Cost	$225,937,589	$32,654,306	$106,954,057	$9,427,855

Investments in mutual funds, at net asset value	$151,785,756	$19,634,555	$78,761,632	$7,534,800
Receivable for units sold	—	5	112	6

Total assets	151,785,756	19,634,560	78,761,744	7,534,806

Liabilities
Payable for units redeemed	12	—	—	—

	$151,785,744	$19,634,560	$78,761,744	$7,534,806

Net Assets:
Deferred annuity contracts terminable by owners	$151,785,744	$19,634,560	$78,761,744	$7,534,806

Total net assets	$151,785,744	$19,634,560	$78,761,744	$7,534,806

Accumulation units outstanding:
M&E—1.25%	3,218,087	1,555,209	8,837,569	2,233,807

M&E—1.30%	973,676	1,582,639	4,217,770	—

M&E—1.40%	6,592,144	8,979,133	11,986,885	668,734

M&E—1.50%	6,262,949	6,747,096	34,686,230	7,381,423

M&E—1.55%	2,126,561	13,224,888	31,707,542	1,701,805

M&E—1.80%	47,054	142,934	194,733	—

M&E—2.05%	126,351	378,341	1,116,494	—

Accumulation unit value:
M&E—1.25%	$0.537330	$0.597188	$0.669596	$0.646422

M&E—1.30%	$0.795832	$0.753450	$0.802779	—

M&E—1.40%	$16.755634	$0.593335	$1.042538	$0.566427

M&E—1.50%	$0.535125	$0.594744	$0.666840	$0.643764

M&E—1.55%	$16.617109	$0.588432	$1.033936	$0.564189

M&E—1.80%	$0.793221	$0.750968	$0.800129	—

M&E—2.05%	$0.791916	$0.749731	$0.798818	—

See accompanying notes.

8

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	MFS High Yield Subaccount	PBHG Mid Cap Growth Subaccount	PBHG/NWQ Value Select Subaccount	PIMCO Total Return Subaccount
Assets
Investment in securities:
Number of shares	6,343,522.193	2,508,410.384	2,781,573.367	10,188,282.070

Cost	$55,381,231	$21,813,603	$35,942,436	$105,093,836

Investments in mutual funds, at net asset value	$56,013,301	$17,333,116	$32,349,698	$108,199,556
Receivable for units sold	22	—	—	25,235

Total assets	56,013,323	17,333,116	32,349,698	108,224,791

Liabilities
Payable for units redeemed	—	2	10	—

	$56,013,323	$17,333,114	$32,349,688	$108,224,791

Net Assets:
Deferred annuity contracts terminable by owners	$56,013,323	$17,333,114	$32,349,688	$108,224,791

Total net assets	$56,013,323	$17,333,114	$32,349,688	$108,224,791

Accumulation units outstanding:
M&E—1.25%	6,412,067	4,711,090	6,009,671	4,642,514

M&E—1.30%	4,756,359	1,949,902	6,281,487	16,193,915

M&E—1.40%	8,693,529	3,522,543	2,977,284	4,322,292

M&E—1.50%	18,043,446	9,102,841	12,275,127	19,080,763

M&E—1.55%	18,401,319	17,682,201	10,573,632	53,034,314

M&E—1.80%	332,138	40,618	93,171	1,106,132

M&E—2.05%	825,866	485,350	766,008	4,549,830

Accumulation unit value:
M&E—1.25%	$0.988505	$0.582935	$0.800587	$1.053222

M&E—1.30%	$0.989712	$0.746244	$0.809708	$1.052874

M&E—1.40%	$0.966374	$0.352803	$0.886287	$1.052178

M&E—1.50%	$0.984455	$0.580537	$0.797294	$1.051492

M&E—1.55%	$0.959844	$0.351418	$0.882787	$1.051137

M&E—1.80%	$0.986461	$0.743777	$0.807044	$1.049414

M&E—2.05%	$0.984831	$0.742552	$0.805713	$1.047694

See accompanying notes.

9

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Salomon All Cap Subaccount	Transamerica Convertible Securities Subaccount	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount
Assets
Investment in securities:
Number of shares	9,119,783.847	548,022.403	4,316,464.109	2,035,210.715

Cost	$104,950,286	$5,113,862	$67,885,900	$21,370,211

Investments in mutual funds, at net asset value	$88,461,903	$5,107,569	$59,308,217	$19,497,319
Receivable for units sold	—	2	151	137

Total assets	88,461,903	5,107,571	59,308,368	19,497,456

Liabilities
Payable for units redeemed	7,863	—	—	—

	$88,454,040	$5,107,571	$59,308,368	$19,497,456

Net Assets:
Deferred annuity contracts terminable by owners	$88,454,040	$5,107,571	$59,308,368	$19,497,456

Total net assets	$88,454,040	$5,107,571	$59,308,368	$19,497,456

Accumulation units outstanding:
M&E—1.25%	14,674,763	165,973	10,730,370	2,610,644

M&E—1.30%	8,348,762	919,309	5,140,665	2,847,006

M&E—1.40%	4,621,749	206,157	2,487,782	315,301

M&E—1.50%	55,161,128	659,733	46,586,222	9,004,244

M&E—1.55%	35,683,761	2,992,675	26,955,005	6,063,012

M&E—1.80%	513,010	76,976	391,808	54,242

M&E—2.05%	2,186,350	515,615	1,409,673	478,803

Accumulation unit value:
M&E—1.25%	$0.703500	$0.924287	$0.670137	$0.938318

M&E—1.30%	$0.768745	$0.923984	$0.842931	$0.792775

M&E—1.40%	$0.771838	$0.923378	$0.517494	$0.936005

M&E—1.50%	$0.700615	$0.922763	$0.667381	$0.934457

M&E—1.55%	$0.768775	$0.922464	$0.515473	$0.933700

M&E—1.80%	$0.766218	$0.920948	$0.840150	$0.790161

M&E—2.05%	$0.764956	$0.919433	$0.838775	$0.788866

See accompanying notes.

10

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Transamerica U.S. Government Securities Subaccount	T. Rowe Price Dividend Growth Subaccount	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount
Assets
Investment in securities:
Number of shares	11,095,816.166	1,166,328.144	14,395,731.501	8,326,031.618

Cost	$132,637,074	$10,869,169	$257,507,913	$175,424,887

Investments in mutual funds, at net asset value	$136,700,455	$9,109,023	$220,110,735	$125,639,817
Receivable for units sold	25,063	—	—	—

Total assets	136,725,518	9,109,023	220,110,735	125,639,817

Liabilities
Payable for units redeemed	—	1	660	727

	$136,725,518	$9,109,022	$220,110,075	$125,639,090

Net Assets:
Deferred annuity contracts terminable by owners	$136,725,518	$9,109,022	$220,110,075	$125,639,090

Total net assets	$136,725,518	$9,109,022	$220,110,075	$125,639,090

Accumulation units outstanding:
M&E—1.25%	15,577,969	2,815,008	16,419,150	6,936,916

M&E—1.30%	8,143,202	—	15,052,754	8,100,586

M&E—1.40%	28,356,604	996,021	44,648,715	25,335,193

M&E—1.50%	32,959,959	6,502,904	48,994,386	28,064,440

M&E—1.55%	22,641,545	1,380,385	29,383,210	19,614,258

M&E—1.80%	252,341	—	599,216	290,588

M&E—2.05%	1,455,442	—	2,599,296	1,452,575

Accumulation unit value:
M&E—1.25%	$1.062441	$0.772679	$0.851550	$0.712910

M&E—1.30%	$1.042912	—	$0.841110	$0.817448

M&E—1.40%	$1.475683	$0.813944	$2.022500	$2.070419

M&E—1.50%	$1.058073	$0.769517	$0.848065	$0.709982

M&E—1.55%	$1.465892	$0.810733	$2.005805	$2.053295

M&E—1.80%	$1.039480	—	$0.838349	$0.814764

M&E—2.05%	$1.037786	—	$0.836971	$0.813420

See accompanying notes.

11

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount	Van Kampen Asset Allocation Subaccount	Van Kampen Money Market Subaccount
Assets
Investment in securities:
Number of shares	5,512,692.153	8,042,701.740	13,047,093.996	181,917,746.140

Cost	$48,935,113	$108,123,579	$250,682,077	$181,917,746

Investments in mutual funds, at net asset value	$43,936,156	$61,044,106	$167,655,158	$181,917,746
Receivable for units sold	—	25	86	7,453

Total assets	43,936,156	61,044,131	167,655,244	181,925,199

Liabilities
Payable for units redeemed	7,824	—	—	—

	$43,928,332	$61,044,131	$167,655,244	$181,925,199

Net Assets:
Deferred annuity contracts terminable by owners	$43,928,332	$61,044,131	$167,655,244	$181,925,199

Total net assets	$43,928,332	$61,044,131	$167,655,244	$181,925,199

Accumulation units outstanding:
M&E—1.25%	8,366,243	2,803,080	6,862,818	13,933,851

M&E—1.30%	7,877,697	2,057,277	2,183,386	16,901,541

M&E—1.40%	2,895,466	39,574,470	44,933,517	37,095,715

M&E—1.50%	20,851,241	6,281,324	40,793,056	38,423,033

M&E—1.55%	28,125,885	13,027,592	12,786,605	41,664,706

M&E—1.80%	239,235	112,873	28,893	1,141,546

M&E—2.05%	1,406,961	501,698	220,638	3,929,350

Accumulation unit value:
M&E—1.25%	$0.685942	$0.680836	$0.796805	$1.011588

M&E—1.30%	$0.744004	$0.824046	$0.874009	$0.999405

M&E—1.40%	$0.545628	$1.003493	$2.216306	$1.366869

M&E—1.50%	$0.683124	$0.678033	$0.793528	$1.007422

M&E—1.55%	$0.543474	$0.995170	$2.197980	$1.355594

M&E—1.80%	$0.741544	$0.821327	$0.871131	$0.996112

M&E—2.05%	$0.740331	$0.819975	$0.869699	$0.994483

See accompanying notes.

12

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Van Kampen Emerging Growth Subaccount	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount	Alliance Growth & Income Subaccount
Assets
Investment in securities:
Number of shares	2,098,172.901	3,113,175.570	239,036.811	3,044,713.998

Cost	$33,234,444	$25,287,891	$3,972,988	$59,264,586

Investments in mutual funds, at net asset value	$27,276,248	$24,780,878	$3,915,423	$50,207,334
Receivable for units sold	—	12	—	2

Total assets	27,276,248	24,780,890	3,915,423	50,207,336

Liabilities
Payable for units redeemed	43,912	—	—	—

	$27,232,336	$24,780,890	$3,915,423	$50,207,336

Net Assets:
Deferred annuity contracts terminable by owners	$27,232,336	$24,780,890	$3,915,423	$50,207,336

Total net assets	$27,232,336	$24,780,890	$3,915,423	$50,207,336

Accumulation units outstanding:
M&E—1.25%	7,038,253	2,012,386	144,395	12,175,695

M&E—1.30%	5,192,990	6,110,741	1,752,166	5,408,751

M&E—1.40%	721,754	296,591	24,623	2,716,484

M&E—1.50%	21,742,735	5,443,086	515,930	33,301,694

M&E—1.55%	13,553,493	17,650,405	2,260,736	15,483,398

M&E—1.80%	258,197	261,484	100	194,203

M&E—2.05%	558,295	924,598	238,406	806,408

Accumulation unit value:
M&E—1.25%	$0.533456	$0.759054	$0.794340	$0.711608

M&E—1.30%	$0.723956	$0.758797	$0.794074	$0.788553

M&E—1.40%	$0.532132	$0.758298	$0.793548	$0.709849

M&E—1.50%	$0.531264	$0.757796	$0.793030	$0.708682

M&E—1.55%	$0.530826	$0.757548	$0.792764	$0.708109

M&E—1.80%	$0.721570	$0.756303	$0.791459	$0.785944

M&E—2.05%	$0.720387	$0.755058	$0.790158	$0.784658

See accompanying notes.

13

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Alliance Premier Growth Subaccount	Janus Aspen— Aggressive Growth Subaccount	Janus Aspen— Strategic Value Subaccount	Janus Aspen—Worldwide Growth Subaccount
Assets
Investment in securities:
Number of shares	1,054,344.296	490,993.002	417,177.735	1,231,243.721

Cost	$21,702,121	$9,116,370	$3,729,827	$30,693,409

Investments in mutual funds, at net asset value	$18,229,613	$7,669,311	$2,932,759	$25,794,556
Receivable for units sold	7	—	3	25

Total assets	18,229,620	7,669,311	2,932,762	25,794,581

Liabilities
Payable for units redeemed	—	4	—	—

	$18,229,620	$7,669,307	$2,932,762	$25,794,581

Net Assets:
Deferred annuity contracts terminable by owners	$18,229,620	$7,669,307	$2,932,762	$25,794,581

Total net assets	$18,229,620	$7,669,307	$2,932,762	$25,794,581

Accumulation units outstanding:
M&E—1.25%	4,924,351	2,759,066	1,016,550	7,852,956

M&E—1.30%	1,718,231	897,152	—	4,008,647

M&E—1.40%	410,119	901,502	709,442	1,453,192

M&E—1.50%	13,221,726	5,373,366	1,820,029	16,227,439

M&E—1.55%	9,542,227	6,913,929	749,117	13,613,687

M&E—1.80%	44,323	47,519	—	103,985

M&E—2.05%	612,050	96,244	—	485,119

Accumulation unit value:
M&E—1.25%	$0.584791	$0.546769	$0.685852	$0.614202

M&E—1.30%	$0.783412	$0.797389	—	$0.781122

M&E—1.40%	$0.583349	$0.284558	$0.681560	$0.496347

M&E—1.50%	$0.582390	$0.544519	$0.683026	$0.611673

M&E—1.55%	$0.581903	$0.310792	$0.679339	$0.494711

M&E—1.80%	$0.780824	$0.794771	—	$0.778551

M&E—2.05%	$0.779541	$0.793465	—	$0.777262

See accompanying notes.

14

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	MFS New Discovery Subaccount	MFS Total Return Subaccount	Fidelity—VIP Contrafund® Subaccount	Fidelity—VIP Equity-Income Subaccount
Assets
Investment in securities:
Number of shares	1,022,034.135	1,574,139.052	3,139,087.318	2,144,983.455

Cost	$10,947,191	$26,617,154	$59,149,600	$42,829,799

Investments in mutual funds, at net asset value	$10,608,714	$26,839,071	$56,346,617	$38,609,702
Receivable for units sold	—	86	—	132

Total assets	10,608,714	26,839,157	56,346,617	38,609,834

Liabilities
Payable for units redeemed	1	—	3	—

	$10,608,713	$26,839,157	$56,346,614	$38,609,834

Net Assets:
Deferred annuity contracts terminable by owners	$10,608,713	$26,839,157	$56,346,614	$38,609,834

Total net assets	$10,608,713	$26,839,157	$56,346,614	$38,609,834

Accumulation units outstanding:
M&E—1.25%	320,317	1,530,546	7,592,743	6,893,554

M&E—1.30%	2,385,266	7,312,400	11,668,556	5,651,940

M&E—1.40%	92,261	514,613	3,557,303	2,697,459

M&E—1.50%	2,689,420	2,874,746	17,988,365	18,718,379

M&E—1.55%	8,172,000	13,059,065	27,676,731	13,330,401

M&E—1.80%	115,379	464,042	415,942	250,458

M&E—2.05%	430,329	3,504,023	2,610,177	1,171,144

Accumulation unit value:
M&E—1.25%	$0.748106	$0.918965	$0.845652	$0.767303

M&E—1.30%	$0.747860	$0.918659	$0.863856	$0.819327

M&E—1.40%	$0.747360	$0.918050	$0.709863	$0.827945

M&E—1.50%	$0.746874	$0.917454	$0.842179	$0.764145

M&E—1.55%	$0.746621	$0.917149	$0.707070	$0.824682

M&E—1.80%	$0.745393	$0.915635	$0.861015	$0.816627

M&E—2.05%	$0.744169	$0.914134	$0.859599	$0.815292

See accompanying notes.

15

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Fidelity—VIP Growth Subaccount	Fidelity—VIP Growth Opportunities Subaccount	Fidelity—VIP Mid Cap Subaccount	Fidelity—VIP Value Strategies Subaccount
Assets
Investment in securities:
Number of shares	807,496.706	291,118.537	5,964,419.114	2,572,217.386

Cost	$21,330,461	$4,025,700	$108,672,205	$20,681,653

Investments in mutual funds, at net asset value	$18,741,999	$3,388,620	$103,721,248	$20,449,128
Receivable for units sold	—	1	—	20,069

Total assets	18,741,999	3,388,621	103,721,248	20,469,197

Liabilities
Payable for units redeemed	67	—	22,584	—

	$18,741,932	$3,388,621	$103,698,664	$20,469,197

Net Assets:
Deferred annuity contracts terminable by owners	$18,741,932	$3,388,621	$103,698,664	$20,469,197

Total net assets	$18,741,932	$3,388,621	$103,698,664	$20,469,197

Accumulation units outstanding:
M&E—1.25%	4,515,281	1,226,463	11,051,231	717,257

M&E—1.30%	4,073,700	—	12,764,576	5,912,036

M&E—1.40%	723,194	311,208	5,814,927	125,892

M&E—1.50%	10,076,118	2,953,633	43,590,836	2,425,398

M&E—1.55%	10,196,876	521,532	36,830,261	16,309,229

M&E—1.80%	42,886	—	644,526	250,402

M&E—2.05%	640,288	—	2,797,026	1,620,340

Accumulation unit value:
M&E—1.25%	$0.598043	$0.703559	$0.914603	$0.749434

M&E—1.30%	$0.744894	—	$0.858157	$0.749188

M&E—1.40%	$0.596567	$0.549208	$0.941019	$0.748696

M&E—1.50%	$0.595582	$0.700666	$0.910846	$0.748203

M&E—1.55%	$0.595094	$0.547049	$0.937298	$0.747954

M&E—1.80%	$0.742445	—	$0.855329	$0.746720

M&E—2.05%	$0.741225	—	$0.853928	$0.745495

See accompanying notes.

16

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Aggressive Asset Allocation Subaccount(1)	Conservative Asset Allocation Subaccount(1)	Moderate Asset Allocation Subaccount(1)	Moderately Aggressive Asset Allocation Subaccount(1)
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charge	199,208	176,199	428,870	465,946

Net investment income (loss)	(199,208)	(176,199)	(428,870)	(465,946)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	277,221	3,885,268	240,773	42
Cost of investments sold	335,093	4,019,073	275,790	42

Net realized capital gains (losses) on investments	(57,872)	(133,805)	(35,017)	—
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	(302,764)	583,420	(158,550)	(312,830)

Net change in unrealized appreciation/depreciation of investments	(302,764)	583,420	(158,550)	(312,830)

Net realized and unrealized capital gains (losses) on investments	(360,636)	449,615	(193,567)	(312,830)

Increase (decrease) in net assets from operations	$(559,844)	$273,416	$(622,437)	$(778,776)

See accompanying notes.

17

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Alger Aggressive Growth Subaccount	American Century Income & Growth Subaccount	American Century International Subaccount	BlackRock Global Science & Technology Subaccount(1)
Net investment income (loss)
Income:
Dividends	$—	$3,364	$19,117	$—
Expenses:
Administrative, mortality and expense risk charge	106,936	135,016	87,444	4,462

Net investment income (loss)	(106,936)	(131,652)	(68,327)	(4,462)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	462,350	1,541,799	6,277,774	126,871
Cost of investments sold	879,346	1,785,374	7,284,068	141,878

Net realized capital gains (losses) on investments	(416,996)	(243,575)	(1,006,294)	(15,007)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(494,838)	80,704	(4,537)	—
End of period	(3,129,846)	(1,590,014)	(322,244)	(106,236)

Net change in unrealized appreciation/depreciation of investments	(2,635,008)	(1,670,718)	(317,707)	(106,236)

Net realized and unrealized capital gains (losses) on investments	(3,052,004)	(1,914,293)	(1,324,001)	(121,243)

Increase (decrease) in net assets from operations	$(3,158,940)	$(2,045,945)	$(1,392,328)	$(125,705)

See accompanying notes.

18

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	BlackRock Mid Cap Growth Subaccount(1)	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount
Net investment income (loss)
Income:
Dividends	$—	$57,393	$153,166	$6,158,010
Expenses:
Administrative, mortality and expense risk charge	12,628	425,948	523,383	2,103,550

Net investment income (loss)	(12,628)	(368,555)	(370,217)	4,054,460
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	45,163	1,029,604	378,205	2,683,174
Cost of investments sold	54,637	1,248,985	409,878	2,709,080

Net realized capital gains (losses) on investments	(9,474)	(219,381)	(31,673)	(25,906)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	(5,250,348)	(65,253)	(9,867,146)
End of period	(97,090)	(10,676,654)	(8,117,917)	(49,110,393)

Net change in unrealized appreciation/depreciation of investments	(97,090)	(5,426,306)	(8,052,664)	(39,243,247)

Net realized and unrealized capital gains (losses) on investments	(106,564)	(5,645,687)	(8,084,337)	(39,269,153)

Increase (decrease) in net assets from operations	$(119,192)	$(6,014,242)	$(8,454,554)	$(35,214,693)

See accompanying notes.

19

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Clarion Real Estate Securities Subaccount(1)	Dreyfus Small Cap Value Subaccount	Gabelli Global Growth Subaccount	Great Companies—AmericaSM Subaccount
Net investment income (loss)
Income:
Dividends	$105,291	$23,431,376	$39,567	$21,225
Expenses:
Administrative, mortality and expense risk charge	77,404	2,082,525	142,368	103,675

Net investment income (loss)	27,887	21,348,851	(102,801)	(82,450)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	6,944	—	—	—
Proceeds from sales	1,491,565	7,764,374	1,380,050	3,255,035
Cost of investments sold	1,645,530	14,448,580	1,735,576	3,928,634

Net realized capital gains (losses) on investments	(147,021)	(6,684,206)	(355,526)	(673,599)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	1,395,165	(23,936)	52,989
End of period	82,527	(92,651,789)	(1,034,468)	(895,937)

Net change in unrealized appreciation/depreciation of investments	82,527	(94,046,954)	(1,010,532)	(948,926)

Net realized and unrealized capital gains (losses) on investments	(64,494)	(100,731,160)	(1,366,058)	(1,622,525)

Increase (decrease) in net assets from operations	$(36,607)	$(79,382,309)	$(1,468,859)	$(1,704,975)

See accompanying notes.

20

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Great Companies— Global[2] Subaccount	Great Companies— TechnologySM Subaccount	Janus Balanced (A/T) Subaccount(1)	Janus Global (A/T) Subaccount
Net investment income (loss)
Income:
Dividends	$1,311	$—	$—	$39,215
Expenses:
Administrative, mortality and expense risk charge	23,337	62,421	25,887	23,049

Net investment income (loss)	(22,026)	(62,421)	(25,887)	16,166
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	1,113,851	491,494	284,038	701,124
Cost of investments sold	1,294,557	609,589	292,782	1,648,133

Net realized capital gains (losses) on investments	(180,706)	(118,095)	(8,744)	(947,009)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	29,651	28,964	—	(1,476,945)
End of period	(50,087)	(1,892,182)	25,948	(1,051,600)

Net change in unrealized appreciation/depreciation of investments	(79,738)	(1,921,146)	25,948	425,345

Net realized and unrealized capital gains (losses) on investments	(260,444)	(2,039,241)	17,204	(521,664)

Increase (decrease) in net assets from operations	$(282,470)	$(2,101,662)	$(8,683)	$(505,498)

See accompanying notes.

21

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Janus Growth II (A/T) Subaccount	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$290,427	$9,417
Expenses:
Administrative, mortality and expense risk charge	2,866,831	279,102	1,001,552	100,862

Net investment income (loss)	(2,866,831)	(279,102)	(711,125)	(91,445)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	49,313,965	1,930,760	5,567,273	1,171,119
Cost of investments sold	44,545,910	3,559,045	7,707,254	1,551,487

Net realized capital gains (losses) on investments	4,768,055	(1,628,285)	(2,139,981)	(380,368)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	10,387,171	(7,464,616)	(11,400,599)	(86,288)
End of period	(74,151,833)	(13,019,751)	(28,192,425)	(1,893,055)

Net change in unrealized appreciation/depreciation of investments	(84,539,004)	(5,555,135)	(16,791,826)	(1,806,767)

Net realized and unrealized capital gains (losses) on investments	(79,770,949)	(7,183,420)	(18,931,807)	(2,187,135)

Increase (decrease) in net assets from operations	$(82,637,780)	$(7,462,522)	$(19,642,932)	$(2,278,580)

See accompanying notes.

22

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	MFS High Yield Subaccount	PBHG Mid Cap Growth Subaccount	PBHG/NWQ Value Select Subaccount	PIMCO Total Return Subaccount(1)
Net investment income (loss)
Income:
Dividends	$771,008	$—	$503,058	$—
Expenses:
Administrative, mortality and expense risk charge	434,415	167,578	298,075	391,352

Net investment income (loss)	336,593	(167,578)	204,983	(391,352)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	331,429	—
Proceeds from sales	20,428,658	824,263	1,551,940	1,985,904
Cost of investments sold	20,476,303	2,170,464	1,901,466	1,922,961

Net realized capital gains (losses) on investments	(47,645)	(1,346,201)	(18,097)	62,943
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	194,966	(2,111,125)	59,367	—
End of period	632,070	(4,480,487)	(3,592,738)	3,105,720

Net change in unrealized appreciation/depreciation of investments	437,104	(2,369,362)	(3,652,105)	3,105,720

Net realized and unrealized capital gains (losses) on investments	389,459	(3,715,563)	(3,670,202)	3,168,663

Increase (decrease) in net assets from operations	$726,052	$(3,883,141)	$(3,465,219)	$2,777,311

See accompanying notes.

23

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Salomon All Cap Subaccount	Transamerica Convertible Securities Subaccount(1)	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount
Net investment income (loss)
Income:
Dividends	$709,220	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charge	856,364	18,274	561,637	144,861

Net investment income (loss)	(147,144)	(18,274)	(561,637)	(144,861)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	123,394	—	—	—
Proceeds from sales	1,582,224	123,692	660,150	1,557,757
Cost of investments sold	2,205,812	131,278	1,277,417	1,392,720

Net realized capital gains (losses) on investments	(500,194)	(7,586)	(617,267)	165,037
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	261,633	—	(799,134)	227,986
End of period	(16,488,383)	(6,293)	(8,577,683)	(1,872,892)

Net change in unrealized appreciation/depreciation of investments	(16,750,016)	(6,293)	(7,778,549)	(2,100,878)

Net realized and unrealized capital gains (losses) on investments	(17,250,210)	(13,879)	(8,395,816)	(1,935,841)

Increase (decrease) in net assets from operations	$(17,397,354)	$(32,153)	$(8,957,453)	$(2,080,702)

See accompanying notes.

24

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Transamerica U.S. Government Securities Subaccount	T. Rowe Price Dividend Growth Subaccount	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount
Net investment income (loss)
Income:
Dividends	$2,061,844	$46,038	$2,308,366	$55,385
Expenses:
Administrative, mortality and expense risk charge	1,289,686	114,846	2,775,617	1,694,757

Net investment income (loss)	772,158	(68,808)	(467,251)	(1,639,372)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	3,462,970	—
Proceeds from sales	8,663,197	666,124	2,728,774	5,311,980
Cost of investments sold	8,643,323	746,989	2,793,972	5,423,043

Net realized capital gains (losses) on investments	19,874	(80,865)	3,397,772	(111,063)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	100,281	85,290	(4,826,007)	(19,011,005)
End of period	4,063,381	(1,760,146)	(37,397,178)	(49,785,070)

Net change in unrealized appreciation/depreciation of investments	3,963,100	(1,845,436)	(32,571,171)	(30,774,065)

Net realized and unrealized capital gains (losses) on investments	3,982,974	(1,926,301)	(29,173,399)	(30,885,128)

Increase (decrease) in net assets from operations	$4,755,132	$(1,995,109)	$(29,640,650)	$(32,524,500)

See accompanying notes.

25

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount	Van Kampen Asset Allocation Subaccount	Van Kampen Money Market Subaccount
Net investment income (loss)
Income:
Dividends	$—	$128,940	$4,078,293	$1,730,592
Expenses:
Administrative, mortality and expense risk charge	306,264	944,848	2,643,310	2,002,832

Net investment income (loss)	(306,264)	(815,908)	1,434,983	(272,240)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	1,795
Proceeds from sales	583,416	9,477,278	21,202,781	72,056,032
Cost of investments sold	754,197	14,842,681	29,269,824	72,056,032

Net realized capital gains (losses) on investments	(170,781)	(5,365,403)	(8,067,043)	1,795
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	261,116	(39,965,563)	(52,394,421)	—
End of period	(4,998,957)	(47,079,473)	(83,026,919)	—

Net change in unrealized appreciation/depreciation of investments	(5,260,073)	(7,113,910)	(30,632,498)	—

Net realized and unrealized capital gains (losses) on investments	(5,430,854)	(12,479,313)	(38,699,541)	1,795

Increase (decrease) in net assets from operations	$(5,737,118)	$(13,295,221)	$(37,264,558)	$(270,445)

See accompanying notes.

26

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Van Kampen Emerging Growth Subaccount	AIM V.I. Basic Value Subaccount(1)	AIM V.I. Capital Appreciation Subaccount(1)	Alliance Growth & Income Subaccount
Net investment income (loss)
Income:
Dividends	$18,611	$261	$—	$170,391
Expenses:
Administrative, mortality and expense risk charge	224,937	90,509	12,363	479,519

Net investment income (loss)	(206,326)	(90,248)	(12,363)	(309,128)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	1,047,404
Proceeds from sales	247,902	288,134	173,665	883,170
Cost of investments sold	365,091	361,437	192,964	1,257,839

Net realized capital gains (losses) on investments	(117,189)	(73,303)	(19,299)	672,735
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(6,097)	—	—	158,590
End of period	(5,958,196)	(507,013)	(57,565)	(9,057,252)

Net change in unrealized appreciation/depreciation of investments	(5,952,099)	(507,013)	(57,565)	(9,215,842)

Net realized and unrealized capital gains (losses) on investments	(6,069,288)	(580,316)	(76,864)	(8,543,107)

Increase (decrease) in net assets from operations	$(6,275,614)	$(670,564)	$(89,227)	$(8,852,235)

See accompanying notes.

27

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Alliance Premier Growth Subaccount	Janus Aspen— Aggressive Growth Subaccount	Janus Aspen— Strategic Value Subaccount	Janus Aspen— Worldwide Growth Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$140,101
Expenses:
Administrative, mortality and expense risk charge	169,571	84,986	46,339	248,715

Net investment income (loss)	(169,571)	(84,986)	(46,339)	(108,614)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	2,163,772	1,048,694	1,131,318	1,364,062
Cost of investments sold	2,709,194	1,541,787	1,384,186	1,964,721

Net realized capital gains (losses) on investments	(545,422)	(493,093)	(252,868)	(600,659)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	175,543	(130,963)	(41,899)	(284,429)
End of period	(3,472,508)	(1,447,059)	(797,068)	(4,898,853)

Net change in unrealized appreciation/depreciation of investments	(3,648,051)	(1,316,096)	(755,169)	(4,614,424)

Net realized and unrealized capital gains (losses) on investments	(4,193,473)	(1,809,189)	(1,008,037)	(5,215,083)

Increase (decrease) in net assets from operations	$(4,363,044)	$(1,894,175)	$(1,054,376)	$(5,323,697)

See accompanying notes.

28

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	MFS New Discovery Subaccount(1)	MFS Total Return Subaccount(1)	Fidelity—VIP Contrafund® Subaccount	Fidelity—VIP Equity-Income Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$83,984	$175,148
Expenses:
Administrative, mortality and expense risk charge	38,313	87,927	379,111	315,595

Net investment income (loss)	(38,313)	(87,927)	(295,127)	(140,447)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	252,419
Proceeds from sales	137,076	15,949	1,690,527	585,699
Cost of investments sold	168,761	17,015	2,005,995	739,659

Net realized capital gains (losses) on investments	(31,685)	(1,066)	(315,468)	98,459
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	(184,242)	(32,831)
End of period	(338,477)	221,917	(2,802,983)	(4,220,097)

Net change in unrealized appreciation/depreciation of investments	(338,477)	221,917	(2,618,741)	(4,187,266)

Net realized and unrealized capital gains (losses) on investments	(370,162)	220,851	(2,934,209)	(4,088,807)

Increase (decrease) in net assets from operations	$(408,475)	$132,924	$(3,229,336)	$(4,229,254)

See accompanying notes.

29

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Fidelity—VIP Growth Subaccount	Fidelity—VIP Growth Opportunities Subaccount	Fidelity—VIP Mid Cap Subaccount	Fidelity—VIP Value Strategies Subaccount(1)
Net investment income (loss)
Income:
Dividends	$4,157	$17,011	$195,460	$—
Expenses:
Administrative, mortality and expense risk charge	122,495	44,980	789,395	68,593

Net investment income (loss)	(118,338)	(27,969)	(593,935)	(68,593)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	686,177	989,460	1,475,230	184,121
Cost of investments sold	738,463	1,176,657	1,579,908	220,554

Net realized capital gains (losses) on investments	(52,286)	(187,197)	(104,678)	(36,433)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	90,095	12,421	599,202	—
End of period	(2,588,462)	(637,080)	(4,950,957)	(232,525)

Net change in unrealized appreciation/depreciation of investments	(2,678,557)	(649,501)	(5,550,159)	(232,525)

Net realized and unrealized capital gains (losses) on investments	(2,730,843)	(836,698)	(5,654,837)	(268,958)

Increase (decrease) in net assets from operations	$(2,849,181)	$(864,667)	$(6,248,772)	$(337,551)

See accompanying notes.

30

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Aggressive Asset Allocation Subaccount		Conservative Asset Allocation Subaccount
	2002(1)	2001	2002(1)	2001
Operations
Net investment income (loss)	$(199,208)	$—	$(176,199)	$—
Net realized capital gains (losses) on investments	(57,872)	—	(133,805)	—
Net change in unrealized appreciation/depreciation of investments	(302,764)	—	583,420	—

Increase (decrease) in net assets from operations	(559,844)	—	273,416	—
Contract transactions
Net contract purchase payments	50,169,254	—	31,391,185	—
Transfer payments from (to) other subaccounts or general account	12,601,440	—	24,108,736	—
Contract terminations, withdrawals, and other deductions	(79,685)	—	(500,736)	—
Contract maintenance charges	(3,229)	—	(13,838)	—

Increase (decrease) in net assets from contract transactions	62,687,780	—	54,985,347	—

Net increase (decrease) in net assets	62,127,936	—	55,258,763	—
Net assets:
Beginning of the period	—	—	—	—

End of the period	$62,127,936	$—	$55,258,763	$—

See accompanying notes.

31

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Moderate Asset Allocation Subaccount		Moderately Aggressive Asset Allocation Subaccount
	2002(1)	2001	2002(1)	2001
Operations
Net investment income (loss)	$(428,870)	$—	$(465,946)	$—
Net realized capital gains (losses) on investments	(35,017)	—	—	—
Net change in unrealized appreciation/depreciation of investments	(158,550)	—	(312,830)	—

Increase (decrease) in net assets from operations	(622,437)	—	(778,776)	—
Contract transactions
Net contract purchase payments	96,178,697	—	103,620,125	—
Transfer payments from (to) other subaccounts or general account	55,593,347	—	57,897,469	—
Contract terminations, withdrawals, and other deductions	(945,561)	—	(435,420)	—
Contract maintenance charges	(15,426)	—	(10,529)	—

Increase (decrease) in net assets from contract transactions	150,811,057	—	161,071,645	—

Net increase (decrease) in net assets	150,188,620	—	160,292,869	—
Net assets:
Beginning of the period	—	—	—	—

End of the period	$150,188,620	$—	$160,292,869	$—

See accompanying notes.

32

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Alger Aggressive Growth Subaccount		American Century Income & Growth Subaccount
	2002	2001	2002	2001(1)
Operations
Net investment income (loss)	$(106,936)	$(49,788)	$(131,652)	$(6,616)
Net realized capital gains (losses) on investments	(416,996)	(818,793)	(243,575)	(14,328)
Net change in unrealized appreciation/depreciation of investments	(2,635,008)	341,161	(1,670,718)	80,704

Increase (decrease) in net assets from operations	(3,158,940)	(527,420)	(2,045,945)	59,760
Contract transactions
Net contract purchase payments	6,409,936	2,470,615	12,266,038	1,575,079
Transfer payments from (to) other subaccounts or general account	3,031,602	587,693	5,711,999	929,684
Contract terminations, withdrawals, and other deductions	(220,058)	(224,846)	(240,404)	(73,489)
Contract maintenance charges	(12,978)	(3,384)	(9,533)	(25)

Increase (decrease) in net assets from contract transactions	9,208,502	2,830,078	17,728,100	2,431,249

Net increase (decrease) in net assets	6,049,562	2,302,658	15,682,155	2,491,009
Net assets:
Beginning of the period	4,768,191	2,465,533	2,491,009	—

End of the period	$10,817,753	$4,768,191	$18,173,164	$2,491,009

See accompanying notes.

33

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	American Century International Subaccount		BlackRock Global Science & Technology Subaccount
	2002	2001(1)	2002(1)	2001
Operations
Net investment income (loss)	$(68,327)	$(3,419)	$(4,462)	$—
Net realized capital gains (losses) on investments	(1,006,294)	(6,708)	(15,007)	—
Net change in unrealized appreciation/depreciation of investments	(317,707)	(4,537)	(106,236)	—

Increase (decrease) in net assets from operations	(1,392,328)	(14,664)	(125,705)	—
Contract transactions
Net contract purchase payments	13,820,567	699,684	970,734	—
Transfer payments from (to) other subaccounts or general account	4,852,959	231,822	1,103,846	—
Contract terminations, withdrawals, and other deductions	(64,387)	(6,767)	(1,768)	—
Contract maintenance charges	(4,347)	(58)	(82)	—

Increase (decrease) in net assets from contract transactions	18,604,792	924,681	2,072,730	—

Net increase (decrease) in net assets	17,212,464	910,017	1,947,025	—
Net assets:
Beginning of the period	910,017	—	—	—

End of the period	$18,122,481	$910,017	$1,947,025	$—

See accompanying notes.

34

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	BlackRock Mid Cap Growth Subaccount		Capital Guardian Global Subaccount
	2002(1)	2001	2002	2001
Operations
Net investment income (loss)	$(12,628)	$—	$(368,555)	$(294,454)
Net realized capital gains (losses) on investments	(9,474)	—	(219,381)	707,487
Net change in unrealized appreciation/depreciation of investments	(97,090)	—	(5,426,306)	(2,853,430)

Increase (decrease) in net assets from operations	(119,192)	—	(6,014,242)	(2,440,397)
Contract transactions
Net contract purchase payments	3,081,102	—	23,703,635	2,646,403
Transfer payments from (to) other subaccounts or general account	754,036	—	9,378,112	(224,124)
Contract terminations, withdrawals, and other deductions	(4,811)	—	(1,540,088)	(2,240,651)
Contract maintenance charges	(109)	—	(39,715)	(20,126)

Increase (decrease) in net assets from contract transactions	3,830,218	—	31,501,944	161,502

Net increase (decrease) in net assets	3,711,026	—	25,487,702	(2,278,895)
Net assets:
Beginning of the period	—	—	20,670,293	22,949,188

End of the period	$3,711,026	$—	$46,157,995	$20,670,293

See accompanying notes.

35

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Capital Guardian U.S. Equity Subaccount		Capital Guardian Value Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(370,217)	$(230,300)	$4,054,460	$(890,662)
Net realized capital gains (losses) on investments	(31,673)	(51,346)	(25,906)	10,862,561
Net change in unrealized appreciation/depreciation of investments	(8,052,664)	(227,478)	(39,243,247)	(3,075,350)

Increase (decrease) in net assets from operations	(8,454,554)	(509,124)	(35,214,693)	6,896,549
Contract transactions
Net contract purchase payments	31,730,051	5,863,191	53,740,810	10,889,696
Transfer payments from (to) other subaccounts or general account	17,976,703	2,242,714	25,631,972	6,740,783
Contract terminations, withdrawals, and other deductions	(1,477,244)	(1,328,519)	(15,779,548)	(20,276,722)
Contract maintenance charges	(54,057)	(21,617)	(124,569)	(56,630)

Increase (decrease) in net assets from contract transactions	48,175,453	6,755,769	63,468,665	(2,702,873)

Net increase (decrease) in net assets	39,720,899	6,246,645	28,253,972	4,193,676
Net assets:
Beginning of the period	22,295,063	16,048,418	139,740,101	135,546,425

End of the period	$62,015,962	$22,295,063	$167,994,073	$139,740,101

See accompanying notes.

36

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Clarion Real Estate Securities Subaccount		Dreyfus Small Cap Value Subaccount
	2002(1)	2001	2002	2001
Operations
Net investment income (loss)	$27,887	$—	$21,348,851	$(2,146,436)
Net realized capital gains (losses) on investments	(147,021)	—	(6,684,206)	39,045,908
Net change in unrealized appreciation/depreciation of investments	82,527	—	(94,046,954)	(831,103)

Increase (decrease) in net assets from operations	(36,607)	—	(79,382,309)	36,068,369
Contract transactions
Net contract purchase payments	10,206,022	—	32,677,467	14,749,457
Transfer payments from (to) other subaccounts or general account	8,717,335	—	18,490,479	3,521,429
Contract terminations, withdrawals, and other deductions	(466,671)	—	(15,060,161)	(22,589,160)
Contract maintenance charges	(5,787)	—	(139,754)	(75,881)

Increase (decrease) in net assets from contract transactions	18,450,899	—	35,968,031	(4,394,155)

Net increase (decrease) in net assets	18,414,292	—	(43,414,278)	31,674,214
Net assets:
Beginning of the period	—	—	166,222,511	134,548,297

End of the period	$18,414,292	$—	$122,808,233	$166,222,511

See accompanying notes.

37

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Gabelli Global Growth Subaccount		Great Companies—AmericaSM Subaccount
	2002	2001	2002	2001(1)
Operations
Net investment income (loss)	$(102,801)	$(22,772)	$(82,450)	$(4,066)
Net realized capital gains (losses) on investments	(355,526)	(18,576)	(673,599)	(1,392)
Net change in unrealized appreciation/depreciation of investments	(1,010,532)	(21,405)	(948,926)	52,989

Increase (decrease) in net assets from operations	(1,468,859)	(62,753)	(1,704,975)	47,531
Contract transactions
Net contract purchase payments	10,647,752	3,455,008	7,245,950	1,360,552
Transfer payments from (to) other subaccounts or general account	4,040,296	1,210,418	4,717,724	940,141
Contract terminations, withdrawals, and other deductions	(293,339)	(36,341)	(147,071)	(63,659)
Contract maintenance charges	(16,390)	(698)	(11,491)	(18)

Increase (decrease) in net assets from contract transactions	14,378,319	4,628,387	11,805,112	2,237,016

Net increase (decrease) in net assets	12,909,460	4,565,634	10,100,137	2,284,547
Net assets:
Beginning of the period	4,665,138	99,504	2,284,547	—

End of the period	$17,574,598	$4,665,138	$12,384,684	$2,284,547

See accompanying notes.

38

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Great Companies—Global[2] Subaccount		Great Companies—TechnologySM Subaccount
	2002	2001	2002	2001(1)
Operations
Net investment income (loss)	$(22,026)	$(3,226)	$(62,421)	$(4,161)
Net realized capital gains (losses) on investments	(180,706)	(20,671)	(118,095)	(7,862)
Net change in unrealized appreciation/depreciation of investments	(79,738)	30,315	(1,921,146)	28,964

Increase (decrease) in net assets from operations	(282,470)	6,418	(2,101,662)	16,941
Contract transactions
Net contract purchase payments	2,001,160	458,944	6,143,691	1,010,329
Transfer payments from (to) other subaccounts or general account	868,292	146,897	1,999,773	576,902
Contract terminations, withdrawals, and other deductions	(17,738)	(19,796)	(71,690)	(64,447)
Contract maintenance charges	(2,517)	(25)	(4,895)	(15)

Increase (decrease) in net assets from contract transactions	2,849,197	586,020	8,066,879	1,522,769

Net increase (decrease) in net assets	2,566,727	592,438	5,965,217	1,539,710
Net assets:
Beginning of the period	646,788	54,350	1,539,710	—

End of the period	$3,213,515	$646,788	$7,504,927	$1,539,710

See accompanying notes.

39

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Janus Balanced (A/T) Subaccount		Janus Global (A/T) Subaccount
	2002(1)	2001	2002	2001
Operations
Net investment income (loss)	$(25,887)	$—	$16,166	$(15,258)
Net realized capital gains (losses) on investments	(8,744)	—	(947,009)	(783,370)
Net change in unrealized appreciation/depreciation of investments	25,948	—	425,345	(4,093)

Increase (decrease) in net assets from operations	(8,683)	—	(505,498)	(802,721)
Contract transactions
Net contract purchase payments	5,820,470	—	1,660	227,090
Transfer payments from (to) other subaccounts or general account	3,268,988	—	(473,891)	(387,398)
Contract terminations, withdrawals, and other deductions	(37,422)	—	(144,133)	(229,066)
Contract maintenance charges	(878)	—	(2,957)	(4,837)

Increase (decrease) in net assets from contract transactions	9,051,158	—	(619,321)	(394,211)

Net increase (decrease) in net assets	9,042,475	—	(1,124,819)	(1,196,932)
Net assets:
Beginning of the period	—	—	2,237,327	3,434,259

End of the period	$9,042,475	$—	$1,112,508	$2,237,327

See accompanying notes.

40

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Janus Growth II (A/T) Subaccount		Jennison Growth Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(2,866,831)	$(5,067,298)	$(279,102)	$119,538
Net realized capital gains (losses) on investments	4,768,055	52,921,577	(1,628,285)	(888,354)
Net change in unrealized appreciation/depreciation of investments	(84,539,004)	(190,264,275)	(5,555,135)	(3,672,965)

Increase (decrease) in net assets from operations	(82,637,780)	(142,409,996)	(7,462,522)	(4,441,781)
Contract transactions
Net contract purchase payments	6,432,574	7,131,637	7,907,085	2,323,322
Transfer payments from (to) other subaccounts or general account	(25,878,306)	(37,626,467)	714,870	891,867
Contract terminations, withdrawals, and other deductions	(26,122,969)	(54,710,832)	(1,560,378)	(1,839,200)
Contract maintenance charges	(218,815)	(272,618)	(22,981)	(15,138)

Increase (decrease) in net assets from contract transactions	(45,787,516)	(85,478,280)	7,038,596	1,360,851

Net increase (decrease) in net assets	(128,425,296)	(227,888,276)	(423,926)	(3,080,930)
Net assets:
Beginning of the period	280,211,040	508,099,316	20,058,486	23,139,416

End of the period	$151,785,744	$280,211,040	$19,634,560	$20,058,486

See accompanying notes.

41

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	J.P. Morgan Enhanced Index Subaccount		Marsico Growth Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(711,125)	$(496,402)	$(91,445)	$(13,435)
Net realized capital gains (losses) on investments	(2,139,981)	(262,645)	(380,368)	(120,702)
Net change in unrealized appreciation/depreciation of investments	(16,791,826)	(7,022,594)	(1,806,767)	(47,289)

Increase (decrease) in net assets from operations	(19,642,932)	(7,781,641)	(2,278,580)	(181,426)
Contract transactions
Net contract purchase payments	29,144,469	17,078,131	2,565,365	2,562,536
Transfer payments from (to) other subaccounts or general account	6,656,148	1,187,094	3,121,275	1,477,341
Contract terminations, withdrawals, and other deductions	(4,006,936)	(7,937,187)	(443,094)	(71,831)
Contract maintenance charges	(145,944)	(59,455)	(13,205)	(1,182)

Increase (decrease) in net assets from contract transactions	31,647,737	10,268,583	5,230,341	3,966,864

Net increase (decrease) in net assets	12,004,805	2,486,942	2,951,761	3,785,438
Net assets:
Beginning of the period	66,756,939	64,269,997	4,583,045	797,607

End of the period	$78,761,744	$66,756,939	$7,534,806	$4,583,045

See accompanying notes.

42

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	MFS High Yield Subaccount		PBHG Mid Cap Growth Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$336,593	$740,143	$(167,578)	$(75,074)
Net realized capital gains (losses) on investments	(47,645)	(1,652,164)	(1,346,201)	(1,972,435)
Net change in unrealized appreciation/depreciation of investments	437,104	1,290,559	(2,369,362)	(109,167)

Increase (decrease) in net assets from operations	726,052	378,538	(3,883,141)	(2,156,676)
Contract transactions
Net contract purchase payments	21,602,931	3,387,034	10,296,542	3,510,729
Transfer payments from (to) other subaccounts or general account	21,546,535	(1,033,963)	4,183,447	737,575
Contract terminations, withdrawals, and other deductions	(1,638,779)	(1,767,648)	(520,786)	(360,498)
Contract maintenance charges	(42,853)	(12,150)	(17,438)	(4,077)

Increase (decrease) in net assets from contract transactions	41,467,834	573,273	13,941,765	3,883,729

Net increase (decrease) in net assets	42,193,886	951,811	10,058,624	1,727,053
Net assets:
Beginning of the period	13,819,437	12,867,626	7,274,490	5,547,437

End of the period	$56,013,323	$13,819,437	$17,333,114	$7,274,490

See accompanying notes.

43

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	PBHG/NWQ Value Select Subaccount		PIMCO Total Return Subaccount
	2002	2001	2002(1)	2001
Operations
Net investment income (loss)	$204,983	$(61,195)	$(391,352)	$—
Net realized capital gains (losses) on investments	(18,097)	11,765	62,943	—
Net change in unrealized appreciation/depreciation of investments	(3,652,105)	6,391	3,105,720	—

Increase (decrease) in net assets from operations	(3,465,219)	(43,039)	2,777,311	—
Contract transactions
Net contract purchase payments	19,596,374	4,771,947	58,257,912	—
Transfer payments from (to) other subaccounts or general account	6,832,138	4,945,619	48,749,636	—
Contract terminations, withdrawals, and other deductions	(945,890)	(337,582)	(1,540,545)	—
Contract maintenance charges	(32,241)	(2,224)	(19,523)	—

Increase (decrease) in net assets from contract transactions	25,450,381	9,377,760	105,447,480	—

Net increase (decrease) in net assets	21,985,162	9,334,721	108,224,791	—
Net assets:
Beginning of the period	10,364,526	1,029,805	—	—

End of the period	$32,349,688	$10,364,526	$108,224,791	$—

See accompanying notes.

44

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Salomon All Cap Subaccount		Transamerica Convertible Securities Subaccount
	2002	2001	2002(1)	2001
Operations
Net investment income (loss)	$(147,144)	$25,391	$(18,274)	$—
Net realized capital gains (losses) on investments	(500,194)	34,104	(7,586)	—
Net change in unrealized appreciation/depreciation of investments	(16,750,016)	264,398	(6,293)	—

Increase (decrease) in net assets from operations	(17,397,354)	323,893	(32,153)	—
Contract transactions
Net contract purchase payments	50,492,725	14,680,584	3,126,239	—
Transfer payments from (to) other subaccounts or general account	28,486,616	10,837,760	2,023,935	—
Contract terminations, withdrawals, and other deductions	(2,024,783)	(1,009,912)	(10,289)	—
Contract maintenance charges	(94,454)	(7,206)	(161)	—

Increase (decrease) in net assets from contract transactions	76,860,104	24,501,226	5,139,724	—

Net increase (decrease) in net assets	59,462,750	24,825,119	5,107,571	—
Net assets:
Beginning of the period	28,991,290	4,166,171	—	—

End of the period	$88,454,040	$28,991,290	$5,107,571	$—

See accompanying notes.

45

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Transamerica Equity Subaccount		Transamerica Growth Opportunities Subaccount
	2002	2001	2002	2001(1)
Operations
Net investment income (loss)	$(561,637)	$(99,588)	$(144,861)	$(6,234)
Net realized capital gains (losses) on investments	(617,267)	(43,567)	165,037	(1,912)
Net change in unrealized appreciation/depreciation of investments	(7,778,549)	(287,668)	(2,100,878)	227,986

Increase (decrease) in net assets from operations	(8,957,453)	(430,823)	(2,080,702)	219,840
Contract transactions
Net contract purchase payments	28,322,976	9,387,754	12,282,611	1,364,431
Transfer payments from (to) other subaccounts or general account	23,822,936	7,341,674	7,064,159	915,380
Contract terminations, withdrawals, and other deductions	(1,705,848)	(759,278)	(248,705)	(8,307)
Contract maintenance charges	(69,847)	(3,507)	(11,236)	(15)

Increase (decrease) in net assets from contract transactions	50,370,217	15,966,643	19,086,829	2,271,489

Net increase (decrease) in net assets	41,412,764	15,535,820	17,006,127	2,491,329
Net assets:
Beginning of the period	17,895,604	2,359,784	2,491,329	—

End of the period	$59,308,368	$17,895,604	$19,497,456	$2,491,329

See accompanying notes.

46

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Transamerica U.S. Government Securities Subaccount		T. Rowe Price Dividend Growth Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$772,158	$1,630,868	$(68,808)	$(17,462)
Net realized capital gains (losses) on investments	19,874	(17,713)	(80,865)	(14,489)
Net change in unrealized appreciation/depreciation of investments	3,963,100	112,405	(1,845,436)	74,096

Increase (decrease) in net assets from operations	4,755,132	1,725,560	(1,995,109)	42,145
Contract transactions
Net contract purchase payments	37,699,829	7,085,803	3,971,822	2,382,146
Transfer payments from (to) other subaccounts or general account	43,739,237	10,479,627	2,928,537	1,863,471
Contract terminations, withdrawals, and other deductions	(9,511,882)	(8,190,922)	(211,599)	(150,162)
Contract maintenance charges	(84,192)	(18,020)	(14,353)	(820)

Increase (decrease) in net assets from contract transactions	71,842,992	9,356,488	6,674,407	4,094,635

Net increase (decrease) in net assets	76,598,124	11,082,048	4,679,298	4,136,780
Net assets:
Beginning of the period	60,127,394	49,045,346	4,429,724	292,944

End of the period	$136,725,518	$60,127,394	$9,109,022	$4,429,724

See accompanying notes.

47

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	T. Rowe Price Equity Income Subaccount		T. Rowe Price Growth Stock Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(467,251)	$605,029	$(1,639,372)	$(1,905,006)
Net realized capital gains (losses) on investments	3,397,772	15,575,563	(111,063)	26,400,820
Net change in unrealized appreciation/depreciation of investments	(32,571,171)	(14,951,510)	(30,774,065)	(42,457,912)

Increase (decrease) in net assets from operations	(29,640,650)	1,229,082	(32,524,500)	(17,962,098)
Contract transactions
Net contract purchase payments	57,550,744	13,251,906	34,609,794	8,675,353
Transfer payments from (to) other subaccounts or general account	32,414,577	10,602,475	7,876,213	(6,252,989)
Contract terminations, withdrawals, and other deductions	(17,919,776)	(22,550,170)	(11,170,903)	(15,366,498)
Contract maintenance charges	(169,181)	(75,205)	(117,438)	(77,853)

Increase (decrease) in net assets from contract transactions	71,876,364	1,229,006	31,197,666	(13,021,987)

Net increase (decrease) in net assets	42,235,714	2,458,088	(1,326,834)	(30,984,085)
Net assets:
Beginning of the period	177,874,361	175,416,273	126,965,924	157,950,009

End of the period	$220,110,075	$177,874,361	$125,639,090	$126,965,924

See accompanying notes.

48

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	T. Rowe Price Small Cap Subaccount		Van Kampen Active International Allocation Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(306,264)	$(40,856)	$(815,908)	$(1,317,124)
Net realized capital gains (losses) on investments	(170,781)	(189,946)	(5,365,403)	20,826,286
Net change in unrealized appreciation/depreciation of investments	(5,260,073)	350,790	(7,113,910)	(47,483,450)

Increase (decrease) in net assets from operations	(5,737,118)	119,988	(13,295,221)	(27,974,288)
Contract transactions
Net contract purchase payments	26,816,403	3,331,803	6,714,068	2,388,441
Transfer payments from (to) other subaccounts or general account	16,018,652	3,087,618	749,539	(8,610,352)
Contract terminations, withdrawals, and other deductions	(491,557)	(286,072)	(8,698,024)	(15,017,145)
Contract maintenance charges	(24,335)	(2,264)	(59,968)	(55,165)

Increase (decrease) in net assets from contract transactions	42,319,163	6,131,085	(1,294,385)	(21,294,221)

Net increase (decrease) in net assets	36,582,045	6,251,073	(14,589,606)	(49,268,509)
Net assets:
Beginning of the period	7,346,287	1,095,214	75,633,737	124,902,246

End of the period	$43,928,332	$7,346,287	$61,044,131	$75,633,737

See accompanying notes.

49

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Van Kampen Asset Allocation Subaccount		Van Kampen Money Market Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$1,434,983	$1,401,545	$(272,240)	$1,774,481
Net realized capital gains (losses) on investments	(8,067,043)	35,149,919	1,795	—
Net change in unrealized appreciation/depreciation of investments	(30,632,498)	(59,214,278)	—	—

Increase (decrease) in net assets from operations	(37,264,558)	(22,662,814)	(270,445)	1,774,481
Contract transactions
Net contract purchase payments	13,084,356	5,646,094	142,832,145	32,576,421
Transfer payments from (to) other subaccounts or general account	13,520,373	(571,815)	(39,481,855)	44,564,082
Contract terminations, withdrawals, and other deductions	(29,362,916)	(51,558,391)	(28,985,461)	(39,935,362)
Contract maintenance charges	(164,188)	(112,567)	(133,580)	(35,070)

Increase (decrease) in net assets from contract transactions	(2,922,375)	(46,596,679)	74,231,249	37,170,071

Net increase (decrease) in net assets	(40,186,933)	(69,259,493)	73,960,804	38,944,552
Net assets:
Beginning of the period	207,842,177	277,101,670	107,964,395	69,019,843

End of the period	$167,655,244	$207,842,177	$181,925,199	$107,964,395

See accompanying notes.

50

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Van Kampen Emerging Growth Subaccount		AIM V.I. Basic Value Subaccount
	2002	2001(1)	2002(1)	2001
Operations
Net investment income (loss)	$(206,326)	$(11,148)	$(90,248)	$—
Net realized capital gains (losses) on investments	(117,189)	10,498	(73,303)	—
Net change in unrealized appreciation/depreciation of investments	(5,952,099)	(6,097)	(507,013)	—

Increase (decrease) in net assets from operations	(6,275,614)	(6,747)	(670,564)	—
Contract transactions
Net contract purchase payments	21,778,407	3,073,040	18,109,897	—
Transfer payments from (to) other subaccounts or general account	7,967,607	1,169,218	7,443,172	—
Contract terminations, withdrawals, and other deductions	(432,134)	(23,991)	(99,194)	—
Contract maintenance charges	(17,238)	(212)	(2,421)	—

Increase (decrease) in net assets from contract transactions	29,296,642	4,218,055	25,451,454	—

Net increase (decrease) in net assets	23,021,028	4,211,308	24,780,890	—
Net assets:
Beginning of the period	4,211,308	—	—	—

End of the period	$27,232,336	$4,211,308	$24,780,890	$—

See accompanying notes.

51

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	AIM V.I. Capital Appreciation Subaccount		Alliance Growth & Income Subaccount
	2002(1)	2001	2002	2001(1)
Operations
Net investment income (loss)	$(12,363)	$—	$(309,128)	$(40,789)
Net realized capital gains (losses) on investments	(19,299)	—	672,735	(3,351)
Net change in unrealized appreciation/depreciation of investments	(57,565)	—	(9,215,842)	158,590

Increase (decrease) in net assets from operations	(89,227)	—	(8,852,235)	114,450
Contract transactions
Net contract purchase payments	2,531,834	—	29,917,478	8,893,834
Transfer payments from (to) other subaccounts or general account	1,482,929	—	16,867,309	4,441,010
Contract terminations, withdrawals, and other deductions	(9,896)	—	(996,187)	(133,048)
Contract maintenance charges	(217)	—	(43,951)	(1,324)

Increase (decrease) in net assets from contract transactions	4,004,650	—	45,744,649	13,200,472

Net increase (decrease) in net assets	3,915,423	—	36,892,414	13,314,922
Net assets:
Beginning of the period	—	—	13,314,922	—

End of the period	$3,915,423	$—	$50,207,336	$13,314,922

See accompanying notes.

52

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Alliance Premier Growth Subaccount		Janus Aspen—Aggressive Growth Subaccount
	2002	2001(1)	2002	2001
Operations
Net investment income (loss)	$(169,571)	$(13,603)	$(84,986)	$(23,497)
Net realized capital gains (losses) on investments	(545,422)	(7,160)	(493,093)	(273,973)
Net change in unrealized appreciation/depreciation of investments	(3,648,051)	175,543	(1,316,096)	(84,396)

Increase (decrease) in net assets from operations	(4,363,044)	154,780	(1,894,175)	(381,866)
Contract transactions
Net contract purchase payments	12,010,309	4,091,849	3,853,835	2,576,305
Transfer payments from (to) other subaccounts or general account	5,206,679	1,417,902	1,768,395	1,675,897
Contract terminations, withdrawals, and other deductions	(257,055)	(15,613)	(229,505)	(75,569)
Contract maintenance charges	(16,163)	(24)	(12,558)	(752)

Increase (decrease) in net assets from contract transactions	16,943,770	5,494,114	5,380,167	4,175,881

Net increase (decrease) in net assets	12,580,726	5,648,894	3,485,992	3,794,015
Net assets:
Beginning of the period	5,648,894	—	4,183,315	389,300

End of the period	$18,229,620	$5,648,894	$7,669,307	$4,183,315

See accompanying notes.

53

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Janus Aspen—Strategic Value Subaccount		Janus Aspen—Worldwide Growth Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(46,339)	$(12,484)	$(108,614)	$(44,582)
Net realized capital gains (losses) on investments	(252,868)	(7,618)	(600,659)	(328,317)
Net change in unrealized appreciation/depreciation of investments	(755,169)	(42,180)	(4,614,424)	(223,569)

Increase (decrease) in net assets from operations	(1,054,376)	(62,282)	(5,323,697)	(596,468)
Contract transactions
Net contract purchase payments	1,215,348	1,003,800	15,073,884	5,519,853
Transfer payments from (to) other subaccounts or general account	817,602	1,207,241	8,027,557	2,622,636
Contract terminations, withdrawals, and other deductions	(312,038)	(43,328)	(416,085)	(175,667)
Contract maintenance charges	(5,268)	(635)	(29,385)	(2,548)

Increase (decrease) in net assets from contract transactions	1,715,644	2,167,078	22,655,971	7,964,274

Net increase (decrease) in net assets	661,268	2,104,796	17,332,274	7,367,806
Net assets:
Beginning of the period	2,271,494	166,698	8,462,307	1,094,501

End of the period	$2,932,762	$2,271,494	$25,794,581	$8,462,307

See accompanying notes.

54

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	MFS New Discovery Subaccount		MFS Total Return Subaccount
	2002(1)	2001	2002(1)	2001
Operations
Net investment income (loss)	$(38,313)	$—	$(87,927)	$—
Net realized capital gains (losses) on investments	(31,685)	—	(1,066)	—
Net change in unrealized appreciation/depreciation of investments	(338,477)	—	221,917	—

Increase (decrease) in net assets from operations	(408,475)	—	132,924	—
Contract transactions
Net contract purchase payments	8,693,202	—	18,873,770	—
Transfer payments from (to) other subaccounts or general account	2,346,528	—	7,971,508	—
Contract terminations, withdrawals, and other deductions	(22,300)	—	(136,881)	—
Contract maintenance charges	(242)	—	(2,164)	—

Increase (decrease) in net assets from contract transactions	11,017,188	—	26,706,233	—

Net increase (decrease) in net assets	10,608,713	—	26,839,157	—
Net assets:
Beginning of the period	—	—	—	—

End of the period	$10,608,713	$—	$26,839,157	$—

See accompanying notes.

55

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Fidelity—VIP Contrafund® Subaccount		Fidelity—VIP Equity-Income Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(295,127)	$(51,423)	$(140,447)	$(37,715)
Net realized capital gains (losses) on investments	(315,468)	(193,886)	98,459	13,480
Net change in unrealized appreciation/depreciation of investments	(2,618,741)	(77,503)	(4,187,266)	(70,606)

Increase (decrease) in net assets from operations	(3,229,336)	(322,812)	(4,229,254)	(94,841)
Contract transactions
Net contract purchase payments	36,794,633	4,969,232	18,486,960	4,812,365
Transfer payments from (to) other subaccounts or general account	13,770,922	3,009,065	15,895,309	3,847,811
Contract terminations, withdrawals, and other deductions	(846,343)	(154,881)	(652,978)	(340,580)
Contract maintenance charges	(32,314)	(4,375)	(34,866)	(2,982)

Increase (decrease) in net assets from contract transactions	49,686,898	7,819,041	33,694,425	8,316,614

Net increase (decrease) in net assets	46,457,562	7,496,229	29,465,171	8,221,773
Net assets:
Beginning of the period	9,889,052	2,392,823	9,144,663	922,890

End of the period	$56,346,614	$9,889,052	$38,609,834	$9,144,663

See accompanying notes.

56

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Fidelity—VIP Growth Subaccount		Fidelity—VIP Growth Opportunities Subaccount
	2002	2001(1)	2002	2001
Operations
Net investment income (loss)	$(118,338)	$(5,873)	$(27,969)	$(9,796)
Net realized capital gains (losses) on investments	(52,286)	(8,371)	(187,197)	(69,203)
Net change in unrealized appreciation/depreciation of investments	(2,678,557)	90,095	(649,501)	36,163

Increase (decrease) in net assets from operations	(2,849,181)	75,851	(864,667)	(42,836)
Contract transactions
Net contract purchase payments	13,209,281	1,331,238	1,390,813	1,274,066
Transfer payments from (to) other subaccounts or general account	6,168,914	981,741	1,063,816	521,488
Contract terminations, withdrawals, and other deductions	(162,116)	(5,780)	(119,006)	(54,969)
Contract maintenance charges	(8,013)	(3)	(5,533)	(284)

Increase (decrease) in net assets from contract transactions	19,208,066	2,307,196	2,330,090	1,740,301

Net increase (decrease) in net assets	16,358,885	2,383,047	1,465,423	1,697,465
Net assets:
Beginning of the period	2,383,047	—	1,923,198	225,733

End of the period	$18,741,932	$2,383,047	$3,388,621	$1,923,198

See accompanying notes.

57

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Fidelity—VIP Mid Cap Subaccount		Fidelity—VIP Value Strategies Subaccount
	2002	2001	2002(1)	2001
Operations
Net investment income (loss)	$(593,935)	$(154,815)	$(68,593)	$—
Net realized capital gains (losses) on investments	(104,678)	(98,004)	(36,433)	—
Net change in unrealized appreciation/depreciation of investments	(5,550,159)	374,150	(232,525)	—

Increase (decrease) in net assets from operations	(6,248,772)	121,331	(337,551)	—
Contract transactions
Net contract purchase payments	54,079,854	8,433,925	15,254,531	—
Transfer payments from (to) other subaccounts or general account	39,097,438	5,088,602	5,594,252	—
Contract terminations, withdrawals, and other deductions	(2,241,620)	(1,198,773)	(40,368)	—
Contract maintenance charges	(70,904)	(9,012)	(1,667)	—

Increase (decrease) in net assets from contract transactions	90,864,768	12,314,742	20,806,748	—

Net increase (decrease) in net assets	84,615,996	12,436,073	20,469,197	—
Net assets:
Beginning of the period	19,082,668	6,646,595	—	—

End of the period	$103,698,664	$19,082,668	$20,469,197	$—

See accompanying notes.

58

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2002

1. Organization and Summary of Significant Accounting Policies

Organization

The Transamerica Life Insurance Company Separate Account VA B (the Mutual Fund Account) is a segregated investment account of Transamerica Life Insurance Company (Transamerica Life), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of multiple investment subaccounts. Activity in these specific investment subaccounts is available to contract owners of The Transamerica Landmark Variable Annuity, The Transamerica Freedom Variable Annuity, and The Transamerica Landmark ML Variable Annuity, issued by Transamerica Life. The amounts reported herein represent the activity related to contract owners of The Transamerica Landmark Variable Annuity only. The remaining subaccounts (not included herein) are available to the contract owners of The Transamerica Landmark ML Variable Annuity. Each Fund is registered as an open-end management investment company under the Investment Company Act of 1940,  as amended.

Subaccount Investment by Fund:

AEGON/Transamerica Series Fund, Inc.:
Aggressive Asset Allocation	PBHG Mid Cap Growth
Conservative Asset Allocation	PBHG/NWQ Value Select
Moderate Asset Allocation	PIMCO Total Return
Moderately Aggressive Asset Allocation	Salomon All Cap
Alger Aggressive Growth	Transamerica Convertible Securities
American Century Income & Growth	Transamerica Equity
American Century International	Transamerica Growth Opportunities
BlackRock Global Science & Technology	Transamerica U.S. Government Securities
BlackRock Mid Cap Growth	T. Rowe Price Dividend Growth
Capital Guardian Global	T. Rowe Price Equity Income
Capital Guardian U.S. Equity	T. Rowe Price Growth Stock
Capital Guardian Value	T. Rowe Price Small Cap
Clarion Real Estate Securities	Van Kampen Active International Allocation
Dreyfus Small Cap Value	Van Kampen Asset Allocation
Gabelli Global Growth	Van Kampen Money Market
Great Companies—AmericaSM	Van Kampen Emerging Growth
Great Companies—Global[2]	AIM Variable Insurance Funds—Series II Shares:
Great Companies—TechnologySM	AIM V.I. Basic Value Fund
Janus Balanced (A/T)	AIM V.I. Capital Appreciation Fund
Janus Global (A/T)	Alliance Variable Products Series Fund, Inc.—Class B:
Janus Growth II (A/T)	Alliance Growth & Income Portfolio
Jennison Growth	Alliance Premier Growth Portfolio
J.P. Morgan Enhanced Index
Marsico Growth
MFS High Yield

59

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2002

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Fund: (continued)

Janus Aspen Series—Service Shares:	Variable Insurance Products Fund (VIP)—Service Class 2:
Janus Aspen—Aggressive Growth Portfolio	Fidelity—VIP Contrafund® Portfolio
Janus Aspen—Strategic Value Portfolio	Fidelity—VIP Equity-Income Portfolio
Janus Aspen—Worldwide Growth Portfolio	Fidelity—VIP Growth Portfolio
MFS® Variable Insurance TrustSM:	Fidelity—VIP Growth Opportunities Portfolio
MFS New Discovery Series	Fidelity—VIP Mid Cap Portfolio
MFS Total Return Series	Fidelity—VIP Value Strategies Portfolio

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Aggressive Asset Allocation	May 1, 2002
Conservative Asset Allocation	May 1, 2002
Moderate Asset Allocation	May 1, 2002
Moderately Aggressive Asset Allocation	May 1, 2002
American Century Income & Growth	May 1, 2001
American Century International	May 1, 2001
BlackRock Global Science & Technology	May 1, 2002
BlackRock Mid Cap Growth	May 1, 2002
Clarion Real Estate Securities	May 1, 2002
Great Companies—AmericaSM	May 1, 2001
Great Companies—TechnologySM	May 1, 2001
Janus Balanced (A/T)	May 1, 2002
PIMCO Total Return	May 1, 2002
Transamerica Convertible Securities	May 1, 2002
Transamerica Growth Opportunities	May 1, 2001
Van Kampen Emerging Growth	May 1, 2001
AIM V.I. Basic Value	May 1, 2002
AIM V.I. Capital Appreciation	May 1, 2002
Alliance Growth & Income	May 1, 2001
Alliance Premier Growth	May 1, 2001
MFS New Discovery	May 1, 2002
MFS Total Return	May 1, 2002
Fidelity—VIP Growth	May 1, 2001
Fidelity—VIP Value Strategies	May 1, 2002

60

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2002

1. Organization and Summary of Significant Accounting Policies (continued)

The following Portfolio name changes were made effective during the fiscal year ended December 31, 2002:

Portfolio	Formerly
Capital Guardian Global	Capital Guardian Global Portfolio
Capital Guardian U.S. Equity	Capital Guardian U.S. Equity Portfolio
Capital Guardian Value	Capital Guardian Value Portfolio
Dreyfus Small Cap Value	Dreyfus Small Cap Value Portfolio
Janus Growth II (A/T)	Endeavor Janus Growth Portfolio
Jennison Growth	Jennison Growth Portfolio
J.P. Morgan Enhanced Index	Endeavor Enhanced Index Portfolio
Marsico Growth	Goldman Sachs Growth
MFS High Yield	Endeavor High Yield Portfolio
PBHG Mid Cap Growth	Pilgrim Baxter Mid Cap Growth
PBHG/NWQ Value Select	NWQ Value Equity
Transamerica Equity	Transamerica VIF Growth Portfolio
Transamerica Growth Opportunities	Transamerica VIF Small Company Portfolio
Transamerica U.S. Government Securities	Dreyfus U.S. Government Securities Portfolio
T. Rowe Price Equity Income	T. Rowe Price Equity Income Portfolio
T. Rowe Price Growth Stock	T. Rowe Price Growth Stock Portfolio
Van Kampen Active International Allocation	T. Rowe Price International Stock Portfolio
Van Kampen Asset Allocation	Endeavor Asset Allocation Portfolio
Van Kampen Money Market	Endeavor Money Market Portfolio

The following subaccounts are only available to contract owners that held an investment in the subaccount on the designated  closing date:

Subaccount	Close Date
Janus Global	September 1, 2000
Marsico Growth	May 1, 2002
T. Rowe Price Dividend Growth	May 1, 2002
Janus Aspen—Strategic Value	May 1, 2002
Fidelity—VIP Growth Opportunities	May 1, 2002

As of March 21, 2002, Fidelity funds are no longer referred to as VIP II or VIP III.

As of May 1, 2002, Endeavor Series Trust and Transamerica Variable Insurance Fund, Inc. merged with AEGON/Transamerica Series Fund, Inc.

61

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2002

1. Organization and Summary of Significant Accounting Policies (continued)

Investments

Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Series Funds, as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2002.

Realized capital gains and losses from the sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the mutual funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

62

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2002

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2002 were as follows:

	Purchases	Sales
AEGON/Transamerica Series Fund, Inc.:
Aggressive Asset Allocation	$62,765,816	$277,221
Conservative Asset Allocation	58,694,414	3,885,268
Moderate Asset Allocation	150,620,749	240,773
Moderately Aggressive Asset Allocation	160,605,685	42
Alger Aggressive Growth	9,563,861	462,350
American Century Income & Growth	19,138,236	1,541,799
American Century International	24,760,847	6,277,774
BlackRock Global Science & Technology	2,195,140	126,871
BlackRock Mid Cap Growth	3,862,753	45,163
Capital Guardian Global	32,162,567	1,029,604
Capital Guardian U.S. Equity	48,182,973	378,205
Capital Guardian Value	70,206,322	2,683,174
Clarion Real Estate Securities	19,969,232	1,491,565
Dreyfus Small Cap Value	65,082,463	7,764,374
Gabelli Global Growth	15,655,483	1,380,050
Great Companies—AmericaSM	14,977,694	3,255,035
Great Companies—Global[2]	3,940,962	1,113,851
Great Companies—TechnologySM	8,495,934	491,494
Janus Balanced (A/T)	9,309,310	284,038
Janus Global (A/T)	97,926	701,124
Janus Growth II (A/T)	659,631	49,313,965
Jennison Growth	8,690,246	1,930,760
J.P. Morgan Enhanced Index	36,503,772	5,567,273
Marsico Growth	6,310,050	1,171,119
MFS High Yield	62,233,004	20,428,658
PBHG Mid Cap Growth	14,598,311	824,263
PBHG/NWQ Value Select	27,538,615	1,551,940
PIMCO Total Return	107,016,797	1,985,904
Salomon All Cap	78,425,713	1,582,224
Transamerica Convertible Securities	5,245,140	123,692
Transamerica Equity	50,468,268	660,150

63

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2002

2. Investments (continued)

	Purchases	Sales
Transamerica Growth Opportunities	$20,499,539	$1,557,757
Transamerica U.S. Government Securities	81,253,290	8,663,197
T. Rowe Price Dividend Growth	7,271,685	666,124
T. Rowe Price Equity Income	77,601,518	2,728,774
T. Rowe Price Growth Stock	34,871,009	5,311,980
T. Rowe Price Small Cap	42,600,819	583,416
Van Kampen Active International Allocation	7,366,915	9,477,278
Van Kampen Asset Allocation	19,715,335	21,202,781
Van Kampen Money Market	146,009,413	72,056,032
Van Kampen Emerging Growth	29,382,086	247,902
AIM Variable Insurance Funds—Series II Shares:
AIM V.I. Basic Value Fund	25,649,328	288,134
AIM V.I. Capital Appreciation Fund	4,165,952	173,665
Alliance Variable Products Series Fund, Inc.—Class B:
Alliance Growth & Income Portfolio	47,353,426	883,170
Alliance Premier Growth Portfolio	18,937,917	2,163,772
Janus Aspen Series—Service Shares:
Janus Aspen—Aggressive Growth Portfolio	6,343,802	1,048,694
Janus Aspen—Strategic Value Portfolio	2,800,595	1,131,318
Janus Aspen—Worldwide Growth Portfolio	23,911,237	1,364,062
MFS® Variable Insurance TrustSM:
MFS New Discovery Series	11,115,952	137,076
MFS Total Return Series	26,634,169	15,949
Variable Insurance Products Fund (VIP)—Service Class 2:
Fidelity—VIP Contrafund® Portfolio	51,081,859	1,690,527
Fidelity—VIP Equity-Income Portfolio	34,391,856	585,699
Fidelity—VIP Growth Portfolio	19,763,578	686,177
Fidelity—VIP Growth Opportunities Portfolio	3,291,570	989,460
Fidelity—VIP Mid Cap Portfolio	91,765,279	1,475,230
Fidelity—VIP Value Strategies Portfolio	20,902,207	184,121

64

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2002

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

	Aggressive Asset Allocation Subaccount(1)	Conservative Asset Allocation Subaccount(1)	Moderate Asset Allocation Subaccount(1)	Moderately Aggressive Asset Allocation Subaccount(1)	Alger Aggressive Growth Subaccount
Units outstanding at January 1, 2001	—	—	—	—	3,534,092
Units purchased	—	—	—	—	3,502,532
Units redeemed and transferred	—	—	—	—	316,523

Units outstanding at December 31, 2001	—	—	—	—	7,353,147
Units purchased	62,018,241	35,297,381	111,508,639	123,708,292	11,002,486
Units redeemed and transferred	15,177,281	26,349,859	61,553,992	67,280,502	3,953,909

Units outstanding at December 31, 2002	77,195,522	61,647,240	173,062,631	190,988,794	22,309,542

	American Century Income & Growth Subaccount(1)	American Century International Subaccount(1)	BlackRock Global Science & Technology Subaccount(1)	BlackRock Mid Cap Growth Subaccount(1)	Capital Guardian Global Subaccount
Units outstanding at January 1, 2001	—	—	—	—	17,963,960
Units purchased	1,837,284	830,617	—	—	2,889,461
Units redeemed and transferred	815,656	262,131	—	—	(1,837,467)

Units outstanding at December 31, 2001	2,652,940	1,092,748	—	—	19,015,954
Units purchased	14,660,442	19,539,175	1,302,993	3,951,430	28,030,715
Units redeemed and transferred	6,631,135	6,524,668	1,417,071	947,089	10,408,303

Units outstanding at December 31, 2002	23,944,517	27,156,591	2,720,064	4,898,519	57,454,972

65

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2002

3. Accumulation Units Outstanding (continued)

	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount	Clarion Real Estate Securities Subaccount(1)	Dreyfus Small Cap Value Subaccount	Gabelli Global Growth Subaccount
Units outstanding at January 1, 2001	18,119,741	61,580,696	—	53,978,502	106,093
Units purchased	6,786,719	9,226,449	—	13,730,577	4,036,651
Units redeemed and transferred	846,394	(5,033,436)	—	(4,701,047)	1,267,938

Units outstanding at December 31, 2001	25,752,854	65,773,709	—	63,008,032	5,410,682
Units purchased	44,122,704	48,087,581	11,161,597	36,882,341	14,019,950
Units redeemed and transferred	22,018,785	18,202,827	8,646,416	21,068,688	4,659,040

Units outstanding at December 31, 2002	91,894,343	132,064,117	19,808,013	120,959,061	24,089,672

	Great Companies—AmericaSM Subaccount(1)	Great Companies— Global[2] Subaccount	Great Companies— TechnologySM Subaccount(1)	Janus Balanced (A/T) Subaccount(1)	Janus Global (A/T) Subaccount
Units outstanding at January 1, 2001	—	57,200	—	—	4,415,700
Units purchased	1,476,125	546,290	1,340,061	—	257,936
Units redeemed and transferred	848,646	154,435	650,356	—	(889,192)

Units outstanding at December 31, 2001	2,324,771	757,925	1,990,417	—	3,784,444
Units purchased	8,915,670	2,884,182	10,330,294	6,298,844	82,758
Units redeemed and transferred	4,736,013	1,209,406	3,133,430	3,322,760	(1,285,352)

Units outstanding at December 31, 2002	15,976,454	4,851,513	15,454,141	9,621,604	2,581,850

66

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2002

3. Accumulation Units Outstanding (continued)

	Janus Growth II (A/T) Subaccount	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount	MFS High Yield Subaccount
Units outstanding at January 1, 2001	14,592,233	21,437,307	39,898,831	871,303	13,734,086
Units purchased	2,322,889	2,721,566	18,621,695	2,979,424	3,587,346
Units redeemed and transferred	(2,977,746)	(1,011,185)	(3,929,065)	1,689,470	(2,952,599)

Units outstanding at December 31, 2001	13,937,376	23,147,688	54,591,461	5,540,197	14,368,833
Units purchased	6,191,055	11,077,422	31,840,358	3,072,022	22,567,892
Units redeemed and transferred	(781,609)	(1,614,870)	6,315,405	3,373,551	20,527,999

Units outstanding at December 31, 2002	19,346,822	32,610,240	92,747,224	11,985,770	57,464,724

	PBHG Mid Cap Growth Subaccount	PBHG/NWQ Value Select Subaccount	PIMCO Total Return Subaccount(1)	Salomon All Cap Subaccount	Transamerica Convertible Securities Subaccount(1)
Units outstanding at January 1, 2001	7,018,823	952,286	—	4,036,451	—
Units purchased	5,317,473	5,091,740	—	15,893,189	—
Units redeemed and transferred	273,435	4,317,886	—	9,295,478	—

Units outstanding at December 31, 2001	12,609,731	10,361,912	—	29,225,118	—
Units purchased	19,054,305	22,537,244	57,075,810	60,639,999	3,374,695
Units redeemed and transferred	5,830,509	6,077,223	45,853,951	31,324,405	2,161,743

Units outstanding at December 31, 2002	37,494,545	38,976,379	102,929,761	121,189,522	5,536,438

67

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2002

3. Accumulation Units Outstanding (continued)

	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount(1)	Transamerica U.S. Government Securities Subaccount	T. Rowe Price Dividend Growth Subaccount	T. Rowe Price Equity Income Subaccount
Units outstanding at January 1, 2001	2,842,104	—	35,968,045	272,415	75,212,657
Units purchased	11,825,105	1,370,496	6,428,491	2,522,839	11,293,267
Units redeemed and transferred	8,148,915	879,832	2,121,988	1,686,509	(3,399,687)

Units outstanding at December 31, 2001	22,816,124	2,250,328	44,518,524	4,481,763	83,106,237
Units purchased	40,578,636	12,268,808	33,796,467	4,193,058	51,470,611
Units redeemed and transferred	30,306,766	6,854,116	31,072,070	3,019,498	23,119,878

Units outstanding at December 31, 2002	93,701,526	21,373,252	109,387,061	11,694,319	157,696,726

	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount	Van Kampen Asset Allocation Subaccount	Van Kampen Money Market Subaccount
Units outstanding at January 1, 2001	51,578,342	1,281,155	77,481,318	94,559,837	51,617,139
Units purchased	7,601,723	4,002,070	2,379,016	4,855,324	30,527,076
Units redeemed and transferred	(7,457,070)	3,416,599	(17,666,580)	(14,205,014)	1,550,801

Units outstanding at December 31, 2001	51,722,995	8,699,824	62,193,754	85,210,147	83,695,016
Units purchased	30,841,496	39,323,514	7,876,928	13,637,803	129,197,868
Units redeemed and transferred	7,230,064	21,739,390	(5,712,369)	8,960,964	(59,803,141)

Units outstanding at December 31, 2002	89,794,555	69,762,728	64,358,313	107,808,914	153,089,743

68

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2002

3. Accumulation Units Outstanding (continued)

	Van Kampen Emerging Growth Subaccount(1)	AIM V.I. Basic Value Subaccount(1)	AIM V.I. Capital Appreciation Subaccount(1)	Alliance Growth & Income Subaccount(1)	Alliance Premier Growth Subaccount(1)
Units outstanding at January 1, 2001	—	—	—	—	—
Units purchased	3,845,969	—	—	9,816,881	4,932,490
Units redeemed and transferred	1,380,713	—	—	4,567,932	1,674,168

Units outstanding at December 31, 2001	5,226,682	—	—	14,384,813	6,606,658
Units purchased	32,591,721	23,286,586	3,150,734	36,552,740	17,100,544
Units redeemed and transferred	11,247,314	9,412,704	1,785,622	19,149,080	6,765,825

Units outstanding at December 31, 2002	49,065,717	32,699,290	4,936,356	70,086,633	30,473,027

	Janus Aspen— Aggressive Growth Subaccount	Janus Aspen— Strategic Value Subaccount	Janus Aspen— Worldwide Growth Subaccount	MFS New Discovery Subaccount(1)	MFS Total Return Subaccount(1)
Units outstanding at January 1, 2001	538,854	166,929	1,233,106	—	—
Units purchased	4,377,874	1,131,217	7,018,766	—	—
Units redeemed and transferred	2,834,111	1,216,828	3,097,148	—	—

Units outstanding at December 31, 2001	7,750,839	2,514,974	11,349,020	—	—
Units purchased	6,940,904	1,338,038	21,943,900	11,191,623	20,744,675
Units redeemed and transferred	2,297,034	442,126	10,452,106	3,013,348	8,514,760

Units outstanding at December 31, 2002	16,988,777	4,295,138	43,745,026	14,204,971	29,259,435

69

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2002

3. Accumulation Units Outstanding (continued)

	Fidelity—VIP Contrafund® Subaccount	Fidelity—VIP Equity-Income Subaccount	Fidelity—VIP Growth Subaccount(1)	Fidelity—VIP Growth Opportunities Subaccount	Fidelity—VIP Mid Cap Subaccount
Units outstanding at January 1, 2001	2,595,119	851,579	—	266,212	5,965,652
Units purchased	5,603,567	5,204,849	1,580,894	1,477,538	8,506,951
Units redeemed and transferred	3,298,397	3,268,813	1,165,799	553,838	3,794,594

Units outstanding at December 31, 2001	11,497,083	9,325,241	2,746,693	2,297,588	18,267,197
Units purchased	44,465,832	21,714,193	18,699,312	1,684,083	57,285,144
Units redeemed and transferred	15,546,902	17,673,902	8,822,337	1,031,165	37,941,041

Units outstanding at December 31, 2002	71,509,817	48,713,336	30,268,342	5,012,836	113,493,382

Fidelity—VIP Value Strategies Subaccount(1)
Units outstanding at January 1, 2001	—
Units purchased	—
Units redeemed and transferred	—

Units outstanding at December 31, 2001	—
Units purchased	20,104,000
Units redeemed and transferred	7,256,554

Units outstanding at December 31, 2002	27,360,554

70

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2002

4. Financial Highlights

The Mutual Fund Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units results in different unit values, expense ratios, and total returns.

Effective with the 2001 annual financial statements, the Mutual Fund Account has presented the following disclosures required by the AICPA Audit and Accounting Guide for Investment Companies.

Subaccount	Year Ended		Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Lowest to Highest
Aggressive Asset Allocation	12/31/2002	(1)	77,195,522	$0.80 to $0.81	$62,127,936	0.00%	1.25% to 2.05%	(19.80)% to (19.38)%
Conservative Asset Allocation	12/31/2002	(1)	61,647,240	0.89 to 0.90	55,258,763	0.00	1.25 to 2.05	(10.68) to (10.21)
Moderate Asset Allocation	12/31/2002	(1)	173,062,631	0.86 to 0.87	150,188,620	0.00	1.25 to 2.05	(13.52) to (13.06)
Moderately Aggressive Asset Allocation	12/31/2002	(1)	190,988,794	0.84 to 0.84	160,292,869	0.00	1.25 to 2.05	(16.37) to (15.93)
Alger Aggressive Growth	12/31/2002 12/31/2001		22,309,542 7,353,147	0.37 to 0.72 0.57 to 0.90	10,817,753 4,768,191	0.00 0.00	1.25 to 2.05 1.25 to 1.55	(35.40) to (28.10) (17.74) to (9.91)
American Century Income & Growth	12/31/2002 12/31/2001	(1)	23,944,517 2,652,940	0.74 to 0.82 0.94 to 0.94	18,173,164 2,491,009	0.03 0.00	1.25 to 2.05 1.25 to 1.55	(20.62) to (17.65) (6.17) to (5.99)
American Century International	12/31/2002 12/31/2001	(1)	27,156,591 1,092,748	0.64 to 0.79 0.83 to 0.83	18,122,481 910,017	0.30 0.00	1.25 to 2.05 1.25 to 1.55	(23.21) to (20.83) (16.76) to (16.60)
BlackRock Global Science & Technology	12/31/2002	(1)	2,720,064	0.71 to 0.72	1,947,025	0.00	1.25 to 2.05	(28.69) to (28.32)
BlackRock Mid Cap Growth	12/31/2002	(1)	4,898,519	0.75 to 0.76	3,711,026	0.00	1.25 to 2.05	(24.51) to (24.12)
Capital Guardian Global	12/31/2002 12/31/2001		57,454,972 19,015,954	0.69 to 0.90 0.87 to 1.13	46,157,995 20,670,293	0.19 0.00	1.25 to 2.05 1.25 to 1.55	(20.75) to (19.14) (12.63) to (11.61)
Capital Guardian U.S. Equity	12/31/2002 12/31/2001		91,894,343 25,752,854	0.63 to 0.79 0.84 to 0.95	62,015,962 22,295,063	0.42 0.09	1.25 to 2.05 1.25 to 1.55	(24.96) to (20.79) (5.65) to (4.73)
Capital Guardian Value	12/31/2002 12/31/2001		132,064,117 65,773,709	0.78 to 1.81 1.02 to 2.32	167,994,073 139,740,101	4.14 0.75	1.25 to 2.05 1.25 to 1.55	(22.39) to (21.68) 2.15 to 5.16

71

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2002

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Lowest to Highest
Clarion Real Estate Securities	12/31/2002	(1)	19,808,013	$0.93 to $0.93	$18,414,292	1.45%	1.25% to 2.05%	(7.38)% to (6.89)%
Dreyfus Small Cap Value	12/31/2002 12/31/2001		120,959,061 63,008,032	0.58 to 1.89 0.98 to 3.17	122,808,233 166,222,511	15.92 0.00	1.25 to 2.05 1.25 to 1.55	(40.39) to (37.52) (2.27) to 27.00
Gabelli Global Growth	12/31/2002 12/31/2001		24,089,672 5,410,682	0.68 to 0.85 0.83 to 0.89	17,574,598 4,665,138	0.40 0.14	1.25 to 2.05 1.25 to 1.55	(17.58) to (14.62) (11.49) to (10.76)
Great Companies—AmericaSM	12/31/2002 12/31/2001	(1)	15,976,454 2,324,771	0.77 to 0.84 0.98 to 0.98	12,384,684 2,284,547	0.29 0.05	1.25 to 2.05 1.25 to 1.55	(21.90) to (15.52) (1.79) to (1.60)
Great Companies—Global2	12/31/2002 12/31/2001		4,851,513 757,925	0.60 to 0.83 0.78 to 0.92	3,213,515 646,788	0.08 0.03	1.25 to 2.05 1.25 to 1.55	(22.71) to (17.42) (18.11)to (7.81)
Great Companies—TechnologySM	12/31/2002 12/31/2001	(1)	15,454,141 1,990,417	0.47 to 0.71 0.77 to 0.77	7,504,927 1,539,710	0.00 0.00	1.25 to 2.05 1.25 to 1.55	(39.07) to (28.57) (22.68) to (22.52)
Janus Balanced (A/T)	12/31/2002	(1)	9,621,604	0.94 to 0.94	9,042,475	0.00	1.25 to 2.05	(6.38) to (5.89)
Janus Global (A/T)	12/31/2002 12/31/2001		2,581,850 3,784,444	0.43 to 0.43 0.59 to 0.59	1,112,508 2,237,327	2.49 0.91	1.40 to 1.55 1.40 to 1.55	(27.15) to (27.05) (24.03) to (23.92)
Janus Growth II (A/T)	12/31/2002 12/31/2001		19,346,822 13,937,376	0.54 to 16.76 0.78 to 24.50	151,785,744 280,211,040	0.00 0.00	1.25 to 2.05 1.25 to 1.55	(31.71) to (20.42) (29.81) to (21.55)
Jennison Growth	12/31/2002 12/31/2001		32,610,240 23,147,688	0.59 to 0.75 0.86 to 0.87	19,634,560 20,058,486	0.00 2.05	1.25 to 2.05 1.25 to 1.55	(31.80) to (24.66) (19.80) to (12.69)
J.P. Morgan Enhanced Index	12/31/2002 12/31/2001		92,747,224 54,591,461	0.67 to 1.04 0.90 to 1.40	78,761,744 66,756,939	0.42 0.60	1.25 to 2.05 1.25 to 1.55	(25.74) to (19.72) (13.33) to (10.09)
Marsico Growth	12/31/2002 12/31/2001		11,985,770 5,540,197	0.56 to 0.65 0.77 to 0.88	7,534,806 4,583,045	0.14 0.75	1.25 to 1.55 1.25 to 1.55	(27.11) to (26.90) (15.41) to (11.57)
MFS High Yield	12/31/2002 12/31/2001		57,464,724 14,368,833	0.96 to 0.99 0.95 to 0.98	56,013,323 13,819,437	2.55 6.10	1.25 to 2.05 1.25 to 1.55	(1.52) to 0.81 (2.11) to 2.34

72

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2002

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Lowest to Highest
PBHG Mid Cap Growth	12/31/2002 12/31/2001		37,494,545 12,609,731	$0.35 to $0.75 0.50 to 0.82	$17,333,114 7,274,490	0.00% 0.00	1.25% to 2.05% 1.25 to 1.55	(29.49)% to (25.38)% (36.91) to (17.57)
PBHG/NWQ Value Select	12/31/2002 12/31/2001		38,976,379 10,361,912	0.80 to 0.89 0.94 to 1.05	32,349,688 10,364,526	2.38 0.15	1.25 to 2.05 1.25 to 1.55	(19.43) to (15.27) (5.67) to (3.17)
PIMCO Total Return	12/31/2002	(1)	102,929,761	1.05 to 1.05	108,224,791	0.00	1.25 to 2.05	4.77 to 5.32
Salomon All Cap	12/31/2002 12/31/2001		121,189,522 29,225,118	0.70 to 0.77 0.94 to 1.04	88,454,040 28,991,290	1.19 1.62	1.25 to 2.05 1.25 to 1.55	(25.86) to (23.13) (5.54) to 0.67
Transamerica Convertible Securities	12/31/2002	(1)	5,536,438	0.92 to 0.92	5,107,571	0.00	1.25 to 2.05	(8.06) to (7.57)
Transamerica Equity	12/31/2002 12/31/2001		93,701,526 22,816,124	0.52 to 0.84 0.67 to 0.87	59,308,368 17,895,604	0.00 0.00	1.25 to 2.05 1.25 to 1.55	(23.43) to (15.71) (18.89) to (12.74)
Transamerica Growth Opportunities	12/31/2002 12/31/2001	(1)	21,373,252 2,250,328	0.79 to 0.94 1.11 to 1.11	19,497,456 2,491,329	0.00 0.00	1.25 to 2.05 1.25 to 1.55	(21.11) to (15.37) 10.66 to 10.87
Transamerica U.S. Government Securities	12/31/2002 12/31/2001		109,387,061 44,518,524	1.04 to 1.48 1.01 to 1.41	136,725,518 60,127,394	2.26 4.51	1.25 to 2.05 1.25 to 1.55	3.78 to 4.51 1.49 to 3.64
T. Rowe Price Dividend Growth	12/31/2002 12/31/2001		11,694,319 4,481,763	0.77 to 0.81 0.96 to 1.02	9,109,022 4,429,724	0.58 0.39	1.25 to 1.55 1.25 to 1.55	(20.06) to (19.82) (5.64) to (3.63)
T. Rowe Price Equity Income	12/31/2002 12/31/2001		157,696,726 83,106,237	0.84 to 2.02 0.99 to 2.35	220,110,075 177,874,361	1.18 1.78	1.25 to 2.05 1.25 to 1.55	(16.30) to (13.89) (1.27) to 0.75
T. Rowe Price Growth Stock	12/31/2002 12/31/2001		89,794,555 51,722,995	0.71 to 2.07 0.93 to 2.72	125,639,090 126,965,924	0.05 0.00	1.25 to 2.05 1.25 to 1.55	(23.99) to (18.26) (11.43) to (6.48)
T. Rowe Price Small Cap	12/31/2002 12/31/2001		69,762,728 8,699,824	0.54 to 0.74 0.76 to 0.96	43,928,332 7,346,287	0.00 0.00	1.25 to 2.05 1.25 to 1.55	(28.46) to (25.60) (11.10) to (4.40)
Van Kampen Active International Allocation	12/31/2002 12/31/2001		64,358,313 62,193,754	0.68 to 1.00 0.83 to 1.23	61,044,131 75,633,737	0.19 0.00	1.25 to 2.05 1.25 to 1.55	(18.24) to (17.60) (24.14) to (16.97)

73

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2002

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	TotalReturn*** Lowest to Highest
Van Kampen Asset Allocation	12/31/2002 12/31/2001		107,808,914 85,210,147	$0.79 to $2.22 0.96 to 2.69	$167,655,244 207,842,177	2.19 2.03%	1.25% to 2.05% 1.25 to 1.55	(17.66)% to (12.60)% (8.49) to (3.52)
Van Kampen Money Market	12/31/2002 12/31/2001		153,089,743 83,695,016	0.99 to 1.37 1.01 to 1.37	181,925,199 107,964,395	1.23 3.46	1.25 to 2.05 1.25 to 1.55	(0.55) to 0.02 0.97 to 2.26
Van Kampen Emerging Growth	12/31/2002 12/31/2001	(1)	49,065,717 5,226,682	0.53 to 0.72 0.81 to 0.81	27,232,336 4,211,308	0.12 0.05	1.25 to 2.05 1.25 to 1.55	(34.08) to (27.60) (19.47) to (19.31)
AIM V.I. Basic Value	12/31/2002	(1)	32,699,290	0.76 to 0.76	24,780,890	0.00	1.25 to 2.05	(24.49) to (24.09)
AIM V.I. Capital Appreciation	12/31/2002	(1)	4,936,356	0.79 to 0.79	3,915,423	0.00	1.25 to 2.05	(20.98) to (20.57)
Alliance Growth & Income	12/31/2002 12/31/2001	(1)	70,086,633 14,384,813	0.71 to 0.79 0.93 to 0.93	50,207,336 13,314,922	0.51 0.02	1.25 to 2.05 1.25 to 1.55	(23.45) to (21.14) (7.49) to (7.31)
Alliance Premier Growth	12/31/2002 12/31/2001	(1)	30,473,027 6,606,658	0.58 to 0.78 0.85 to 0.86	18,229,620 5,648,894	0.00 0.00	1.25 to 2.05 1.25 to 1.55	(31.90) to (21.66) (14.55) to (14.38)
Janus Aspen—Aggressive Growth	12/31/2002 12/31/2001		16,988,777 7,750,839	0.28 to 0.80 0.40 to 0.77	7,669,307 4,183,315	0.00 0.00	1.25 to 2.05 1.25 to 1.55	(29.22) to (20.26) (40.52) to (22.98)
Janus Aspen—Strategic Value	12/31/2002 12/31/2001		4,295,138 2,514,974	0.68 to 0.69 0.90 to 0.91	2,932,762 2,271,494	0.00 0.19	1.25 to 1.55 1.25 to 1.55	(24.59) to (24.37) (9.79) to (9.32)
Janus Aspen—Worldwide Growth	12/31/2002 12/31/2001		43,745,026 11,349,020	0.49 to 0.78 0.68 to 0.84	25,794,581 8,462,307	0.80 0.31	1.25 to 2.05 1.25 to 1.55	(26.84) to (21.89) (23.81) to (16.29)
MFS New Discovery	12/31/2002	(1)	14,204,971	0.74 to 0.75	10,608,713	0.00	1.25 to 2.05	(25.58) to (25.19)
MFS Total Return	12/31/2002	(1)	29,259,435	0.91 to 0.92	26,839,157	0.00	1.25 to 2.05	(8.59) to (8.10)
Fidelity—VIP Contrafund®	12/31/2002 12/31/2001		71,509,817 11,497,083	0.71 to 0.86 0.79 to 0.95	56,346,614 9,889,052	0.31 0.36	1.25 to 2.05 1.25 to 1.55	(14.04) to (10.72) (13.81) to (5.28)
Fidelity—VIP Equity-Income	12/31/2002 12/31/2001		48,713,336 9,325,241	0.76 to 0.83 0.94 to 1.01	38,609,834 9,144,663	0.79 0.51	1.25 to 2.05 1.25 to 1.55	(18.47) to (18.07) (6.68) to (6.23)

74

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2002

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Lowest to Highest
Fidelity—VIP Growth	12/31/2002 12/31/2001	(1)	30,268,342 2,746,693	$0.60 to $0.74 0.87 to 0.87	$18,741,932 2,383,047	0.05 0.00%	1.25% to 2.05% 1.25 to 1.55	(31.36)% to (25.51)% (13.30) to (13.13)
Fidelity—VIP Growth Opportunities	12/31/2002 12/31/2001		5,012,836 2,297,588	0.55 to 0.70 0.71 to 0.91	3,388,621 1,923,198	0.54 0.12	1.25 to 1.55 1.25 to 1.55	(23.20) to (22.97) (15.95) to (8.66)
Fidelity—VIP Mid Cap	12/31/2002 12/31/2001		113,493,382 18,267,197	0.85 to 0.94 1.03 to 1.06	103,698,664 19,082,668	0.35 0.00	1.25 to 2.05 1.25 to 1.55	(14.61) to (11.14) (5.00) to 2.92
Fidelity—VIP Value Strategies	12/31/2002	(1)	27,360,554	0.75 to 0.75	20,469,197	0.00	1.25 to 2.05	(25.45) to (25.06)

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest.
**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded. Expense ratio(s) for periods of less than one year have been annualized.
**	These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

75

Transamerica Life Insurance Company Separate

Account VA B—Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2002

5. Administrative, Mortality, and Expense Risk Charge

Administrative charges include an annual charge of the lesser of 2% of the policy value or $35 per contract, which will commence on the first policy anniversary of each contract owner’s account. For policies issued on or after May 1, 1995, this charge is waived if the sum of the premium payments less the sum of all partial withdrawals equals or exceeds $50,000 on the policy anniversary. Charges for administrative fees to the variable annuity contracts are an expense of the Mutual Fund Account. Transamerica Life also deducts a daily charge equal to an annual rate .15% of the contract owner’s account for administrative expenses. For certain policies sold on or after May 1, 1997 during the first seven policy years, Transamerica Life deducts a daily distribution finance charge equal to an effective rate of .15% of the contract owner’s account.

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for Transamerica Life’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the account and ranges from 1.10% to 1.90%, depending on the death benefit selected. Contract owners should see their actual policy and any related attachments to determine their specific charges.

Prior to May 1, 2001, Transamerica Life offered a 5% Annually Compounding Death Benefit and a Double Enhanced Death Benefit with a charge equal to an annual effective rate of 1.25% of the value of the contract owner’s individual account. They also offered a Return of Premium Death Benefit with a corresponding charge equal to an annual effective rate of 1.10% of the value of the contract owner’s individual account. These options are no longer available subsequent to May 1, 2001.

6. Income Taxes

Operations of the Mutual Fund Account form a part of Transamerica Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of Transamerica Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from Transamerica Life. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to Transamerica Life, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

76

FINANCIAL STATEMENTS

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Year Ended December 31, 2002

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Financial Statements

Year Ended December 31, 2002

Report of Independent Auditors

The Board of Directors and Contract Owners

of the Transamerica Landmark ML Variable Annuity,

Transamerica Life Insurance Company

We have audited the accompanying statements of assets and liabilities of certain subaccounts of Transamerica Life Insurance Company Separate Account B (comprised of the Aggressive Asset Allocation, Conservative Asset Allocation, Moderate Asset Allocation, Moderately Aggressive Asset Allocation, Alger Aggressive Growth, American Century Income & Growth, American Century International, BlackRock Global Science & Technology, BlackRock Mid Cap Growth, Capital Guardian Global, Capital Guardian U.S. Equity, Capital Guardian Value, Clarion Real Estate Securities, Dreyfus Small Cap Value, Gabelli Global Growth, Great Companies—AmericaSM, Great Companies—Global2, Great Companies—TechnologySM, Janus Balanced (A/T), Janus Global (A/T), Janus Growth II (A/T), Jennison Growth, J.P. Morgan Enhanced Index, Marsico Growth, MFS High Yield, PBHG Mid Cap Growth, PBHG/NWQ Value Select, PIMCO Total Return, Salomon All Cap, Transamerica Convertible Securities, Transamerica Equity, Transamerica Growth Opportunities, Transamerica U. S. Government Securities, T. Rowe Price Dividend Growth, T. Rowe Price Equity Income, T. Rowe Price Growth Stock, T. Rowe Price Small Cap, Van Kampen Active International Allocation, Van Kampen Asset Allocation, Van Kampen Money Market, Van Kampen Emerging Growth, AIM V.I. Basic Value, AIM V.I. Capital Appreciation, Alliance Growth & Income, Alliance Premier Growth, Janus Aspen—Aggressive Growth, Janus Aspen—Strategic Value, Janus Aspen—Worldwide Growth, MFS New Discovery, MFS Total Return, Fidelity—VIP Contrafund®, Fidelity—VIP Equity-Income, Fidelity—VIP Growth, Fidelity—VIP Growth Opportunities, Fidelity—VIP Mid Cap, Fidelity—VIP Value Strategies, Merrill Lynch Basic Value V.I., Merrill Lynch High Current Income V.I., and Merrill Lynch Developing Capital Markets V.I subaccounts), which are available for investment by contract owners of the Transamerica Landmark ML Variable Annuity, as of December 31, 2002, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

1

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2002, by correspondence with the mutual funds’ transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Transamerica Life Insurance Company Separate Account B, which are available for investment by contract owners of the Transamerica Landmark ML Variable Annuity, at December 31, 2002, and the results of their operations and changes in their net assets for the periods indicated thereon in conformity with accounting principles generally accepted in the United States.

/s/    ERNST & YOUNG LLP

Des Moines, Iowa

January 31, 2003

2

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Aggressive Asset Allocation Subaccount	Conservative Asset Allocation Subaccount	Moderate Asset Allocation Subaccount	Moderately Aggressive Asset Allocation Subaccount
Assets
Investment in securities:
Number of shares	848,213.881	1,115,359.910	3,270,508.871	2,924,930.220

Cost	$6,938,698	$10,117,624	$28,819,017	$24,883,140

Investments in mutual funds, at net asset value	$6,929,907	$10,138,622	$28,813,183	$24,920,405
Receivable for units sold	14	2	—	4

Total assets	6,929,921	10,138,624	28,813,183	24,920,409

Liabilities
Payable for units redeemed	—	—	4	—

	$6,929,921	$10,138,624	$28,813,179	$24,920,409

Net Assets:
Deferred annuity contracts terminable by owners	$6,929,921	$10,138,624	$28,813,179	$24,920,409

Total net assets	$6,929,921	$10,138,624	$28,813,179	$24,920,409

Accumulation units outstanding:
M&E—1.25%	230,786	100	394,906	243,546

M&E—1.30%	854,486	876,495	2,846,226	3,357,598

M&E—1.40%	296,108	9,635	49,393	393,043

M&E—1.50%	917,912	2,439,102	4,162,768	5,121,527

M&E—1.55%	5,752,867	6,071,546	21,499,994	15,466,860

M&E—1.80%	100	508,045	1,263,395	841,961

M&E—2.05%	559,979	1,412,369	2,997,128	4,282,552

Accumulation unit value:
M&E—1.25%	$0.806199	$0.897884	$0.869359	$0.840747

M&E—1.30%	$0.805934	$0.897589	$0.869075	$0.840459

M&E—1.40%	$0.805402	$0.896994	$0.868490	$0.839908

M&E—1.50%	$0.804872	$0.896399	$0.867926	$0.839352

M&E—1.55%	$0.804600	$0.896108	$0.867636	$0.839081

M&E—1.80%	$0.803272	$0.894630	$0.866203	$0.837699

M&E—2.05%	$0.801958	$0.893163	$0.864789	$0.836320

See accompanying notes.

3

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Alger Aggressive Growth Subaccount	American Century Income & Growth Subaccount	American Century International Subaccount	BlackRock Global Science & Technology Subaccount
Assets
Investment in securities:
Number of shares	535,665.764	572,621.417	508,678.609	20,113.211

Cost	$8,105,630	$4,860,301	$3,491,937	$137,697

Investments in mutual funds, at net asset value	$5,742,337	$4,374,828	$3,057,158	$133,753
Receivable for units sold	—	—	—	—

Total assets	5,742,337	4,374,828	3,057,158	133,753

Liabilities
Payable for units redeemed	6	3	—	2

	$5,742,331	$4,374,825	$3,057,158	$133,751

Net Assets:
Deferred annuity contracts terminable by owners	$5,742,331	$4,374,825	$3,057,158	$133,751

Total net assets	$5,742,331	$4,374,825	$3,057,158	$133,751

Accumulation units outstanding:
M&E—1.25%	491,674	580,091	564,908	100

M&E—1.30%	109,245	137,071	201,774	22,103

M&E—1.40%	1,149,929	49,098	105,277	100

M&E—1.50%	3,012,599	3,455,258	1,640,627	43,991

M&E—1.55%	8,507,691	1,482,432	2,029,067	120,412

M&E—1.80%	32,109	8,059	2,996	100

M&E—2.05%	30,097	127,525	150,050	100

Accumulation unit value:
M&E—1.25%	$0.583701	$0.748541	$0.642367	$0.716831

M&E—1.30%	$0.719046	$0.823545	$0.791709	$0.716588

M&E—1.40%	$0.372085	$0.746690	$0.640777	$0.716123

M&E—1.50%	$0.581289	$0.745459	$0.639710	$0.715648

M&E—1.55%	$0.370627	$0.744847	$0.639197	$0.715409

M&E—1.80%	$0.716679	$0.820840	$0.789104	$0.714234

M&E—2.05%	$0.715503	$0.819488	$0.787811	$0.713056

See accompanying notes.

4

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	BlackRock Mid Cap Growth Subaccount	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount
Assets
Investment in securities:
Number of shares	86,261.586	1,216,429.471	2,280,056.570	2,139,671.094

Cost	$647,006	$13,848,481	$20,275,253	$34,386,829

Investments in mutual funds, at net asset value	$640,924	$10,327,486	$16,849,618	$28,136,675
Receivable for units sold	—	10	18	—

Total assets	640,924	10,327,496	16,849,636	28,136,675

Liabilities
Payable for units redeemed	1	—	—	118

	$640,923	$10,327,496	$16,849,636	$28,136,557

Net Assets:
Deferred annuity contracts terminable by owners	$640,923	$10,327,496	$16,849,636	$28,136,557

Total net assets	$640,923	$10,327,496	$16,849,636	$28,136,557

Accumulation units outstanding:
M&E—1.25%	3,563	326,604	1,041,319	1,660,062

M&E—1.30%	120,019	625,870	1,226,256	965,972

M&E—1.40%	100	958,489	1,382,072	1,284,593

M&E—1.50%	67,069	2,721,198	8,023,044	11,125,076

M&E—1.55%	586,044	7,287,566	13,153,319	7,770,626

M&E—1.80%	100	47,504	23,197	349,950

M&E—2.05%	69,383	387,174	321,050	787,275

Accumulation unit value:
M&E—1.25%	$0.758849	$0.695651	$0.711263	$0.801427

M&E—1.30%	$0.758594	$0.808601	$0.792055	$0.779903

M&E—1.40%	$0.758097	$0.898194	$0.635616	$1.811637

M&E—1.50%	$0.757595	$0.692795	$0.708345	$0.798116

M&E—1.55%	$0.757342	$0.891692	$0.631386	$1.796955

M&E—1.80%	$0.756091	$0.805929	$0.789456	$0.777326

M&E—2.05%	$0.754855	$0.804614	$0.788153	$0.776052

See accompanying notes.

5

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Clarion Real Estate Securities Subaccount	Dreyfus Small Cap Value Subaccount	Gabelli Global Growth Subaccount	Great Companies— AmericaSM Subaccount
Assets
Investment in securities:
Number of shares	184,353.674	5,169,306.452	493,360.988	282,559.453

Cost	$2,098,232	$69,372,467	$3,782,889	$2,467,338

Investments in mutual funds, at net asset value	$2,103,475	$39,441,808	$3,359,788	$2,226,568
Receivable for units sold	—	—	7	4

Total assets	2,103,475	39,441,808	3,359,795	2,226,572

Liabilities
Payable for units redeemed	—	340	—	—

	$2,103,475	$39,441,468	$3,359,795	$2,226,572

Net Assets:
Deferred annuity contracts terminable by owners	$2,103,475	$39,441,468	$3,359,795	$2,226,572

Total net assets	$2,103,475	$39,441,468	$3,359,795	$2,226,572

Accumulation units outstanding:
M&E—1.25%	16,862	3,293,033	249,343	153,596

M&E—1.30%	292,268	270,032	149,927	80,437

M&E—1.40%	290,951	1,831,806	72,159	57,828

M&E—1.50%	163,850	20,103,499	1,513,335	1,472,638

M&E—1.55%	1,347,083	11,774,586	2,656,338	1,109,733

M&E—1.80%	39,351	4,114	51,507	100

M&E—2.05%	112,931	105,234	29,933	16,685

Accumulation unit value:
M&E—1.25%	$0.931052	$0.585256	$0.737695	$0.770822

M&E—1.30%	$0.930745	$0.624786	$0.853824	$0.844812

M&E—1.40%	$0.930127	$1.891803	$0.686395	$0.768919

M&E—1.50%	$0.929516	$0.582857	$0.734658	$0.767645

M&E—1.55%	$0.929213	$1.876467	$0.684125	$0.767017

M&E—1.80%	$0.927684	$0.622732	$0.851017	$0.842029

M&E—2.05%	$0.926167	$0.621703	$0.849612	$0.840650

See accompanying notes.

6

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Great Companies— Global[2] Subaccount	Great Companies— TechnologySM Subaccount	Janus Balanced (A/T) Subaccount	Janus Global (A/T) Subaccount
Assets
Investment in securities:
Number of shares	136,069.012	313,518.204	69,507.489	136,516.108

Cost	$874,322	$1,113,910	$656,283	$3,808,430

Investments in mutual funds, at net asset value	$757,904	$824,553	$659,626	$1,796,552
Receivable for units sold	7	3	—	—

Total assets	757,911	824,556	659,626	1,796,552

Liabilities
Payable for units redeemed	—	—	1	3

	$757,911	$824,556	$659,625	$1,796,549

Net Assets:
Deferred annuity contracts terminable by owners	$757,911	$824,556	$659,625	$1,796,549

Total net assets	$757,911	$824,556	$659,625	$1,796,549

Accumulation units outstanding:
M&E—1.25%	105,241	102,242	100	—

M&E—1.30%	25,481	18,332	63,626	—

M&E—1.40%	9,359	3,983	17,569	566,620

M&E—1.50%	409,998	1,045,932	45,147	—

M&E—1.55%	601,214	560,110	363,313	3,607,099

M&E—1.80%	3,282	3,429	100	—

M&E—2.05%	100	2,267	212,969	—

Accumulation unit value:
M&E—1.25%	$0.714658	$0.473501	$0.941146	—

M&E—1.30%	$0.825826	$0.714332	$0.940839	—

M&E—1.40%	$0.603147	$0.472335	$0.940213	$0.431915

M&E—1.50%	$0.711719	$0.471553	$0.939595	—

M&E—1.55%	$0.601160	$0.471165	$0.939281	$0.430212

M&E—1.80%	$0.823112	$0.711979	$0.937747	—

M&E—2.05%	$0.821759	$0.710805	$0.936208	—

See accompanying notes.

7

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Janus Growth II (A/T) Subaccount	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount
Assets
Investment in securities:
Number of shares	1,086,779.103	654,417.333	2,898,381.086	482,938.856

Cost	$89,253,453	$6,816,884	$44,900,594	$4,383,144

Investments in mutual funds, at net asset value	$35,385,528	$3,730,179	$28,809,908	$3,245,349
Receivable for units sold	38	9	38	11

Total assets	35,385,566	3,730,188	28,809,946	3,245,360

Liabilities
Payable for units redeemed	—	—	—	—

	$35,385,566	$3,730,188	$28,809,946	$3,245,360

Net Assets:
Deferred annuity contracts terminable by owners	$35,385,566	$3,730,188	$28,809,946	$3,245,360

Total net assets	$35,385,566	$3,730,188	$28,809,946	$3,245,360

Accumulation units outstanding:
M&E—1.25%	302,564	26,824	744,145	502,531

M&E—1.30%	59,106	76,322	248,379	—

M&E—1.40%	275,507	872,195	2,763,541	173,392

M&E—1.50%	2,908,449	585,718	5,570,474	2,077,966

M&E—1.55%	1,733,686	4,580,620	20,700,579	2,631,351

M&E—1.80%	63,076	51,386	4,067	—

M&E—2.05%	176,429	75,282	133,933	—

Accumulation unit value:
M&E—1.25%	$0.537330	$0.597188	$0.669596	$0.646422

M&E—1.30%	$0.795832	$0.753450	$0.802779	—

M&E—1.40%	$16.755634	$0.593335	$1.042538	$0.566427

M&E—1.50%	$0.535125	$0.594744	$0.666840	$0.643764

M&E—1.55%	$16.619804	$0.588518	$1.034093	$0.564189

M&E—1.80%	$0.793221	$0.750968	$0.800129	—

M&E—2.05%	$0.791916	$0.749731	$0.798818	—

See accompanying notes.

8

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	MFS High Yield Subaccount	PBHG Mid Cap Growth Subaccount	PBHG/NWQ Value Select Subaccount	PIMCO Total Return Subaccount
Assets
Investment in securities:
Number of shares	1,366,429.164	870,655.893	527,454.162	1,899,840.028

Cost	$12,388,494	$9,091,230	$6,914,726	$19,489,333

Investments in mutual funds, at net asset value	$12,065,570	$6,016,232	$6,134,292	$20,176,301
Receivable for units sold	—	226	13	5

Total assets	12,065,570	6,016,458	6,134,305	20,176,306

Liabilities
Payable for units redeemed	2	—	—	—

	$12,065,568	$6,016,458	$6,134,305	$20,176,306

Net Assets:
Deferred annuity contracts terminable by owners	$12,065,568	$6,016,458	$6,134,305	$20,176,306

Total net assets	$12,065,568	$6,016,458	$6,134,305	$20,176,306

Accumulation units outstanding:
M&E—1.25%	668,240	909,998	345,912	730,334

M&E—1.30%	426,278	124,854	236,553	2,318,022

M&E—1.40%	892,286	691,235	448,557	383,158

M&E—1.50%	3,021,462	2,807,063	2,414,680	2,927,728

M&E—1.55%	6,993,927	9,340,025	3,739,322	10,488,619

M&E—1.80%	46,698	220,267	30,365	159,936

M&E—2.05%	393,163	98,661	21,772	2,187,728

Accumulation unit value:
M&E—1.25%	$0.988505	$0.582935	$0.800587	$1.053222

M&E—1.30%	$0.989712	$0.746244	$0.809708	$1.052874

M&E—1.40%	$0.966374	$0.352803	$0.886287	$1.052178

M&E—1.50%	$0.984455	$0.580537	$0.797294	$1.051492

M&E—1.55%	$0.959844	$0.351418	$0.882787	$1.051137

M&E—1.80%	$0.986461	$0.743777	$0.807044	$1.049414

M&E—2.05%	$0.984831	$0.742552	$0.805713	$1.047694

See accompanying notes.

9

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Salomon All Cap Subaccount	Transamerica Convertible Securities Subaccount	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount
Assets
Investment in securities:
Number of shares	1,909,847.823	110,443.692	834,204.794	345,507.713

Cost	$22,524,264	$1,027,984	$14,233,879	$3,596,039

Investments in mutual funds, at net asset value	$18,525,524	$1,029,335	$11,461,974	$3,309,964
Receivable for units sold	46	—	—	—

Total assets	18,525,570	1,029,335	11,461,974	3,309,964

Liabilities
Payable for units redeemed	—	2	93	—

	$18,525,570	$1,029,333	$11,461,881	$3,309,964

Net Assets:
Deferred annuity contracts terminable by owners	$18,525,570	$1,029,333	$11,461,881	$3,309,964

Total net assets	$18,525,570	$1,029,333	$11,461,881	$3,309,964

Accumulation units outstanding:
M&E—1.25%	1,326,410	100	994,699	298,152

M&E—1.30%	422,351	214,322	154,745	162,427

M&E—1.40%	512,989	7,073	527,307	59,325

M&E—1.50%	10,991,747	91,033	6,361,339	1,556,375

M&E—1.55%	11,401,615	629,947	11,778,526	1,189,110

M&E—1.80%	42,081	100	2,713	31,425

M&E—2.05%	488,017	173,458	86,735	325,070

Accumulation unit value:
M&E—1.25%	$0.703500	$0.924287	$0.670137	$0.938318

M&E—1.30%	$0.768745	$0.923984	$0.842931	$0.792775

M&E—1.40%	$0.771838	$0.923378	$0.517494	$0.936005

M&E—1.50%	$0.700615	$0.922763	$0.667381	$0.934457

M&E—1.55%	$0.768775	$0.922464	$0.515473	$0.933700

M&E—1.80%	$0.766218	$0.920948	$0.840150	$0.790161

M&E—2.05%	$0.764956	$0.919433	$0.838775	$0.788866

See accompanying notes.

10

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Transamerica U.S. Government Securities Subaccount	T. Rowe Price Dividend Growth Subaccount	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount
Assets
Investment in securities:
Number of shares	3,488,204.762	495,269.582	3,081,633.987	2,625,909.804

Cost	$41,436,893	$4,633,257	$55,662,410	$57,756,734

Investments in mutual funds, at net asset value	$42,974,683	$3,868,055	$47,118,184	$39,624,979
Receivable for units sold	—	—	—	—

Total assets	42,974,683	3,868,055	47,118,184	39,624,979

Liabilities
Payable for units redeemed	91,672	15	41,819	39,833

	$42,883,011	$3,868,040	$47,076,365	$39,585,146

Net Assets:
Deferred annuity contracts terminable by owners	$42,883,011	$3,868,040	$47,076,365	$39,585,146

Total net assets	$42,883,011	$3,868,040	$47,076,365	$39,585,146

Accumulation units outstanding:
M&E—1.25%	3,474,145	602,705	2,757,519	2,332,529

M&E—1.30%	1,389,506	—	1,068,795	853,040

M&E—1.40%	1,808,848	125,853	2,305,320	1,650,908

M&E—1.50%	13,381,067	3,092,215	13,870,323	13,849,264

M&E—1.55%	13,824,113	1,135,260	13,413,992	11,073,906

M&E—1.80%	60,797	—	25,977	124,135

M&E—2.05%	563,263	—	564,295	1,390,593

Accumulation unit value:
M&E—1.25%	$1.062441	$0.772679	$0.851550	$0.712910

M&E—1.30%	$1.042912	—	$0.841110	$0.817448

M&E—1.40%	$1.475683	$0.813944	$2.022500	$2.070419

M&E—1.50%	$1.058073	$0.769517	$0.848065	$0.709982

M&E—1.55%	$1.466107	$0.810733	$2.006092	$2.053645

M&E—1.80%	$1.039480	—	$0.838349	$0.814764

M&E—2.05%	$1.037786	—	$0.836971	$0.813420

See accompanying notes.

11

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount	Van Kampen Asset Allocation Subaccount	Van Kampen Money Market Subaccount
Assets
Investment in securities:
Number of shares	1,489,139.901	1,905,621.763	2,234,813.575	26,895,921.490

Cost	$14,297,254	$25,672,800	$39,220,603	$26,895,921

Investments in mutual funds, at net asset value	$11,868,445	$14,463,669	$28,717,354	$26,895,921
Receivable for units sold	—	213	84	1,072

Total assets	11,868,445	14,463,882	28,717,438	26,896,993

Liabilities
Payable for units redeemed	18,307	—	—	—

	$11,850,138	$14,463,882	$28,717,438	$26,896,993

Net Assets:
Deferred annuity contracts terminable by owners	$11,850,138	$14,463,882	$28,717,438	$26,896,993

Total net assets	$11,850,138	$14,463,882	$28,717,438	$26,896,993

Accumulation units outstanding:
M&E—1.25%	1,121,596	598,958	1,681,402	930,626

M&E—1.30%	539,694	99,637	214,769	805,365

M&E—1.40%	782,116	1,518,406	1,383,971	1,855,418

M&E—1.50%	6,150,306	2,699,957	7,362,721	4,466,039

M&E—1.55%	10,240,467	10,413,011	8,308,428	13,073,006

M&E—1.80%	32,430	14,456	100	153,412

M&E—2.05%	623,519	296,790	17,503	239,314

Accumulation unit value:
M&E—1.25%	$0.685942	$0.680836	$0.796805	$1.011588

M&E—1.30%	$0.744004	$0.824046	$0.874009	$0.999405

M&E—1.40%	$0.545628	$1.003493	$2.216306	$1.366869

M&E—1.50%	$0.683124	$0.678033	$0.793528	$1.007422

M&E—1.55%	$0.543474	$0.995330	$2.198351	$1.355816

M&E—1.80%	$0.741544	$0.821327	$0.871131	$0.996112

M&E—2.05%	$0.740331	$0.819975	$0.869699	$0.994483

See accompanying notes.

12

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Van Kampen Emerging Growth Subaccount	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount	Alliance Growth & Income Subaccount
Assets
Investment in securities:
Number of shares	588,050.129	287,994.316	25,203.433	936,454.947

Cost	$9,697,845	$2,322,264	$426,885	$18,540,516

Investments in mutual funds, at net asset value	$7,644,652	$2,292,435	$412,832	$15,442,142
Receivable for units sold	—	3	—	195

Total assets	7,644,652	2,292,438	412,832	15,442,337

Liabilities
Payable for units redeemed	3	—	1	—

	$7,644,649	$2,292,438	$412,831	$15,442,337

Net Assets:
Deferred annuity contracts terminable by owners	$7,644,649	$2,292,438	$412,831	$15,442,337

Total net assets	$7,644,649	$2,292,438	$412,831	$15,442,337

Accumulation units outstanding:
M&E—1.25%	2,204,413	42,462	100	2,850,563

M&E—1.30%	415,656	369,893	74,397	386,717

M&E—1.40%	138,342	3,421	100	323,505

M&E—1.50%	6,606,540	336,196	2,220	12,688,259

M&E—1.55%	4,463,906	1,870,372	416,752	4,511,559

M&E—1.80%	83,924	56,249	100	194,607

M&E—2.05%	214,091	347,966	27,045	687,818

Accumulation unit value:
M&E—1.25%	$0.533456	$0.759054	$0.794340	$0.711608

M&E—1.30%	$0.723956	$0.758797	$0.794074	$0.788553

M&E—1.40%	$0.532132	$0.758298	$0.793548	$0.709849

M&E—1.50%	$0.531264	$0.757796	$0.793030	$0.708682

M&E—1.55%	$0.530826	$0.757548	$0.792764	$0.708109

M&E—1.80%	$0.721570	$0.756303	$0.791459	$0.785944

M&E—2.05%	$0.720387	$0.755058	$0.790158	$0.784658

See accompanying notes.

13

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Alliance Premier Growth Subaccount	Janus Aspen— Aggressive Growth Subaccount	Janus Aspen— Strategic Value Subaccount	Janus Aspen— Worldwide Growth Subaccount
Assets
Investment in securities:
Number of shares	507,243.777	131,301.104	209,138.958	360,010.768

Cost	$11,004,183	$2,556,833	$1,872,856	$9,254,879

Investments in mutual funds, at net asset value	$8,770,245	$2,050,923	$1,470,247	$7,542,226
Receivable for units sold	4	86	1	50

Total assets	8,770,249	2,051,009	1,470,248	7,542,276

Liabilities
Payable for units redeemed	—	—	—	—

	$8,770,249	$2,051,009	$1,470,248	$7,542,276

Net Assets:
Deferred annuity contracts terminable by owners	$8,770,249	$2,051,009	$1,470,248	$7,542,276

Total net assets	$8,770,249	$2,051,009	$1,470,248	$7,542,276

Accumulation units outstanding:
M&E—1.25%	1,546,736	167,137	115,230	1,330,626

M&E—1.30%	337,594	57,341	—	293,214

M&E—1.40%	219,071	68,017	94,228	261,814

M&E—1.50%	9,625,845	1,137,254	687,578	4,900,486

M&E—1.55%	3,041,287	3,784,888	1,262,052	6,124,643

M&E—1.80%	15,215	18,901	—	59,678

M&E—2.05%	110,130	105,806	—	392,470

Accumulation unit value:
M&E—1.25%	$0.584791	$0.546769	$0.685852	$0.614202

M&E—1.30%	$0.783412	$0.797389	—	$0.781122

M&E—1.40%	$0.583349	$0.284558	$0.681560	$0.446997

M&E—1.50%	$0.582390	$0.544519	$0.683026	$0.611673

M&E—1.55%	$0.581903	$0.310792	$0.679339	$0.494711

M&E—1.80%	$0.780824	$0.794771	—	$0.778551

M&E—2.05%	$0.779541	$0.793465	—	$0.777262

See accompanying notes.

14

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	MFS New Discovery Subaccount	MFS Total Return Subaccount	Fidelity—VIP Contrafund® Subaccount	Fidelity—VIP Equity-Income Subaccount
Assets
Investment in securities:
Number of shares	110,972.284	147,330.547	802,972.996	607,179.451

Cost	$1,192,521	$2,492,028	$15,643,612	$12,689,014

Investments in mutual funds, at net asset value	$1,151,892	$2,511,986	$14,413,365	$10,929,230
Receivable for units sold	—	3	—	26

Total assets	1,151,892	2,511,989	14,413,365	10,929,256

Liabilities
Payable for units redeemed	1	—	1	—

	$1,151,891	$2,511,989	$14,413,364	$10,929,256

Net Assets:
Deferred annuity contracts terminable by owners	$1,151,891	$2,511,989	$14,413,364	$10,929,256

Total net assets	$1,151,891	$2,511,989	$14,413,364	$10,929,256

Accumulation units outstanding:
M&E—1.25%	13,074	73,984	892,594	550,046

M&E—1.30%	160,754	255,922	678,634	234,243

M&E—1.40%	23,177	54,764	598,151	596,092

M&E—1.50%	212,763	127,864	4,844,258	4,902,332

M&E—1.55%	835,942	1,921,222	11,183,884	6,616,423

M&E—1.80%	71,839	100	199,374	3,974

M&E—2.05%	225,728	305,394	568,297	755,518

Accumulation unit value:
M&E—1.25%	$0.748106	$0.918965	$0.845652	$0.767303

M&E—1.30%	$0.747860	$0.918659	$0.863856	$0.819327

M&E—1.40%	$0.747360	$0.918050	$0.709863	$0.827945

M&E—1.50%	$0.746874	$0.917454	$0.842179	$0.764145

M&E—1.55%	$0.746621	$0.917149	$0.707070	$0.824682

M&E—1.80%	$0.745393	$0.915635	$0.861015	$0.816627

M&E—2.05%	$0.744169	$0.914134	$0.859599	$0.815292

See accompanying notes.

15

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Fidelity—VIP Growth Subaccount	Fidelity—VIP Growth Opportunities Subaccount	Fidelity—VIP Mid Cap Subaccount	Fidelity—VIP Value Strategies Subaccount
Assets
Investment in securities:
Number of shares	147,180.889	109,462.903	1,387,643.131	552,123.741

Cost	$3,841,232	$1,631,561	$25,755,285	$4,465,928

Investments in mutual funds, at net asset value	$3,416,068	$1,274,148	$24,131,114	$4,389,384
Receivable for units sold	7	12	—	2,460

Total assets	3,416,075	1,274,160	24,131,114	4,391,844

Liabilities
Payable for units redeemed	—	—	32,359	—

	$3,416,075	$1,274,160	$24,098,755	$4,391,844

Net Assets:
Deferred annuity contracts terminable by owners	$3,416,075	$1,274,160	$24,098,755	$4,391,844

Total net assets	$3,416,075	$1,274,160	$24,098,755	$4,391,844

Accumulation units outstanding:
M&E—1.25%	343,592	209,107	1,664,798	104,085

M&E—1.30%	188,360	—	1,070,874	659,039

M&E—1.40%	52,906	91,724	1,322,365	3,244

M&E—1.50%	2,096,198	687,318	9,218,552	671,592

M&E—1.55%	2,431,170	1,087,809	12,269,341	3,869,611

M&E—1.80%	89,946	—	54,432	76,856

M&E—2.05%	373,313	—	549,824	487,593

Accumulation unit value:
M&E—1.25%	$0.598043	$0.703559	$0.914603	$0.749434

M&E—1.30%	$0.744894	—	$0.858157	$0.749188

M&E—1.40%	$0.596567	$0.549208	$0.941019	$0.748696

M&E—1.50%	$0.595582	$0.700666	$0.910846	$0.748203

M&E—1.55%	$0.595094	$0.547049	$0.937298	$0.747954

M&E—1.80%	$0.742445	—	$0.855329	$0.746720

M&E—2.05%	$0.741225	—	$0.853928	$0.745495

See accompanying notes.

16

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Merrill Lynch Basic Value V.I. Subaccount	Merrill Lynch High Current Income V.I. Subaccount	Merrill Lynch Developing Capital Markets V.I. Subaccount
Assets
Investment in securities:
Number of shares	5,279,514.453	2,222,465.001	317,023.702

Cost	$68,589,403	$17,601,739	$2,365,882

Investments in mutual funds, at net asset value	$57,282,732	$14,868,291	$2,086,016
Receivable for units sold	—	—	63

Total assets	57,282,732	14,868,291	2,086,079

Liabilities
Payable for units redeemed	14,209	19	—

	$57,268,523	$14,868,272	$2,086,079

Net Assets:
Deferred annuity contracts terminable by owners	$57,268,523	$14,868,272	$2,086,079

Total net assets	$57,268,523	$14,868,272	$2,086,079

Accumulation units outstanding:
M&E—1.25%	4,170,512	1,369,869	39,818

M&E—1.30%	2,171,702	338,905	47,143

M&E—1.40%	2,685,486	1,372,629	439,754

M&E—1.50%	21,290,852	4,966,444	274,539

M&E—1.55%	24,693,219	7,447,045	2,748,523

M&E—1.80%	142,913	13,616	100

M&E—2.05%	1,682,581	246,135	43,370

Accumulation unit value:
M&E—1.25%	$0.792544	$0.951595	$0.869886

M&E—1.30%	$0.805505	$0.951877	$0.804321

M&E—1.40%	$1.249001	$0.946337	$0.549876

M&E—1.50%	$0.789289	$0.947694	$0.866302

M&E—1.55%	$1.238870	$0.938684	$0.545416

M&E—1.80%	$0.802861	$0.948745	$0.801664

M&E—2.05%	$0.801538	$0.947186	$0.800349

See accompanying notes.

17

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Aggressive Asset Allocation Subaccount(1)	Conservative Asset Allocation Subaccount(1)	Moderate Asset Allocation Subaccount(1)	Moderately Aggressive Asset Allocation Subaccount(1)
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charge	30,830	49,279	98,617	90,588

Net investment income (loss)	(30,830)	(49,279)	(98,617)	(90,588)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	57,511	1,931,283	369,714	397,962
Cost of investments sold	69,908	2,084,236	408,905	450,813

Net realized capital gains (losses) on investments	(12,397)	(152,953)	(39,191)	(52,851)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	(8,791)	20,998	(5,834)	37,265

Net change in unrealized appreciation/depreciation of investments	(8,791)	20,998	(5,834)	37,265

Net realized and unrealized capital gains (losses) on investments	(21,188)	(131,955)	(45,025)	(15,586)

Increase (decrease) in net assets from operations	$(52,018)	$(181,234)	$(143,642)	$(106,174)

See accompanying notes.

18

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Alger Aggressive Growth Subaccount	American Century Income & Growth Subaccount	American Century International Subaccount	BlackRock Global Science & Technology Subaccount(1)
Net investment income (loss)
Income:
Dividends	$—	$970	$6,728	$—
Expenses:
Administrative, mortality and expense risk charge	77,168	40,014	27,658	442

Net investment income (loss)	(77,168)	(39,044)	(20,930)	(442)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	556,870	236,385	1,333,868	2,523
Cost of investments sold	1,023,269	256,186	1,419,393	2,675

Net realized capital gains (losses) on investments	(466,399)	(19,801)	(85,525)	(152)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(684,106)	35,614	(6,565)	—
End of period	(2,363,293)	(485,473)	(434,779)	(3,944)

Net change in unrealized appreciation/depreciation of investments	(1,679,187)	(521,087)	(428,214)	(3,944)

Net realized and unrealized capital gains (losses) on investments	(2,145,586)	(540,888)	(513,739)	(4,096)

Increase (decrease) in net assets from operations	$(2,222,754)	$(579,932)	$(534,669)	$(4,538)

See accompanying notes.

19

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	BlackRock Mid Cap Growth Subaccount(1)	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount
Net investment income (loss)
Income:
Dividends	$—	$16,260	$58,628	$1,036,355
Expenses:
Administrative, mortality and expense risk charge	2,166	129,593	204,770	356,259

Net investment income (loss)	(2,166)	(113,333)	(146,142)	680,096
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	44,703	830,811	624,951	1,521,451
Cost of investments sold	49,159	1,328,972	807,854	2,422,257

Net realized capital gains (losses) on investments	(4,456)	(498,161)	(182,903)	(900,806)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	(2,251,154)	(77,612)	(669,839)
End of period	(6,082)	(3,520,995)	(3,425,635)	(6,250,154)

Net change in unrealized appreciation/depreciation of investments	(6,082)	(1,269,841)	(3,348,023)	(5,580,315)

Net realized and unrealized capital gains (losses) on investments	(10,538)	(1,768,002)	(3,530,926)	(6,481,121)

Increase (decrease) in net assets from operations	$(12,704)	$(1,881,335)	$(3,677,068)	$(5,801,025)

See accompanying notes.

20

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Clarion Real Estate Securities Subaccount(1)	Dreyfus Small Cap Value Subaccount	Gabelli Global Growth Subaccount	Great Companies— AmericaSM Subaccount
Net investment income (loss)
Income:
Dividends	$9,175	$7,270,636	$9,392	$3,372
Expenses:
Administrative, mortality and expense risk charge	9,082	682,840	36,760	17,609

Net investment income (loss)	93	6,587,796	(27,368)	(14,237)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	605	—	—	—
Proceeds from sales	254,538	2,483,523	536,256	92,904
Cost of investments sold	273,209	3,549,458	604,930	109,685

Net realized capital gains (losses) on investments	(18,066)	(1,065,935)	(68,674)	(16,781)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	702	(103,669)	5,769
End of period	5,243	(29,930,659)	(423,101)	(240,770)

Net change in unrealized appreciation/depreciation of investments	5,243	(29,931,361)	(319,432)	(246,539)

Net realized and unrealized capital gains (losses) on investments	(12,823)	(30,997,296)	(388,106)	(263,320)

Increase (decrease) in net assets from operations	$(12,730)	$(24,409,500)	$(415,474)	$(277,557)

See accompanying notes.

21

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Great Companies— Global[2] Subaccount	Great Companies— TechnologySM Subaccount	Janus Balanced (A/T) Subaccount(1)	Janus Global (A/T) Subaccount
Net investment income (loss)
Income:
Dividends	$317	$—	$—	$62,260
Expenses:
Administrative, mortality and expense risk charge	8,759	11,702	2,628	37,338

Net investment income (loss)	(8,442)	(11,702)	(2,628)	24,922
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	72,588	212,837	8,964	756,767
Cost of investments sold	99,239	260,726	9,302	1,813,512

Net realized capital gains (losses) on investments	(26,651)	(47,889)	(338)	(1,056,745)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(2,586)	72,785	—	(2,251,532)
End of period	(116,418)	(289,357)	3,343	(2,011,878)

Net change in unrealized appreciation/depreciation of investments	(113,832)	(362,142)	3,343	239,654

Net realized and unrealized capital gains (losses) on investments	(140,483)	(410,031)	3,005	(817,091)

Increase (decrease) in net assets from operations	$(148,925)	$(421,733)	$377	$(792,169)

See accompanying notes.

22

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Janus Growth II (A/T) Subaccount	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$126,598	$4,435
Expenses:
Administrative, mortality and expense risk charge	683,016	64,951	470,699	54,879

Net investment income (loss)	(683,016)	(64,951)	(344,101)	(50,444)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	8,418,036	719,225	3,112,189	563,693
Cost of investments sold	15,301,046	1,245,416	4,721,293	792,795

Net realized capital gains (losses) on investments	(6,883,010)	(526,191)	(1,609,104)	(229,102)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(43,065,785)	(2,012,192)	(8,755,534)	(200,420)
End of period	(53,867,925)	(3,086,705)	(16,090,686)	(1,137,795)

Net change in unrealized appreciation/depreciation of investments	(10,802,140)	(1,074,513)	(7,335,152)	(937,375)

Net realized and unrealized capital gains (losses) on investments	(17,685,150)	(1,600,704)	(8,944,256)	(1,166,477)

Increase (decrease) in net assets from operations	$(18,368,166)	$(1,665,655)	$(9,288,357)	$(1,216,921)

See accompanying notes.

23

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	MFS High Yield Subaccount	PBHG Mid Cap Growth Subaccount	PBHG/NWQ Value Select Subaccount	PIMCO Total Return Subaccount(1)
Net investment income (loss)
Income:
Dividends	$261,442	$—	$106,177	$—
Expenses:
Administrative, mortality and expense risk charge	137,586	85,299	65,642	88,709

Net investment income (loss)	123,856	(85,299)	40,535	(88,709)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	69,953	—
Proceeds from sales	983,830	659,138	488,855	108,206
Cost of investments sold	1,096,065	1,908,502	547,509	106,334

Net realized capital gains (losses) on investments	(112,235)	(1,249,364)	11,299	1,872
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(415,656)	(2,427,062)	(37,609)	—
End of period	(322,924)	(3,074,998)	(780,434)	686,968

Net change in unrealized appreciation/depreciation of investments	92,732	(647,936)	(742,825)	686,968

Net realized and unrealized capital gains (losses) on investments	(19,503)	(1,897,300)	(731,526)	688,840

Increase (decrease) in net assets from operations	$104,353	$(1,982,599)	$(690,991)	$600,131

See accompanying notes.

24

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Salomon All Cap Subaccount	Transamerica Convertible Securities Subaccount (1)	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount
Net investment income (loss)
Income:
Dividends	$164,693	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charge	214,664	3,726	149,338	26,441

Net investment income (loss)	(49,971)	(3,726)	(149,338)	(26,441)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	28,654	—	—	—
Proceeds from sales	645,960	8,197	807,574	303,238
Cost of investments sold	720,879	8,902	1,484,979	279,931

Net realized capital gains (losses) on investments	(46,265)	(705)	(677,405)	23,307
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	13,480	—	(1,040,142)	50,332
End of period	(3,998,740)	1,351	(2,771,905)	(286,075)

Net change in unrealized appreciation/depreciation of investments	(4,012,220)	1,351	(1,731,763)	(336,407)

Net realized and unrealized capital gains (losses) on investments	(4,058,485)	646	(2,409,168)	(313,100)

Increase (decrease) in net assets from operations	$(4,108,456)	$(3,080)	$(2,558,506)	$(339,541)

See accompanying notes.

27

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Transamerica U.S. Government Securities Subaccount	T. Rowe Price Dividend Growth Subaccount	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount
Net investment income (loss)
Income:
Dividends	$660,546	$19,828	$523,353	$18,115
Expenses:
Administrative, mortality and expense risk charge	437,183	54,067	641,493	559,751

Net investment income (loss)	223,363	(34,239)	(118,140)	(541,636)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	785,124	—
Proceeds from sales	1,573,610	328,216	1,790,514	2,788,329
Cost of investments sold	1,547,758	367,899	2,037,713	4,323,113

Net realized capital gains (losses) on investments	25,852	(39,683)	537,925	(1,534,784)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	236,239	26,310	(1,477,449)	(9,977,520)
End of period	1,537,790	(765,202)	(8,544,226)	(18,131,755)

Net change in unrealized appreciation/depreciation of investments	1,301,551	(791,512)	(7,066,777)	(8,154,235)

Net realized and unrealized capital gains (losses) on investments	1,327,403	(831,195)	(6,528,852)	(9,689,019)

Increase (decrease) in net assets from operations	$1,550,766	$(865,434)	$(6,646,992)	$(10,230,655)

See accompanying notes.

26

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount	Van Kampen Asset Allocation Subaccount	Van Kampen Money Market Subaccount
Net investment income (loss)
Income:
Dividends	$—	$31,528	$678,213	$273,525
Expenses:
Administrative, mortality and expense risk charge	127,489	241,254	454,680	330,201

Net investment income (loss)	(127,489)	(209,726)	223,533	(56,676)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	272
Proceeds from sales	622,851	2,427,497	5,172,718	13,466,576
Cost of investments sold	913,942	4,927,427	7,382,791	13,466,576

Net realized capital gains (losses) on investments	(291,091)	(2,499,930)	(2,210,073)	272
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(242,322)	(10,691,225)	(6,490,980)	—
End of period	(2,428,809)	(11,209,131)	(10,503,249)	—

Net change in unrealized appreciation/depreciation of investments	(2,186,487)	(517,906)	(4,012,269)	—

Net realized and unrealized capital gains (losses) on investments	(2,477,578)	(3,017,836)	(6,222,342)	272

Increase (decrease) in net assets from operations	$(2,605,067)	$(3,227,562)	$(5,998,809)	$(56,404)

See accompanying notes.

27

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Van Kampen Emerging Growth Subaccount	AIM V.I. Basic Value Subaccount(1)	AIM V.I. Capital Appreciation Subaccount (1)	Alliance Growth & Income Subaccount
Net investment income (loss)
Income:
Dividends	$6,470	$23	$—	$62,878
Expenses:
Administrative, mortality and expense risk charge	83,895	7,456	1,196	173,579

Net investment income (loss)	(77,425)	(7,433)	(1,196)	(110,701)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	386,514
Proceeds from sales	599,219	67,370	80,629	700,431
Cost of investments sold	803,815	83,996	82,939	935,797

Net realized capital gains (losses) on investments	(204,596)	(16,626)	(2,310)	151,148
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	27,638	—	—	97,662
End of period	(2,053,193)	(29,829)	(14,053)	(3,098,374)

Net change in unrealized appreciation/depreciation of investments	(2,080,831)	(29,829)	(14,053)	(3,196,036)

Net realized and unrealized capital gains (losses) on investments	(2,285,427)	(46,455)	(16,363)	(3,044,888)

Increase (decrease) in net assets from operations	$(2,362,852)	$(53,888)	$(17,559)	$(3,155,589)

See accompanying notes.

28

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Alliance Premier Growth Subaccount	Janus Aspen— Aggressive Growth Subaccount	Janus Aspen— Strategic Value Subaccount	Janus Aspen— Worldwide Growth Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$40,618
Expenses:
Administrative, mortality and expense risk charge	105,925	25,475	32,784	80,417

Net investment income (loss)	(105,925)	(25,475)	(32,784)	(39,799)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	451,557	184,807	802,885	389,816
Cost of investments sold	630,843	313,578	1,087,948	627,945

Net realized capital gains (losses) on investments	(179,286)	(128,771)	(285,063)	(238,129)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	146,760	(108,242)	(87,004)	(394,627)
End of period	(2,233,938)	(505,910)	(402,609)	(1,712,653)

Net change in unrealized appreciation/depreciation of investments	(2,380,698)	(397,668)	(315,605)	(1,318,026)

Net realized and unrealized capital gains (losses) on investments	(2,559,984)	(526,439)	(600,668)	(1,556,155)

Increase (decrease) in net assets from operations	$(2,665,909)	$(551,914)	$(633,452)	$(1,595,954)

See accompanying notes.

29

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	MFS New Discovery Subaccount(1)	MFS Total Return Subaccount(1)	Fidelity—VIP Contrafund® Subaccount	Fidelity—VIP Equity-Income Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$47,853	$101,670
Expenses:
Administrative, mortality and expense risk charge	4,055	9,049	142,272	126,581

Net investment income (loss)	(4,055)	(9,049)	(94,419)	(24,911)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	146,524
Proceeds from sales	32,806	23,311	805,382	584,487
Cost of investments sold	41,037	25,786	1,103,953	719,265

Net realized capital gains (losses) on investments	(8,231)	(2,475)	(298,571)	11,746
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	(481,692)	(94,744)
End of period	(40,629)	19,958	(1,230,247)	(1,759,784)

Net change in unrealized appreciation/depreciation of investments	(40,629)	19,958	(748,555)	(1,665,040)

Net realized and unrealized capital gains (losses) on investments	(48,860)	17,483	(1,047,126)	(1,653,294)

Increase (decrease) in net assets from operations	$(52,915)	$8,434	$(1,141,545)	$(1,678,205)

See accompanying notes.

30

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Fidelity—VIP Growth Subaccount	Fidelity—VIP Growth Opportunities Subaccount	Fidelity—VIP Mid Cap Subaccount	Fidelity—VIP Value Strategies Subaccount(1)
Net investment income (loss)
Income:
Dividends	$707	$8,164	$105,480	$—
Expenses:
Administrative, mortality and expense risk charge	23,393	18,728	263,543	16,663

Net investment income (loss)	(22,686)	(10,564)	(158,063)	(16,663)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	165,042	129,167	412,411	10,873
Cost of investments sold	203,731	187,095	455,737	13,549

Net realized capital gains (losses) on investments	(38,689)	(57,928)	(43,326)	(2,676)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	8,545	(80,489)	326,507	—
End of period	(425,164)	(357,413)	(1,624,171)	(76,544)

Net change in unrealized appreciation/depreciation of investments	(433,709)	(276,924)	(1,950,678)	(76,544)

Net realized and unrealized capital gains (losses) on investments	(472,398)	(334,852)	(1,994,004)	(79,220)

Increase (decrease) in net assets from operations	$(495,084)	$(345,416)	$(2,152,067)	$(95,883)

See accompanying notes.

31

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Merrill Lynch Basic Value V.I. Subaccount	Merrill Lynch High Current Income V.I. Subaccount	Merrill Lynch Developing Capital Markets V.I. Subaccount
Net investment income (loss)
Income:
Dividends	$658,177	$1,227,240	$8,843
Expenses:
Administrative, mortality and expense risk charge	754,116	180,329	34,322

Net investment income (loss)	(95,939)	1,046,911	(25,479)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	476,695	—	—
Proceeds from sales	792,514	1,042,144	748,593
Cost of investments sold	894,607	1,550,347	1,026,696

Net realized capital gains (losses) on investments	374,602	(508,203)	(278,103)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(648,442)	(1,957,601)	(286,785)
End of period	(11,306,671)	(2,733,448)	(279,866)

Net change in unrealized appreciation/depreciation of investments	(10,658,229)	(775,847)	6,919

Net realized and unrealized capital gains (losses) On investments	(10,283,627)	(1,284,050)	(271,184)

Increase (decrease) in net assets from operations	$(10,379,566)	$(237,139)	$(296,663)

See accompanying notes.

32

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Aggressive Asset Allocation Subaccount		Conservative Asset Allocation Subaccount
	2002(1)	2001	2002(1)	2001
Operations
Net investment income (loss)	$(30,830)	$—	$(49,279)	$—
Net realized capital gains (losses) on investments	(12,397)	—	(152,953)	—
Net change in unrealized appreciation/ depreciation of investments	(8,791)	—	20,998	—

Increase (decrease) in net assets from operations	(52,018)	—	(181,234)	—
Contract transactions
Net contract purchase payments	4,658,483	—	4,947,837	—
Transfer payments from (to) other subaccounts or general account	2,329,668	—	5,453,582	—
Contract terminations, withdrawals, and other deductions	(4,433)	—	(79,546)	—
Contract maintenance charges	(1,779)	—	(2,015)	—

Increase (decrease) in net assets from contract transactions	6,981,939	—	10,319,858	—

Net increase (decrease) in net assets	6,929,921	—	10,138,624	—
Net assets:
Beginning of the period	—	—	—	—

End of the period	$6,929,921	$—	$10,138,624	$—

See accompanying notes.

33

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Moderate Asset Allocation Subaccount		Moderately Aggressive Asset Allocation Subaccount
	2002(1)	2001	2002(1)	2001
Operations
Net investment income (loss)	$(98,617)	$—	$(90,588)	$—
Net realized capital gains (losses) on investments	(39,191)	—	(52,851)	—
Net change in unrealized appreciation/ depreciation of investments	(5,834)	—	37,265	—

Increase (decrease) in net assets from operations	(143,642)	—	(106,174)	—
Contract transactions
Net contract purchase payments	21,293,583	—	15,140,268	—
Transfer payments from (to) other subaccounts or general account	8,206,251	—	9,989,367	—
Contract terminations, withdrawals, and other deductions	(540,432)	—	(99,185)	—
Contract maintenance charges	(2,581)	—	(3,867)	—

Increase (decrease) in net assets from contract transactions	28,956,821	—	25,026,583	—

Net increase (decrease) in net assets	28,813,179	—	24,920,409	—
Net assets:
Beginning of the period	—	—	—	—

End of the period	$28,813,179	$—	$24,920,409	$—

See accompanying notes.

34

Transamerica Life Insurance Company Separate

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Alger Aggressive Growth Subaccount		American Century Income & Growth Subaccount
	2002	2001	2002	2001(1)
Operations
Net investment income (loss)	$(77,168)	$(69,137)	$(39,044)	$(2,331)
Net realized capital gains (losses) on investments	(466,399)	(1,125,945)	(19,801)	(957)
Net change in unrealized appreciation/depreciation of investments	(1,679,187)	390,271	(521,087)	35,614

Increase (decrease) in net assets from operations	(2,222,754)	(804,811)	(579,932)	32,326
Contract transactions
Net contract purchase payments	1,159,384	1,687,370	1,421,979	567,500
Transfer payments from (to) other subaccounts or general account	1,983,997	1,178,526	2,564,970	425,592
Contract terminations, withdrawals, and other deductions	(274,333)	(134,731)	(44,005)	(9,068)
Contract maintenance charges	(14,636)	(9,749)	(4,499)	(38)

Increase (decrease) in net assets from contract transactions	2,854,412	2,721,416	3,938,445	983,986

Net increase (decrease) in net assets	631,658	1,916,605	3,358,513	1,016,312
Net assets:
Beginning of the period	5,110,673	3,194,068	1,016,312	—

End of the period	$5,742,331	$5,110,673	$4,374,825	$1,016,312

See accompanying notes.

35

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	American Century International Subaccount		BlackRock Global Science & Technology Subaccount
	2002	2001(1)	2002(1)	2001
Operations
Net investment income (loss)	$(20,930)	$(2,492)	$(442)	$—
Net realized capital gains (losses) on investments	(85,525)	(534)	(152)	—
Net change in unrealized appreciation/depreciation of investments	(428,214)	(6,565)	(3,944)	—

Increase (decrease) in net assets from operations	(534,669)	(9,591)	(4,538)	—
Contract transactions
Net contract purchase payments	1,272,733	668,459	95,426	—
Transfer payments from (to) other subaccounts or general account	1,578,716	138,805	42,863	—
Contract terminations, withdrawals, and other deductions	(51,289)	(1,662)	—	—
Contract maintenance charges	(4,341)	(3)	—	—

Increase (decrease) in net assets from contract transactions	2,795,819	805,599	138,289	—

Net increase (decrease) in net assets	2,261,150	796,008	133,751	—
Net assets:
Beginning of the period	796,008	—	—	—

End of the period	$3,057,158	$796,008	$133,751	$—

See accompanying notes.

36

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	BlackRock Mid Cap Growth Subaccount		Capital Guardian Global Subaccount
	2002(1)	2001	2002	2001
Operations
Net investment income (loss)	$(2,166)	$—	$(113,333)	$(130,565)
Net realized capital gains (losses) on investments	(4,456)	—	(498,161)	73,443
Net change in unrealized appreciation/depreciation of investments	(6,082)	—	(1,269,841)	(1,099,533)

Increase (decrease) in net assets from operations	(12,704)	—	(1,881,335)	(1,156,655)
Contract transactions
Net contract purchase payments	409,716	—	2,422,426	1,011,996
Transfer payments from (to) other subaccounts or general account	244,902	—	1,914,084	(1,408,551)
Contract terminations, withdrawals, and other deductions	(909)	—	(300,756)	(398,405)
Contract maintenance charges	(82)	—	(21,229)	(15,949)

Increase (decrease) in net assets from contract transactions	653,627	—	4,014,525	(810,909)

Net increase (decrease) in net assets	640,923	—	2,133,190	(1,967,564)
Net assets:
Beginning of the period	—	—	8,194,306	10,161,870

End of the period	$640,923	$—	$10,327,496	$8,194,306

See accompanying notes.

37

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Capital Guardian U.S. Equity Subaccount		Capital Guardian Value Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(146,142)	$(125,451)	$680,096	$(111,629)
Net realized capital gains (losses) on investments	(182,903)	(72,526)	(900,806)	623,913
Net change in unrealized appreciation/depreciation of investments	(3,348,023)	(178,960)	(5,580,315)	268,427

Increase (decrease) in net assets from operations	(3,677,068)	(376,937)	(5,801,025)	780,711
Contract transactions
Net contract purchase payments	4,730,091	1,657,552	7,001,713	3,139,272
Transfer payments from (to) other subaccounts or general account	5,540,960	1,366,976	8,350,194	4,319,902
Contract terminations, withdrawals, and other deductions	(495,095)	(481,273)	(1,036,694)	(640,454)
Contract maintenance charges	(28,198)	(17,416)	(36,704)	(15,108)

Increase (decrease) in net assets from contract transactions	9,747,758	2,525,839	14,278,509	6,803,612

Net increase (decrease) in net assets	6,070,690	2,148,902	8,477,484	7,584,323
Net assets:
Beginning of the period	10,778,946	8,630,044	19,659,073	12,074,750

End of the period	$16,849,636	$10,778,946	$28,136,557	$19,659,073

See accompanying notes.

38

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Clarion Real Estate Securities Subaccount		Dreyfus Small Cap Value Subaccount
	2002(1)	2001	2002	2001
Operations
Net investment income (loss)	$93	$—	$6,587,796	$(638,632)
Net realized capital gains (losses) on investments	(18,066)	—	(1,065,935)	10,468,912
Net change in unrealized appreciation/ depreciation of investments	5,243	—	(29,931,361)	(517,516)

Increase (decrease) in net assets from operations	(12,730)	—	(24,409,500)	9,312,764
Contract transactions
Net contract purchase payments	791,613	—	6,745,903	6,988,800
Transfer payments from (to) other subaccounts or general account	1,360,935	—	6,866,145	5,082,439
Contract terminations, withdrawals, and other deductions	(35,824)	—	(2,166,193)	(1,565,064)
Contract maintenance charges	(519)	—	(83,111)	(57,324)

Increase (decrease) in net assets from contract transactions	2,116,205	—	11,362,744	10,448,851

Net increase (decrease) in net assets	2,103,475	—	(13,046,756)	19,761,615
Net assets:
Beginning of the period	—	—	52,488,224	32,726,609

End of the period	$2,103,475	$—	$39,441,468	$52,488,224

See accompanying notes.

39

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Gabelli Global Growth Subaccount		Great Companies—AmericaSM Subaccount
	2002	2001	2002	2001(1)
Operations
Net investment income (loss)	$(27,368)	$(24,157)	$(14,237)	$(508)
Net realized capital gains (losses) on investments	(68,674)	(104,514)	(16,781)	(175)
Net change in unrealized appreciation/ depreciation of investments	(319,432)	(92,676)	(246,539)	5,769

Increase (decrease) in net assets from operations	(415,474)	(221,347)	(277,557)	5,086
Contract transactions
Net contract purchase payments	974,827	1,134,807	1,190,004	176,549
Transfer payments from (to) other subaccounts or general account	879,217	580,482	1,028,166	117,027
Contract terminations, withdrawals, and other deductions	(252,857)	(60,197)	(8,219)	(2,743)
Contract maintenance charges	(7,122)	(597)	(1,738)	(3)

Increase (decrease) in net assets from contract transactions	1,594,065	1,654,495	2,208,213	290,830

Net increase (decrease) in net assets	1,178,591	1,433,148	1,930,656	295,916
Net assets:
Beginning of the period	2,181,204	748,056	295,916	—

End of the period	$3,359,795	$2,181,204	$2,226,572	$295,916

See accompanying notes.

40

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Great Companies—Global[2] Subaccount		Great Companies—TechnologySM Subaccount
	2002	2001	2002	2001(1)
Operations
Net investment income (loss)	$(8,442)	$(2,622)	$(11,702)	$(2,417)
Net realized capital gains (losses) on investments	(26,651)	(2,893)	(47,889)	(21,903)
Net change in unrealized appreciation/depreciation of investments	(113,832)	(3,035)	(362,142)	72,785

Increase (decrease) in net assets from operations	(148,925)	(8,550)	(421,733)	48,465
Contract transactions
Net contract purchase payments	359,000	346,376	299,654	634,797
Transfer payments from (to) other subaccounts or general account	112,372	64,368	185,727	107,234
Contract terminations, withdrawals, and other deductions	(3,021)	(2,406)	(15,950)	(11,622)
Contract maintenance charges	(1,505)	(119)	(1,967)	(49)

Increase (decrease) in net assets from contract transactions	466,846	408,219	467,464	730,360

Net increase (decrease) in net assets	317,921	399,669	45,731	778,825
Net assets:
Beginning of the period	439,990	40,321	778,825	—

End of the period	$757,911	$439,990	$824,556	$778,825

See accompanying notes.

41

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Janus Balanced (A/T) Subaccount		Janus Global (A/T) Subaccount
	2002(1)	2001	2002	2001
Operations
Net investment income (loss)	$(2,628)	$—	$24,922	$(23,223)
Net realized capital gains (losses) on investments	(338)	—	(1,056,745)	(767,730)
Net change in unrealized appreciation/depreciation of investments	3,343	—	239,654	(342,863)

Increase (decrease) in net assets from operations	377	—	(792,169)	(1,133,816)
Contract transactions
Net contract purchase payments	292,689	—	280	(36,105)
Transfer payments from (to) other subaccounts or general account	368,364	—	(585,157)	(1,249)
Contract terminations, withdrawals, and other deductions	(1,765)	—	(49,035)	(133,628)
Contract maintenance charges	(40)	—	(9,303)	(11,325)

Increase (decrease) in net assets from contract transactions	659,248	—	(643,215)	(182,307)

Net increase (decrease) in net assets	659,625	—	(1,435,384)	(1,316,123)
Net assets:
Beginning of the period	—	—	3,231,933	4,548,056

End of the period	$659,625	$—	$1,796,549	$3,231,933

See accompanying notes.

42

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Janus Growth II (A/T) Subaccount		Jennison Growth Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(683,016)	$(1,076,006)	$(64,951)	$31,767
Net realized capital gains (losses) on investments	(6,883,010)	2,963,330	(526,191)	(338,034)
Net change in unrealized appreciation/depreciation of investments	(10,802,140)	(29,639,717)	(1,074,513)	(978,026)

Increase (decrease) in net assets from operations	(18,368,166)	(27,752,393)	(1,665,655)	(1,284,293)
Contract transactions
Net contract purchase payments	912,271	3,763,443	496,398	337,989
Transfer payments from (to) other subaccounts or general account	(5,073,532)	(5,292,850)	(127,417)	75,188
Contract terminations, withdrawals, and other deductions	(2,416,711)	(3,282,514)	(229,059)	(193,211)
Contract maintenance charges	(127,813)	(143,896)	(6,211)	(6,101)

Increase (decrease) in net assets from contract transactions	(6,705,785)	(4,955,817)	133,711	213,865

Net increase (decrease) in net assets	(25,073,951)	(32,708,210)	(1,531,944)	(1,070,428)
Net assets:
Beginning of the period	60,459,517	93,167,727	5,262,132	6,332,560

End of the period	$35,385,566	$60,459,517	$3,730,188	$5,262,132

See accompanying notes.

43

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	J.P. Morgan Enhanced Index Subaccount		Marsico Growth Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(344,101)	$(333,008)	$(50,444)	$(13,023)
Net realized capital gains (losses) on investments	(1,609,104)	(529,701)	(229,102)	(153,442)
Net change in unrealized appreciation/ depreciation of investments	(7,335,152)	(4,577,234)	(937,375)	(143,303)

Increase (decrease) in net assets from operations	(9,288,357)	(5,439,943)	(1,216,921)	(309,768)
Contract transactions
Net contract purchase payments	3,335,417	3,464,181	538,134	1,515,309
Transfer payments from (to) other subaccounts or general account	247,357	(156,208)	570,735	1,543,837
Contract terminations, withdrawals, and other deductions	(1,439,662)	(1,558,316)	(141,292)	(151,453)
Contract maintenance charges	(81,216)	(67,950)	(9,067)	(2,981)

Increase (decrease) in net assets from contract transactions	2,061,896	1,681,707	958,510	2,904,712

Net increase (decrease) in net assets	(7,226,461)	(3,758,236)	(258,411)	2,594,944
Net assets:
Beginning of the period	36,036,407	39,794,643	3,503,771	908,827

End of the period	$28,809,946	$36,036,407	$3,245,360	$3,503,771

See accompanying notes.

44

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	MFS High Yield Subaccount		PBHG Mid Cap Growth Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$123,856	$207,583	$(85,299)	$(67,543)
Net realized capital gains (losses) on investments	(112,235)	(66,508)	(1,249,364)	(705,856)
Net change in unrealized appreciation/depreciation of investments	92,732	(64,108)	(647,936)	(1,117,929)

Increase (decrease) in net assets from operations	104,353	76,967	(1,982,599)	(1,891,328)
Contract transactions
Net contract purchase payments	2,286,400	1,584,589	1,561,051	2,640,534
Transfer payments from (to) other subaccounts or general account	3,460,119	1,387,326	1,000,842	1,104,546
Contract terminations, withdrawals, and other deductions	(720,359)	(200,503)	(203,042)	(207,443)
Contract maintenance charges	(22,288)	(10,458)	(16,653)	(8,264)

Increase (decrease) in net assets from contract transactions	5,003,872	2,760,954	2,342,198	3,529,373

Net increase (decrease) in net assets	5,108,225	2,837,921	359,599	1,638,045
Net assets:
Beginning of the period	6,957,343	4,119,422	5,656,859	4,018,814

End of the period	$12,065,568	$6,957,343	$6,016,458	$5,656,859

See accompanying notes.

45

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	PBHG/NWQ Value Select Subaccount		PIMCO Total Return Subaccount
	2002	2001	2002(1)	2001
Operations
Net investment income (loss)	$40,535	$(26,155)	$(88,709)	$—
Net realized capital gains (losses) on investments	11,299	(13,718)	1,872	—
Net change in unrealized appreciation/depreciation of investments	(742,825)	(58,595)	686,968	—

Increase (decrease) in net assets from operations	(690,991)	(98,468)	600,131	—
Contract transactions
Net contract purchase payments	1,869,966	1,356,472	8,510,390	—
Transfer payments from (to) other subaccounts or general account	2,211,582	1,414,783	11,277,088	—
Contract terminations, withdrawals, and other deductions	(227,425)	(53,915)	(199,952)	—
Contract maintenance charges	(9,315)	(2,333)	(11,351)	—

Increase (decrease) in net assets from contract transactions	3,844,808	2,715,007	19,576,175	—

Net increase (decrease) in net assets	3,153,817	2,616,539	20,176,306	—
Net assets:
Beginning of the period	2,980,488	363,949	—	—

End of the period	$6,134,305	$2,980,488	$20,176,306	$—

See accompanying notes.

46

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Salomon All Cap Subaccount		Transamerica Convertible Securities Subaccount
	2002	2001	2002(1)	2001
Operations
Net investment income (loss)	$(49,971)	$8,916	$(3,726)	$—
Net realized capital gains (losses) on investments	(46,265)	(10,071)	(705)	—
Net change in unrealized appreciation/ depreciation of investments	(4,012,220)	1,133	1,351	—

Increase (decrease) in net assets from operations	(4,108,456)	(22)	(3,080)	—
Contract transactions
Net contract purchase payments	4,599,286	5,325,602	428,880	—
Transfer payments from (to) other subaccounts or general account	7,364,423	3,510,331	608,491	—
Contract terminations, withdrawals, and other deductions	(455,066)	(205,005)	(4,825)	—
Contract maintenance charges	(31,366)	(10,745)	(133)	—

Increase (decrease) in net assets from contract transactions	11,477,277	8,620,183	1,032,413	—

Net increase (decrease) in net assets	7,368,821	8,620,161	1,029,333	—
Net assets:
Beginning of the period	11,156,749	2,536,588	—	—

End of the period	$18,525,570	$11,156,749	$1,029,333	$—

See accompanying notes.

47

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Transamerica Equity Subaccount		Transamerica Growth Opportunities Subaccount
	2002	2001	2002	2001(1)
Operations
Net investment income (loss)	$(149,338)	$(76,869)	$(26,441)	$(1,243)
Net realized capital gains (losses) on investments	(677,405)	(65,728)	23,307	287
Net change in unrealized appreciation/depreciation of investments	(1,731,763)	(606,395)	(336,407)	50,332

Increase (decrease) in net assets from operations	(2,558,506)	(748,992)	(339,541)	49,376
Contract transactions
Net contract purchase payments	2,906,425	4,219,180	1,933,270	313,711
Transfer payments from (to) other subaccounts or general account	2,898,940	2,900,676	1,386,065	61,019
Contract terminations, withdrawals, and other deductions	(353,142)	(48,931)	(88,730)	(2,862)
Contract maintenance charges	(26,827)	(6,653)	(2,339)	(5)

Increase (decrease) in net assets from contract transactions	5,425,396	7,064,272	3,228,266	371,863

Net increase (decrease) in net assets	2,866,890	6,315,280	2,888,725	421,239
Net assets:
Beginning of the period	8,594,991	2,279,711	421,239	—

End of the period	$11,461,881	$8,594,991	$3,309,964	$421,239

See accompanying notes.

48

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Transamerica U.S. Government Securities Subaccount		T. Rowe Price Dividend Growth Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$223,363	$360,211	$(34,239)	$(16,740)
Net realized capital gains (losses) on investments	25,852	(49,803)	(39,683)	(36,225)
Net change in unrealized appreciation/depreciation of investments	1,301,551	41,799	(791,512)	7,116

Increase (decrease) in net assets from operations	1,550,766	352,207	(865,434)	(45,849)
Contract transactions
Net contract purchase payments	7,752,697	4,491,941	700,213	1,306,760
Transfer payments from (to) other subaccounts or general account	16,910,776	5,217,198	1,616,381	975,176
Contract terminations, withdrawals, and other deductions	(2,190,072)	(573,154)	(206,584)	(123,188)
Contract maintenance charges	(55,761)	(15,277)	(10,893)	(1,721)

Increase (decrease) in net assets from contract transactions	22,417,640	9,120,708	2,099,117	2,157,027

Net increase (decrease) in net assets	23,968,406	9,472,915	1,233,683	2,111,178
Net assets:
Beginning of the period	18,914,605	9,441,690	2,634,357	523,179

End of the period	$42,883,011	$18,914,605	$3,868,040	$2,634,357

See accompanying notes.

49

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	T. Rowe Price Equity Income Subaccount		T. Rowe Price Growth Stock Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(118,140)	$78,607	$(541,636)	$(561,836)
Net realized capital gains (losses) on investments	537,925	2,435,746	(1,534,784)	5,440,475
Net change in unrealized appreciation/depreciation of investments	(7,066,777)	(2,277,738)	(8,154,235)	(9,675,556)

Increase (decrease) in net assets from operations	(6,646,992)	236,615	(10,230,655)	(4,796,917)
Contract transactions
Net contract purchase payments	7,894,893	4,990,219	7,092,320	5,750,657
Transfer payments from (to) other subaccounts or general account	9,389,100	4,890,322	5,630,465	(271,042)
Contract terminations, withdrawals, and other deductions	(1,762,145)	(1,524,790)	(1,667,092)	(1,823,214)
Contract maintenance charges	(81,429)	(45,987)	(76,124)	(56,306)

Increase (decrease) in net assets from contract transactions	15,440,419	8,309,764	10,979,569	3,600,095

Net increase (decrease) in net assets	8,793,427	8,546,379	748,914	(1,196,822)
Net assets:
Beginning of the period	38,282,938	29,736,559	38,836,232	40,033,054

End of the period	$47,076,365	$38,282,938	$39,585,146	$38,836,232

See accompanying notes.

50

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	T. Rowe Price Small Cap Subaccount		Van Kampen Active International Allocation Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(127,489)	$(60,446)	$(209,726)	$(275,277)
Net realized capital gains (losses) on investments	(291,091)	(196,813)	(2,499,930)	3,159,588
Net change in unrealized appreciation/depreciation of investments	(2,186,487)	(17,660)	(517,906)	(8,011,760)

Increase (decrease) in net assets from operations	(2,605,067)	(274,919)	(3,227,562)	(5,127,449)
Contract transactions
Net contract purchase payments	4,424,390	2,362,262	1,832,385	2,164,612
Transfer payments from (to) other subaccounts or general account	4,166,432	1,501,639	(614,298)	543,588
Contract terminations, withdrawals, and other deductions	(419,245)	(49,199)	(771,897)	(665,015)
Contract maintenance charges	(20,859)	(8,844)	(39,589)	(32,958)

Increase (decrease) in net assets from contract transactions	8,150,718	3,805,858	406,601	2,010,227

Net increase (decrease) in net assets	5,545,651	3,530,939	(2,820,961)	(3,117,222)
Net assets:
Beginning of the period	6,304,487	2,773,548	17,284,843	20,402,065

End of the period	$11,850,138	$6,304,487	$14,463,882	$17,284,843

See accompanying notes.

51

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Van Kampen Asset Allocation Subaccount		Van Kampen Money Market Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$223,533	$114,706	$(56,676)	$280,997
Net realized capital gains (losses) on investments	(2,210,073)	1,432,275	272	—
Net change in unrealized appreciation/depreciation of investments	(4,012,269)	(3,957,426)	—	—

Increase (decrease) in net assets from operations	(5,998,809)	(2,410,445)	(56,404)	280,997
Contract transactions
Net contract purchase payments	3,490,131	4,133,081	11,447,821	6,633,682
Transfer payments from (to) other subaccounts or general account	2,267,720	4,112,115	1,412,225	7,129,694
Contract terminations, withdrawals, and other deductions	(1,831,418)	(1,693,932)	(4,408,713)	(3,956,789)
Contract maintenance charges	(53,695)	(26,974)	(37,272)	(16,404)

Increase (decrease) in net assets from contract transactions	3,872,738	6,524,290	8,414,061	9,790,183

Net increase (decrease) in net assets	(2,126,071)	4,113,845	8,357,657	10,071,180
Net assets:
Beginning of the period	30,843,509	26,729,664	18,539,336	8,468,156

End of the period	$28,717,438	$30,843,509	$26,896,993	$18,539,336

See accompanying notes.

52

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Van Kampen Emerging Growth Subaccount		AIM V.I. Basic Value Subaccount
	2002	2001(1)	2002(1)	2001
Operations
Net investment income (loss)	$(77,425)	$(6,484)	$(7,433)	$—
Net realized capital gains (losses) on investments	(204,596)	179	(16,626)	—
Net change in unrealized appreciation/depreciation of investments	(2,080,831)	27,638	(29,829)	—

Increase (decrease) in net assets from operations	(2,362,852)	21,333	(53,888)	—
Contract transactions
Net contract purchase payments	4,952,055	1,926,068	1,146,701	—
Transfer payments from (to) other subaccounts or general account	2,435,098	817,707	1,202,712	—
Contract terminations, withdrawals, and other deductions	(129,054)	(4,843)	(2,779)	—
Contract maintenance charges	(10,818)	(45)	(308)	—

Increase (decrease) in net assets from contract transactions	7,247,281	2,738,887	2,346,326	—

Net increase (decrease) in net assets	4,884,429	2,760,220	2,292,438	—
Net assets:
Beginning of the period	2,760,220	—	—	—

End of the period	$7,644,649	$2,760,220	$2,292,438	$—

See accompanying notes.

53

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	AIM V.I. Capital Appreciation Subaccount		Alliance Growth & Income Subaccount
	2002(1)	2001	2002	2001(1)
Operations
Net investment income (loss)	$(1,196)	$—	$(110,701)	$(16,148)
Net realized capital gains (losses) on investments	(2,310)	—	151,148	(5,031)
Net change in unrealized appreciation/depreciation of investments	(14,053)	—	(3,196,036)	97,662

Increase (decrease) in net assets from operations	(17,559)	—	(3,155,589)	76,483
Contract transactions
Net contract purchase payments	282,078	—	6,663,127	3,731,718
Transfer payments from (to) other subaccounts or general account	156,507	—	6,728,853	1,876,402
Contract terminations, withdrawals, and other deductions	(8,187)	—	(441,322)	(13,421)
Contract maintenance charges	(8)	—	(23,275)	(639)

Increase (decrease) in net assets from contract transactions	430,390	—	12,927,383	5,594,060

Net increase (decrease) in net assets	412,831	—	9,771,794	5,670,543
Net assets:
Beginning of the period	—	—	5,670,543	—

End of the period	$412,831	$—	$15,442,337	$5,670,543

See accompanying notes.

54

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Alliance Premier Growth Subaccount		Janus Aspen—Aggressive Growth Subaccount
	2002	2001(1)	2002	2001
Operations
Net investment income (loss)	$(105,925)	$(11,906)	$(25,475)	$(12,035)
Net realized capital gains (losses) on investments	(179,286)	(2,372)	(128,771)	(79,770)
Net change in unrealized appreciation/depreciation of investments	(2,380,698)	146,760	(397,668)	(101,723)

Increase (decrease) in net assets from operations	(2,665,909)	132,482	(551,914)	(193,528)
Contract transactions
Net contract purchase payments	3,757,001	3,350,905	541,648	1,284,411
Transfer payments from (to) other subaccounts or general account	3,510,518	865,896	477,233	421,176
Contract terminations, withdrawals, and other deductions	(149,251)	(14,589)	(8,613)	(13,759)
Contract maintenance charges	(16,751)	(53)	(4,905)	(305)

Increase (decrease) in net assets from contract transactions	7,101,517	4,202,159	1,005,363	1,691,523

Net increase (decrease) in net assets	4,435,608	4,334,641	453,449	1,497,995
Net assets:
Beginning of the period	4,334,641	—	1,597,560	99,565

End of the period	$8,770,249	$4,334,641	$2,051,009	$1,597,560

See accompanying notes.

55

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Janus Aspen—Strategic Value Subaccount		Janus Aspen—Worldwide Growth Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(32,784)	$(13,242)	$(39,799)	$(25,261)
Net realized capital gains (losses) on investments	(285,063)	(10,305)	(238,129)	(82,816)
Net change in unrealized appreciation/depreciation of investments	(315,605)	(90,767)	(1,318,026)	(365,737)

Increase (decrease) in net assets from operations	(633,452)	(114,314)	(1,595,954)	(473,814)
Contract transactions
Net contract purchase payments	62,255	545,367	2,761,401	2,277,258
Transfer payments from (to) other subaccounts or general account	(258,475)	1,683,179	3,152,630	952,556
Contract terminations, withdrawals, and other deductions	(46,965)	(5,972)	(243,469)	(92,312)
Contract maintenance charges	(4,256)	(1,244)	(11,022)	(2,507)

Increase (decrease) in net assets from contract transactions	(247,441)	2,221,330	5,659,540	3,134,995

Net increase (decrease) in net assets	(880,893)	2,107,016	4,063,586	2,661,181
Net assets:
Beginning of the period	2,351,141	244,125	3,478,690	817,509

End of the period	$1,470,248	$2,351,141	$7,542,276	$3,478,690

See accompanying notes.

56

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	MFS New Discovery Subaccount		MFS Total Return Subaccount
	2002(1)	2001	2002(1)	2001
Operations
Net investment income (loss)	$(4,055)	$—	$(9,049)	$—
Net realized capital gains (losses) on investments	(8,231)	—	(2,475)	—
Net change in unrealized appreciation/depreciation of investments	(40,629)	—	19,958	—

Increase (decrease) in net assets from operations	(52,915)	—	8,434	—
Contract transactions
Net contract purchase payments	655,829	—	1,302,215	—
Transfer payments from (to) other subaccounts or general account	554,358	—	1,202,693	—
Contract terminations, withdrawals, and other deductions	(5,353)	—	(891)	—
Contract maintenance charges	(28)	—	(462)	—

Increase (decrease) in net assets from contract transactions	1,204,806	—	2,503,555	—

Net increase (decrease) in net assets	1,151,891	—	2,511,989	—
Net assets:
Beginning of the period	—	—	—	—

End of the period	$1,151,891	$—	$2,511,989	$—

See accompanying notes.

57

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Fidelity—VIP Contrafund® Subaccount		Fidelity—VIP Equity-Income Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(94,419)	$(51,182)	$(24,911)	$(38,114)
Net realized capital gains (losses) on investments	(298,571)	(314,779)	11,746	(69,358)
Net change in unrealized appreciation/depreciation of investments	(748,555)	(303,713)	(1,665,040)	(129,248)

Increase (decrease) in net assets from operations	(1,141,545)	(669,674)	(1,678,205)	(236,720)
Contract transactions
Net contract purchase payments	4,220,676	1,693,449	2,743,866	2,184,384
Transfer payments from (to) other subaccounts or general account	5,054,156	1,595,152	3,916,886	3,516,634
Contract terminations, withdrawals, and other deductions	(264,486)	(430,331)	(363,940)	(168,065)
Contract maintenance charges	(21,358)	(9,902)	(18,206)	(4,340)

Increase (decrease) in net assets from contract transactions	8,988,988	2,848,368	6,278,606	5,528,613

Net increase (decrease) in net assets	7,847,443	2,178,694	4,600,401	5,291,893
Net assets:
Beginning of the period	6,565,921	4,387,227	6,328,855	1,036,962

End of the period	$14,413,364	$6,565,921	$10,929,256	$6,328,855

See accompanying notes.

58

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Fidelity—VIP Growth Subaccount		Fidelity—VIP Growth Opportunities Subaccount
	2002	2001(1)	2002	2001
Operations
Net investment income (loss)	$(22,686)	$(860)	$(10,564)	$(11,220)
Net realized capital gains (losses) on investments	(38,689)	(4,052)	(57,928)	(110,456)
Net change in unrealized appreciation/depreciation of investments	(433,709)	8,545	(276,924)	(21,590)

Increase (decrease) in net assets from operations	(495,084)	3,633	(345,416)	(143,266)
Contract transactions
Net contract purchase payments	2,081,003	183,214	251,918	352,973
Transfer payments from (to) other subaccounts or general account	1,581,974	135,860	355,990	323,670
Contract terminations, withdrawals, and other deductions	(71,852)	(941)	(68,341)	(68,070)
Contract maintenance charges	(1,674)	(58)	(3,497)	(1,807)

Increase (decrease) in net assets from contract transactions	3,589,451	318,075	536,070	606,766

Net increase (decrease) in net assets	3,094,367	321,708	190,654	463,500
Net assets:
Beginning of the period	321,708	—	1,083,506	620,006

End of the period	$3,416,075	$321,708	$1,274,160	$1,083,506

See accompanying notes.

59

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Fidelity—VIP Mid Cap Subaccount		Fidelity—VIP Value Strategies Subaccount
	2002	2001	2002(1)	2001
Operations
Net investment income (loss)	$(158,063)	$(131,114)	$(16,663)	$—
Net realized capital gains (losses) on investments	(43,326)	(212,345)	(2,676)	—
Net change in unrealized appreciation/depreciation of investments	(1,950,678)	85,463	(76,544)	—

Increase (decrease) in net assets from operations	(2,152,067)	(257,996)	(95,883)	—
Contract transactions
Net contract purchase payments	6,537,220	3,948,514	2,584,255	—
Transfer payments from (to) other subaccounts or general account	8,617,016	1,483,483	1,909,461	—
Contract terminations, withdrawals, and other deductions	(757,405)	(405,741)	(5,900)	—
Contract maintenance charges	(38,367)	(12,730)	(89)	—

Increase (decrease) in net assets from contract transactions	14,358,464	5,013,526	4,487,727	—

Net increase (decrease) in net assets	12,206,397	4,755,530	4,391,844	—
Net assets:
Beginning of the period	11,892,358	7,136,828	—	—

End of the period	$24,098,755	$11,892,358	$4,391,844	$—

See accompanying notes.

60

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Merrill Lynch Basic Value V.I. Subaccount		Merrill Lynch High Current Income V.I. Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(95,939)	$(107,853)	$1,046,911	$789,354
Net realized capital gains (losses) on investments	374,602	1,742,631	(508,203)	(474,374)
Net change in unrealized appreciation/depreciation of investments	(10,658,229)	(485,022)	(775,847)	(127,161)

Increase (decrease) in net assets from operations	(10,379,566)	1,149,756	(237,139)	187,819
Contract transactions
Net contract purchase payments	14,117,813	9,390,654	1,953,581	2,113,443
Transfer payments from (to) other subaccounts or general account	11,186,451	7,032,868	4,115,861	616,115
Contract terminations, withdrawals, and other deductions	(2,036,551)	(2,036,691)	(938,047)	(693,285)
Contract maintenance charges	(95,265)	(44,119)	(18,857)	(7,925)

Increase (decrease) in net assets from contract transactions	23,172,448	14,342,712	5,112,538	2,028,348

Net increase (decrease) in net assets	12,792,882	15,492,468	4,875,399	2,216,167
Net assets:
Beginning of the period	44,475,641	28,983,173	9,992,873	7,776,706

End of the period	$57,268,523	$44,475,641	$14,868,272	$9,992,873

See accompanying notes.

61

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Merrill Lynch Developing Capital Markets V.I. Subaccount
	2002	2001
Operations
Net investment income (loss)	$(25,479)	$(19,231)
Net realized capital gains (losses) on investments	(278,103)	(311,208)
Net change in unrealized appreciation/depreciation of investments	6,919	286,026

Increase (decrease) in net assets from operations	(296,663)	(44,413)
Contract transactions
Net contract purchase payments	529,091	96,101
Transfer payments from (to) other subaccounts or general account	(105,252)	(108,326)
Contract terminations, withdrawals, and other deductions	(185,832)	(228,872)
Contract maintenance charges	(4,864)	(4,048)

Increase (decrease) in net assets from contract transactions	233,143	(245,145)

Net increase (decrease) in net assets	(63,520)	(289,558)
Net assets:
Beginning of the period	2,149,599	2,439,157

End of the period	$2,086,079	$2,149,599

See accompanying notes.

62

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2002

1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Life Insurance Company Separate Account B (the Mutual Fund Account) is a segregated investment account of Transamerica Life Insurance Company (Transamerica Life), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of multiple investment subaccounts. Activity in these specified investment subaccounts is available to contract owners of the Transamerica Landmark ML Variable Annuity. All portfolios of the Mutual Fund Account, except for those of the Merrill Lynch Variable Series Fund, Inc., are also available to the contract owners of the Transamerica Landmark Variable Annuity and the Transamerica Freedom Variable Annuity, also issued by Transamerica Life. The amounts reported herein represent the activity related to contract owners of the Transamerica Landmark ML Variable Annuity only. Each Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.

Subaccount Investment by Fund:
AEGON/Transamerica Series Fund, Inc.:	J.P. Morgan Enhanced Index
Aggressive Asset Allocation	Marsico Growth
Conservative Asset Allocation	MFS High Yield
Moderate Asset Allocation	PBHG Mid Cap Growth
Moderately Aggressive Asset Allocation	PBHG/NWQ Value Select
Alger Aggressive Growth	PIMCO Total Return
American Century Income & Growth	Salomon All Cap
American Century International	Transamerica Convertible Securities
BlackRock Global Science & Technology	Transamerica Equity
BlackRock Mid Cap Growth	Transamerica Growth Opportunities
Capital Guardian Global	Transamerica U.S. Government Securities
Capital Guardian U.S. Equity	T. Rowe Price Dividend Growth
Capital Guardian Value	T. Rowe Price Equity Income
Clarion Real Estate Securities	T. Rowe Price Growth Stock
Dreyfus Small Cap Value	T. Rowe Price Small Cap
Gabelli Global Growth	Van Kampen Active International Allocation
Great Companies—AmericaSM	Van Kampen Asset Allocation
Great Companies—Global[2]	Van Kampen Money Market
Great Companies—TechnologySM	Van Kampen Emerging Growth
Janus Balanced (A/T)	AIM Variable Insurance Funds—Series II Shares:
Janus Global (A/T)	AIM V.I. Basic Value Fund
Janus Growth II (A/T)	AIM V.I. Capital Appreciation Fund
Jennison Growth

63

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2002

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Fund: (continued)
Alliance Variable Products Series Fund, Inc.—Class B:	Variable Insurance Products Fund (VIP)—Service Class 2:
Alliance Growth & Income Portfolio	Fidelity—VIP Contrafund® Portfolio
Alliance Premier Growth Portfolio	Fidelity—VIP Equity-Income Portfolio
Janus Aspen Series—Service Shares:	Fidelity—VIP Growth Portfolio
Janus Aspen—Aggressive Growth Portfolio	Fidelity—VIP Growth Opportunities Portfolio
Janus Aspen—Strategic Value Portfolio	Fidelity—VIP Mid Cap Portfolio
Janus Aspen—Worldwide Growth Portfolio	Fidelity—VIP Value Strategies Portfolio
MFS® Variable Insurance TrustSM:	Merrill Lynch Variable Series Funds, Inc.:
MFS New Discovery Series	Merrill Lynch Basic Value V.I.
MFS Total Return Series	Merrill Lynch High Current Income V.I.
Merrill Lynch Developing Capital Markets V.I.

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Aggressive Asset Allocation	May 1, 2002
Conservative Asset Allocation	May 1, 2002
Moderate Asset Allocation	May 1, 2002
Moderately Aggressive Asset Allocation	May 1, 2002
American Century Income & Growth	May 1, 2001
American Century International	May 1, 2001
BlackRock Global Science & Technology	May 1, 2002
BlackRock Mid Cap Growth	May 1, 2002
Clarion Real Estate Securities	May 1, 2002
Great Companies—AmericaSM	May 1, 2001
Great Companies—TechnologySM	May 1, 2001
Janus Balanced (A/T)	May 1, 2002
PIMCO Total Return	May 1, 2002
Transamerica Convertible Securities	May 1, 2002
Transamerica Growth Opportunities	May 1, 2001
Van Kampen Emerging Growth	May 1, 2001
AIM V.I. Basic Value	May 1, 2002
AIM V.I. Capital Appreciation	May 1, 2002
Alliance Growth & Income	May 1, 2001
Alliance Premier Growth	May 1, 2001
MFS New Discovery	May 1, 2002
MFS Total Return	May 1, 2002
Fidelity—VIP Growth	May 1, 2001
Fidelity—VIP Value Strategies	May 1, 2002

64

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2002

1. Organization and Summary of Significant Accounting Policies (continued)

The following Portfolio name changes were made effective during the fiscal year ended December 31, 2002:

Portfolio	Formerly
Capital Guardian Global	Capital Guardian Global Portfolio
Capital Guardian U.S. Equity	Capital Guardian U.S. Equity Portfolio
Capital Guardian Value	Capital Guardian Value Portfolio
Dreyfus Small Cap Value	Dreyfus Small Cap Value Portfolio
Janus Growth II (A/T)	Endeavor Janus Growth Portfolio
Jennison Growth	Jennison Growth Portfolio
J.P. Morgan Enhanced Index	Endeavor Enhanced Index Portfolio
Marsico Growth	Goldman Sachs Growth
MFS High Yield	Endeavor High Yield Portfolio
PBHG Mid Cap Growth	Pilgrim Baxter Mid Cap Growth
PBHG/NWQ Value Select	NWQ Value Equity
Transamerica Equity	Transamerica VIF Growth Portfolio
Transamerica Growth Opportunities	Transamerica VIF Small Company Portfolio
Transamerica U.S. Government Securities	Dreyfus U.S. Government Securities Portfolio
T. Rowe Price Equity Income	T. Rowe Price Equity Income Portfolio
T. Rowe Price Growth Stock	T. Rowe Price Growth Stock Portfolio
Van Kampen Active International Allocation	T. Rowe Price International Stock Portfolio
Van Kampen Asset Allocation	Endeavor Asset Allocation Portfolio
Van Kampen Money Market	Endeavor Money Market Portfolio
Merrill Lynch Basic Value V.I.	Merrill Lynch Basic Value Focus Fund
Merrill Lynch High Current Income V.I.	Merrill Lynch High Current Income Fund
Merrill Lynch Developing Capital Markets V.I.	Merrill Lynch Developing Capital Markets Focus Fund

The following subaccounts are only available to contract owners that held an investment in the subaccount on the designated closing date:

Subaccount	Close Date
Janus Global (A/T)	September 1, 2000
Marsico Growth	May 1, 2002
T. Rowe Price Dividend Growth	May 1, 2002
Janus Aspen—Strategic Value	May 1, 2002
Fidelity—VIP Growth Opportunities	May 1, 2002

As of March 21, 2002, Fidelity funds are no longer referred to as VIP II or VIP III.

As of May 1, 2002, Endeavor Series Trust and Transamerica Variable Insurance Fund, Inc. merged with AEGON/Transamerica Series Fund, Inc.

65

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2002

1. Organization and Summary of Significant Accounting Policies (continued)

Investments

Net purchase payments received by the Mutual Fund Account for the Transamerica Landmark ML Variable Annuity are invested in the portfolios of the Series Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2002.

Realized capital gains and losses from the sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from the investments in the Series Funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

66

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2002

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2002 were as follows:

	Purchases	Sales
AEGON/Transamerica Series Fund, Inc.:
Aggressive Asset Allocation	$7,008,606	$57,511
Conservative Asset Allocation	12,201,860	1,931,283
Moderate Asset Allocation	29,227,922	369,714
Moderately Aggressive Asset Allocation	25,333,953	397,962
Alger Aggressive Growth	3,334,054	556,870
American Century Income & Growth	4,135,783	236,385
American Century International	4,108,743	1,333,868
BlackRock Global Science & Technology	140,372	2,523
BlackRock Mid Cap Growth	696,165	44,703
Capital Guardian Global	4,731,830	830,811
Capital Guardian U.S. Equity	10,226,341	624,951
Capital Guardian Value	16,480,186	1,521,451
Clarion Real Estate Securities	2,371,441	254,538
Dreyfus Small Cap Value	20,434,397	2,483,523
Gabelli Global Growth	2,102,909	536,256
Great Companies—AmericaSM	2,286,875	92,904
Great Companies—Global[2]	530,980	72,588
Great Companies—TechnologySM	668,592	212,837
Janus Balanced (A/T)	665,585	8,964
Janus Global (A/T)	138,414	756,767
Janus Growth II (A/T)	1,029,202	8,418,036
Jennison Growth	787,982	719,225
J.P. Morgan Enhanced Index	4,829,986	3,112,189
Marsico Growth	1,471,736	563,693
MFS High Yield	6,111,531	983,830
PBHG Mid Cap Growth	2,915,693	659,138
PBHG/NWQ Value Select	4,444,098	488,855
PIMCO Total Return	19,595,667	108,206
Salomon All Cap	12,101,574	645,960
Transamerica Convertible Securities	1,036,886	8,197
Transamerica Equity	6,083,705	807,574

67

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2002

2. Investments (continued)

	Purchases	Sales
Transamerica Growth Opportunities	$3,505,054	$303,238
Transamerica U.S. Government Securities	24,306,261	1,573,610
T. Rowe Price Dividend Growth	2,393,082	328,216
T. Rowe Price Equity Income	17,939,736	1,790,514
T. Rowe Price Growth Stock	13,266,095	2,788,329
T. Rowe Price Small Cap	8,662,064	622,851
Van Kampen Active International Allocation	2,624,377	2,427,497
Van Kampen Asset Allocation	9,268,898	5,172,718
Van Kampen Money Market	21,820,427	13,466,576
Van Kampen Emerging Growth	7,769,051	599,219
AIM Variable Insurance Funds—Series II Shares:
AIM V.I. Basic Value Fund	2,406,260	67,370
AIM V.I. Capital Appreciation Fund	509,824	80,629
Alliance Variable Products Series Fund, Inc.—Class B:
Alliance Growth & Income Portfolio	13,903,359	700,431
Alliance Premier Growth Portfolio	7,447,103	451,557
Janus Aspen Series—Service Shares:
Janus Aspen—Aggressive Growth Portfolio	1,164,574	184,807
Janus Aspen—Strategic Value Portfolio	522,639	802,885
Janus Aspen—Worldwide Growth Portfolio	6,009,440	389,816
MFS® Variable Insurance TrustSM:
MFS New Discovery Series	1,233,558	32,806
MFS Total Return Series	2,517,814	23,311
Variable Insurance Products Fund (VIP)—Service Class 2:
Fidelity—VIP Contrafund® Portfolio	9,699,853	805,382
Fidelity—VIP Equity-Income Portfolio	6,984,598	584,487
Fidelity—VIP Growth Portfolio	3,731,804	165,042
Fidelity—VIP Growth Opportunities Portfolio	654,656	129,167
Fidelity—VIP Mid Cap Portfolio	14,645,010	412,411
Fidelity—VIP Value Strategies Portfolio	4,479,477	10,873
Merrill Lynch Variable Series Funds, Inc.:
Merrill Lynch Basic Value V.I. Fund	24,359,173	792,514
Merrill Lynch High Current Income V.I. Fund	7,201,564	1,042,144
Merrill Lynch Developing Capital Markets V.I. Fund	956,108	748,593

68

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2002

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

	Aggressive Asset Allocation Subaccount(1)	Conservative Asset Allocation Subaccount(1)	Moderate Asset Allocation Subaccount(1)	Moderately Aggressive Asset Allocation Subaccount(1)	Alger Aggressive Growth Subaccount
Units outstanding at January 1, 2001	—	—	—	—	4,578,958
Units purchased	—	—	—	—	2,655,227
Units redeemed and transferred	—	—	—	—	1,412,146

Units outstanding at December 31, 2001	—	—	—	—	8,646,331
Units purchased	5,752,153	5,551,041	24,455,612	17,988,959	1,982,713
Units redeemed and transferred	2,860,085	5,766,251	8,758,197	11,718,128	2,704,300

Units outstanding at December 31, 2002	8,612,238	11,317,292	33,213,809	29,707,087	13,333,344

	American Century Income & Growth Subaccount(1)	American Century International Subaccount(1)	BlackRock Global Science & Technology Subaccount(1)	BlackRock Mid Cap Growth Subaccount(1)	Capital Guardian Global Subaccount
Units outstanding at January 1, 2001	—	—	—	—	7,967,497
Units purchased	623,933	797,546	—	—	1,031,319
Units redeemed and transferred	458,778	158,111	—	—	(1,568,279)

Units outstanding at December 31, 2001	1,082,711	955,657	—	—	7,430,537
Units purchased	1,726,752	1,757,259	129,010	531,142	2,834,031
Units redeemed and transferred	3,030,070	1,981,783	57,896	315,137	2,089,836

Units outstanding at December 31, 2002	5,839,533	4,694,699	186,906	846,279	12,354,404

69

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2002

3. Accumulation Units Outstanding (continued)

	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount	Clarion Real Estate Securities Subaccount(1)	Dreyfus Small Cap Value Subaccount	Gabelli Global Growth Subaccount
Units outstanding at January 1, 2001	9,751,346	5,503,500	—	13,173,015	797,564
Units purchased	1,866,311	2,372,697	—	5,470,234	1,273,207
Units redeemed and transferred	998,826	2,033,947	—	1,722,788	520,825

Units outstanding at December 31, 2001	12,616,483	9,910,144	—	20,366,037	2,591,596
Units purchased	6,091,073	6,343,725	861,459	7,103,273	1,291,107
Units redeemed and transferred	6,462,701	7,689,685	1,401,837	9,912,994	839,840

Units outstanding at December 31, 2002	25,170,257	23,943,554	2,263,296	37,382,304	4,722,543

	Great Companies— AmericaSM Subaccount(1)	Great Companies— Global[2] Subaccount	Great Companies— TechnologySM Subaccount(1)	Janus Balanced (A/T) Subaccount(1)	Janus Global (A/T) Subaccount
Units outstanding at January 1, 2001	—	42,449	—	—	5,849,715
Units purchased	182,318	414,413	892,197	—	(378,777)
Units redeemed and transferred	118,870	78,772	114,544	—	—

Units outstanding at December 31, 2001	301,188	535,634	1,006,741	—	5,470,938
Units purchased	1,372,316	481,977	486,178	312,276	17,043
Units redeemed and transferred	1,217,513	137,063	243,376	390,548	(1,314,262)

Units outstanding at December 31, 2002	2,891,017	1,154,674	1,736,295	702,824	4,173,719

70

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2002

3. Accumulation Units Outstanding (continued)

	Janus Growth II (A/T) Subaccount	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount	MFS High Yield Subaccount
Units outstanding at January 1, 2001	2,684,637	5,879,726	24,745,978	992,887	4,405,549
Units purchased	1,131,563	401,108	2,866,655	1,771,291	1,640,424
Units redeemed and transferred	(9,160)	(192,915)	(1,194,874)	1,636,843	1,211,213

Units outstanding at December 31, 2001	3,807,040	6,087,919	26,417,759	4,401,021	7,257,186
Units purchased	838,461	727,728	3,723,969	641,808	2,372,757
Units redeemed and transferred	873,315	(547,300)	23,390	342,411	2,812,110

Units outstanding at December 31, 2002	5,518,816	6,268,347	30,165,118	5,385,240	12,442,053

	PBHG Mid Cap Growth Subaccount	PBHG/NWQ Value Select Subaccount	PIMCO Total Return Subaccount(1)	Salomon All Cap Subaccount	Transamerica Convertible Securities Subaccount(1)
Units outstanding at January 1, 2001	5,086,624	336,688	—	2,458,450	—
Units purchased	3,792,176	1,337,996	—	5,309,380	—
Units redeemed and transferred	1,563,635	1,243,541	—	3,220,050	—

Units outstanding at December 31, 2001	10,442,435	2,918,225	—	10,987,880	—
Units purchased	2,974,961	2,073,616	8,333,583	5,437,970	466,811
Units redeemed and transferred	774,706	2,245,321	10,861,942	8,759,361	649,222

Units outstanding at December 31, 2002	14,192,102	7,237,162	19,195,525	25,185,211	1,116,033

71

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2002

3. Accumulation Units Outstanding (continued)

	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount(1)	Transamerica U.S. Government Securities Subaccount	T. Rowe Price Dividend Growth Subaccount	T. Rowe Price Equity Income Subaccount
Units outstanding at January 1, 2001	2,746,340	—	6,939,915	486,715	12,790,553
Units purchased	5,410,266	322,945	3,803,308	1,357,514	3,451,934
Units redeemed and transferred	3,889,358	57,436	3,516,042	814,279	1,983,414

Units outstanding at December 31, 2001	12,045,964	380,381	14,259,265	2,658,508	18,225,901
Units purchased	4,350,666	1,942,349	6,990,000	737,358	6,848,093
Units redeemed and transferred	3,509,434	1,299,156	13,252,474	1,560,167	8,932,228

Units outstanding at December 31, 2002	19,906,064	3,621,886	34,501,739	4,956,033	34,006,222

	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount	Van Kampen Asset Allocation Subaccount	Van Kampen Money Market Subaccount
Units outstanding at January 1, 2001	13,112,234	3,245,324	12,703,219	9,154,257	6,352,878
Units purchased	4,006,042	2,901,971	2,014,941	2,562,220	5,789,624
Units redeemed and transferred	(444,457)	1,784,457	(151,396)	1,207,358	2,043,309

Units outstanding at December 31, 2001	16,673,819	7,931,752	14,566,764	12,923,835	14,185,811
Units purchased	7,051,551	6,500,711	2,107,925	3,166,775	10,731,070
Units redeemed and transferred	7,549,004	5,057,666	(1,033,476)	2,878,284	(3,393,702)

Units outstanding at December 31, 2002	31,274,374	19,490,129	15,641,213	18,968,894	21,523,179

72

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2002

3. Accumulation Units Outstanding (continued)

	Van Kampen Emerging Growth Subaccount(1)	AIM V.I. Basic Value Subaccount(1)	AIM V.I. Capital Appreciation Subaccount(1)	Alliance Growth & Income Subaccount(1)	Alliance Premier Growth Subaccount(1)
Units outstanding at January 1, 2001	—	—	—	—	—
Units purchased	2,408,952	—	—	4,113,929	4,073,328
Units redeemed and transferred	1,017,013	—	—	2,013,516	997,272

Units outstanding at December 31, 2001	3,425,965	—	—	6,127,445	5,070,600
Units purchased	7,380,413	1,489,409	343,577	7,974,572	5,165,332
Units redeemed and transferred	3,320,493	1,537,148	177,137	7,541,009	4,659,946

Units outstanding at December 31, 2002	14,126,871	3,026,557	520,714	21,643,026	14,895,878

	Janus Aspen— Aggressive Growth Subaccount	Janus Aspen— Strategic Value Subaccount	Janus Aspen— Worldwide Growth Subaccount	MFS New Discovery Subaccount(1)	MFS Total Return Subaccount(1)
Units outstanding at January 1, 2001	137,741	244,459	931,259	—	—
Units purchased	2,456,120	589,522	2,858,563	—	—
Units redeemed and transferred	700,413	1,773,231	1,118,226	—	—

Units outstanding at December 31, 2001	3,294,274	2,607,212	4,908,048	—	—
Units purchased	1,252,386	72,744	4,082,596	850,986	1,424,524
Units redeemed and transferred	792,684	(520,868)	4,372,288	692,291	1,314,727

Units outstanding at December 31, 2002	5,339,344	2,159,088	13,362,932	1,543,277	2,739,251

73

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2002

3. Accumulation Units Outstanding (continued)

	Fidelity—VIP Contrafund® Subaccount	Fidelity—VIP Equity-Income Subaccount	Fidelity—VIP Growth Subaccount(1)	Fidelity—VIP Growth Opportunities Subaccount	Fidelity—VIP Mid Cap Subaccount
Units outstanding at January 1, 2001	4,760,060	957,235	—	731,475	6,408,533
Units purchased	1,975,075	2,168,589	214,353	441,717	3,920,964
Units redeemed and transferred	1,341,267	3,196,673	156,433	299,315	954,968

Units outstanding at December 31, 2001	8,076,402	6,322,497	370,786	1,472,507	11,284,465
Units purchased	5,202,745	3,202,733	2,951,240	307,117	6,791,545
Units redeemed and transferred	5,686,045	4,133,397	2,253,461	296,335	8,074,176

Units outstanding at December 31, 2002	18,965,192	13,658,627	5,575,487	2,075,959	26,150,186

	Fidelity—VIP Value Strategies Subaccount(1)	Merrill Lynch Basic Value V.I. Subaccount	Merrill Lynch High Current Income V.I. Subaccount	Merrill Lynch Developing Capital Markets V.I. Subaccount
Units outstanding at January 1, 2001	—	19,432,813	8,225,046	3,945,424
Units purchased	—	8,391,688	2,170,345	148,832
Units redeemed and transferred	—	3,603,713	(90,892)	(621,511)

Units outstanding at December 31, 2001	—	31,428,214	10,304,499	3,472,745
Units purchased	3,404,226	14,426,378	2,068,238	651,980
Units redeemed and transferred	2,467,794	10,982,674	3,381,906	(531,477)

Units outstanding at December 31, 2002	5,872,020	56,837,266	15,754,643	3,593,248

74

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2002

4. Financial Highlights

The Mutual Fund Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units results in different unit values, expense ratios, and total returns.

Effective with the 2001 annual financial statements, the Mutual Fund Account has presented the following disclosures required by the AICPA Audit and Accounting Guide for Investment Companies.

Subaccount	Year Ended		Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Lowest to Highest
Aggressive Asset Allocation	12/31/2002	(1)	8,612,238	$0.80 to $0.81	$6,929,921	0.00%	1.25% to 2.05%	(19.80)% to (19.38)%
Conservative Asset Allocation	12/31/2002	(1)	11,317,292	0.89 to 0.90	10,138,624	0.00	1.25 to 2.05	(10.68) to (10.21)
Moderate Asset Allocation	12/31/2002	(1)	33,213,809	0.86 to 0.87	28,813,179	0.00	1.25 to 2.05	(13.52) to (13.06)
Moderately Aggressive Asset Allocation	12/31/2002	(1)	29,707,087	0.84 to 0.84	24,920,409	0.00	1.25 to 2.05	(16.37) to (15.93)
Alger Aggressive Growth	12/31/2002 12/31/2001		13,333,344 8,646,331	0.37 to 0.72 0.57 to 0.90	5,742,331 5,110,673	0.00 0.00	1.25 to 2.05 1.25 to 1.55	(35.40) to (28.10) (17.74) to (9.91)
American Century Income & Growth	12/31/2002 12/31/2001	(1)	5,839,533 1,082,711	0.74 to 0.82 0.94 to 0.94	4,374,825 1,016,312	0.04 0.00	1.25 to 2.05 1.25 to 1.55	(20.62) to (17.65) (6.17) to (5.99)
American Century International	12/31/2002 12/31/2001	(1)	4,694,699 955,657	0.64 to 0.79 0.83 to 0.83	3,057,158 796,008	0.35 0.00	1.25 to 2.05 1.25 to 1.55	(23.21) to (20.83) (16.76) to (16.60)
BlackRock Global Science & Technology	12/31/2002	(1)	186,906	0.71 to 0.72	133,751	0.00	1.25 to 2.05	(28.69) to (28.32)
BlackRock Mid Cap Growth	12/31/2002	(1)	846,279	0.75 to 0.76	640,923	0.00	1.25 to 2.05	(24.51) to (24.12)
Capital Guardian Global	12/31/2002 12/31/2001		12,354,404 7,430,537	0.69 to 0.90 0.87 to 1.13	10,327,496 8,194,306	0.19 0.00	1.25 to 2.05 1.25 to 1.55	(20.75) to (19.14) (12.63) to (11.61)
Capital Guardian U.S. Equity	12/31/2002 12/31/2001		25,170,257 12,616,483	0.63 to 0.79 0.84 to 0.95	16,849,636 10,778,946	0.43 0.09	1.25 to 2.05 1.25 to 1.55	(24.96) to (20.79) (5.65) to (4.73)
Capital Guardian Value	12/31/2002 12/31/2001		23,943,554 9,910,144	0.78 to 1.81 1.02 to 2.32	28,136,557 19,659,073	4.33 0.71	1.25 to 2.05 1.25 to 1.55	(22.39) to (21.68) 2.15 to 5.16

75

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2002

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Lowest to Highest
Clarion Real Estate Securities	12/31/2002	(1)	2,263,296	$0.93 to $0.93	$2,103,475	0.98%	1.25% to 2.05%	(7.38) % to (6.89) %
Dreyfus Small Cap Value	12/31/2002 12/31/2001		37,382,304 20,366,037	0.58 to 1.89 0.98 to 3.17	39,441,468 52,488,224	15.82 0.00	1.25 to 2.05 1.25 to 1.55	(40.39) to (37.52) (2.27) to 27.00
Gabelli Global Growth	12/31/2002 12/31/2001		4,722,543 2,591,596	0.68 to 0.85 0.83 to 0.89	3,359,795 2,181,204	0.38 0.15	1.25 to 2.05 1.25 to 1.55	(17.58) to (14.62) (11.49) to (10.76)
Great Companies—AmericaSM	12/31/2002 12/31/2001	(1)	2,891,017 301,188	0.77 to 0.84 0.98 to 0.98	2,226,572 295,916	0.28 0.17	1.25 to 2.05 1.25 to 1.55	(21.90) to (15.52) (1.79) to (1.60)
Great Companies—Global[2]	12/31/2002 12/31/2001		1,154,674 535,634	0.60 to 0.83 0.78 to 0.92	757,911 439,990	0.05 0.04	1.25 to 2.05 1.25 to 1.55	(22.71) to (17.42) (18.11) to (7.81)
Great Companies—TechnologySM	12/31/2002 12/31/2001	(1)	1,736,295 1,006,741	0.47 to 0.71 0.77 to 0.77	824,556 778,825	0.00 0.00	1.25 to 2.05 1.25 to 1.55	(39.07) to (28.57) (22.68) to (22.52)
Janus Balanced (A/T)	12/31/2002	(1)	702,824	0.94 to 0.94	659,625	0.00	1.25 to 2.05	(6.38) to (5.89)
Janus Global (A/T)	12/31/2002 12/31/2001		4,173,719 5,470,938	0.43 to 0.43 0.59 to 0.59	1,796,549 3,231,933	2.52 0.91	1.40 to 1.55 1.40 to 1.55	(27.15) to (27.05) (24.03) to (23.92)
Janus Growth II (A/T)	12/31/2002 12/31/2001		5,518,816 3,807,040	0.54 to 16.76 0.78 to 24.50	35,385,566 60,459,517	0.00 0.00	1.25 to 2.05 1.25 to 1.55	(31.71) to (20.42) (29.81) to (21.55)
Jennison Growth	12/31/2002 12/31/2001		6,268,347 6,087,919	0.59 to 0.75 0.86 to 0.87	3,730,188 5,262,132	0.00 2.08	1.25 to 2.05 1.25 to 1.55	(31.80) to (24.66) (19.80) to (12.69)
J.P. Morgan Enhanced Index	12/31/2002 12/31/2001		30,165,118 26,417,759	0.67 to 1.04 0.90 to 1.40	28,809,946 36,036,407	0.40 0.62	1.25 to 2.05 1.25 to 1.55	(25.74) to (19.72) (13.33) to (10.09)
Marsico Growth	12/31/2002 12/31/2001		5,385,240 4,401,021	0.56 to 0.65 0.77 to 0.88	3,245,360 3,503,771	0.12 0.95	1.25 to 1.55 1.25 to 1.55	(27.11) to (26.90) (15.41) to (11.57)
MFS High Yield	12/31/2002 12/31/2001		12,442,053 7,257,186	0.96 to 0.99 0.95 to 0.98	12,065,568 6,957,343	2.85 5.25	1.25 to 2.05 1.25 to 1.55	(1.52) to 0.81 (2.11) to 2.34

76

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2002

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Lowest to Highest
PBHG Mid Cap Growth	12/31/2002 12/31/2001		14,192,102 10,442,435	$0.35 to $0.75 0.50 to 0.82	$6,016,458 5,656,859	0.00 0.00%	1.25% to 2.05% 1.25 to 1.55	(29.49)% to (25.38)% (36.91) to (17.57)
PBHG/NWQ Value Select	12/31/2002 12/31/2001		7,237,162 2,918,225	0.80 to 0.89 0.94 to 1.05	6,134,305 2,980,488	2.40 0.17	1.25 to 2.05 1.25 to 1.55	(19.43) to (15.27) (5.67) to (3.17)
PIMCO Total Return	12/31/2002	(1)	19,195,525	1.05 to 1.05	20,176,306	0.00	1.25 to 2.05	4.77 to 5.32
Salomon All Cap	12/31/2002 12/31/2001		25,185,211 10,987,880	0.70 to 0.77 0.94 to 1.04	18,525,570 11,156,749	1.14 1.63	1.25 to 2.05 1.25 to 1.55	(25.86) to (23.13) (5.54) to 0.67
Transamerica Convertible Securities	12/31/2002	(1)	1,116,033	0.92 to 0.92	1,029,333	0.00	1.25 to 2.05	(8.06) to (7.57)
Transamerica Equity	12/31/2002 12/31/2001		19,906,064 12,045,964	0.52 to 0.84 0.67 to 0.87	11,461,881 8,594,991	0.00 0.00	1.25 to 2.05 1.25 to 1.55	(23.43) to (15.71) (18.89) to (12.74)
Transamerica Growth Opportunities	12/31/2002 12/31/2001	(1)	3,621,886 380,381	0.79 to 0.94 1.11 to 1.11	3,309,964 421,239	0.00 0.00	1.25 to 2.05 1.25 to 1.55	(21.11) to (15.37) 10.66 to 10.87
Transamerica U.S. Government Securities	12/31/2002 12/31/2001		34,501,739 14,259,265	1.04 to 1.48 1.01 to 1.41	42,883,011 18,914,605	2.24 4.23	1.25 to 2.05 1.25 to 1.55	3.78 to 4.51 1.49 to 3.64
T. Rowe Price Dividend Growth	12/31/2002 12/31/2001		4,956,033 2,658,508	0.77 to 0.81 0.96 to 1.02	3,868,040 2,634,357	0.54 0.49	1.25 to 1.55 1.25 to 1.55	(20.06) to (19.82) (5.64) to (3.63)
T. Rowe Price Equity Income	12/31/2002 12/31/2001		34,006,222 18,225,901	0.84 to 2.02 0.99 to 2.35	47,076,365 38,282,938	1.22 1.75	1.25 to 2.05 1.25 to 1.55	(16.30) to (13.89) (1.27) to 0.75
T. Rowe Price Growth Stock	12/31/2002 12/31/2001		31,274,374 16,673,819	0.71 to 2.07 0.93 to 2.72	39,585,146 38,836,232	0.05 0.00	1.25 to 2.05 1.25 to 1.55	(23.99) to (18.26) (11.43) to (6.48)
T. Rowe Price Small Cap	12/31/2002 12/31/2001		19,490,129 7,931,752	0.54 to 0.74 0.76 to 0.96	11,850,138 6,304,487	0.00 0.00	1.25 to 2.05 1.25 to 1.55	(28.46) to (25.60) (11.10) to (4.40)
Van Kampen Active International Allocation	12/31/2002 12/31/2001		15,641,213 14,566,764	0.68 to 1.00 0.83 to 1.23	14,463,882 17,284,843	0.20 0.00	1.25 to 2.05 1.25 to 1.55	(18.24) to (17.60) (24.14) to (16.97)

77

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2002

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Lowest to Highest
Van Kampen Asset Allocation	12/31/2002 12/31/2001		18,968,894 12,923,835	$0.79 to $2.22 0.96 to 2.69	$28,717,438 30,843,509	2.23 1.93%	1.25% to 2.05% 1.25 to 1.55	(17.66) % to (12.60) % (8.49) to (3.52)
Van Kampen Money Market	12/31/2002 12/31/2001		21,523,179 14,185,811	0.99 to 1.37 1.01 to 1.37	26,896,993 18,539,336	1.24 3.29	1.25 to 2.05 1.25 to 1.55	(0.55) to 0.02 0.97 to 2.26
Van Kampen Emerging Growth	12/31/2002 12/31/2001	(1)	14,126,871 3,425,965	0.53 to 0.72 0.81 to 0.81	7,644,649 2,760,220	0.11 0.03	1.25 to 2.05 1.25 to 1.55	(34.08) to (27.60) (19.47) to (19.31)
AIM V.I. Basic Value	12/31/2002	(1)	3,026,557	0.76 to 0.76	2,292,438	0.00	1.25 to 2.05	(24.49) to (24.09)
AIM V.I. Capital Appreciation	12/31/2002	(1)	520,714	0.79 to 0.79	412,831	0.00	1.25 to 2.05	(20.98) to (20.57)
Alliance Growth & Income	12/31/2002 12/31/2001	(1)	21,643,026 6,127,445	0.71 to 0.79 0.93 to 0.93	15,442,337 5,670,543	0.53 0.02	1.25 to 2.05 1.25 to 1.55	(23.45) to (21.14) (7.49) to (7.31)
Alliance Premier Growth	12/31/2002 12/31/2001	(1)	14,895,878 5,070,600	0.58 to 0.78 0.85 to 0.86	8,770,249 4,334,641	0.00 0.00	1.25 to 2.05 1.25 to 1.55	(31.90) to (21.66) (14.55) to (14.38)
Janus Aspen—Aggressive Growth	12/31/2002 12/31/2001		5,339,344 3,294,274	0.28 to 0.80 0.40 to 0.77	2,051,009 1,597,560	0.00 0.00	1.25 to 2.05 1.25 to 1.55	(29.22) to (20.26) (40.52) to (22.98)
Janus Aspen—Strategic Value	12/31/2002 12/31/2001		2,159,088 2,607,212	0.68 to 0.69 0.90 to 0.91	1,470,248 2,351,141	0.00 0.20	1.25 to 1.55 1.25 to 1.55	(24.59) to (24.37) (9.79) to (9.32)
Janus Aspen—Worldwide Growth	12/31/2002 12/31/2001		13,362,932 4,908,048	0.45 to 0.78 0.61 to 0.84	7,542,276 3,478,690	0.75 0.32	1.25 to 2.05 1.25 to 1.55	(26.84) to (21.89) (23.81) to (16.29)
MFS New Discovery	12/31/2002	(1)	1,543,277	0.74 to 0.75	1,151,891	0.00	1.25 to 2.05	(25.58) to (25.19)
MFS Total Return	12/31/2002	(1)	2,739,251	0.91 to 0.92	2,511,989	0.00	1.25 to 2.05	(8.59) to (8.10)
Fidelity—VIP Contrafund®	12/31/2002 12/31/2001		18,965,192 8,076,402	0.71 to 0.86 0.79 to 0.95	14,413,364 6,565,921	0.50 0.59	1.25 to 2.05 1.25 to 1.55	(14.04) to (10.72) (13.81) to (5.28)
Fidelity—VIP Equity-Income	12/31/2002 12/31/2001		13,658,627 6,322,497	0.76 to 0.83 0.94 to 1.01	10,929,256 6,328,855	1.21 0.61	1.25 to 2.05 1.25 to 1.55	(18.47) to (18.07) (6.68) to (6.23)

78

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2002

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Lowest to Highest
Fidelity—VIP Growth	12/31/2002 12/31/2001	(1)	5,575,487 370,786	$0.60 to $0.74 0.87 to 0.87	$3,416,075 321,708	0.04% 0.00	1.25% to 2.05% 1.25 to 1.55	(31.36) % to (25.51)% (13.30) to (13.13)
Fidelity—VIP Growth Opportunities	12/31/2002 12/31/2001		2,075,959 1,472,507	0.55 to 0.70 0.71 to 0.91	1,274,160 1,083,506	0.65 0.29	1.25 to 1.55 1.25 to 1.55	(23.20) to (22.97) (15.95) to (8.66)
Fidelity—VIP Mid Cap	12/31/2002 12/31/2001		26,150,186 11,284,465	0.85 to 0.94 1.03 to 1.06	24,098,755 11,892,358	0.59 0.00	1.25 to 2.05 1.25 to 1.55	(14.61) to (11.14) (5.00) to 2.92
Fidelity—VIP Value Strategies	12/31/2002	(1)	5,872,020	0.75 to 0.75	4,391,844	0.00	1.25 to 2.05	(25.45) to (25.06)
Merrill Lynch Basic Value V.I.	12/31/2002 12/31/2001		56,837,266 31,428,214	0.79 to 1.25 0.97 to 1.54	57,268,523 44,475,641	1.30 1.21	1.25 to 2.05 1.25 to 1.55	(19.85) to (18.78) (2.58) to 2.81
Merrill Lynch High Current Income V.I.	12/31/2002 12/31/2001		15,754,643 10,304,499	0.94 to 0.95 0.97 to 0.98	14,868,272 9,992,873	10.11 10.55	1.25 to 2.05 1.25 to 1.55	(5.28) to (2.68) (2.38) to 2.57
Merrill Lynch Developing Capital Markets V.I.	12/31/2002 12/31/2001		3,593,248 3,472,745	0.55 to 0.87 0.62 to 0.98	2,086,079 2,149,599	0.39 0.80	1.25 to 2.05 1.25 to 1.55	(19.97) to (11.35) (2.03) to 0.06

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest.
**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded. Expense ratio(s) for periods of less than one year have been annualized.
***	These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

79

Transamerica Life Insurance Company Separate Account B—

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2002

5. Administrative, Mortality, and Expense Risk Charge

Administrative charges include an annual charge of the lesser of 2% of the policy value or $35 per contract, which will commence on the first policy anniversary of each contract owner’s account. This charge is waived if the sum of the premium payments less the sum of the partial withdrawals equals or exceeds $50,000 on the policy anniversary. Transamerica Life also deducts a daily charge equal to an annual rate of .15% of the contract owners’ account for administrative expenses. In addition, during the first seven policy years, Transamerica Life deducts a daily distribution finance charge equal to an effective annual rate of .15% of the contract owners’ account for certain contracts issued prior to May 1, 2001.

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for Transamerica Life’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value account and ranges from 1.10% to 1.90%, depending on the death benefit selected. Contract owners should see their actual policy and any related attachments to determine their specific charges.

Prior to May 1, 2001, Transamerica Life offered a 5% Annually Compounding Death Benefit and a Double Enhanced Death Benefit with a charge equal to an annual effective rate of 1.25% of the value of the contract owner’s individual account. They also offered a Return of Premium Death Benefit with a corresponding charge equal to an annual effective rate of 1.10% of the value of the contract owner’s individual account. These options are no longer available subsequent to May 1, 2001.

6. Income Taxes

Operations of the Mutual Fund Account form a part of Transamerica Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of Transamerica Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from Transamerica Life. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to Transamerica Life, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

80

PART C

OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

(a)  Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)  Exhibits:    The following exhibits are filed herewith:

(1)	(a)		Resolution of the Board of Directors of PFL Life Insurance Company authorizing establishment of the Mutual Fund Account. Note 1.

	(b)		Authorization Changing Name of the Mutual Fund Account. Note 9.

(2)			Not Applicable.

(3)	(a)		Principal Underwriting Agreement by and between PFL Life Insurance Company, on its own behalf and on the behalf of the Mutual Fund Account, and MidAmerica Management Corporation. Note 3.

	(a)	(1)	Principal Underwriting Agreement by and between PFL Life Insurance Company, on its own behalf and on the behalf of the Mutual Fund Account, and AFSG Securities Corporation. Note 12.

	(a)	(2)

Termination of Principal Underwriting Agreement by and between AEGON USA Securities, Inc., formerly known as MidAmerica Management Corporation, and PFL Life Insurance Company on its own behalf and on the behalf of PFL Endeavor Variable Annuity Account. Note 14.

	(a)	(3)

Form of Amended and Reinstated Principal Underwriting Agreement by and between AFSG Securities Corporation and Transamerica Life Insurance Company on its behalf and on behalf of the separate investment accounts. Note 30.

	(b)		Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 12.

(4)	(a)		Form of Policy for the Endeavor Variable Annuity. Note 3.

	(b)		Form of Policy Endorsement (Required Distributions). Note 3.

	(c)		Form of Policy Endorsement (Death Benefits). Note 4.

	(d)		Form of Policy Endorsement (Nursing Care). Note 7.

	(e)		Form of Policy Endorsement (Death Benefit). Note 8.

	(f)		Form of Policy for the Endeavor Variable Annuity. Note 10.

	(g)		Form of Policy Endorsement (Nursing Care). Note 10.

	(h)		Form of Policy for the Endeavor FI Variable Annuity. Note 11.

	(i)		Form of Policy Endorsement for the Endeavor FI (Nursing Care). Note 11.

	(j)		Form of Policy Endorsement for the Endeavor Variable Annuity. (Nursing Care) Note 11.

	(k)		Form of Policy for the Endeavor Variable Annuity. Note 12.

	(l)		Form of Policy Endorsement (New Separate Accounts and Annuity Commencement Date). Note 12.

	(m)		Form of Policy Rider for the PFL Endeavor Variable Annuity and the PFL Endeavor ML Variable Variable Annuity

(GMIB) Note 14.

	(n)		Form of Policy Endorsement for the PFL Endeavor Variable Annuity and the PFL Endeavor ML Variable Annuity (403(b) Loan). Note 15.

	(o)		Form of Group Master Policy and Optional Riders for the Endeavor Variable Annuity. Note 20.

	(p)		Form of Group Certificate for the Endeavor Variable Annuity. Note 20.

	(q)		Form of Individual Policy for the Endeavor Variable Annuity. Note 20.

	(r)		Form of Policy for the Separate Account VA B. Note 24.

	(s)		Form of Policy Rider (Additional Death Distribution). Note 24.

	(t)		Form of Policy Endorsement (Initial Payment Guarantee). Note 24

	(u)		Form of Policy Rider (Managed Annuity Program), Note 26.

	(v)		Form of Individual Policy for the Separate Account VA B. Note 32.

	(w)		Form of Policy Rider (Liquidity Rider). Note 32.

	(x)		Form of Policy Rider (MAP II), Note 32.

(5)	(a)		Form of Application for the Endeavor Variable Annuity. Note 11.

	(b)		Form of Application for the Endeavor FI Variable Annuity. Note 11.

	(c)		Form of Application for the Endeavor ML Variable Annuity. Note 11.

	(d)		Form of Application for the PFL Endeavor Variable Annuity. Note 12.

	(e)		Form of Application for the PFL Endeavor Variable Annuity. Note 14.

	(f)		Form of Application for the PFL Endeavor ML Variable Annuity. Note 14.

	(g)		Form of Group Master Application for the Endeavor Variable Annuity. Note 20.

	(h)		Form of Application for Transamerica Landmark Note 24.

	(i)		Form of Application for Transamerica Landmark ML. Note 24.

	(j)		Form of Application for Transamerica Landmark. Note 32.

	(k)		Form of Application for Transamerica Landmark with Merrill Lynch Funds. Note 32.

	(l)		Form of Application. Note 33.

(6)	(a)		Articles of Incorporation of PFL Life Insurance Company. Note 3.

	(b)		Bylaws of PFL Life Insurance Company. Note 3.

(7)			Not Applicable.

(8)	(a)		Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust. Note 3.
	(b)		Participation Agreement with WRL Series Fund, Inc. Note 5.

	(b)	(1)	Amendment No. 12 to Participation Agreement among WRL Series Fund, In., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 17.

(8)	(b)	(2)	Amendment No. 15 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 22.

	(b)	(3)

Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc. Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 24.

	(b)	(4)

Amendment No. 20 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 32.

	(c)		Administrative Services Agreement by and between PFL Life Insurance Company and State Street Bank and Trust Company (assigned to Vantage Computer Systems, Inc.). Note 2.

	(d)		Amendment and Assignment of Administrative Services Agreement. Note 3.

	(e)		Second Amendment to Administrative Services Agreement. Note 4.

	(f)		Termination Notice of Administrative Services Agreement by and between PFL Life Insurance Company and Vantage Computer Systems, Inc. Note 10.

	(g)		Participation Agreement by and between PFL Life Insurance Company and Merrill Lynch Asset Management L.P. for the Endeavor ML Variable Annuity Note 11.

	(h)		Amendment to Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust. Note 11.

	(h)	(1)	Amendment No. 6 to Participation Agreement by and between PFL Life Insurance Company, Endeavor Management Co. and Endeavor Series Trust. Note 17

(8)	(h)	(2)	Amendment to Schedule A of the Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust. Note 22

	(h)	(3)

Termination of Participation Agreement among Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, on their own behalf and on behalf of their separate accounts, Endeavor Series Trust and Endeavor Management Co. Note 32.

	(i)		Participation Agreement by and between PFL Life Insurance Company and Transamerica Variable Insurance Fund, Inc. Note 20

	(i)	(1)	Termination of Participation Agreement (Transamerica). Note 26

	(i)	(2)	Participation Agreement (Transamerica). Note 26

	(i)	(3)	Addendum to Participation Agreement (Transamerica). Note 26

	(j)

Participation Agreement by and between variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company, and Addendums thereto. Note 18

	(j)	(1)

Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 20

	(j)	(2)

Form of Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Funds II, Fidelity Distributors Corporation, and Transamerica Life Insurance Company (formerly PFL Life Insurance Company). Note 24

	(j)	(3)	Amendment No. 4 to Participation Agreement by and between Variable Insurance Products Funds, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25

	(j)	(4)	Amendment No. 4 to Participation Agreement by and between Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25

	(j)	(5)

Amendment Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25

	(k)		Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 19

	(k)	(1)	Amended Schedule A to Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company Note 20

	(k)	(2)	Amendment No. 2 to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25

	(k)	(3)	Amended Schedule A to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25

(8)	(l)		Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 21

(8)	(l)	(1)	Amendment No. 2 to Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 22

(8)	(m)		Participation Agreement by and among Alliance Variable Products Series Fund, PFL Life Insurance Company, AFSG Securities Corporation. Note 23.

	(m)	(1)

Amendment No. 2 to Participation Agreement by and among Alliance Variable Products Series Fund, Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AFSG Securities Corporation. Note 26

(8)	(n)		Participation Agreement by and among AIM Variable Insurance funds, Inc., AIM Distributors, Inc., PFL Life Insurance Company and AFSG Securities Corporation Note 27.

	(n)	(1)	Amendment No. 7 to Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., Transamerica Life Insurance Company and AFSG Securities Corporation. Note 31.

(8)	(o)		Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 28.

	(o)	(1)	Partial Termination of Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 29.

	(o)	(2)	Amended and Restated Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company, and Transamerica Life Insurance Company. Note 32.

	(o)	(3)

Amendment No. 3 to the Amended and Restated Participation Agreement dated July 1, 2001 by and among the MFS Variable Insurance Trust, Massachusetts Financial Service Company and Transamerica Life Insurance Company. Note 32.

(9)	(a)	Opinion and Consent of Counsel. Note 2.

	(b)	Consent of Counsel. Note 2.

(10)	(a)	Consent of Independent Auditors. Note 33.

	(b)	Opinion and Consent of Actuary. Note 33.

(11)		Not Applicable.

(12)		Not Applicable.

(13)		Performance Data Calculations. Note 33.

(14)

Powers of Attorney (P.S. Baird, W.L. Busler, D.C. Kolsrud, R.J. Kontz). Note 6. (Craig D. Vermie) Note 9. (Brenda K. Clancy) Note 10. Larry N. Norman Note 14. Bart Herbert, Jr. Note 24. (Christopher H Garrett, Authur C. Schneider). Note 32.

Note 1.	Filed with the initial filing of this Form N-4 Registration Statement (File No. 33-33085 on January 23, 1990.
Note 2.	Filed with Pre-Effective Amendment No. 1 to this Form N-4 Registration Statement (File No. 33-33085) on April 9, 1990.
Note 3.	Filed with Post-Effective Amendment No. 2 to this Form N-4 Registration Statement (File No. 33-33085) on April 1, 1991.
Note 4.	Filed with Post-Effective Amendment No. 3 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 1992.
Note 5.	Filed with Post-Effective Amendment No. 5 to this Form N-4 Registration Statement (File No. 33-33085) on April 30, 1993.
Note 6.	Filed with Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (File No. 33-33085) on January 28, 1994.
Note 7.	Filed with Post-Effective Amendment No. 7 to this Form N-4 Registration Statement (File No. 33-33085) on March 29, 1994.
Note 8.	Filed with Post-Effective Amendment No. 10 to this Form N-4 Registration Statement (File No. 33-33085) on April 27, 1995.
Note 9.	Filed with Post-Effective Amendment No. 11 to this Form N-4 Registration Statement (File No. 33-33085) on April 24, 1996.
Note 10.	Filed with Post-Effective Amendment No. 12 to this Form N-4 Registration Statement (File No. 33-33085) on February 28, 1997.
Note 11.	Filed with Post-Effective Amendment No. 13 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 1997.
Note 12.	Filed with Post-Effective Amendment No. 14 to this Form N-4 Registration Statement (File No. 33-33085) on February 27, 1998.
Note 13.	Filed with Post-Effective Amendment No. 15 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 1998.
Note 14.	Filed with Post-Effective Amendment No. 16 to this Form N-4 Registration Statement (File No. 33-33085) on September 28, 1998.
Note 15.	Filed with Post-Effective Amendment No. 17 to this Form N-4 Registration Statement (File No. 33-33085) on January 25, 1999.
Note 16.	Filed with Post-Effective Amendment No. 19 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 1999.
Note 17.	Filed with the Initial filing of Form N-4 Registration Statement for the Access Variable Annuity (File No. 333-94489) on January 12, 2000.

Note 18.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on December 6, 1996.
Note 19.	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on April 29, 1997.
Note 20.	Filed with Post-Effective Amendment No. 21 to this Form N-4 Registration Statement (File No. 33-33085) on April 27, 2000.
Note 21.	Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (333-26209) on April 28, 2000.
Note 22.	Filed with Post-Effective Amendment 22 to this Form N-4 Registration Statement (File No. 33-33085) on October 3, 2000.
Note 23.	Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-26209) on April 28, 2000.
Note 24.	Filed with Post-Effective Amendment No. 25 to this Form N-4 Registration Statement (File No. 33-33085) on April 27, 2001.
Note 25.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-63086) on September 13, 2001.
Note 26.	Filed with Post-Effective Amendment No. 26 to this Form N-4 Registration Statement (File No. 33-33085) on October 2, 2001.
Note 27.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-7509) on July 16, 1998.
Note 28.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-7509) on December 23, 1997.
Note 29.	Incorporated herein by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-7509) on April 29, 1999.
Note 30.	Filed with Post Effective Amendment 30 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 2002.
Note 31.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (333-76230) on April 29, 2002.
Note 32.	Filed with Post-Effective Amendment No. 31 to this Form N-4 Registration Statement (File No. 33-33085) on October 15, 2002.
Note 33.	Filed herewith.

Item 25.     Directors and Officers of the Depositor

Name and Business Address	Principal Positions and Offices With Depositor
Larry N. Norman 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Chairman of the Board and President

Christopher H Garrett 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, CFO-Financial Partners

Craig D. Vermie 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Vice President, Secretary, and General Counsel

Arthur C. Schneider 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, and Chief Tax Officer

Robert J. Kontz 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Vice President and Corporate Controller

Brenda K. Clancy 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Vice President, Treasurer and Chief Financial Officer

Item 26.     Persons Controlled by or under Common Control With the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON N.V.	Netherlands	32.47% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Derivatives B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON International N.V.	Netherlands	100% AEGON N.V.	Holding company

The AEGON Trust Voting Trust Trustees: Donald J. Shepard Dennis Hersch Joseph B.M. Streppel	Delaware		Voting Trust

AEGON U.S. Holding Corporation	Delaware	225 shares of Series A Preferred Stock owned by Scottish Equitable Finance Limited	Holding company

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company

COPRA Reinsurance Company	New York	100% AEGON U.S. Holding Corporation	Holding company

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON U.S. Corporation	Iowa	AEGON U.S. Holding Corporation owns 10,000 shares (75.54%); AEGON USA, Inc. owns 3,238 shares (24.46%)	Holding Company

AEGON USA, Inc.	Iowa

10 shares Series A Preferred Stock owned by AEGON U.S Holding Corporation; 150,000 shares of Class B Non-Voting Stock owned by AEGON U.S. Corporation; 100 shares Voting Common Stock owned by AEGON U.S Corporation

Holding company

RCC North America LLC	Delaware	100% AEGON USA, Inc.	Real estate

ALH Properties Eight LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Fifteen LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Five LLC	Delaware	100% RCC North America LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ALH Properties Four LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Fourteen LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Nine LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Seven LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Seventeen LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Ten LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Thirteen LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Three LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Two LLC	Delaware	100% RCC North America LLC	Real estate

BF Equity LLC	New York	100% RCC North America LLC	Real estate

Eighty-Six Yorkville, Inc.	Delaware	100% RCC North America LLC	Real estate

FGH Eastern Region LLC	Delaware	100% RCC North America LLC	Real estate

FGH Property Services LLC	Delaware	100% RCC North America LLC	Real estate

FGH Realty Credit LLC	Delaware	100% RCC North America LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 106 Fulton, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP 109th Street LLC	Delaware	100% RCC North America LLC	Real estate

FGP 90 West Street LLC	Delaware	100% RCC North America LLC	Real estate

FGP Bala, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Broadway LLC	Delaware	100% RCC North America LLC	Real estate

FGP Burkewood, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Bush Terminal, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Centereach, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Colonial Plaza, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Coram, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Emerson, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Franklin LLC.	Delaware	100% RCC North America LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
FGP Herald Center, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Heritage Square, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Islandia, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Keene LLC	Delaware	100% RCC North America LLC	Real estate

FGP Lincoln, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Main Street, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Merrick, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Northern Blvd., Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Remsen, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Rockbeach, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Schenectady, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Stamford, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP West 14th Street, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP West 32nd Street, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP West Street Two LLC	Delaware	100% RCC North America LLC	Real estate

FGP West Street LLC	Delaware	100% RCC North America LLC	Real estate

Fifth FGP LLC	Delaware	100% RCC North America LLC	Real estate

First FGP LLC	Delaware	100% RCC North America LLC	Real estate

Fourth FGP LLC	Delaware	100% RCC North America LLC	Real estate

Second FGP LLC	Delaware	100% RCC North America LLC	Real estate

Seventh FGP LLC	Delaware	100% RCC North America LLC	Real estate

The RCC Group, Inc.	Delaware	100% RCC North America, LLC	Real estate

Third FGP LLC	Delaware	100% RCC North America, LLC	Real estate

Transamerica Holding Company LLC	Delaware	100 shares Common Stock owned by AEGON USA, Inc; 100 shares Series A Preferred Stock owned by AEGON USA, Inc.	Holding company

AEGON Funding Corp.	Delaware	100% Transamerica Holding Corporation LLC	Issue debt securities-net proceeds used to make loans to affiliates

AEGON USA Investment Management, LLC	Iowa	100% Transamerica Holding Corporation LLC.	Investment advisor

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

AUSA Holding Company	Maryland	100% AEGON USA, Inc.	Holding company

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

AEGON USA Investment Management, Inc.	Iowa	100% AUSA Holding Company	Investment advisor

AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Company	Administrative and investment services

RCC Properties Limited Partnership	Iowa	AEGON USA Realty Advisors, Inc. is General Partner and 5% owner.	Limited Partnership

QSC Holding, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and financial software production and sales

Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management

Real Estate Alternatives Portfolio 1 LLC	DE	100% AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

Premier Solutions Group, Inc.	Maryland	100% Creditor Resources, Inc.	Credit insurance

CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency

Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

George Beram & Company, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

AEGON/Transamerica Investors Services, Inc.	Florida	100% AUSA Holding Company	Shareholder services

InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Provider of automobile extended maintenance contracts

Massachusetts Fidelity Trust Co.	Iowa	100% AUSA Holding Co.	Trust company

Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies

ADB Corporation, L.L.C.	Delaware	100% Money Services, Inc.	Special purpose limited Liability company

AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services

ORBA Insurance Services, Inc.	California	40.15% Money Services, Inc.	Insurance agency

Great Companies, L.L.C.	Iowa	30% Money Services, Inc.	Markets & sells mutual funds & individually managed accounts

Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company

Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management srvcs. to unaffiliated third party administrator

Monumental General Mass Marketing, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage

Trip Mate Insurance Agency, Inc.	Kansas	100% Monumental General Insurance Group, Inc.	Sale/admin. of travel insurance

National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services

Roundit, Inc.	Maryland	50% AUSA Holding Co.	Financial services

Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer

Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator

Zahorik Company, Inc.	California	100% AUSA Holding Co.	Broker-Dealer

ZCI, Inc.	Alabama	100% Zahorik Company, Inc.	Insurance agency

Zahorik Texas, Inc.	Texas	100% Zahorik Company, Inc.	Insurance agency

Commonwealth General Corporation (“CGC”)	Delaware	100% AEGON U.S. Corporation	Holding company

Academy Insurance Group, Inc.	Delaware	100% Commonwealth General Corporation	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Academy Life Insurance Co.	Missouri	100% Academy Insurance Group, Inc.	Insurance company

Pension Life Insurance Company of America	New Jersey	100% Academy Life Insurance Company	Insurance company

Ammest Massachusetts Insurance Agency, Inc.	Massachusetts	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Ammest Realty, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Ampac, Inc.	Texas	100% Academy Insurance Group, Inc.	Managing general agent

Ampac Insurance Agency, Inc. (EIN 23-2364438)	Pennsylvania	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

FED Financial, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Force Financial Group, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Force Financial Services, Inc.	Massachusetts	100% Force Financial Group, Inc.	Special-purpose subsidiary

Military Associates, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

NCOAA Management Company	Texas	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Unicom Administrative Services, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Provider of admin. services

Unicom Administrative Services, GmbH	Germany	100% Unicom Administrative Services, Inc.	Provider of admin. services

AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and admin. services to ins. cos.

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Broker-Dealer

Ampac Insurance Agency, Inc. (EIN 23-1720755)	Pennsylvania	100% Commonwealth General Corporation	Provider of management support services

Compass Rose Development Corporation	Pennsylvania	100% Ampac Insurance Agency, Inc.	Special-purpose subsidiary

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Financial Planning Services, Inc.	Dist. Columbia	100% Ampac Insurance Agency, Inc.	Special-purpose subsidiary

Frazer Association Consultants, Inc.	Illinois	100% Ampac Insurance Agency, Inc.	TPA license-holder

National Home Life Corporation	Pennsylvania	100% Ampac Insurance Agency, Inc.	Special-purpose subsidiary

Valley Forge Associates, Inc.	Pennsylvania	100% Ampac Insurance Agency, Inc.	Furniture & equipment lessor

Veterans Benefit Plans, Inc.	Pennsylvania	100% Ampac Insurance Agency, Inc.	Administrator of group insurance programs

Veterans Insurance Services, Inc.	Delaware	100% Ampac Insurance Agency, Inc.	Special-purpose subsidiary

Benefit Plans, Inc.	Delaware	100% Commonwealth General Corporation	TPA for Peoples Security Life Insurance Company

AEGON Alliances, Inc.	Virginia	100% Benefit Plans, Inc.	General agent

Capital 200 Block Corporation	Delaware	100% Commonwealth General Corporation	Real estate holdings

Capital General Development Corporation	Delaware	100% Commonwealth General Development	Holding company

Monumental Life Insurance Company	Maryland	73.23% Capital General Development Company 26.77% First AUSA Life Insurance Company	Insurance company

AEGON Direct Marketing Services, Inc.	Maryland	100% Monumental Life Insurance Company	Marketing company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Apple Partners of Iowa LLC	Iowa	58.13% Monumental Life Insurance Company; 41.87% Peoples Benefit Life Insurance Company	Hold title on Trustee’s Deeds on secured property

Ammest Realty Corporation	Texas	100% Monumental Life Insurance Company	Special-purpose subsidiary

Exchange Management Services, Inc.	Missouri	100% Monumental Life Insurance Company	Management company

Peoples Benefit Life Insurance Company	Iowa	3.7% CGC 20% Capital Liberty, L.P. 76.3% Monumental Life Insurance Company	Insurance company

Coverna Direct Insurance Agency, Inc.	Maryland	100% Peoples Benefit Life Insurance Company	Insurance agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

JMH Operating Company, Inc.	Mississippi	100% People’s Benefit Life Insurance Company	Real estate holdings

Capital Liberty, L.P.	Delaware	99.0% Monumental Life Insurance Company (Limited Partner); 1.0% Commonwealth General Corporation (General Partner)	Holding company

Consumer Membership Services, Inc.	Delaware	100% Commonwealth General Corporation	Credit card protection

Global Premier Reinsurance Company, Ltd.	British Virgin	100% Commonwealth General Corporation	Reinsurance company

Health Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Insurance Consultants	Nebraska	100% Commonwealth General Corporation	Brokerage

Icon Partners, Limited	UK	100% Insurance Consultants, Inc.	Insurance intermediary

Quest Membership Services, Inc.	Delaware	100% Commonwealth General Corporation	Travel discount plan

Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Casualty Insurance Company	Ohio	100% AEGON U.S. Corporation	Insurance company

AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company

Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company

Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

Cornerstone International Marketing Ltd.	UK	100% Cornerstone International Holdings Ltd.	Marketing company

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Transamerica Direct Marketing Korea Ltd.	Korea	99% AEGON DMS Holding B.V.: 1% AEGON International N.V.	Marketing company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Direct Marketing Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica Direct Marketing Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

Transamerica Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company

Transamerica Corporation	Delaware	100% Transamerica Holding B.V.	Major interest in insurance and finance

AEGON Funding Corp. II	Delaware	100% Transamerica Corp.	Commercial paper insurance

Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Life insurance

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corp,	Property & Casualty Insurance

Inter-America Corporation	California	100% Transamerica Corp.	Insurance Broker

Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Property & Casualty Insurance

Transamerica Business Technologies Corporation.	Delaware	100% Transamerica Corp.	Telecommunications and data processing

Transamerica CBO I, Inc.	Delaware	100% Transamerica Corp.	Owns and manages a pool of high-yield bonds

Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corp.	Name holding only – Inactive

Transamerica Finance Corporation (“TFC”)	Delaware	100% Transamerica Corp.	Commercial & Consumer Lending & equipment leasing

TA Leasing Holding Co., Inc.	Delaware	100% TFC	Holding company

Trans Ocean Ltd.	Delaware	100% TA Leasing Holding Co. Inc.	Holding company

Trans Ocean Container Corp. (“TOCC”)	Delaware	100% Trans Ocean Ltd.	Intermodal leasing

SpaceWise Inc.	Delaware	100% Transamerica Ocean Container Corp.	Intermodal leasing

Trans Ocean Leasing Deutschland GmbH	Germany	100% Transamerica Ocean Container Corp.	Intermodal leasing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Trans Ocean Management Corporation	California	100% Transamerica Ocean Container Corp.	Inactive

Trans Ocean Management S.A.	Switzerland	100% Transamerica Ocean Container Corp.	Intermodal leasing

Trans Ocean Regional Corporate Holdings	California	100% Transamerica Ocean Container Corp.	Holding company

Transamerica Leasing Inc.	Delaware	100% Transamerica Leasing Holding Co.	Leases & Services intermodal equipment

Transamerica Leasing DO Brasil LTDA.	Brazil	100% Transamerica Leasing, Inc.	Container Leasing

Transamerica Leasing Holdings Inc. (“TLHI”)	Delaware	100% Transamerica Leasing Inc.	Holding company

Greybox Logistics Services Inc.	Delaware	100% TLHI	Intermodal leasing

Greybox L.L.C. (“G”)	Delaware	100% TLHI	Intermodal freight container interchange facilitation service

Transamerica Trailer Leasing S.N.C.	France	100% Greybox L.L.C.	Leasing

Greybox Services Limited	U.K.	100% TLHI	Intermodal leasing

Intermodal Equipment, Inc.	Delaware	100% TLHI	Intermodal leasing

Transamerica Leasing N.V.	Belgium	100% Intermodal Equipment Inc.	Leasing

Transamerica Leasing SRL	Italy	100% Intermodal Equipment Inc.	Leasing

Transamerica Distribution Services, Inc.	Delaware	100% TLHI	Dormant

Transamerica Leasing Coordination Center	Belgium	100% TLHI	Leasing

Transamerica Leasing GmbH	Germany	100% TLHI	Leasing

Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% TLHI	Leasing

Transamerica Leasing Limited	U.K.	100% TLHI	Leasing

ICS Terminals (UK) Limited	U.K.	100% Transamerica Leasing Limited	Leasing

Transamerica Leasing Pty. Ltd.	Australia	100% TLHI	Leasing

Transamerica Leasing (HK) Ltd.	H.K.	100% TLHI	Leasing

Transamerica Leasing (Proprietary) Limited	South Africa	100% TLHI	In Liquidation – Intermodal leasing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

Transamerica Trailer Holdings I Inc.	Delaware	100% TLHI	Holding company

Transamerica Funding LP	UK	98% Transamerica Trailer Holdings I, Inc.; 1% Transamerica Distribution Services, Inc.; 1% ICS Terminals (UK) Limited	Intermodal leasing

Transamerica Trailer Holdings II Inc.	Delaware	100% TLHI	Holding company

Transamerica Trailer Holdings III Inc.	Delaware	100% TLHI	Holding company

Transamerica Trailer Leasing AB	Sweden	100% TLHI	Leasing

Transamerica Trailer Leasing AG	Switzerland	100% TLHI	Leasing

Transamerica Trailer Leasing A/S	Denmark	100% TLHI	Leasing

Transamerica Trailer Leasing GmbH	Germany	100% TLHI	Leasing

Transamerica Trailer Leasing (Belgium) N.V.	Belgium	100% TLHI	Leasing

Transamerica Trailer Leasing (Netherlands) B.V.	Netherlands	100% TLHI	Leasing

Transamerica Alquiler de Trailer Spain S.L.	Spain	100% TLHI	Leasing

Transamerica Transport Inc.	New Jersey	100% TLHI	Dormant

TREIC Enterprises, Inc.	Delaware	100% TFC	Investments

TFC Properties, Inc.	Delaware	100% TFC	Holding company

Transamerica Retirement Communities S.F., Inc.	Delaware	100% TFC Properties, Inc.	Owned property

Transamerica Retirement Communities S.J., Inc.	Delaware	100% TFC Properties, Inc.	Owned property

Transamerica Commercial Finance Corporation, I	Delaware	100% TFC.	Holding company

Transamerica Commercial Finance Corporation, II (“TCFCII”)	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

BWAC Credit Corporation	Delaware	100% TCFCII	Inactive

BWAC International Corporation	Delaware	100% TCFCII	Retail Appliance and furniture stores

BWAC Twelve, Inc.	Delaware	100% TCFCII	Holding company

TIFCO Lending Corporation	Illinois	100% BWAC Twelve, Inc.	General financing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Insurance Finance Corporation	Maryland	100% BWAC Twelve, Inc.	Insurance premium financing

Transamerica Insurance Finance Corporation, California	California	100% Transamerica Insurance Finance Corporation	Insurance premium

TBCC Funding Trust I	Delaware	100% TCFCII	Delaware Business Trust

TBCC Funding I LLC	Delaware	100% TBCC Funding Trust I	Delaware Business Trust

TBCC Funding Trust II	Delaware	100% TCFCII	Delaware Business Trust

TBCC Funding II LLC	Delaware	100% TBCC Funding Trust II	Delaware Business Trust

Private Label Funding LLC	Delaware	100% TBCC Funding Trust II	Delaware Business Trust

M Credit, Inc.	Delaware	100% TCFCII	Commercial lending

Bay Capital Corporation	Delaware	100% M Credit, Inc.	Special purpose corporation

Coast Funding Corporation	Delaware	100% M Credit, Inc.	Special purpose corporation

Transamerica Small Business Capital, Inc.	Delaware	100% M Credit, Inc.	Holding company

Gulf Capital Corporation	Delaware	100% M Credit, Inc.	Special purpose corporation

Direct Capital Equity Investments, Inc.	Delaware	100% M Credit, Inc.	Small business loans

Direct Capital Partners LLC	Delaware	33.33% M Credit, Inc.	Investment banking

Direct Capital Partners LP	Delaware	25% Direct Capital Partners LLC (General Partner); 75% Direct Capital Equity Investments, Inc. (Limited Partnership)	Investment banking

Inland Water Transportation LLC	Delaware	100% Capital Partners LP	Finance barges

TBC IV, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax I, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax II, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax III, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax IV, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TBC Tax V, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax VI, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax VII, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax VIII, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax IX, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

T Holdings, Inc.	Delaware	100% TCFCII	Holding company

TBC I, Inc.	Delaware	100% T Holdings, Inc.	Special purpose corporation

Facta LLP	Illinois	50% TBC I, Inc.	Commercial finance

TBC III, Inc.	Delaware	100% TBCC	Special purpose corporation

Transcap Trade Finance	Illinois	50% TBC III, Inc.	Commercial finance

Transamerica Mezzanine Financing, Inc.	Delaware	100% T Holdings, Inc.	Holding company

Transamerica Commercial Real Estate Finance LLC	Illinois	100% T Holdings, Inc.	Bridge/mezzanine finance

Transamerica Business Capital Corporation	Delaware	100% TCFCII	Commercial lending

Auto Funding Services LLC	Delaware	100% Transamerica Business Capital Corporation	Commercial lending

Transamerica Distribution Finance Corporation (“TDFC”)	Delaware	100% TCFCII	Holding company

Transamerica Accounts Holding Corporation	Delaware	100% Transamerica Distribution Finance Corporation	Holding company

ARS Funding Corporation	Delaware	100% Transamerica Accounts Holding Corporation	Dormant

Transamerica Inventory Finance Corporation (“TIFC”)	Delaware	100% Transamerica Distribution Finance Corporation	Holding company

BWAC Seventeen, Inc.	Delaware	100% TIFC	Holding company

Transamerica Commercial Finance Canada, Limited	Ontario	100% BWAC Seventeen, Inc.	Dormant

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Commercial Finance Corporation, Canada	Canada	100% BWAC Seventeen, Inc.	Commercial finance

Transamerica Acquisition Corporation, Canada	Canada	100% Transamerica Commercial Finance Corporation, Canada	Holding company

Cantrex Group Inc.	Quebec	100% Transamerica Acquisition Corporation Canada	Buying group and retail merchant services

2953-9087 Quebec, Inc.	Quebec	100% Cantrex Group Inc.	Inactive

Corbeil Electrique, Inc.	Quebec	100% Cantrex Group, Inc.	Inactive

Prestex Marketing, Inc.	Canada	100% Cantrex Group, Inc.	Inactive

BWAC Twenty-One, Inc.	Delaware	100% TIFC	Holding company

ODBH Ltd./Harley Davidson Acceptance	U.K.	100% BWAC Twenty-One, Inc.	Holding company

Transamerica Commercial Holdings Limited	U.K.	100% BWAC Twenty-One Inc.	Holding company

Transamerica Trailer Leasing Limited	N.Y.	100% Transamerica Commercial Holding Limited	Leasing

Transamerica Commercial Finance Limited	U.K.	100% Transamerica Commercial Holding Limited	Commercial lending

TDF Credit Insurance Services Limited	U.K.	100% Transamerica Commercial Finance Limited	Credit insurance brokerage

Whirlpool Financial Corporation Polska SpoZOO	Poland	100% Transamerica Commercial Finance Limited	Inactive—commercial finance

Transamerica Commercial Finance France S.A.	France	100% TIFC	Factoring company

Transamerica GmbH, Inc.	Delaware	100% TIFC	Holding company

Transamerica Fincieringsmaatschappij B.V.	Netherlands	100% Transamerica GmbH, Inc.	Commercial lending in Europe

Transamerica GmbH	Germany	90% Transamerica GmbH, Inc.	Commercial lending in Germany

Transamerica Commercial Finance Corporation	Delaware	100% TIFC	Finance company

TCF Asset Management Corporation	Colorado	100% Transamerica Commercial Finance Corporation	A depository for foreclosed real and personal property

Transamerica Catalyst Financial Services LLC	Delaware	100% Transamerica Commercial Finance Corporation	Owns & operates electronic/internet enabled system

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Distribution Finance Insurance Services, Inc.	Illinois	100% Transamerica Commercial Finance Corporation	Finance company

Transamerica Distribution Finance Factorje S.A. de C.V.	Mexico	99% Transamerica Commercial Finance Corporation	Finance company

Inventory Funding Trust	Delaware	100% Transamerica Commercial Finance Corporation	Delaware Business Trust

Inventory Funding Company, LLC	Delaware	100% Inventory Funding Trust	Holding company

Transamerica Joint Ventures, Inc.	Delaware	100% Transamerica Commercial Finance Corporation	Holding company

Transamerica Venture LLC	Delaware	100% Transamerica Joint Ventures, Inc.	Ownership and operation of a commercial finance business for Brunswick Corp. customers

Amana Finance	Illinois	50% Transamerica Joint Ventures, Inc.	Commercial finance

American Standard Financial Services	Illinois	50% Transamerica Joint Ventures, Inc.	Commercial finance

Penske Financial Services LLC	Delaware	50% Transamerica Joint Ventures, Inc.	Commercial finance

Polaris Acceptance	Illinois	50% Transamerica Joint Ventures, Inc.	Commercial finance

Transamerica Distribution Finance Corporation—Overseas, Inc.	Delaware	100% Transamerica Commercial Finance Corporation	Commercial Finance

TDF-Mauritius Limited	Mauritius	100% Transamerica Distribution Finance Corporation—Overseas, Inc.	Mauritius holding company

Transamerica Apple Distribution Finance Public Limited	India	69.94% TDF-Mauritius Limited	Finance company

Transamerica Distribution Finance Corporation de Mexico S. de R.L. de C.V.	Mexico	100% Transamerica Commercial Finance Corporation	Holding company in Mexican subsidiaries

TDF de Mexico S. de R.L. de C.V.	Mexico	99% Transamerica Distribution Finance Corporation de Mexico S. de R.L. de C.V.	Service company for Whirlpool receivables

Transamerica Corporate Services De Mexico S. de R.L. de CV	Mexico	99% Transamerica Distribution Finance Corporation de Mexico S. de R.L. de C.V.	Holds employees

Distribution Support Services LLC	Delaware	100% Transamerica Commercial Finance Corporation	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Equipment Financial Services Corporation (“TEFSC”)	Delaware	100% TCFCII	Investment in Various equipment leases and loans

First AUSA Life Insurance Company	Maryland	385,000 shares Common Stock owned by Transamerica Holding Company LLC; 115,000 Series A Preferred Stock owned by Transamerica Holding Company LLC	Insurance holding company

AUSA Life Insurance Company, Inc.	New York	82.33% First AUSA Life Insurance Company 17.67% Veterans Life Insurance Company	Insurance

AUSACAN LLP	Canada	General Partner—AUSA Holding Company (1%); Limited Partner—First AUSA Life Insurance Company (99%)	Inter-company lending and general business

Bankers Financial Life Ins. Co.	Arizona	100% Voting Common Stock Class B Common stock is allocated 75% of total cumulative vote. Class A Common stock is allocated 25% of total cumulative vote.	Insurance

Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote. Participating common stock is allowed 40% of total cumulative vote	Insurance

Life Investors Insurance Company of America	Iowa	504,032 shares Common Stock owned by First AUSA Life Insurance Company; 504,033 shares Series A Preferred Stock owned by First AUSA Life Insurance Company.	Insurance

Life Investors Alliance, LLC	Delaware	100% LIICA	Purchase, own, and hold the equity interest of other entities

Monumental General Casualty Co.	Maryland	100% First AUSA Life Ins. Co.	Insurance

Monumental General Life Insurance Company of Puerto Rico	Puerto Rico	First AUSA Life Insurance Company owns 51%; Baldrich & Associates of Puerto Rico owns 49%.	Insurance

Southwest Equity Life Ins. Co.	Arizona	100% of Common Voting Stock First AUSA Life Ins. Co.	Insurance

The Whitestone Corporation	Maryland	100% First AUSA Life Ins. Co.	Insurance agency

United Financial Services, Inc.	Maryland	100% First AUSA Life Ins. Co.	General agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Western Reserve Life Assurance Co. of Ohio	Ohio	100% First AUSA Life Ins. Co.	Insurance

AEGON Equity Group, Inc.	Florida	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

AEGON/Transamerica Fund Advisers, Inc.	Florida	Western Reserve Life Assurance Company of Ohio owns 77%; AUSA Holding Company owns 23%	Fund advisor

Transamerica Income Shares, Inc.	Maryland	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund

IDEX Mutual Funds	Massachusetts	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund

AEGON/Transamerica Fund Services, Inc.	Florida	100% Western Reserve Life Assurance Co. of Ohio	Mutual fund

AEGON/Transamerica Series Fund, Inc.	Maryland	Various	Investment advisor, transfer agent, administrator, sponsor, principal underwriter/distributor or general partner.

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Alabama, Inc.	Alabama	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of New Mexico, Inc.	New Mexico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Ohio, Inc.	Ohio	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Alabama, Inc.	Alabama	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Mississippi, Inc.	Mississippi	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Wyoming, Inc.	Wyoming	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Insurance Agency of Texas, Inc.	Texas	Record Shareholder—Jack Linder	Insurance agency

WRL Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

WRL Insurance Agency of Massachusetts, Inc.	Massachusetts	100% WRL Insurance Agency, Inc.	Insurance agency

WRL Insurance Agency of Nevada, Inc.	Nevada	100% WRL Insurance Agency, Inc.	Insurance agency

WRL Insurance Agency of Wyoming, Inc.	Wyoming	100% WRL Insurance Agency, Inc.	Insurance agency

WRL Insurance Agency of Texas, Inc.	Texas	Record Shareholder – Daniel L. DeMarco	Insurance agency

Transamerica Life Insurance Company	Iowa	223,500 shares Common Stock owned by Transamerica Holding Company LLC; 42,500 shares Series A Preferred Stock owned by Transamerica Holding Company LLC.	Insurance

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Co.	Marketing

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

Transamerica Financial Institutions, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life insurance and underwriting services

Professional Life & Annuity Insurance Company	Arizona	100% Transamerica Life Insurance Co.

Veterans Life Insurance Company	Illinois	100% Transamerica Holding Company LLC	Insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Peoples Benefit Services, Inc.	Pennsylvania	100% Veterans Life Insurance Company	Special-purpose subsidiary

Veterans Life Insurance Agency, Inc.	Maryland	100% Veterans Life Insurance Company	Insurance

TA Air V, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Air IX, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Air X, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Air XI, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Air XV, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Air XVIII, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Air XIX, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Heli I, Inc.	Delaware	100% TEFSC	Special purpose corporation

TA Marine I, Inc.	Delaware	100% TEFSC	Special purpose corporation

TA Marine II, Inc.	Delaware	100% TEFSC	Special purpose corporation

TA Marine IV, Inc.	Delaware	100% TEFSC	Special purpose corporation

TA Marine VI, Inc.	Delaware	100% TEFSC	Special purpose corporation

TA Marine V, Inc.	Delaware	100% TEFSC	Special purpose corporation

TA Marine III, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Public Finance Air I, Corp.	Delaware	100% TEFSC	Special purpose corporation

Transamerica Vendor Financial Service Corporation	Delaware	100% TDFC	Provides commercial leasing

Transamerica Flood Hazard Certification, Inc.	Delaware	100% TFC	Flood Zone certification service

Transamerica Home Loan	California	100% TFC	Consumer mortgages

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Public Finance, LLC	Delaware	70% TFC	Financial Services

Transamerica Advisors, Inc.	California	100% TSC	Retail sale of investment advisory services

Transamerica Annuity Service Corp.	New Mexico	100% TSC	Performs services required for structured settlements

TBK Insurance Agency of Ohio, Inc.	Ohio	100% Transamerica Financial Advisors, Inc.	Variable insurance contract sales in state of Ohio

Transamerica Financial Resources Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker

Transamerica Financial Resources Ins. Agency of Massachusetts, Inc.	Massachusetts	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker

Transamerica Financial Resources Ins. Agency of Nevada, Inc.	Nevada	100% Transamerica Fin. Financial Advisors, Inc.	Insurance agent & broker

Transamerica International Insurance Services, Inc. (“TIISI”)	Delaware	100% TSC	Holding & administering foreign operations

AEGON Canada Inc. (“ACI”)	Canada	100% TIHI	Holding company

Transamerica Life Canada	Canada	100% ACI	Life insurance company

Home Loans and Finance Ltd.	U.K.	100% TIISI	Inactive

Transamerica Occidental Life Insurance Company (“TOLIC”)	Iowa	100% TSC	Life insurance

NEF Investment Company	California	100% TOLIC	Real estate development

Transamerica China Investments Holdings Limited	Hong Kong	99% TOLIC	Holding company

Transamerica Life Insurance and Annuity Company (“TALIAC”)	N. Carolina	100% TOLIC	Life insurance

Transamerica Assurance Company	Missouri	100% TALIAC	Life and disability insurance

Gemini Investments, Inc.	Delaware	100% TALIAC	Investment subsidiary

Transamerica Life Insurance Company of New York	New York	100% TOLIC	Insurance sales

USA Administration Services, Inc.	Kansas	100% TOLIC	Third party administrator

Transamerica Products, Inc. (“TPI”)	California	100% TSC	Holding company

Transamerica Products I, Inc.	California	100% TPI	Co-general partner

Transamerica Securities Sales Corp.	Maryland	100% TSC	Life insurance sales

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Service Company (“TSC”)	Delaware	100% TIHI	Passive loss tax service

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% Transamerica Corp.	Reinsurance

Transamerica Intellitech, Inc.	Delaware	100% TFC	Real estate information and technology services

Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corp.	Investment adviser

Transamerica Real Estate Tax Service, Inc.	Delaware	100% TFC	Real estate tax reporting and processing services

Transamerica Realty Services, LLC (“TRS”)	Delaware	100% Transamerica Corp.	Real estate investments

Bankers Mortgage Company of CA	California	100% TRS	Investment management

The Gilwell Company	California	100% TRS	Ground lessee of 517 Washington Street, San Francisco

Transamerica Affordable Housing, Inc.	California	100% TRS	General partner LHTC Partnership

Transamerica Minerals Company	California	100% TRS	Owner and lessor of oil and gas properties

Transamerica Oakmont Corporation	California	100% TRS	General partner retirement properties

AEGON Capital Management, Inc.	Canada	100% TIHI	Investment counsel and portfolio manager

AEGON Dealer Services Canada, Inc.	Canada	100% National Finance Corporation	Mutual fund dealer

AEGON Fund Management, Inc.	Canada	100% TIHI	Mutual fund issuer

Edgewood IP, LLC	Iowa	100% TOLIC	Limited liability company

Emergent Business Capital Holdings, Inc.	Delaware	100% Transamerica Small Business Capital, Inc.	Small business capital and mezzanine financing company

Financial Resources Insurance Agency of Texas	Texas	100% Transamerica Financial Advisors, Inc.	Retail sale of securities products

Money Concept (Canada) Limited	Canada	100% National Financial Corporation	Financial services, marketing and distribution

National Financial Corporation	Canada	100% AEGON Canada, Inc.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
National Financial Insurance Agency, Inc.	Canada	100%Money Concept (Canada) Limited	Insurance agency

Quantitative Data Solutions, LLC	Delaware	60% owned by TOLIC; 40% owned by Primary Knowledge, Inc.	Special purpose corporation

TA Steel I LLC	Delaware	100% TEFSC	Special purpose corporation

Transamerica Aviation 041 Corp.	Delaware	100% TEFSC	Special purpose corporation

Transamerica Aviation 400 Corp.	Delaware	100% TEFSC	Special purpose corporation

Transamerica Avaiation LLC	Delaware	100% TEFSC	Special purpose corporation

Transamerica Consultora Y Servicios Limitada	Chile	95% TOLIC; 5% Transamerica International Re(Bermuda), Ltd.	Special purpose limited liability corporation

Transamerica Financial Advisors, Inc.	Delaware	100% TSC	Broker/dealer

Transamerica Investors, Inc.	Maryland	Maintains advisor status	Advisor

Transamerica Pyramid Properties LLC	Iowa	100% TOLIC	Realty limited liability company

Transamerica Realty Investment Properties LLC	Delaware	100% TOLIC	Realty limited liability company

Transamerica Technology Services Limited	UK	100% Transamerica Commercial Finance Limited	Service company

Transamerica Technology Finance Corporation	Delaware	100% Transamerica Commercial Finance Corporation, II	Commercial lending and leasing

WFG Securities of Canada, Inc.	Canada	100% Work Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

World Financial Group Holding Company of Canada, Inc.	Canada	100%TIHI	Holding company

World Financial Group Subholding Company of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

Item 27.    Number of Policyowners

As of December 31, 2002, there were 60,804 Owners of the Policies.

Item 28.    Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.    Principal Underwriter

AFSG Securities Corporation

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-0001

The directors and officers of AFSG Securities Corporation are as follows:(5)

Larry N. Norman Director and President	Anne Spaes Director and Vice President

Frank A. Camp Secretary	Darin Smith Vice President and Assistant Secretary

Lisa Wachendorf Director, Vice President and Chief Compliance Officer	William G. Cummings Treasurer/Controller and Vice President

Thomas R. Moriarty Vice President

Priscilla Hechler Assistant Vice President	Emily Bates Assistant Treasurer

Teresa Stolba Assistant Compliance Officer	Clifton Flenniken Assistant Treasurer

5	The principal business address of each person listed is AFSG Securities Corporation, 4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001.

Commissions and Other Compensation Received by Principal Underwriter.

AFSG Securities Corporation, the broker/dealer, received $175,893,055.30, $41,169,013.97 and $24,804,103.00 from the Registrant for the year ending December 31, 2002, December 31, 2001 and for the year ending December 31, 2000 respectively, for its services in distributing the Policies. No other commission or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the fiscal year.

AFSG Securities Corporation serves as the principal underwriter for Separate Account VA B, the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VL A and Legacy Builder Variable Life Separate Account. These accounts are separate accounts of Transamerica Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account VA BNY, Separate Account C, TFLIC Series Life Account (formerly AUSA Series Life Account), TFLIC Series Annuity Account (formerly AUSA Series Annuity Account) and TFLIC Series Annuity Account B (formerly AUSA Series Annuity Account B). These accounts are separate accounts of Transamerica Financial Life Insurance Company (formerly AUSA Life Insurance Company, Inc.)

AFSG Securities Corporation serves as principal underwriter for Separate Account I, Separate Account II and Separate Account V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for WRL Series Life Account, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

AFSG Securities Corporation also serves as principal underwriter for Separate Account VA G, Separate Account VA H, Separate Account VA-2L and Transamerica Occidental Life Separate Account VUL-3. These accounts are separate accounts of Transamerica Occidental Life Insurance Company.

AFSG Securities Corporation also serves as principal underwriter for Separate Account VA-2LNY. This account is a separate account of Transamerica Financial Life Insurance Company (formerly Transamerica Life Insurance Company of New York).

Item 30.    Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit Transamerica Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.

Item 31.    Management Services.

All management Policies are discussed in Part A or Part B.

Item 32.    Undertakings

(a)  Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

(b)  Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)  Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

(d)  Transamerica Life Insurance Company hereby represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Life Insurance Company.

SECTION 403(B) REPRESENTATIONS

        Transamerica represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

STATEMENT PURSUANT TO RULE 6C-7: TEXAS OPTIONAL RETIREMENT PROGRAM

Transamerica and the Mutual Fund Account rely on 17 C.F.R. Sec. 270.6c-7, and represent that the provisions of that Rule have been or will be complied with.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 28th day of April, 2003.

SEPARATE ACCOUNT VA B TRANSAMERICA LIFE INSURANCE COMPANY Depositor

*
Larry N. Norman President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures	Title	Date

* Christopher H. Garrett	Director	, 2003

/S/ CRAIG D. VERMIE Craig D. Vermie	Director	April 28, 2003

* Larry N. Norman	Director, (Principal Executive Officer)	, 2003

* Arthur C. Schneider	Director	, 2003

* Robert J. Kontz	Vice President and Corporate Controller	, 2003

* Brenda K. Clancy	Director, Vice President, Treasurer and Chief Financial Officer	, 2003

*	By Craig D. Vermie, Attorney-in-Fact

Registration No. 33-33085

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

SEPARATE ACCOUNT VA B

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*
(5)(l)	Form of Application
(10)(a)	Consent of Independent Auditors
(10)(b)	Opinion and Consent of Actuary
(13)	Performance Data Calculations

* Page numbers included only in manually executed original.